UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2010

1.810690.106

SEI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	109,172	$ 1,172,507
Amerigon, Inc. (a)(d)	46,251	485,636
BorgWarner, Inc. (a)(d)	205,644	12,408,559
Cooper Tire & Rubber Co.	105,556	2,205,065
Dana Holding Corp. (a)	255,028	3,853,473
Dorman Products, Inc. (a)	24,282	959,382
Drew Industries, Inc.	35,516	717,423
Exide Technologies (a)	95,472	780,961
Federal-Mogul Corp. Class A (a)	45,369	848,400
Fuel Systems Solutions, Inc. (a)(d)	24,616	850,729
Gentex Corp.	266,688	5,597,781
Lear Corp. (a)	85,302	7,486,957
Modine Manufacturing Co. (a)(d)	82,285	1,140,470
Motorcar Parts of America, Inc. (a)	4,448	54,132
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	345,854	179,360
Shiloh Industries, Inc. (a)	9,407	104,700
Spartan Motors, Inc.	62,902	332,752
Standard Motor Products, Inc.	41,023	516,069
Stoneridge, Inc. (a)	56,122	729,586
Strattec Security Corp.	1,809	61,868
Superior Industries International, Inc.	45,058	875,928
Tenneco, Inc. (a)	113,747	4,147,216
Tower International, Inc.	3,174	47,610
TRW Automotive Holdings Corp. (a)	145,572	6,913,214
		52,469,778
Automobiles - 0.1%
General Motors Co.	769	26,300
Tesla Motors, Inc. (a)(d)	28,019	989,911
Thor Industries, Inc.	59,707	1,763,148
Winnebago Industries, Inc. (a)(d)	51,257	537,173
		3,316,532
Distributors - 0.1%
Amcon Distributing Co.	1,022	75,730
Audiovox Corp. Class A (a)	41,307	282,953
Core-Mark Holding Co., Inc. (a)	20,297	734,751
LKQ Corp. (a)	244,090	5,266,242
Weyco Group, Inc.	14,549	352,231
		6,711,907
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)(d)	32,080	1,096,174
Bridgepoint Education, Inc. (a)(d)	39,904	610,531
Cambium Learning Group, Inc. (a)	16,192	48,252
Capella Education Co. (a)(d)	25,804	1,413,801
Career Education Corp. (a)	114,469	2,036,404
Carriage Services, Inc. (a)	11,500	54,050
Coinstar, Inc. (a)(d)	49,960	3,219,422
Collectors Universe, Inc.	6,852	102,780
Corinthian Colleges, Inc. (a)(d)	148,945	615,143

	Shares	Value
CPI Corp.	18,726	$ 532,942
Education Management Corp. (a)(d)	76,032	1,073,572
Grand Canyon Education, Inc. (a)	52,647	1,002,399
Hillenbrand, Inc.	109,881	2,121,802
ITT Educational Services, Inc. (a)(d)	66,000	3,860,340
Jackson Hewitt Tax Service, Inc. (a)	73,123	61,423
K12, Inc. (a)(d)	53,266	1,365,740
Learning Tree International, Inc.	12,160	120,627
Lincoln Educational Services Corp.	34,105	499,979
Mac-Gray Corp.	17,945	251,051
Matthews International Corp. Class A	54,272	1,762,755
National American University Holdings, Inc.	7,000	48,020
Nobel Learning Communities, Inc. (a)	2,715	18,924
Pre-Paid Legal Services, Inc. (a)(d)	13,505	873,503
Princeton Review, Inc. (a)	51,537	48,960
Regis Corp.	98,524	1,755,698
Service Corp. International	446,692	3,600,338
Sotheby's Class A (ltd. vtg.)	124,823	5,006,651
Steiner Leisure Ltd. (a)	23,494	944,929
Stewart Enterprises, Inc. Class A (d)	151,712	860,207
Strayer Education, Inc. (d)	27,000	3,668,490
Universal Technical Institute, Inc.	40,257	833,722
Weight Watchers International, Inc.	67,115	2,298,018
		41,806,647
Hotels, Restaurants & Leisure - 3.3%
AFC Enterprises, Inc. (a)	59,083	784,622
Ambassadors Group, Inc.	37,509	412,974
Ambassadors International, Inc. (a)	925	1,563
Ameristar Casinos, Inc. (d)	42,366	756,657
ARK Restaurants Corp.	5,734	86,010
Bally Technologies, Inc. (a)	98,969	3,876,616
Benihana, Inc. Class A (sub. vtg.) (a)	21,797	168,709
Biglari Holdings, Inc. (a)	2,643	1,026,277
BJ's Restaurants, Inc. (a)(d)	37,436	1,372,029
Bluegreen Corp. (a)	20,408	58,979
Bob Evans Farms, Inc.	55,005	1,712,856
Boyd Gaming Corp. (a)(d)	96,439	862,165
Bravo Brio Restaurant Group, Inc.	5,874	103,147
Brinker International, Inc.	189,221	3,867,677
Buffalo Wild Wings, Inc. (a)(d)	31,851	1,544,455
California Pizza Kitchen, Inc. (a)	45,506	769,506
Caribou Coffee Co., Inc. (a)(d)	12,888	140,995
Carrols Restaurant Group, Inc. (a)	26,041	184,631
CEC Entertainment, Inc. (a)(d)	39,121	1,467,820
Century Casinos, Inc. (a)	34,404	78,441
Chipotle Mexican Grill, Inc. (a)(d)	55,070	14,235,044
Choice Hotels International, Inc. (d)	59,272	2,207,882
Churchill Downs, Inc. (d)	23,131	915,756
Cosi, Inc. (a)	62,262	71,601
Cracker Barrel Old Country Store, Inc.	40,394	2,127,148
Denny's Corp. (a)	190,680	697,889
DineEquity, Inc. (a)(d)	27,651	1,477,116
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Domino's Pizza, Inc. (a)	73,216	$ 1,081,400
Dover Downs Gaming & Entertainment, Inc.	25,627	89,182
Dover Motorsports, Inc. (a)	22,686	39,020
Einstein Noah Restaurant Group, Inc. (a)	9,000	115,020
Empire Resorts, Inc. (a)(d)	44,497	45,832
Famous Dave's of America, Inc. (a)	11,903	117,840
Frisch's Restaurants, Inc.	3,179	68,349
Full House Resorts, Inc. (a)	5,054	15,920
Gaming Partners International Corp.	1,584	9,171
Gaylord Entertainment Co. (a)(d)	61,165	2,099,794
Great Wolf Resorts, Inc. (a)(d)	56,227	131,009
Hyatt Hotels Corp. Class A	68,919	2,884,949
International Speedway Corp. Class A	59,824	1,417,231
Interval Leisure Group, Inc. (a)	71,037	1,177,083
Isle of Capri Casinos, Inc. (a)(d)	38,421	337,721
Jack in the Box, Inc. (a)	108,280	2,178,052
Jamba, Inc. (a)(d)	125,986	254,492
Krispy Kreme Doughnuts, Inc. (a)(d)	103,286	618,683
Lakes Entertainment, Inc. (a)	25,879	55,640
Las Vegas Sands Corp. (a)(d)	773,010	38,712,300
Life Time Fitness, Inc. (a)(d)	74,000	2,918,560
Luby's, Inc. (a)(d)	29,797	176,994
Marcus Corp.	39,781	515,562
MAXXAM, Inc. (a)	8	5,200
McCormick & Schmick's Seafood Restaurants (a)	24,841	217,110
MGM Mirage, Inc. (a)(d)	561,684	6,869,395
Monarch Casino & Resort, Inc. (a)	24,183	290,438
Morgans Hotel Group Co. (a)(d)	55,352	422,889
Morton's Restaurant Group, Inc. (a)(d)	16,889	100,658
MTR Gaming Group, Inc. (a)	26,173	52,346
Multimedia Games, Inc. (a)	53,167	229,681
Nathan's Famous, Inc. (a)	913	14,608
O'Charleys, Inc. (a)	42,434	293,643
Orient Express Hotels Ltd. Class A (a)(d)	180,120	2,083,988
P.F. Chang's China Bistro, Inc.	37,338	1,887,063
Panera Bread Co. Class A (a)(d)	55,583	5,571,640
Papa John's International, Inc. (a)	39,892	1,021,634
Peet's Coffee & Tea, Inc. (a)(d)	25,245	962,592
Penn National Gaming, Inc. (a)	116,442	4,088,279
Pinnacle Entertainment, Inc. (a)	103,053	1,372,666
Premier Exhibitions, Inc. (a)(d)	16,798	32,252
Red Lion Hotels Corp. (a)	38,228	293,209
Red Robin Gourmet Burgers, Inc. (a)(d)	28,395	526,159
Rick's Cabaret International, Inc. (a)	17,933	124,634
Royal Caribbean Cruises Ltd. (a)(d)	236,034	9,500,369
Ruby Tuesday, Inc. (a)(d)	107,773	1,378,417
Ruth's Hospitality Group, Inc. (a)	60,328	298,020
Scientific Games Corp. Class A (a)(d)	119,732	963,843

	Shares	Value
Shuffle Master, Inc. (a)	93,803	$ 1,006,506
Silverleaf Resorts, Inc. (a)	16,000	14,880
Six Flags Entertainment Corp. (a)(d)	50,000	2,712,500
Sonic Corp. (a)	120,200	1,125,072
Speedway Motorsports, Inc.	25,955	382,317
Texas Roadhouse, Inc. Class A (a)(d)	100,000	1,709,000
The Cheesecake Factory, Inc. (a)(d)	101,475	3,234,008
Town Sports International Holdings, Inc. (a)	34,405	115,257
Vail Resorts, Inc. (a)(d)	63,574	2,878,631
VCG Holding Corp. (a)	18,692	41,122
Wendy's/Arby's Group, Inc.	587,869	2,804,135
WMS Industries, Inc. (a)	104,000	4,612,400
		155,304,930
Household Durables - 1.2%
American Greetings Corp. Class A	63,819	1,280,847
Bassett Furniture Industries, Inc. (a)	10,564	43,524
Beazer Homes USA, Inc. (a)(d)	104,947	436,580
Blyth, Inc.	13,705	610,969
Brookfield Homes Corp. (a)	17,568	154,950
Cavco Industries, Inc. (a)(d)	13,459	490,715
Cobra Electronics Corp. (a)	1,132	2,921
CSS Industries, Inc.	16,089	293,946
Dixie Group, Inc. (a)	9,546	31,215
Emerson Radio Corp.	9,263	19,267
Ethan Allen Interiors, Inc. (d)	46,594	768,335
Flexsteel Industries, Inc.	8,780	153,035
Furniture Brands International, Inc. (a)	69,733	307,523
Garmin Ltd. (d)	208,586	6,040,651
Helen of Troy Ltd. (a)	49,335	1,165,293
Hooker Furniture Corp.	26,465	300,907
Hovnanian Enterprises, Inc. Class A (a)(d)	84,044	311,803
iRobot Corp. (a)(d)	37,138	753,901
Jarden Corp.	160,569	4,929,468
KB Home (d)	133,748	1,511,352
Kid Brands, Inc. (a)	33,163	312,064
La-Z-Boy, Inc. (a)(d)	88,871	669,199
Libbey, Inc. (a)	36,428	527,113
Lifetime Brands, Inc. (a)(d)	17,993	265,217
M.D.C. Holdings, Inc.	68,998	1,722,880
M/I Homes, Inc. (a)	35,199	405,844
Meritage Homes Corp. (a)(d)	53,076	1,006,852
Mohawk Industries, Inc. (a)(d)	95,199	5,001,755
National Presto Industries, Inc. (d)	8,710	1,011,231
NVR, Inc. (a)(d)	10,586	6,563,108
Palm Harbor Homes, Inc. (a)	9,454	1,277
Ryland Group, Inc.	76,530	1,115,807
Sealy Corp., Inc. (a)(d)	104,312	315,022
Skyline Corp.	14,802	280,942
Standard Pacific Corp. (a)(d)	192,992	687,052
Stanley Furniture Co., Inc. (a)	15,731	51,440
Stanley Furniture Co., Inc. rights 12/8/10 (a)	15,731	1,023
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)	119,448	$ 4,193,819
Toll Brothers, Inc. (a)(d)	248,604	4,462,442
Tupperware Brands Corp.	109,200	5,075,616
Universal Electronics, Inc. (a)	28,987	796,563
		54,073,468
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	102,656	204,285
Bidz.com, Inc. (a)	10,552	13,718
Blue Nile, Inc. (a)(d)	26,508	1,310,821
dELiA*s, Inc. (a)	25,316	43,797
drugstore.com, Inc. (a)(d)	126,276	217,195
eDiets.com, Inc. (a)(d)	14,028	9,118
Gaiam, Inc. Class A	23,010	173,035
Geeknet, Inc. (a)	4,192	87,445
Hollywood Media Corp. (a)	31,946	48,558
HSN, Inc. (a)	67,969	1,926,921
Liberty Media Corp. Interactive Series A (a)	1,061,585	16,412,104
Netflix, Inc. (a)(d)	81,420	16,764,378
NutriSystem, Inc. (d)	55,804	1,153,469
Orbitz Worldwide, Inc. (a)	57,753	315,331
Overstock.com, Inc. (a)(d)	30,448	469,508
PetMed Express, Inc. (d)	45,901	813,825
Shutterfly, Inc. (a)	45,173	1,490,709
US Auto Parts Network, Inc. (a)	28,450	227,316
ValueVision Media, Inc. Class A (a)	47,760	166,682
Vitacost.com, Inc. (a)(d)	42,996	266,575
		42,114,790
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	21,225	316,465
Brunswick Corp.	154,253	2,460,335
Callaway Golf Co.	124,075	950,415
Cybex International, Inc. (a)	14,718	18,986
Escalade, Inc.	6,336	32,947
Gametech International, Inc. (a)	13,061	5,747
JAKKS Pacific, Inc. (a)(d)	55,510	1,068,568
Johnson Outdoors, Inc. Class A (a)	1,929	24,981
Leapfrog Enterprises, Inc. Class A (a)	73,306	416,378
Marine Products Corp. (a)	22,297	142,255
Meade Instruments Corp. (a)	201	663
Nautilus, Inc. (a)	41,463	60,121
Polaris Industries, Inc.	58,733	4,269,302
Pool Corp.	84,400	1,788,436
RC2 Corp. (a)	37,412	828,676
Smith & Wesson Holding Corp. (a)(d)	147,064	564,726
Steinway Musical Instruments, Inc. (a)	16,626	286,799
Sturm Ruger & Co., Inc. (d)	36,483	583,728
		13,819,528
Media - 2.5%
A.H. Belo Corp. Class A (a)	32,177	283,158

	Shares	Value
Arbitron, Inc.	46,324	$ 1,353,587
Ascent Media Corp. (a)	29,902	924,271
Atrinsic, Inc. (a)	2,087	856
Ballantyne of Omaha, Inc. (a)	38,181	261,922
Beasley Broadcast Group, Inc. Class A (a)	4,117	16,633
Belo Corp. Series A (a)	191,951	1,113,316
Cablevision Systems Corp. - NY Group Class A	422,475	13,379,783
Carmike Cinemas, Inc. (a)(d)	27,922	234,266
Charter Communications, Inc. Class A (a)(d)	68,900	2,309,528
Cinemark Holdings, Inc.	101,321	1,778,184
CKX, Inc. (a)	115,100	475,363
Clear Channel Outdoor Holding, Inc. Class A (a)	70,684	971,198
Crown Media Holdings, Inc. Class A (a)(d)	4,844	12,740
Cumulus Media, Inc. Class A (a)(d)	58,225	206,699
Dex One Corp. (a)	89,136	423,396
DISH Network Corp. Class A	381,132	7,009,017
DreamWorks Animation SKG, Inc. Class A (a)	115,359	3,574,975
E.W. Scripps Co. Class A (a)	55,882	504,614
Emmis Communications Corp. Class A (a)	80,456	48,274
Entercom Communications Corp. Class A (a)(d)	52,600	457,094
Entravision Communication Corp. Class A (a)(d)	90,792	226,072
Fisher Communications, Inc. (a)	15,280	306,364
Global Traffic Network, Inc. (a)	2,211	19,987
Gray Television, Inc. (a)(d)	81,190	161,568
Harris Interactive, Inc. (a)	49,977	42,980
Harte-Hanks, Inc.	69,367	862,925
Insignia Systems, Inc. (a)	14,162	99,700
interCLICK, Inc. (a)	46,809	278,982
John Wiley & Sons, Inc. Class A	87,319	3,623,739
Journal Communications, Inc. Class A (a)	76,855	348,922
Knology, Inc. (a)(d)	59,264	912,073
Lamar Advertising Co. Class A (a)(d)	99,002	3,638,324
Lee Enterprises, Inc. (a)(d)	73,717	141,537
Liberty Global, Inc. Class A (a)(d)	406,318	14,326,773
Liberty Media Corp.:
Capital Series A (a)	152,117	8,758,897
Starz Series A (a)	92,318	5,801,725
LIN TV Corp. Class A (a)	61,433	278,291
Live Nation Entertainment, Inc. (a)	254,815	2,741,809
LodgeNet Entertainment Corp. (a)(d)	50,214	155,663
Madison Square Garden, Inc. Class A (a)	102,482	2,248,455
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	61,948	293,634
Media General, Inc. Class A (a)(d)	25,434	108,349
Mediacom Communications Corp. Class A (a)	88,609	748,746
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc. (d)	41,916	$ 2,112,986
National CineMedia, Inc.	78,784	1,470,109
Navarre Corp. (a)(d)	59,344	135,304
New Frontier Media, Inc. (a)	31,250	60,000
Nexstar Broadcasting Group, Inc. Class A (a)	9,670	52,218
NTN Communications, Inc. (a)	16,316	5,711
Outdoor Channel Holdings, Inc. (a)	25,606	166,439
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	52,949	258,391
Point.360 (a)	2,433	2,530
PRIMEDIA, Inc.	26,029	130,926
Radio One, Inc. Class D (non-vtg.) (a)	71,002	76,682
ReachLocal, Inc. (d)	7,160	123,438
Reading International, Inc. Class A (a)	15,193	77,180
Regal Entertainment Group Class A	132,748	1,792,098
Rentrak Corp. (a)	19,535	515,724
Saga Communications, Inc. Class A (a)	1,905	40,977
Salem Communications Corp. Class A	10,000	33,400
Scholastic Corp.	48,156	1,353,184
Sinclair Broadcast Group, Inc. Class A	91,531	709,365
Sirius XM Radio, Inc. (a)(d)	6,934,353	9,500,064
Spanish Broadcasting System, Inc. Class A (a)	67,440	49,231
SPAR Group, Inc. (a)	4,346	4,520
SuperMedia, Inc. (a)(d)	31,732	143,429
The McClatchy Co. Class A (a)(d)	133,924	423,200
Valassis Communications, Inc. (a)(d)	86,740	2,823,387
Value Line, Inc.	1,396	20,102
Virgin Media, Inc. (d)	524,515	13,364,642
Warner Music Group Corp. (a)	92,414	445,435
Westwood One, Inc. (a)(d)	878	8,280
World Wrestling Entertainment, Inc. Class A	56,891	797,612
		118,160,953
Multiline Retail - 0.5%
99 Cents Only Stores (a)(d)	95,666	1,502,913
Dillard's, Inc. Class A (d)	95,985	2,992,812
Dollar General Corp. (d)	60,066	1,972,567
Dollar Tree, Inc. (a)	234,381	12,879,236
Duckwall-ALCO Stores, Inc. (a)	5,890	70,209
Fred's, Inc. Class A	66,342	848,514
Retail Ventures, Inc. (a)	37,289	611,540
Saks, Inc. (a)(d)	240,524	2,679,437
The Bon-Ton Stores, Inc. (a)(d)	31,972	429,064
Tuesday Morning Corp. (a)	54,408	282,922
		24,269,214
Specialty Retail - 3.0%
A.C. Moore Arts & Crafts, Inc. (a)	32,596	75,623
Aarons, Inc.	124,899	2,492,984
Advance Auto Parts, Inc.	160,598	10,597,862

	Shares	Value
Aeropostale, Inc. (a)(d)	169,100	$ 4,570,773
America's Car Mart, Inc. (a)	22,352	567,070
American Eagle Outfitters, Inc.	346,345	5,714,693
AnnTaylor Stores Corp. (a)	108,935	2,931,441
Asbury Automotive Group, Inc. (a)	61,614	969,804
Barnes & Noble, Inc. (d)	66,905	938,008
bebe Stores, Inc.	66,198	426,315
Big 5 Sporting Goods Corp.	37,628	519,266
Body Central Corp.	5,810	70,940
Books-A-Million, Inc.	19,056	121,387
Borders Group, Inc. (a)(d)	124,921	133,665
Brown Shoe Co., Inc.	74,771	1,063,244
Build-A-Bear Workshop, Inc. (a)	33,647	208,611
Cabela's, Inc. Class A (a)(d)	72,348	1,609,743
Cache, Inc. (a)	27,814	118,210
Casual Male Retail Group, Inc. (a)	71,337	342,418
Charming Shoppes, Inc. (a)(d)	191,485	728,600
Chico's FAS, Inc.	318,881	3,842,516
Christopher & Banks Corp.	60,018	319,896
Citi Trends, Inc. (a)(d)	30,443	721,195
Coldwater Creek, Inc. (a)(d)	111,162	375,728
Collective Brands, Inc. (a)(d)	118,570	2,002,647
Conn's, Inc. (a)(d)	31,766	101,651
Cost Plus, Inc. (a)(d)	29,594	228,170
Destination Maternity Corp. (a)	11,246	430,497
Dick's Sporting Goods, Inc. (a)	150,639	5,153,360
Dreams, Inc. (a)	6,836	18,526
Dress Barn, Inc. (a)	124,569	3,076,854
DSW, Inc. Class A (a)(d)	29,714	1,161,817
Express, Inc. (d)	46,031	694,147
Finish Line, Inc. Class A	87,807	1,567,355
Foot Locker, Inc.	274,653	5,182,702
Genesco, Inc. (a)	41,814	1,608,166
Golfsmith International Holdings, Inc. (a)	2,576	7,573
Group 1 Automotive, Inc. (d)	44,532	1,724,724
Guess?, Inc.	111,446	5,265,824
Hastings Entertainment, Inc. (a)	8,009	53,260
Haverty Furniture Companies, Inc.	46,862	562,813
hhgregg, Inc. (a)(d)	38,227	958,351
Hibbett Sports, Inc. (a)(d)	59,523	2,038,663
Hot Topic, Inc.	93,449	572,842
J. Crew Group, Inc. (a)(d)	105,775	4,624,483
Jo-Ann Stores, Inc. (a)	46,889	2,271,303
Jos. A. Bank Clothiers, Inc. (a)	54,956	2,475,218
Kirkland's, Inc. (a)	26,511	316,806
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	592,505
Lumber Liquidators Holdings, Inc. (a)(d)	29,497	694,359
MarineMax, Inc. (a)	40,458	308,695
Midas, Inc. (a)(d)	29,295	228,501
Monro Muffler Brake, Inc.	35,230	1,741,771
New York & Co., Inc. (a)	52,517	181,184
OfficeMax, Inc. (a)	153,882	2,629,843
Pacific Sunwear of California, Inc. (a)(d)	123,157	774,658
Penske Automotive Group, Inc. (a)(d)	76,736	1,157,946
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Perfumania Holdings, Inc. (a)	1,076	$ 9,469
PetSmart, Inc.	216,270	8,187,982
Pier 1 Imports, Inc. (a)	221,359	2,160,464
Rent-A-Center, Inc.	117,749	3,278,132
rue21, Inc. (d)	26,424	792,984
Sally Beauty Holdings, Inc. (a)(d)	179,342	2,465,953
Select Comfort Corp. (a)	103,394	908,833
Shoe Carnival, Inc. (a)	16,571	459,680
Signet Jewelers Ltd. (a)	145,411	5,791,720
Sonic Automotive, Inc. Class A (sub. vtg.)	62,332	771,670
Stage Stores, Inc.	65,926	997,460
Stein Mart, Inc.	47,302	468,290
Syms Corp. (a)	1,855	13,078
Systemax, Inc. (d)	13,249	171,972
Talbots, Inc. (a)(d)	78,980	908,270
The Buckle, Inc. (d)	47,088	1,796,407
The Cato Corp. Class A (sub. vtg.)	51,816	1,479,347
The Children's Place Retail Stores, Inc. (a)	43,432	2,254,555
The Men's Wearhouse, Inc.	89,536	2,553,567
The Pep Boys - Manny, Moe & Jack	86,239	1,068,501
Tractor Supply Co.	130,896	5,559,153
Trans World Entertainment Corp. (a)	21,837	37,560
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	77,744	2,717,153
Vitamin Shoppe, Inc. (a)	21,838	644,439
West Marine, Inc. (a)	30,261	289,598
Wet Seal, Inc. Class A (a)	251,975	823,958
Williams-Sonoma, Inc.	166,396	5,535,995
Winmark Corp.	2,614	84,040
Zale Corp. (a)(d)	48,284	143,886
Zumiez, Inc. (a)(d)	35,174	1,118,885
		143,360,207
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	61,564	86,190
Carter's, Inc. (a)	108,095	3,422,288
Charles & Colvard Ltd. (a)	15,719	40,241
Cherokee, Inc.	25,151	495,475
Columbia Sportswear Co.	26,268	1,461,552
Crocs, Inc. (a)(d)	170,359	2,988,949
Culp, Inc. (a)	19,568	201,550
Deckers Outdoor Corp. (a)	69,656	5,356,546
Delta Apparel, Inc. (a)	7,679	95,604
Forward Industries, Inc. (NY Shares) (a)	13,103	51,102
Fossil, Inc. (a)	83,161	5,625,842
G-III Apparel Group Ltd. (a)	32,729	895,793
Hallwood Group, Inc. (a)	360	7,776
Hanesbrands, Inc. (a)	162,641	4,415,703
Heelys, Inc. (a)	13,425	44,168
Iconix Brand Group, Inc. (a)(d)	122,174	2,282,210
Joe's Jeans, Inc. (a)(d)	83,654	133,010
K-Swiss, Inc. Class A (a)	56,003	701,158

	Shares	Value
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	22,360	$ 302,531
Lacrosse Footwear, Inc.	1,491	22,991
Liz Claiborne, Inc. (a)(d)	175,230	1,280,931
Maidenform Brands, Inc. (a)	39,398	1,081,081
Movado Group, Inc. (a)(d)	32,966	395,592
Oxford Industries, Inc.	23,527	581,117
Perry Ellis International, Inc. (a)	21,118	574,621
Phillips-Van Heusen Corp.	104,914	7,117,366
Quiksilver, Inc. (a)(d)	263,119	1,131,412
R.G. Barry Corp.	22,932	263,718
Rocky Brands, Inc. (a)	2,631	24,337
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	58,670	1,354,690
Steven Madden Ltd. (a)	43,439	1,965,615
Tandy Brands Accessories, Inc. (a)	1,058	3,005
The Jones Group, Inc.	152,754	2,068,289
Timberland Co. Class A (a)	76,838	1,904,046
True Religion Apparel, Inc. (a)(d)	43,839	983,309
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	64,282	3,711,000
Unifi, Inc. (a)	28,557	406,081
Vera Bradley, Inc.	19,218	629,197
Volcom, Inc.	29,822	536,796
Warnaco Group, Inc. (a)	78,418	4,222,809
Wolverine World Wide, Inc.	88,580	2,768,125
		61,633,816
TOTAL CONSUMER DISCRETIONARY		717,041,770
CONSUMER STAPLES - 3.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(d)	15,296	1,249,377
Celsius Holdings, Inc. (a)	11,000	7,700
Central European Distribution Corp. (a)	120,355	2,892,131
Coca-Cola Bottling Co. Consolidated	9,830	575,055
Craft Brewers Alliance, Inc. (a)(d)	16,572	109,209
Crystal Rock Holdings, Inc. (a)	4,384	2,992
Hansen Natural Corp. (a)	127,421	6,781,346
Jones Soda Co. (a)(d)	42,540	47,219
MGP Ingredients, Inc. (d)	21,690	197,596
National Beverage Corp.	20,036	262,271
Primo Water Corp.	3,922	47,339
		12,172,235
Food & Staples Retailing - 0.5%
Andersons, Inc.	31,736	1,025,708
Arden Group, Inc. Class A	2,161	175,041
BJ's Wholesale Club, Inc. (a)	91,484	4,190,882
Casey's General Stores, Inc.	72,133	2,866,926
Fresh Market, Inc. (d)	22,974	832,808
Ingles Markets, Inc. Class A	31,589	589,135
Nash-Finch Co.	23,268	859,753
PriceSmart, Inc.	31,140	1,045,370
Rite Aid Corp. (a)(d)	1,192,464	1,120,558
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ruddick Corp.	70,396	$ 2,587,757
Spartan Stores, Inc.	41,870	684,993
Susser Holdings Corp. (a)	26,144	351,375
The Great Atlantic & Pacific Tea Co. (a)(d)	65,813	197,439
The Pantry, Inc. (a)	42,737	877,818
United Natural Foods, Inc. (a)(d)	72,685	2,721,326
Village Super Market, Inc. Class A	8,400	264,768
Weis Markets, Inc.	18,537	714,416
Winn-Dixie Stores, Inc. (a)(d)	101,762	618,713
		21,724,786
Food Products - 1.6%
Alico, Inc.	6,793	157,258
B&G Foods, Inc. Class A	87,317	1,115,911
Bridgford Foods Corp.	4,789	60,820
Bunge Ltd.	250,999	15,265,759
Cal-Maine Foods, Inc. (d)	23,956	734,491
Calavo Growers, Inc.	24,564	567,183
Chiquita Brands International, Inc. (a)(d)	78,749	880,414
Corn Products International, Inc.	127,365	5,491,979
Darling International, Inc. (a)	148,885	1,724,088
Del Monte Foods Co.	360,095	6,744,579
Diamond Foods, Inc. (d)	38,088	1,772,616
Dole Food Co., Inc. (a)(d)	69,598	659,093
Farmer Brothers Co.	8,607	149,934
Flowers Foods, Inc.	173,778	4,552,984
Fresh Del Monte Produce, Inc.	74,149	1,628,312
Green Mountain Coffee Roasters, Inc. (a)(d)	212,717	7,887,546
Griffin Land & Nurseries, Inc.	2,210	64,399
Hain Celestial Group, Inc. (a)(d)	79,793	2,115,312
Harbinger Group, Inc. (a)	6,888	32,167
HQ Sustainable Maritime Industries, Inc. (a)(d)	36,390	160,116
Imperial Sugar Co. (d)	28,869	397,237
Inventure Foods, Inc. (a)	12,355	47,814
J&J Snack Foods Corp.	25,508	1,166,991
John B. Sanfilippo & Son, Inc. (a)(d)	18,703	222,753
Lancaster Colony Corp.	37,516	1,953,458
Lance, Inc.	57,684	1,350,382
Lifeway Foods, Inc. (a)(d)	9,724	92,572
Limoneira Co. (d)	3,000	65,430
Omega Protein Corp. (a)	35,400	247,092
Overhill Farms, Inc. (a)	28,537	149,819
Pilgrims Pride Corp. (a)(d)	86,817	576,465
Ralcorp Holdings, Inc. (a)	98,980	6,128,842
Reddy Ice Holdings, Inc. (a)	45,654	134,679
Sanderson Farms, Inc.	39,809	1,761,946
Seneca Foods Corp. Class A (a)	17,183	408,784
Smart Balance, Inc. (a)	118,815	434,863
Smithfield Foods, Inc. (a)(d)	274,646	4,836,516

	Shares	Value
Tasty Baking Co.	4,304	$ 27,115
Tootsie Roll Industries, Inc. (d)	42,249	1,125,513
TreeHouse Foods, Inc. (a)(d)	61,433	3,051,991
		75,945,223
Household Products - 0.4%
Cellu Tissue Holdings, Inc. (d)	18,166	216,539
Central Garden & Pet Co. Class A (non-vtg.) (a)	116,081	1,084,197
Church & Dwight Co., Inc.	128,448	8,381,232
Energizer Holdings, Inc. (a)(d)	119,785	8,431,666
Oil-Dri Corp. of America	9,479	212,424
Orchids Paper Products Co. (a)(d)	19,438	252,694
Spectrum Brands Holdings, Inc. (a)	31,833	860,446
WD-40 Co.	29,458	1,151,513
		20,590,711
Personal Products - 0.4%
Alberto-Culver Co.	153,267	5,701,532
Elizabeth Arden, Inc. (a)	52,168	1,111,700
Herbalife Ltd.	103,289	7,088,724
Inter Parfums, Inc.	27,256	497,695
Mannatech, Inc. (a)	15,760	30,259
MediFast, Inc. (a)	22,596	550,439
Nature's Sunshine Products, Inc. (a)	700	6,055
Nu Skin Enterprises, Inc. Class A	87,478	2,765,180
Nutraceutical International Corp. (a)	22,373	332,687
Parlux Fragrances, Inc. (a)	13,118	35,812
Physicians Formula Holdings, Inc. (a)	15,509	54,126
Prestige Brands Holdings, Inc. (a)	73,745	867,979
Reliv International, Inc.	10,690	19,777
Revlon, Inc. (a)	22,903	227,198
Schiff Nutrition International, Inc.	26,843	220,918
The Female Health Co.	40,896	233,516
USANA Health Sciences, Inc. (a)(d)	14,361	604,885
		20,348,482
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	167,068	648,224
Star Scientific, Inc. (a)(d)	184,739	343,615
Universal Corp. (d)	43,161	1,765,717
Vector Group Ltd. (d)	84,313	1,542,085
		4,299,641
TOTAL CONSUMER STAPLES		155,081,078
ENERGY - 7.2%
Energy Equipment & Services - 2.2%
Allis-Chalmers Energy, Inc. (a)(d)	83,146	533,797
Atwood Oceanics, Inc. (a)	94,290	3,356,724
Basic Energy Services, Inc. (a)	65,515	949,968
Bolt Technology Corp. (a)	20,982	274,025
Bristow Group, Inc. (a)(d)	61,370	2,694,757
Bronco Drilling Co., Inc. (a)(d)	49,438	231,864
Cal Dive International, Inc. (a)	160,940	861,029
Carbo Ceramics, Inc. (d)	36,013	3,498,663
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Complete Production Services, Inc. (a)	131,770	$ 3,748,857
Dawson Geophysical Co. (a)(d)	16,219	454,456
Dresser-Rand Group, Inc. (a)	143,392	5,438,859
Dril-Quip, Inc. (a)	51,829	4,013,638
ENGlobal Corp. (a)	44,577	132,839
Exterran Holdings, Inc. (a)(d)	107,962	2,447,499
Geokinetics, Inc. (a)(d)	29,001	249,409
Global Geophysical Services, Inc. (a)	12,974	120,010
Global Industries Ltd. (a)	220,536	1,373,939
Gulf Island Fabrication, Inc.	26,386	706,089
Gulfmark Offshore, Inc. Class A (a)	46,683	1,368,746
Helix Energy Solutions Group, Inc. (a)	183,730	2,577,732
Hercules Offshore, Inc. (a)(d)	214,549	548,173
Hornbeck Offshore Services, Inc. (a)(d)	41,550	916,178
ION Geophysical Corp. (a)(d)	204,605	1,471,110
Key Energy Services, Inc. (a)(d)	219,269	2,258,471
Lufkin Industries, Inc.	50,902	2,577,168
Matrix Service Co. (a)	58,410	580,011
McDermott International, Inc. (a)	417,513	7,653,013
Mitcham Industries, Inc. (a)	14,875	141,313
Natural Gas Services Group, Inc. (a)	25,396	417,764
Newpark Resources, Inc. (a)(d)	167,573	958,518
Oceaneering International, Inc. (a)	94,640	6,539,624
Oil States International, Inc. (a)(d)	84,618	5,020,386
OYO Geospace Corp. (a)	9,619	729,697
Parker Drilling Co. (a)	199,696	798,784
Patterson-UTI Energy, Inc.	278,582	5,499,209
PHI, Inc. (non-vtg.) (a)	25,550	431,795
Pioneer Drilling Co. (a)	96,322	659,806
Pride International, Inc. (a)	275,985	8,583,134
Royale Energy, Inc. (a)(d)	5,582	11,555
RPC, Inc.	55,635	1,630,106
SEACOR Holdings, Inc.	39,689	4,326,101
Seahawk Drilling, Inc. (a)(d)	26,721	217,242
Sulphco, Inc. (a)(d)	85,471	15,385
Superior Energy Services, Inc. (a)	133,978	4,473,525
T-3 Energy Services, Inc. (a)	31,583	1,122,776
Tesco Corp. (a)	60,884	804,278
TETRA Technologies, Inc. (a)	128,741	1,416,151
TGC Industries, Inc.	14,752	47,354
Tidewater, Inc.	96,854	4,754,563
Union Drilling, Inc. (a)	29,459	185,886
Unit Corp. (a)	81,656	3,263,790
Willbros Group, Inc. (a)	69,552	502,861
		103,588,627
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corp. (a)(d)	191,861	817,328
Adams Resources & Energy, Inc.	14,021	324,586
Alon USA Energy, Inc. (d)	31,382	173,856
Alpha Natural Resources, Inc. (a)	213,781	10,594,986
American Oil & Gas, Inc. NV (a)(d)	137,461	1,322,375

	Shares	Value
Amyris, Inc. (d)	21,800	$ 448,644
APCO Oil and Gas International, Inc.	21,682	818,496
Approach Resources, Inc. (a)	46,367	847,125
Arch Coal, Inc.	283,815	8,287,398
Atlas Energy, Inc. (a)	134,284	5,767,498
ATP Oil & Gas Corp. (a)(d)	86,564	1,274,222
Barnwell Industries, Inc. (a)	3,174	9,744
Berry Petroleum Co. Class A	80,284	3,059,623
Bill Barrett Corp. (a)(d)	71,162	2,736,179
BioFuel Energy Corp. (a)(d)	20,000	33,200
BPZ Energy, Inc. (a)(d)	179,790	708,373
Brigham Exploration Co. (a)(d)	214,726	5,400,359
Callon Petroleum Co. (a)(d)	58,810	348,155
Carrizo Oil & Gas, Inc. (a)(d)	55,460	1,609,449
Cheniere Energy, Inc. (a)(d)	146,962	818,578
Cimarex Energy Co.	145,151	11,690,462
Clayton Williams Energy, Inc. (a)	16,504	1,240,441
Clean Energy Fuels Corp. (a)(d)	66,584	890,894
Cloud Peak Energy, Inc. (d)	55,875	1,171,699
Cobalt International Energy, Inc.	636,719	7,233,128
Comstock Resources, Inc. (a)(d)	80,462	1,971,319
Concho Resources, Inc. (a)	148,693	12,304,346
Contango Oil & Gas Co. (a)	25,064	1,397,569
Contango ORE, Inc. (a)	2,449	1,102
Continental Resources, Inc. (a)	59,044	3,155,902
CREDO Petroleum Corp. (a)	10,253	81,921
Crimson Exploration, Inc. (a)(d)	42,934	159,714
Crosstex Energy, Inc.	90,069	833,138
Cubic Energy, Inc. (a)	11,543	7,503
CVR Energy, Inc. (a)	104,633	1,258,735
Delek US Holdings, Inc.	31,238	222,415
Delta Petroleum Corp. (a)(d)	396,867	302,095
DHT Holdings, Inc.	100,327	440,436
Double Eagle Petroleum Co. (a)(d)	15,776	81,877
Endeavor International Corp. (a)(d)	51,969	536,320
Energy Partners Ltd. (a)	62,783	760,302
Evergreen Energy, Inc. (a)(d)	49,466	36,110
Evolution Petroleum Corp. (a)	25,501	153,771
EXCO Resources, Inc.	299,594	5,563,461
Forest Oil Corp. (a)	196,833	6,735,625
Frontier Oil Corp.	185,571	2,881,918
FX Energy, Inc. (a)(d)	79,271	468,492
Gasco Energy, Inc. (a)(d)	187,719	65,702
Gastar Exploration Ltd. (a)	112,646	530,563
General Maritime Corp. (d)	141,653	541,114
GeoMet, Inc. (a)	38,693	32,115
Georesources, Inc. (a)	22,164	441,507
GMX Resources, Inc. (a)(d)	54,042	239,406
Goodrich Petroleum Corp. (a)(d)	59,308	779,900
Green Plains Renewable Energy, Inc. (a)(d)	34,360	377,273
Gulfport Energy Corp. (a)	47,797	890,936
Harvest Natural Resources, Inc. (a)	68,202	873,668
HKN, Inc. (a)	2,038	7,581
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Corp.	76,190	$ 2,738,269
Houston American Energy Corp. (d)	32,491	559,170
Hyperdynamics Corp. (a)(d)	201,477	620,549
International Coal Group, Inc. (a)(d)	258,527	1,967,390
Isramco, Inc. (a)	399	22,871
James River Coal Co. (a)(d)	48,620	967,538
Kodiak Oil & Gas Corp. (a)(d)	265,881	1,329,405
Lucas Energy, Inc. (a)(d)	15,870	37,295
Magellan Petroleum Corp. (a)	98,389	186,939
Magnum Hunter Resources Corp. (a)(d)	147,204	903,833
McMoRan Exploration Co. (a)(d)	158,893	2,372,272
Miller Petroleum, Inc. (a)(d)	43,031	223,761
National Coal Corp. (a)	7,474	7,470
Newfield Exploration Co. (a)	232,365	15,528,953
NGAS Resources, Inc. (a)(d)	118,883	63,008
Northern Oil & Gas, Inc. (a)(d)	96,841	2,212,817
Oasis Petroleum, Inc. (a)	73,371	1,862,156
Overseas Shipholding Group, Inc.	46,846	1,638,205
Pacific Ethanol, Inc. (a)(d)	220,331	154,232
Panhandle Royalty Co. Class A	14,442	370,148
Patriot Coal Corp. (a)(d)	143,102	2,315,390
Penn Virginia Corp.	81,586	1,293,954
Petrohawk Energy Corp. (a)	545,000	9,717,350
Petroleum Development Corp. (a)	44,556	1,587,085
Petroquest Energy, Inc. (a)(d)	116,987	810,720
Plains Exploration & Production Co. (a)	242,267	6,943,372
PostRock Energy Corp. (a)(d)	15,646	57,108
PrimeEnergy Corp. (a)	1,965	40,676
Quicksilver Resources, Inc. (a)(d)	213,307	3,033,226
Ram Energy Resources, Inc. (a)(d)	134,902	234,729
Rentech, Inc. (a)(d)	368,786	457,295
Resolute Energy Corp. (a)	78,834	1,014,594
Rex American Resources Corp. (a)	16,822	271,507
Rex Energy Corp. (a)	68,589	812,780
Rosetta Resources, Inc. (a)	91,022	3,260,408
SandRidge Energy, Inc. (a)(d)	664,679	3,429,744
SemGroup Corp. Class A (a)	60,000	1,567,200
Ship Finance International Ltd. (NY Shares)	74,063	1,607,908
SM Energy Co.	107,478	5,340,582
Southern Union Co.	199,065	4,699,925
Stone Energy Corp. (a)(d)	76,183	1,573,941
Swift Energy Co. (a)	65,041	2,373,346
Syntroleum Corp. (a)(d)	146,427	270,890
Teekay Corp. (d)	73,602	2,347,168
Toreador Resources Corp. (a)(d)	38,722	590,511
Tri-Valley Corp. (a)(d)	35,638	17,819
Ultra Petroleum Corp. (a)(d)	266,061	12,502,206
Uranium Energy Corp. (a)(d)	119,558	836,906
Uranium Resources, Inc. (a)	186,574	690,324

	Shares	Value
USEC, Inc. (a)(d)	238,636	$ 1,419,884
Vaalco Energy, Inc. (a)	119,162	880,607
Venoco, Inc. (a)(d)	37,980	661,232
Verenium Corp. (a)(d)	21,835	70,964
W&T Offshore, Inc.	68,574	1,148,615
Warren Resources, Inc. (a)	155,341	688,161
Western Refining, Inc. (a)(d)	108,273	1,055,662
Westmoreland Coal Co. (a)	15,985	171,839
Whiting Petroleum Corp. (a)	101,469	11,166,663
World Fuel Services Corp.	116,985	3,521,249
Zion Oil & Gas, Inc. (a)(d)	41,106	198,953
Zion Oil & Gas, Inc. rights (a)(d)	6,501	8,662
		236,218,070
TOTAL ENERGY		339,806,697
FINANCIALS - 19.9%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	89,541	7,826,779
Arlington Asset Investment Corp.	17,211	423,907
Artio Global Investors, Inc. Class A	68,646	897,203
BGC Partners, Inc. Class A	84,491	646,356
BlackRock, Inc. Class A	162,200	26,438,600
Calamos Asset Management, Inc. Class A	35,085	418,564
Cohen & Steers, Inc.	35,219	887,519
Cowen Group, Inc. Class A (a)	64,791	264,347
Deerfield Capital Corp. (a)	4,454	26,056
Diamond Hill Investment Group, Inc.	5,018	347,446
Duff & Phelps Corp. Class A	43,124	576,568
Eaton Vance Corp. (non-vtg.)	204,745	6,085,021
Epoch Holding Corp.	26,352	422,423
Evercore Partners, Inc. Class A	32,015	966,213
FBR Capital Markets Corp. (a)	93,456	338,311
Financial Engines, Inc. (a)(d)	48,478	820,248
FirstCity Financial Corp. (a)	5,260	39,923
GAMCO Investors, Inc. Class A	11,674	514,240
GFI Group, Inc.	127,737	592,700
Gleacher & Co., Inc. (a)	125,119	314,049
Greenhill & Co., Inc.	52,067	3,901,901
HFF, Inc. (a)	34,489	319,368
International Assets Holding Corp. (a)(d)	27,726	632,985
Investment Technology Group, Inc. (a)	77,161	1,134,267
Jefferies Group, Inc. (d)	194,935	4,707,680
JMP Group, Inc.	36,056	252,031
KBW, Inc.	60,622	1,407,643
Knight Capital Group, Inc. Class A (a)(d)	160,109	2,103,832
LaBranche & Co., Inc. (a)	132,189	399,211
Ladenburg Thalmann Financial Services, Inc. (a)(d)	173,950	212,219
Merriman Holdings, Inc. (a)	1,525	3,279
MF Global Holdings Ltd. (a)(d)	277,561	2,178,854
optionsXpress Holdings, Inc.	82,047	1,418,593
Penson Worldwide, Inc. (a)(d)	41,511	202,159
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Piper Jaffray Companies (a)	37,270	$ 1,116,982
Pzena Investment Management, Inc.	13,002	92,444
Raymond James Financial, Inc.	179,721	5,154,398
Rodman & Renshaw Capital Group, Inc. (a)(d)	48,067	114,399
Safeguard Scientifics, Inc. (a)	40,643	598,265
Sanders Morris Harris Group, Inc.	38,209	259,821
SEI Investments Co.	281,942	6,366,250
Stifel Financial Corp. (a)(d)	63,237	3,277,574
SWS Group, Inc.	58,190	302,588
TD Ameritrade Holding Corp.	432,810	7,245,239
Teton Advisors, Inc. (a)	145	921
TradeStation Group, Inc. (a)	72,465	460,877
U.S. Global Investments, Inc. Class A	25,419	207,165
Virtus Investment Partners, Inc. (a)	11,488	514,662
Waddell & Reed Financial, Inc. Class A	157,111	4,839,019
Westwood Holdings Group, Inc.	12,700	455,803
		98,726,902
Commercial Banks - 3.9%
1st Source Corp.	27,385	511,278
1st United Bancorp, Inc. (a)	19,232	111,930
Access National Corp.	1,859	12,176
Alliance Financial Corp. (d)	10,655	314,642
American National Bankshares, Inc.	10,983	245,250
Ameris Bancorp (d)	45,556	439,160
AmeriServ Financial, Inc. (a)(d)	8,597	13,239
Ames National Corp. (d)	14,284	279,109
Arrow Financial Corp.	24,869	694,840
Associated Banc-Corp.	331,640	4,243,334
Athens Bancshares Corp.	7,000	78,750
BancFirst Corp.	16,423	666,445
Bancorp Rhode Island, Inc.	3,897	116,209
Bancorp, Inc., Delaware (a)	50,208	431,789
BancorpSouth, Inc. (d)	134,308	1,725,858
BancTrust Financial Group, Inc. (a)(d)	20,602	51,711
Bank of Granite Corp. (a)	46,225	28,660
Bank of Hawaii Corp.	87,578	3,792,127
Bank of Marin Bancorp (d)	11,021	368,101
Bank of the Ozarks, Inc. (d)	28,188	1,068,043
Banner Corp.	181,567	288,692
Bar Harbor Bankshares (d)	9,461	257,812
BCB Bancorp, Inc.	2,874	26,441
BOK Financial Corp.	47,678	2,226,563
Boston Private Financial Holdings, Inc.	135,000	724,950
Bridge Bancorp, Inc. (d)	8,159	198,835
Bryn Mawr Bank Corp.	9,337	156,768
Cadence Financial Corp. (a)	15,524	38,189
Camden National Corp.	14,775	530,423
Cape Bancorp, Inc. (a)	8,818	73,366
Capital Bank Corp.	4,787	13,834
Capital City Bank Group, Inc.	22,342	282,626

	Shares	Value
CapitalSource, Inc.	519,452	$ 3,355,660
Capitol Bancorp Ltd. (a)(d)	48,987	36,250
Cardinal Financial Corp.	61,598	638,155
Cascade Bancorp (a)(d)	3,746	28,844
Cascade Financial Corp. (a)(d)	13,915	6,262
Cathay General Bancorp	146,060	1,973,271
Center Bancorp, Inc.	13,274	104,201
Center Financial Corp. (a)	71,073	444,917
Centerstate Banks of Florida, Inc.	52,702	372,603
Central Pacific Financial Corp. (a)(d)	93,273	132,448
Century Bancorp, Inc. Class A (non-vtg.)	4,397	106,012
Chemical Financial Corp.	46,961	982,424
CIT Group, Inc. (a)	318,758	12,578,191
Citizens & Northern Corp.	20,614	307,355
Citizens Banking Corp., Michigan (a)	689,991	400,195
Citizens Holding Co.	1,955	35,190
City Holding Co. (d)	32,814	1,052,345
City National Corp.	86,036	4,621,854
CNB Financial Corp., Pennsylvania (d)	14,932	213,976
CoBiz, Inc. (d)	75,315	369,797
Colony Bankcorp, Inc. (a)(d)	4,000	16,840
Columbia Banking Systems, Inc.	77,777	1,356,431
Commerce Bancshares, Inc.	136,802	5,136,915
Community Bank System, Inc.	65,103	1,567,680
Community Capital Corp. (a)	2,185	5,790
Community Trust Bancorp, Inc.	31,933	878,477
Cullen/Frost Bankers, Inc.	104,400	5,589,576
CVB Financial Corp. (d)	175,657	1,382,421
Danvers Bancorp, Inc.	44,840	683,810
Dearborn Bancorp, Inc. (a)(d)	38,889	59,500
Eagle Bancorp, Inc., Maryland (a)(d)	39,936	505,989
East West Bancorp, Inc.	269,205	4,668,015
Eastern Virgina Bankshares, Inc.	3,012	11,205
Encore Bancshares, Inc. (a)	2,804	26,554
Enterprise Bancorp, Inc.	2,756	31,529
Enterprise Financial Services Corp.	26,895	268,143
Farmers Capital Bank Corp.	5,824	28,712
Fidelity Southern Corp.	10,237	69,919
Financial Institutions, Inc.	19,738	360,219
First Bancorp, North Carolina (d)	34,349	497,717
First Bancorp, Puerto Rico (a)(d)	159,992	38,398
First Busey Corp.	115,688	503,243
First California Financial Group, Inc. (a)	35,194	84,466
First Citizen Bancshares, Inc.	10,715	1,863,231
First Commonwealth Financial Corp.	165,705	1,027,371
First Community Bancshares, Inc.	34,379	476,837
First Financial Bancorp, Ohio	107,130	1,769,788
First Financial Bankshares, Inc.	38,371	1,856,005
First Financial Corp., Indiana	24,105	726,525
First Interstate Bancsystem, Inc.	23,318	317,591
First M&F Corp.	1,684	6,332
First Mariner Bancorp, Inc. (a)	999	480
First Merchants Corp.	49,539	410,678
First Midwest Bancorp, Inc., Delaware	128,485	1,203,904
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First of Long Island Corp.	12,863	$ 331,351
First Security Group, Inc.	10,700	6,634
First South Bancorp, Inc., Virginia (d)	8,000	59,440
First United Corp.	5,930	22,949
Firstbank Corp., Michigan	7,615	37,618
FirstMerit Corp.	187,317	3,263,999
FNB Corp., North Carolina (a)	14,866	4,460
FNB Corp., Pennsylvania	196,562	1,723,849
Fulton Financial Corp.	357,341	3,091,000
German American Bancorp, Inc. (d)	17,784	309,086
Glacier Bancorp, Inc.	134,511	1,793,032
Great Southern Bancorp, Inc. (d)	21,585	482,641
Green Bankshares, Inc. (a)(d)	21,440	57,030
Guaranty Bancorp (a)	68,760	88,013
Hampton Roads Bankshares, Inc. (a)(d)	68,693	33,419
Hampton Roads Bankshares, Inc. rights 12/10/10 (a)	68,693	2,618
Hancock Holding Co.	54,948	1,730,862
Hanmi Financial Corp. (a)(d)	293,048	269,047
Hawthorn Bancshares, Inc.	5,846	52,848
Heartland Financial USA, Inc.	26,001	417,836
Heritage Commerce Corp. (a)(d)	10,322	38,191
Heritage Financial Corp., Washington (a)(d)	13,874	190,351
Home Bancorp, Inc. (a)	11,004	149,874
Home Bancshares, Inc.	49,062	1,015,583
Hudson Valley Holding Corp.	25,635	507,573
IBERIABANK Corp.	48,678	2,453,858
Independent Bank Corp.	2,091	2,509
Independent Bank Corp., Massachusetts	41,219	1,001,210
Integra Bank Corp. (a)(d)	19,801	10,891
International Bancshares Corp.	98,000	1,685,600
Intervest Bancshares Corp. Class A (a)	9,743	21,337
Investors Bancorp, Inc. (a)	90,562	1,109,385
Lakeland Bancorp, Inc. (d)	47,481	496,176
Lakeland Financial Corp.	32,183	672,947
Macatawa Bank Corp. (a)(d)	20,513	51,077
MainSource Financial Group, Inc.	39,648	363,176
MB Financial, Inc.	92,734	1,319,605
MBT Financial Corp. (a)(d)	10,000	15,700
Mercantile Bancorp, Inc., Illinois (a)	5,364	4,023
Mercantile Bank Corp.	11,794	80,671
Merchants Bancshares, Inc.	11,980	326,215
Metro Bancorp, Inc. (a)	27,463	276,003
Metrocorp Bancshares, Inc. (a)	4,282	10,705
Middleburg Financial Corp.	10,000	140,000
Midsouth Bancorp, Inc.	24,320	327,347
MidWestOne Financial Group, Inc. (d)	14,000	202,300
Nara Bancorp, Inc. (a)	69,089	563,766
National Bankshares, Inc.	10,171	268,718
National Penn Bancshares, Inc.	220,428	1,479,072

	Shares	Value
NBT Bancorp, Inc.	65,192	$ 1,447,262
NewBridge Bancorp (a)	15,472	64,054
North Valley Bancorp (a)	11,383	14,798
Northern States Financial Corp. (a)	2,836	3,885
Northfield Bancorp, Inc.	44,462	565,112
Northrim Bancorp, Inc.	10,594	200,121
Ohio Valley Banc Corp.	6,000	117,000
Old National Bancorp, Indiana	153,809	1,585,771
Old Second Bancorp, Inc. (d)	34,774	67,462
OmniAmerican Bancorp, Inc. (a)	15,000	185,100
Oriental Financial Group, Inc.	90,000	1,044,000
Orrstown Financial Services, Inc.	9,090	238,158
PAB Bankshares, Inc. (a)(d)	7,901	5,012
Pacific Capital Bancorp (a)	2,195,527	483,016
Pacific Continental Corp.	35,781	309,148
Pacific Mercantile Bancorp (a)(d)	7,285	28,776
PacWest Bancorp	65,972	1,121,524
Park National Corp.	21,737	1,468,552
Park Sterling Bank (a)	6,000	31,560
Peapack-Gladstone Financial Corp.	14,231	170,772
Penns Woods Bancorp, Inc.	322	12,007
Peoples Bancorp, Inc.	16,960	220,310
Peoples Financial Corp., Mississippi	6,457	80,777
Pinnacle Financial Partners, Inc. (a)(d)	66,227	651,011
Popular, Inc. (a)	1,800,000	5,184,000
Preferred Bank, Los Angeles California (a)	10,547	16,875
Premier Financial Bancorp, Inc.	2,538	15,609
PremierWest Bancorp (a)(d)	42,894	18,015
Princeton National Bancorp, Inc. (d)	2,512	7,335
PrivateBancorp, Inc.	130,593	1,588,011
Prosperity Bancshares, Inc.	86,202	2,805,013
QCR Holdings, Inc.	4,300	33,583
Renasant Corp.	47,726	826,614
Republic Bancorp, Inc., Kentucky Class A	22,049	452,225
Republic First Bancorp, Inc. (a)	25,520	53,337
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	9,386
S&T Bancorp, Inc. (d)	57,662	1,131,328
S.Y. Bancorp, Inc.	24,038	574,989
Sandy Spring Bancorp, Inc.	41,449	703,390
Savannah Bancorp, Inc.	3,956	28,721
SCBT Financial Corp.	24,009	742,118
Seacoast Banking Corp., Florida (a)	204,897	245,876
Shore Bancshares, Inc.	14,795	144,547
Sierra Bancorp	23,690	245,192
Signature Bank, New York (a)(d)	74,954	3,294,228
Simmons First National Corp. Class A	31,549	916,498
Southside Bancshares, Inc.	33,769	706,447
Southwest Bancorp, Inc., Oklahoma	34,691	364,949
Southwest Georgia Financial Corp.	835	6,847
State Bancorp, Inc., New York	15,692	143,111
StellarOne Corp.	43,365	568,082
Sterling Bancorp, New York	52,764	495,454
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Bancshares, Inc.	200,465	$ 1,189,760
Sterling Financial Corp., Washington (a)(d)	2,111	33,776
Suffolk Bancorp (d)	24,189	621,174
Summit Financial Group, Inc. (a)	1,800	8,172
Sun Bancorp, Inc., New Jersey (a)(d)	28,600	118,404
Superior Bancorp (a)(d)	14,301	5,863
Susquehanna Bancshares, Inc., Pennsylvania	237,204	1,909,492
SVB Financial Group (a)(d)	73,124	3,285,461
Synovus Financial Corp. (d)	1,150,000	2,334,500
Taylor Capital Group, Inc. (a)(d)	17,812	221,403
TCF Financial Corp. (d)	243,072	3,308,210
Tennessee Commerce Bancorp, Inc. (a)	27,690	109,099
Texas Capital Bancshares, Inc. (a)	74,026	1,397,611
The First Bancorp, Inc.	11,816	165,306
TIB Financial Corp. (a)(d)	7,059	1,765
TIB Financial Corp. rights 1/10/11 (a)	70,590	7,059
Tompkins Financial Corp.	19,783	758,876
Tower Bancorp, Inc.	14,699	338,959
TowneBank (d)	48,182	743,930
Trico Bancshares	28,113	405,671
Trustmark Corp.	99,840	2,130,586
UMB Financial Corp.	60,080	2,240,984
Umpqua Holdings Corp.	210,692	2,231,228
Union/First Market Bankshares Corp.	34,897	478,089
United Bankshares, Inc., West Virginia (d)	73,808	1,934,508
United Community Banks, Inc., Georgia (a)(d)	175,883	269,101
United Security Bancshares, Inc.	8,545	82,117
United Security Bancshares, California (d)	6,852	26,723
Univest Corp. of Pennsylvania	30,083	559,845
Valley National Bancorp	282,601	3,589,033
Virginia Commerce Bancorp, Inc. (a)(d)	53,587	303,838
VIST Financial Corp.	2,051	14,254
Washington Banking Co., Oak Harbor	28,921	369,900
Washington Trust Bancorp, Inc.	28,364	595,360
Webster Financial Corp.	120,207	1,983,416
WesBanco, Inc.	47,130	821,476
West Bancorp., Inc.	25,000	181,750
West Coast Bancorp (a)(d)	157,642	416,175
Westamerica Bancorp.	53,028	2,592,009
Western Alliance Bancorp. (a)(d)	114,065	703,781
Whitney Holding Corp.	171,623	1,611,540
Wilber Corp.	466	4,334
Wilmington Trust Corp., Delaware	164,481	644,766
Wilshire Bancorp, Inc. (d)	52,552	372,068

	Shares	Value
Wintrust Financial Corp.	55,000	$ 1,575,750
Yadkin Valley Financial Corp. (a)(d)	15,173	24,732
		183,921,808
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	87,866	418,242
Cardtronics, Inc. (a)	61,825	1,044,843
Cash America International, Inc.	52,378	1,896,084
CompuCredit Holdings Corp.	57,820	346,920
Consumer Portfolio Services, Inc. (a)	11,918	10,488
Credit Acceptance Corp. (a)	10,231	635,038
Dollar Financial Corp. (a)(d)	42,270	1,106,629
EZCORP, Inc. (non-vtg.) Class A (a)	81,220	2,043,495
First Cash Financial Services, Inc. (a)	51,607	1,485,766
First Marblehead Corp. (a)(d)	112,828	230,169
Green Dot Corp. (d)	6,900	399,372
Nelnet, Inc. Class A	52,866	1,128,689
Netspend Holdings, Inc.	29,644	397,230
QC Holdings, Inc.	10,421	41,684
Rewards Network, Inc. (a)	10,495	144,306
Student Loan Corp.	9,759	292,575
World Acceptance Corp. (a)(d)	25,392	1,118,772
		12,740,302
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp. (a)(d)	17,141	100,789
Asta Funding, Inc.	15,653	111,919
California First National Bancorp	373	5,177
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc. (d)	21,427	509,748
Compass Diversified Holdings	63,099	1,047,443
Encore Capital Group, Inc. (a)	26,184	486,761
Interactive Brokers Group, Inc. (d)	76,687	1,406,440
Life Partners Holdings, Inc. (d)	18,118	387,544
MarketAxess Holdings, Inc.	49,155	894,129
Marlin Business Services Corp. (a)	15,072	159,763
Medallion Financial Corp.	52,498	445,183
MicroFinancial, Inc.	5,166	21,129
MSCI, Inc. Class A (a)	203,163	6,919,732
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	49,759	419,966
PHH Corp. (a)(d)	95,930	2,036,594
PICO Holdings, Inc. (a)(d)	35,755	1,020,805
Portfolio Recovery Associates, Inc. (a)	29,020	1,838,997
Primus Guaranty Ltd. (a)(d)	24,036	115,854
Resource America, Inc. Class A	18,008	108,408
		18,036,381
Insurance - 4.3%
21st Century Holding Co.	8,797	28,502
Alleghany Corp.	12,910	3,889,138
Allied World Assurance Co. Holdings Ltd.	71,528	4,201,555
American Equity Investment Life Holding Co.	110,063	1,208,492
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Financial Group, Inc.	137,625	$ 4,234,721
American Independence Corp. (a)	3,087	14,818
American National Insurance Co.	25,192	2,003,268
American Physicians Service Group, Inc.	13,823	448,833
American Safety Insurance Group Ltd. (a)	24,056	474,625
Amerisafe, Inc. (a)	31,198	576,851
Amtrust Financial Services, Inc.	47,695	763,597
Arch Capital Group Ltd. (a)	86,551	7,815,555
Argo Group International Holdings, Ltd.	52,430	1,933,618
Arthur J. Gallagher & Co.	184,228	5,173,122
Aspen Insurance Holdings Ltd.	131,694	3,805,957
Assured Guaranty Ltd.	299,413	5,093,015
Axis Capital Holdings Ltd.	207,833	7,344,818
Baldwin & Lyons, Inc. Class B	14,444	334,090
Brown & Brown, Inc.	209,109	4,782,323
Citizens, Inc. Class A (a)(d)	68,998	482,986
CNA Financial Corp. (a)	51,631	1,333,112
CNA Surety Corp. (a)	30,160	708,760
CNO Financial Group, Inc. (a)	466,666	2,729,996
Crawford & Co. Class B (a)(d)	33,301	98,238
CRM Holdings Ltd. (a)	964	4,136
Delphi Financial Group, Inc. Class A	78,895	2,026,024
Donegal Group, Inc. Class A	22,422	333,415
Eastern Insurance Holdings, Inc.	12,780	141,858
eHealth, Inc. (a)(d)	44,665	672,208
EMC Insurance Group	12,011	267,605
Employers Holdings, Inc.	75,628	1,221,392
Endurance Specialty Holdings Ltd.	86,242	3,804,135
Enstar Group Ltd. (a)	18,000	1,494,000
Erie Indemnity Co. Class A	48,974	3,083,403
Everest Re Group Ltd.	90,624	7,566,198
FBL Financial Group, Inc. Class A	22,205	593,318
Fidelity National Financial, Inc. Class A	428,840	5,789,340
First Acceptance Corp. (a)	24,679	46,397
First American Financial Corp.	205,002	2,904,878
First Mercury Financial Corp.	35,269	577,706
Flagstone Reinsurance Holdings Ltd.	59,995	686,943
FPIC Insurance Group, Inc. (a)	23,952	885,745
Global Indemnity PLC (a)	34,788	667,234
Greenlight Capital Re, Ltd. (a)(d)	51,512	1,441,306
Hallmark Financial Services, Inc. (a)	17,049	149,690
Hanover Insurance Group, Inc.	81,662	3,697,655
Harleysville Group, Inc.	24,711	879,464
HCC Insurance Holdings, Inc.	194,551	5,462,992
Hilltop Holdings, Inc. (a)	74,617	734,231
Horace Mann Educators Corp.	65,566	1,070,693
Independence Holding Co.	11,587	89,683
Infinity Property & Casualty Corp.	20,000	1,154,600
Investors Title Co.	1,641	50,083
Kansas City Life Insurance Co.	8,684	272,070
Maiden Holdings Ltd.	119,791	902,026

	Shares	Value
Markel Corp. (a)(d)	17,935	$ 6,339,843
MBIA, Inc. (a)(d)	280,090	2,798,099
Meadowbrook Insurance Group, Inc.	108,435	1,025,795
Mercer Insurance Group, Inc.	6,069	113,915
Mercury General Corp.	43,106	1,850,972
Montpelier Re Holdings Ltd.	121,520	2,391,514
National Financial Partners Corp. (a)(d)	74,727	878,790
National Interstate Corp.	11,081	228,823
National Security Group, Inc.	2,778	35,364
National Western Life Insurance Co. Class A	4,145	691,096
Navigators Group, Inc. (a)	21,000	1,039,290
Old Republic International Corp.	460,404	5,828,715
OneBeacon Insurance Group Ltd.	42,963	628,549
PartnerRe Ltd.	125,000	9,687,500
Phoenix Companies, Inc. (a)(d)	194,083	444,450
Platinum Underwriters Holdings Ltd.	77,688	3,358,452
Presidential Life Corp.	42,771	396,487
Primerica, Inc. (d)	30,200	682,218
ProAssurance Corp. (a)	58,150	3,444,225
Protective Life Corp.	151,604	3,565,726
Reinsurance Group of America, Inc.	135,837	6,782,341
RenaissanceRe Holdings Ltd.	99,464	5,995,690
RLI Corp.	30,543	1,770,883
Safety Insurance Group, Inc.	30,482	1,426,862
SeaBright Insurance Holdings, Inc.	51,078	448,976
Selective Insurance Group, Inc.	94,176	1,553,904
StanCorp Financial Group, Inc.	82,578	3,435,245
State Auto Financial Corp.	27,743	436,675
Stewart Information Services Corp. (d)	34,475	366,814
Symetra Financial Corp.	162,896	1,971,042
Tower Group, Inc.	71,359	1,835,353
Transatlantic Holdings, Inc.	114,783	5,808,020
Unico American Corp.	2,607	23,802
United Fire & Casualty Co.	43,429	900,717
Unitrin, Inc.	77,588	1,835,732
Universal Insurance Holdings, Inc. (d)	43,849	213,545
Validus Holdings Ltd.	162,585	4,749,108
W.R. Berkley Corp.	242,466	6,471,418
Wesco Financial Corp.	2,711	982,060
White Mountains Insurance Group Ltd.	12,000	3,810,000
		204,398,428
Real Estate Investment Trusts - 7.2%
Acadia Realty Trust (SBI)	78,320	1,430,123
Agree Realty Corp.	18,217	509,165
Alexanders, Inc.	6,025	2,322,517
Alexandria Real Estate Equities, Inc. (d)	90,113	6,015,043
AMB Property Corp. (SBI)	302,000	8,812,360
American Campus Communities, Inc.	129,659	4,076,479
American Capital Agency Corp. (d)	72,990	2,140,067
Annaly Capital Management, Inc. (d)	1,132,054	20,592,062
Anworth Mortgage Asset Corp.	248,809	1,726,734
Apollo Commercial Real Estate Finance, Inc.	29,086	477,592
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc. (a)(d)	35,011	$ 184,858
Armour Residential REIT, Inc.	7,309	54,598
Ashford Hospitality Trust, Inc. (a)(d)	96,420	906,348
Associated Estates Realty Corp.	62,123	928,739
BioMed Realty Trust, Inc.	228,459	4,027,732
Brandywine Realty Trust (SBI)	225,005	2,488,555
BRE Properties, Inc.	108,547	4,675,119
BRT Realty Trust	7,942	52,655
Camden Property Trust (SBI)	117,000	5,975,190
Capital Trust, Inc. Class A (a)(d)	74,422	89,306
CapLease, Inc.	106,160	647,576
Capstead Mortgage Corp.	135,426	1,591,256
CBL & Associates Properties, Inc. (d)	234,033	3,861,545
Cedar Shopping Centers, Inc.	105,841	641,396
Chatham Lodging Trust	11,294	185,560
Chesapeake Lodging Trust	18,035	343,026
Chimera Investment Corp.	1,801,000	7,204,000
Cogdell Spencer, Inc.	89,416	511,460
Cohen & Co., Inc.	13,399	60,296
Colonial Properties Trust (SBI)	113,485	2,042,730
Colony Financial, Inc.	29,478	568,631
CommonWealth REIT	127,197	3,183,741
Corporate Office Properties Trust (SBI)	116,226	3,941,224
Cousins Properties, Inc.	188,528	1,398,878
Crexus Investment Corp.	33,045	417,689
Cypress Sharpridge Investments, Inc.	82,991	1,132,827
DCT Industrial Trust, Inc.	394,471	1,948,687
Developers Diversified Realty Corp.	338,730	4,345,906
DiamondRock Hospitality Co.	273,000	2,874,690
Digital Realty Trust, Inc.	157,282	8,260,451
Douglas Emmett, Inc.	218,827	3,654,411
Duke Realty LP	422,844	4,706,254
DuPont Fabros Technology, Inc. (d)	99,469	2,247,005
EastGroup Properties, Inc.	50,604	2,017,581
Education Realty Trust, Inc.	109,081	800,655
Entertainment Properties Trust (SBI)	78,691	3,643,393
Equity Lifestyle Properties, Inc.	56,794	3,060,061
Equity One, Inc. (d)	75,331	1,303,980
Essex Property Trust, Inc.	52,435	5,811,895
Excel Trust, Inc.	36,356	420,275
Extra Space Storage, Inc.	150,259	2,407,149
Federal Realty Investment Trust (SBI)	112,176	8,681,301
FelCor Lodging Trust, Inc. (a)	171,626	1,017,742
First Industrial Realty Trust, Inc. (a)(d)	138,938	1,057,318
First Potomac Realty Trust	66,963	1,053,998
Franklin Street Properties Corp.	124,852	1,601,851
General Growth Properties, Inc.	690,000	11,171,100
Getty Realty Corp. (d)	40,083	1,194,874
Gladstone Commercial Corp.	27,168	502,608
Glimcher Realty Trust	146,776	1,200,628
Government Properties Income Trust	56,507	1,449,405

	Shares	Value
Gramercy Capital Corp. (a)(d)	64,189	$ 116,824
Hatteras Financial Corp. (d)	82,995	2,571,185
Healthcare Realty Trust, Inc.	107,166	2,211,906
Hersha Hospitality Trust	256,036	1,569,501
Highwoods Properties, Inc. (SBI) (d)	143,184	4,368,544
Home Properties, Inc.	62,899	3,370,757
Hospitality Properties Trust (SBI)	211,229	4,672,385
Inland Real Estate Corp.	143,170	1,216,945
Invesco Mortgage Capital, Inc.	66,945	1,511,618
Investors Real Estate Trust	161,938	1,433,151
iStar Financial, Inc. (a)(d)	170,223	926,013
Kilroy Realty Corp.	90,835	3,099,290
Kite Realty Group Trust	124,799	626,491
LaSalle Hotel Properties (SBI)	123,283	2,934,135
Lexington Corporate Properties Trust (d)	206,581	1,621,661
Liberty Property Trust (SBI)	193,481	6,063,695
LTC Properties, Inc.	40,510	1,093,365
Mack-Cali Realty Corp.	138,539	4,398,613
Medical Properties Trust, Inc.	185,350	1,942,468
MFA Financial, Inc.	557,442	4,543,152
Mid-America Apartment Communities, Inc.	57,282	3,515,396
Mission West Properties, Inc.	44,320	289,410
Monmouth Real Estate Investment Corp. Class A	55,007	447,207
MPG Office Trust, Inc. (a)(d)	152,070	348,240
National Health Investors, Inc.	41,960	1,846,240
National Retail Properties, Inc. (d)	140,458	3,653,313
Nationwide Health Properties, Inc.	218,867	7,890,155
New York Mortgage Trust, Inc.	11,007	70,445
NorthStar Realty Finance Corp. (d)	152,071	643,260
Omega Healthcare Investors, Inc.	161,414	3,407,450
One Liberty Properties, Inc.	26,364	403,633
Parkway Properties, Inc.	41,827	664,631
Pebblebrook Hotel Trust (a)	67,027	1,256,086
Pennsylvania Real Estate Investment Trust (SBI)	91,555	1,229,584
Pennymac Mortgage Investment Trust	32,176	572,733
Piedmont Office Realty Trust, Inc. Class A	100,450	1,997,951
PMC Commercial Trust	7,785	63,526
Post Properties, Inc.	85,118	2,899,970
Potlatch Corp.	67,663	2,143,564
PS Business Parks, Inc.	33,862	1,754,729
RAIT Financial Trust (SBI) (a)(d)	116,321	187,277
Ramco-Gershenson Properties Trust (SBI)	78,914	907,511
Rayonier, Inc.	140,699	7,170,021
Realty Income Corp.	182,800	6,224,340
Redwood Trust, Inc. (d)	131,012	1,811,896
Regency Centers Corp. (d)	140,000	5,700,800
Resource Capital Corp.	87,638	584,545
Retail Opportunity Investments Corp.	54,818	538,861
Sabra Health Care REIT, Inc.	37,864	645,581
Saul Centers, Inc.	15,792	672,265
Senior Housing Properties Trust (SBI)	223,074	4,981,242
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	139,500	$ 9,123,300
Sovran Self Storage, Inc.	50,195	1,808,526
Starwood Property Trust, Inc.	85,833	1,713,227
Strategic Hotel & Resorts, Inc. (a)	240,971	1,125,335
Sun Communities, Inc.	33,778	1,119,403
Sunstone Hotel Investors, Inc. (a)	210,359	2,002,618
Supertel Hospitality, Inc., Maryland (a)	13,197	17,816
Tanger Factory Outlet Centers, Inc.	74,958	3,596,485
Taubman Centers, Inc.	95,317	4,625,734
Terreno Realty Corp.	17,736	314,814
The Macerich Co.	226,000	10,472,840
Transcontinental Realty Investors, Inc. (a)	1,497	12,874
U-Store-It Trust	155,305	1,284,372
UDR, Inc.	291,688	6,504,642
UMH Properties, Inc.	6,931	66,676
Universal Health Realty Income Trust (SBI)	25,196	883,624
Urstadt Biddle Properties, Inc.	5,274	83,540
Urstadt Biddle Properties, Inc. Class A	43,601	802,258
Walter Investment Management Corp.	47,668	822,273
Washington (REIT) (SBI)	110,265	3,382,930
Weingarten Realty Investors (SBI)	206,469	4,893,315
Winthrop Realty Trust	34,319	410,798
		341,531,256
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)(d)	1,965	16,820
Avatar Holdings, Inc. (a)(d)	17,557	344,293
Brookfield Properties Corp. (d)	482,968	7,823,649
Campus Crest Communities, Inc.	70,294	886,407
Consolidated-Tomoka Land Co.	9,480	265,440
Coresite Realty Corp.	56,834	732,022
Forest City Enterprises, Inc. Class A (a)(d)	215,162	3,302,737
Forestar Group, Inc. (a)(d)	61,794	1,113,528
Grubb & Ellis Co. (a)(d)	102,602	117,992
Howard Hughes Corp. (a)	55,298	2,254,499
Hudson Pacific Properties, Inc.	22,975	350,599
Jones Lang LaSalle, Inc.	72,878	5,817,122
Kennedy-Wilson Holdings, Inc. (a)(d)	67,305	658,916
Maui Land & Pineapple, Inc. (a)	8,316	33,430
Stratus Properties, Inc. (a)	2,986	26,486
Tejon Ranch Co. (a)(d)	26,787	647,978
The St. Joe Co. (a)(d)	157,608	2,773,901
Thomas Properties Group, Inc. (a)(d)	57,345	246,010
ZipRealty, Inc. (a)	13,953	34,603
		27,446,432
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	45,893	550,716
Anchor BanCorp Wisconsin, Inc. (a)(d)	89,689	78,926
Astoria Financial Corp.	156,638	1,885,922
Bank Mutual Corp.	109,952	503,580

	Shares	Value
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	26,315	$ 18,421
BankFinancial Corp.	45,531	424,804
BCSB Bancorp, Inc. (a)	2,564	26,307
Beneficial Mutual Bancorp, Inc. (a)	85,327	662,991
Berkshire Bancorp, Inc. (a)	1,110	4,995
Berkshire Hills Bancorp, Inc.	27,541	552,748
BofI Holding, Inc. (a)(d)	18,477	249,070
Brookline Bancorp, Inc., Delaware	122,984	1,208,933
Camco Financial Corp. (a)	7,852	9,894
Capitol Federal Financial (d)	40,288	940,725
CFS Bancorp, Inc.	7,861	41,270
Cheviot Financial Corp.	52	460
Chicopee Bancorp, Inc. (a)	7,735	96,146
Citizens South Banking Corp., Delaware	11,035	49,989
Clifton Savings Bancorp, Inc.	18,163	171,822
Dime Community Bancshares, Inc.	68,827	939,489
Doral Financial Corp. (a)	39,131	55,175
Eagle Bancorp Montana, Inc.	15,964	159,640
ESB Financial Corp.	8,948	126,167
ESSA Bancorp, Inc.	31,156	409,701
Farmer Mac Class C (non-vtg.) (d)	21,618	301,787
First Clover Leaf Financial Corp.	10,566	65,298
First Defiance Financial Corp. (a)	17,515	207,202
First Federal Bancshares of Arkansas, Inc. (a)(d)	3,747	4,272
First Financial Holdings, Inc.	33,877	372,308
First Financial Northwest, Inc. (d)	33,079	107,507
First Financial Service Corp. (a)	745	3,151
First Niagara Financial Group, Inc.	388,551	4,812,204
First Place Financial Corp. (a)	22,128	47,354
Flagstar Bancorp, Inc. (a)	73,502	91,142
Flushing Financial Corp.	60,863	815,564
Fox Chase Bancorp, Inc. (a)	10,294	108,190
HMN Financial, Inc. (a)	2,852	8,271
Home Federal Bancorp, Inc.	34,573	398,627
HopFed Bancorp, Inc.	7,885	71,044
Impac Mortgage Holdings, Inc. (a)	12,126	32,740
Indiana Community Bancorp	2,558	37,833
Jefferson Bancshares, Inc., Tennessee	5,738	17,214
Kaiser Federal Financial Group, Inc.	3,629	35,056
Kearny Financial Corp.	46,441	398,928
Legacy Bancorp, Inc.	18,619	147,090
Louisiana Bancorp, Inc. (a)	240	3,408
LSB Corp.	3,904	81,789
Meridian Interstate Bancorp, Inc. (a)	11,286	123,582
Meta Financial Group, Inc.	424	5,533
MGIC Investment Corp. (a)(d)	361,305	3,078,319
MutualFirst Financial, Inc.	2,603	22,256
NASB Financial, Inc. (d)	3,384	43,518
New England Bancshares, Inc.	7,230	64,492
New York Community Bancorp, Inc. (d)	776,416	13,043,789
NewAlliance Bancshares, Inc.	208,580	2,782,457
Northeast Community Bancorp, Inc.	8,762	52,134
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northwest Bancshares, Inc.	84,525	$ 867,227
OceanFirst Financial Corp.	36,227	437,260
Ocwen Financial Corp. (a)	131,392	1,156,250
Oritani Financial Corp.	37,007	415,589
Parkvale Financial Corp.	2,919	22,739
People's United Financial, Inc.	5,687	70,462
Provident Financial Holdings, Inc.	14,065	94,236
Provident Financial Services, Inc.	113,022	1,557,443
Provident New York Bancorp	82,178	770,008
Pulaski Financial Corp.	7,400	56,462
PVF Capital Corp. (a)	16,043	29,680
Radian Group, Inc. (d)	247,075	1,751,762
Riverview Bancorp, Inc. (a)	13,156	31,048
Rockville Financial, Inc.	9,015	99,165
Roma Financial Corp.	23,122	222,896
Rome Bancorp, Inc.	12,337	139,408
TF Financial Corp.	1,778	38,832
TFS Financial Corp.	168,994	1,382,371
The PMI Group, Inc. (a)(d)	293,473	915,636
Timberland Bancorp, Inc.	12,774	47,136
Tree.com, Inc. (a)(d)	11,197	84,985
Trustco Bank Corp., New York	160,400	899,844
United Community Financial Corp., Ohio (a)	28,070	34,526
United Financial Bancorp, Inc.	38,185	566,284
United Western Bancorp, Inc. (a)	59,972	16,852
ViewPoint Financial Group	41,812	438,608
Washington Federal, Inc.	203,823	3,008,427
Waterstone Financial, Inc. (a)	7,726	28,200
Westfield Financial, Inc.	87,641	720,409
WSFS Financial Corp.	15,226	662,331
		53,118,026
TOTAL FINANCIALS		939,919,535
HEALTH CARE - 10.8%
Biotechnology - 2.8%
A.P. Pharma, Inc. (a)	76,222	40,398
Aastrom Biosciences, Inc. (a)(d)	45,176	108,874
Acadia Pharmaceuticals, Inc. (a)	109,109	73,103
Achillion Pharmaceuticals, Inc. (a)	50,832	145,380
Acorda Therapeutics, Inc. (a)	65,636	1,729,509
ADVENTRX Pharmaceuticals, Inc. (a)(d)	9,893	19,588
Affymax, Inc. (a)(d)	22,278	150,599
Alexion Pharmaceuticals, Inc. (a)	162,609	12,431,458
Alkermes, Inc. (a)(d)	166,787	1,747,928
Allos Therapeutics, Inc. (a)(d)	159,058	645,775
Alnylam Pharmaceuticals, Inc. (a)(d)	65,776	601,850
AMAG Pharmaceuticals, Inc. (a)(d)	35,782	561,420
Amicus Therapeutics, Inc. (a)	13,257	55,017
Amylin Pharmaceuticals, Inc. (a)	227,586	2,916,515

	Shares	Value
Anadys Pharmaceuticals, Inc. (a)	89,040	$ 95,273
Anthera Pharmaceuticals, Inc.	10,855	59,377
Antigenics, Inc. (a)(d)	203,925	181,493
ARCA biopharma, Inc. (a)(d)	10,234	38,275
Arena Pharmaceuticals, Inc. (a)(d)	236,019	342,228
ARIAD Pharmaceuticals, Inc. (a)	255,133	1,028,186
ArQule, Inc. (a)	67,824	368,284
Array Biopharma, Inc. (a)	77,370	248,358
AspenBio Pharma, Inc. (a)(d)	59,738	36,440
AVEO Pharmaceuticals, Inc. (d)	54,033	798,608
AVI BioPharma, Inc. (a)(d)	273,454	503,155
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)	51,395	253,891
BioMarin Pharmaceutical, Inc. (a)(d)	176,723	4,785,659
Bionovo, Inc. (a)	38,429	52,263
Biosante Pharmaceuticals, Inc. (a)	131,756	193,681
Biospecifics Technologies Corp. (a)(d)	10,284	233,241
BioTime, Inc. (a)(d)	39,304	314,432
Capstone Therapeutics Corp. (a)	36,394	33,846
Cardium Therapeutics, Inc. (a)(d)	106,276	48,887
Cel-Sci Corp. (a)(d)	335,566	242,614
Celera Corp. (a)(d)	160,928	912,462
Cell Therapeutics, Inc. (a)(d)	1,350,000	526,500
Celldex Therapeutics, Inc. (a)(d)	81,942	340,059
Cepheid, Inc. (a)(d)	100,911	1,986,938
Chelsea Therapeutics International Ltd. (a)(d)	83,309	452,368
Cleveland Biolabs, Inc. (a)(d)	29,500	198,535
Clinical Data, Inc. (a)(d)	32,184	588,324
Codexis, Inc. (a)(d)	11,191	105,419
Cubist Pharmaceuticals, Inc. (a)(d)	101,670	2,207,256
Curis, Inc. (a)	119,502	200,763
Cyclacel Pharmaceuticals, Inc. (a)(d)	71,040	130,003
Cytokinetics, Inc. (a)	96,287	212,794
Cytori Therapeutics, Inc. (a)(d)	75,787	340,284
CytRx Corp. (a)(d)	304,123	316,288
DARA BioSciences, Inc. (a)(d)	6,088	14,124
Dendreon Corp. (a)(d)	258,516	9,239,362
Discovery Laboratories, Inc. (a)	504,068	100,814
DUSA Pharmaceuticals, Inc. (a)	18,615	45,979
Dyax Corp. (a)	180,578	408,106
Dynavax Technologies Corp. (a)(d)	175,496	350,992
Emergent BioSolutions, Inc. (a)	31,523	577,501
Emergent BioSolutions, Inc. rights 10/29/13 (a)	6,000	0
EntreMed, Inc. (a)(d)	11,748	84,938
Enzon Pharmaceuticals, Inc. (a)(d)	132,377	1,472,032
EpiCept Corp. (a)	10,755	3,549
Exact Sciences Corp. (a)(d)	76,400	453,816
Exelixis, Inc. (a)(d)	204,614	1,184,715
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(d)	28,322	522,541
GenVec, Inc. (a)	221,273	106,211
Geron Corp. (a)(d)	201,543	1,154,841
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GTx, Inc. (a)	24,446	$ 70,893
Halozyme Therapeutics, Inc. (a)(d)	131,573	910,485
Hemispherx Biopharma, Inc. (a)(d)	257,396	126,150
Human Genome Sciences, Inc. (a)(d)	337,268	8,273,184
Idenix Pharmaceuticals, Inc. (a)(d)	109,538	417,340
Idera Pharmaceuticals, Inc. (a)(d)	29,318	72,709
ImmunoGen, Inc. (a)(d)	122,455	1,018,826
Immunomedics, Inc. (a)(d)	124,186	391,186
Incyte Corp. (a)(d)	219,694	3,187,760
Infinity Pharmaceuticals, Inc. (a)(d)	30,812	193,807
Inhibitex, Inc. (a)(d)	47,563	139,360
Inovio Pharmaceuticals, Inc. (a)	218,287	257,579
Insmed, Inc. (a)	288,644	207,824
InterMune, Inc. (a)	78,879	990,720
Ironwood Pharmaceuticals, Inc. Class A	31,435	336,040
Isis Pharmaceuticals, Inc. (a)(d)	160,135	1,510,874
IsoRay, Inc. (a)(d)	40,023	53,631
Keryx Biopharmaceuticals, Inc. (a)(d)	121,174	661,610
Lexicon Pharmaceuticals, Inc. (a)(d)	386,333	525,413
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)	35,427	299,004
rights (a)	26,087	717
rights (a)	26,087	1,174
rights (a)	26,087	681
rights (a)	26,087	678
Luna Innovations, Inc. (a)	14,322	27,069
MannKind Corp. (a)(d)	155,644	977,444
Marina Biotech, Inc. (a)(d)	24,825	43,940
Martek Biosciences (a)(d)	58,409	1,284,998
Maxygen, Inc.	47,609	308,030
MediciNova, Inc. (a)(d)	5,606	27,357
Medivation, Inc. (a)(d)	60,935	690,394
Metabolix, Inc. (a)(d)	46,742	478,638
Micromet, Inc. (a)(d)	133,099	966,299
Molecular Insight Pharmaceuticals, Inc. (a)(d)	37,413	29,930
Momenta Pharmaceuticals, Inc. (a)(d)	73,712	1,124,108
Myrexis, Inc. (a)	78,861	294,152
Myriad Genetics, Inc. (a)	170,107	3,662,404
Nabi Biopharmaceuticals (a)	93,267	484,988
Nanosphere, Inc. (a)	21,580	112,863
Neuralstem, Inc. (a)(d)	67,988	136,656
Neurocrine Biosciences, Inc. (a)	110,468	804,207
NeurogesX, Inc. (a)(d)	18,576	99,567
Nile Therapeutics, Inc. (a)	25,000	12,500
Novavax, Inc. (a)(d)	164,307	366,405
NPS Pharmaceuticals, Inc. (a)	136,555	848,007
Omeros Corp. (a)(d)	19,331	156,774
OncoGenex Pharmaceuticals, Inc. (a)	10,399	167,008

	Shares	Value
Oncothyreon, Inc. (a)(d)	35,000	$ 116,550
ONYX Pharmaceuticals, Inc. (a)(d)	106,819	3,145,820
Opexa Therapeutics, Inc. (a)(d)	16,303	22,661
Opko Health, Inc. (a)(d)	224,892	679,174
Orchid Cellmark, Inc. (a)	20,246	32,799
OREXIGEN Therapeutics, Inc. (a)(d)	67,497	351,659
Osiris Therapeutics, Inc. (a)(d)	34,104	223,722
OXiGENE, Inc. (a)(d)	57,084	11,702
Oxygen Biotherapeutics, Inc. (a)(d)	44,103	94,821
PDL BioPharma, Inc. (d)	252,180	1,457,600
Peregrine Pharmaceuticals, Inc. (a)(d)	93,794	144,443
Pharmacyclics, Inc. (a)(d)	89,553	485,377
Pharmasset, Inc. (a)	49,022	2,123,633
PharmAthene, Inc. (a)(d)	35,399	132,392
Poniard Pharmaceuticals, Inc. (a)	65,535	23,789
Progenics Pharmaceuticals, Inc. (a)(d)	77,075	366,106
PROLOR Biotech, Inc. (a)(d)	68,012	477,444
Raptor Pharmaceutical Corp. (a)(d)	24,282	91,543
Regeneron Pharmaceuticals, Inc. (a)	112,697	3,247,928
Repligen Corp. (a)	65,974	245,423
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	119,532
Rigel Pharmaceuticals, Inc. (a)	91,626	731,175
RXi Pharmaceuticals Corp. (a)(d)	19,266	68,202
Sangamo Biosciences, Inc. (a)(d)	89,475	416,954
Savient Pharmaceuticals, Inc. (a)(d)	119,689	1,413,527
SciClone Pharmaceuticals, Inc. (a)(d)	68,266	255,315
Seattle Genetics, Inc. (a)(d)	141,818	2,141,452
SIGA Technologies, Inc. (a)(d)	68,091	857,947
Spectrum Pharmaceuticals, Inc. (a)(d)	102,942	458,092
StemCells, Inc. (a)(d)	577,693	612,355
Sunesis Pharmaceuticals, Inc. (a)(d)	159,908	62,988
Synta Pharmaceuticals Corp. (a)(d)	43,339	185,924
Talecris Biotherapeutics Holdings Corp. (a)	117,820	2,556,694
Targacept, Inc. (a)	36,367	770,980
Telik, Inc. (a)(d)	81,953	59,006
Tengion, Inc. (a)	3,080	6,776
Theravance, Inc. (a)(d)	105,790	2,642,634
Transcept Pharmaceuticals, Inc. (a)	8,035	51,745
Trimeris, Inc. (a)(d)	51,840	131,155
United Therapeutics Corp. (a)	87,020	5,476,169
Vanda Pharmaceuticals, Inc. (a)(d)	45,174	364,102
Vertex Pharmaceuticals, Inc. (a)(d)	362,031	11,994,087
Vical, Inc. (a)(d)	104,981	205,763
XOMA Ltd. (a)(d)	46,082	109,675
Zalicus, Inc. (a)	139,798	164,962
ZIOPHARM Oncology, Inc. (a)(d)	67,376	276,915
		133,683,214
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)(d)	36,968	998,136
Abiomed, Inc. (a)(d)	61,449	705,435
Accuray, Inc. (a)(d)	117,529	702,823
AdvanSource Biomaterials Corp. (a)	3,688	553
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Alere, Inc. (a)(d)	144,203	$ 4,601,518
Align Technology, Inc. (a)(d)	126,886	2,219,236
Alimera Sciences, Inc. (a)(d)	7,490	85,686
Alphatec Holdings, Inc. (a)(d)	101,656	228,726
American Medical Systems Holdings, Inc. (a)(d)	127,703	2,289,715
Analogic Corp.	23,496	1,091,859
Angiodynamics, Inc. (a)	50,411	704,242
Anika Therapeutics, Inc. (a)	17,732	108,343
Antares Pharma, Inc. (a)(d)	291,705	417,138
ArthroCare Corp. (a)	40,297	1,220,193
Atricure, Inc. (a)	5,254	47,181
Atrion Corp.	2,847	467,307
Beckman Coulter, Inc.	121,290	6,635,776
BioLase Technology, Inc. (a)(d)	42,518	65,053
Bovie Medical Corp. (a)(d)	27,980	89,536
BSD Medical Corp. (a)(d)	95,648	404,591
Cantel Medical Corp.	30,619	618,198
Cardiac Science Corp. (a)	39,822	91,989
Cardica, Inc. (a)(d)	38,892	104,619
Cardiovascular Systems, Inc. (a)	5,806	52,022
Cerus Corp. (a)(d)	105,314	253,807
Conceptus, Inc. (a)	42,620	560,453
CONMED Corp. (a)	52,799	1,135,706
Cooper Companies, Inc. (d)	78,956	4,224,146
Cryolife, Inc. (a)	62,316	351,462
Cutera, Inc. (a)	28,281	198,250
Cyberonics, Inc. (a)	44,057	1,183,812
Cynosure, Inc. Class A (a)	19,062	180,708
Delcath Systems, Inc. (a)(d)	66,774	671,746
DexCom, Inc. (a)	92,818	1,046,523
Digirad Corp. (a)	4,978	10,703
DynaVox, Inc. Class A (a)	31,306	123,346
Edwards Lifesciences Corp. (a)	197,961	13,136,692
Endologix, Inc. (a)	82,756	470,054
EnteroMedics, Inc. (a)	13,176	22,399
Escalon Medical Corp. (a)	3,512	5,408
Exactech, Inc. (a)	16,201	288,702
Fonar Corp. (a)(d)	785	1,052
Gen-Probe, Inc. (a)	89,699	4,651,790
Greatbatch, Inc. (a)	46,571	1,020,371
Haemonetics Corp. (a)(d)	47,614	2,799,227
Hansen Medical, Inc. (a)(d)	150,643	216,926
Hill-Rom Holdings, Inc.	108,534	4,295,776
Hologic, Inc. (a)	453,564	7,438,450
ICU Medical, Inc. (a)(d)	25,190	923,214
IDEXX Laboratories, Inc. (a)(d)	99,860	6,412,011
Immucor, Inc. (a)	133,720	2,456,436
Insulet Corp. (a)(d)	62,220	844,325
Integra LifeSciences Holdings Corp. (a)	37,738	1,636,697
Invacare Corp. (d)	56,425	1,522,911

	Shares	Value
Iridex Corp. (a)	9,439	$ 34,075
IRIS International, Inc. (a)	45,897	430,973
IVAX Diagnostics, Inc. (a)	7,111	3,982
Kensey Nash Corp. (a)	21,012	570,266
Kewaunee Scientific Corp.	4,046	50,170
Kinetic Concepts, Inc. (a)(d)	107,860	4,283,121
LeMaitre Vascular, Inc. (a)	1,968	13,146
Mako Surgical Corp. (a)(d)	47,241	541,854
Masimo Corp.	98,332	3,034,526
Medical Action Industries, Inc. (a)	32,086	255,405
MELA Sciences, Inc. (a)(d)	56,246	200,236
Meridian Bioscience, Inc.	69,244	1,538,602
Merit Medical Systems, Inc. (a)(d)	49,965	761,467
Natus Medical, Inc. (a)	54,935	706,464
Neogen Corp. (a)(d)	38,841	1,442,943
NeuroMetrix, Inc. (a)	7,830	4,065
NMT Medical, Inc. (a)	30,277	6,358
NuVasive, Inc. (a)(d)	71,534	1,671,034
NxStage Medical, Inc. (a)	66,463	1,438,259
OraSure Technologies, Inc. (a)	82,396	432,579
Orthofix International NV (a)	29,243	795,117
Orthovita, Inc. (a)(d)	129,968	258,636
OTIX Global, Inc. (a)	6,382	70,266
Palomar Medical Technologies, Inc. (a)	37,055	461,335
PositiveID Corp. (a)	38,054	19,408
Quidel Corp. (a)(d)	46,198	610,276
ResMed, Inc. (a)(d)	274,096	8,757,367
Retractable Technologies, Inc. (a)	5,601	8,682
Rochester Medical Corp. (a)	16,874	186,626
Rockwell Medical Technologies, Inc. (a)(d)	31,392	244,544
RTI Biologics, Inc. (a)	112,823	305,750
Sirona Dental Systems, Inc. (a)(d)	70,091	2,648,739
Solta Medical, Inc. (a)	60,761	123,345
SonoSite, Inc. (a)(d)	26,523	805,769
Staar Surgical Co. (a)(d)	59,345	317,496
Stereotaxis, Inc. (a)(d)	86,066	296,928
Steris Corp.	92,686	3,189,325
SurModics, Inc. (a)	30,705	284,021
Symmetry Medical, Inc. (a)	70,589	576,712
Synergetics USA, Inc. (a)	27,399	94,253
Synovis Life Technologies, Inc. (a)	24,716	399,163
Teleflex, Inc.	71,415	3,566,465
The Spectranetics Corp. (a)	69,914	341,879
Theragenics Corp. (a)	45,104	62,695
ThermoGenesis Corp. (a)	9,860	27,312
Thoratec Corp. (a)(d)	102,488	2,608,832
TomoTherapy, Inc. (a)	105,827	370,395
TranS1, Inc. (a)(d)	3,362	6,421
Unilife Corp. (a)(d)	91,041	494,353
Urologix, Inc. (a)(d)	5,053	3,716
Uroplasty, Inc. (a)	24,749	137,852
Utah Medical Products, Inc.	5,222	142,195
Vascular Solutions, Inc. (a)(d)	26,619	281,629
Vermillion, Inc. (a)	4,961	23,763
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vision Sciences, Inc. (a)	8,293	$ 11,196
Volcano Corp. (a)	78,334	2,079,768
West Pharmaceutical Services, Inc.	62,208	2,358,927
Wright Medical Group, Inc. (a)	79,689	1,051,098
Young Innovations, Inc.	11,302	341,546
Zoll Medical Corp. (a)	36,700	1,226,514
		135,042,817
Health Care Providers & Services - 2.6%
Accretive Health, Inc.	38,944	533,143
Addus HomeCare Corp. (a)	4,950	20,592
Air Methods Corp. (a)	21,830	1,074,691
Alliance Healthcare Services, Inc. (a)	60,365	226,369
Allied Healthcare International, Inc. (a)	93,265	270,469
Almost Family, Inc. (a)	15,578	552,084
Amedisys, Inc. (a)(d)	47,754	1,355,259
America Service Group, Inc.	22,770	334,264
American Dental Partners, Inc. (a)	32,592	402,511
AMERIGROUP Corp. (a)	88,770	3,819,773
AMN Healthcare Services, Inc. (a)	73,095	409,332
AmSurg Corp. (a)	57,686	1,060,269
Animal Health International, Inc. (a)	28,873	72,183
Arcadia Resources, Inc. (a)	234,491	64,133
Assisted Living Concepts, Inc. Class A (a)	17,387	525,435
Bio-Reference Laboratories, Inc. (a)	47,759	1,001,506
BioScrip, Inc. (a)	94,888	381,450
Brookdale Senior Living, Inc. (a)(d)	158,983	3,039,755
Capital Senior Living Corp. (a)	32,252	204,478
CardioNet, Inc. (a)	51,733	209,001
Catalyst Health Solutions, Inc. (a)	67,413	2,893,366
Centene Corp. (a)	88,815	2,064,949
Chemed Corp.	39,881	2,430,348
Chindex International, Inc. (a)(d)	27,711	422,039
Clarient, Inc. (a)	122,342	611,710
Community Health Systems, Inc. (a)	172,557	5,497,666
Continucare Corp. (a)	56,100	264,792
Corvel Corp. (a)	14,051	641,990
Cross Country Healthcare, Inc. (a)(d)	61,944	475,730
Emdeon, Inc. Class A (a)	78,043	973,196
Emergency Medical Services Corp. Class A (a)	53,265	2,638,748
Emergent Group, Inc.	4,000	22,560
Emeritus Corp. (a)(d)	45,300	816,759
ExamWorks Group, Inc. (a)	6,779	116,938
Five Star Quality Care, Inc. (a)	85,432	548,473
Genoptix, Inc. (a)	29,199	498,427
Gentiva Health Services, Inc. (a)(d)	55,130	1,266,887
Hanger Orthopedic Group, Inc. (a)	65,013	1,246,949
Health Management Associates, Inc. Class A (a)	463,333	4,128,297
Health Net, Inc. (a)(d)	177,017	4,779,459
HealthSouth Corp. (a)(d)	159,896	2,878,128

	Shares	Value
Healthspring, Inc. (a)	88,766	$ 2,381,592
Healthways, Inc. (a)	57,797	557,741
HearUSA, Inc. (a)	11,117	11,117
Henry Schein, Inc. (a)(d)	166,737	9,575,706
HMS Holdings Corp. (a)	53,502	3,371,161
Hooper Holmes, Inc. (a)	117,357	76,282
Integramed America, Inc. (a)	12,500	106,875
IPC The Hospitalist Co., Inc. (a)	31,046	1,006,511
Kindred Healthcare, Inc. (a)	71,701	1,157,254
Landauer, Inc.	17,712	1,162,084
LCA-Vision, Inc. (a)	24,822	128,578
LHC Group, Inc. (a)(d)	26,855	710,315
LifePoint Hospitals, Inc. (a)(d)	96,958	3,511,819
Lincare Holdings, Inc.	176,363	4,541,347
Magellan Health Services, Inc. (a)	60,443	2,943,574
Medcath Corp. (a)	34,470	435,011
MEDNAX, Inc. (a)	82,979	5,078,315
Metropolitan Health Networks, Inc. (a)(d)	74,750	322,173
Molina Healthcare, Inc. (a)	27,686	702,948
MWI Veterinary Supply, Inc. (a)(d)	21,662	1,323,548
National Healthcare Corp.	18,697	809,954
National Research Corp.	1,583	44,815
NeoStem, Inc. (a)(d)	61,492	79,940
NightHawk Radiology Holdings, Inc. (a)	42,237	274,118
NovaMed Eyecare, Inc. (a)(d)	11,224	130,423
Omnicare, Inc.	216,716	4,997,471
Owens & Minor, Inc.	107,125	3,026,281
PDI, Inc. (a)	12,340	116,736
PharMerica Corp. (a)	64,907	704,890
Providence Service Corp. (a)	23,819	400,397
PSS World Medical, Inc. (a)(d)	107,001	2,204,221
Psychemedics Corp.	4,891	43,921
RadNet, Inc. (a)(d)	57,857	148,692
RehabCare Group, Inc. (a)	44,618	902,622
ResCare, Inc. (a)	52,473	694,218
Rural/Metro Corp. (a)(d)	51,730	586,101
Select Medical Holdings Corp. (a)	101,264	626,824
Sharps Compliance Corp. (a)	23,452	106,472
Skilled Healthcare Group, Inc. (a)(d)	55,360	352,090
SRI/Surgical Express, Inc. (a)	2,620	10,401
Sun Healthcare Group, Inc. (a)	37,864	371,067
Sunrise Senior Living, Inc. (a)(d)	117,342	431,819
Team Health Holdings, Inc. (d)	29,012	400,366
The Ensign Group, Inc.	23,192	498,860
Triple-S Management Corp. (a)(d)	39,645	761,580
U.S. Physical Therapy, Inc. (a)	23,352	448,125
Universal American Financial Corp.	71,158	1,055,273
Universal Health Services, Inc. Class B	162,561	6,684,508
VCA Antech, Inc. (a)	145,815	3,185,329
Wellcare Health Plans, Inc. (a)(d)	73,400	2,066,210
		122,041,783
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	16,529	103,306
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Allscripts-Misys Healthcare Solutions, Inc. (a)	323,674	$ 5,680,479
Arrhythmia Research Technology, Inc.	7,380	41,697
athenahealth, Inc. (a)(d)	53,671	2,201,048
Computer Programs & Systems, Inc.	23,073	1,077,278
HealthStream, Inc. (a)	12,926	79,753
iCAD, Inc. (a)	80,945	121,418
MedAssets, Inc. (a)(d)	78,049	1,447,419
Medidata Solutions, Inc. (a)	39,220	780,478
Mediware Information Systems, Inc. (a)	1,310	13,807
MedQuist, Inc.	15,503	138,287
Merge Healthcare, Inc. (a)	100,913	389,524
Omnicell, Inc. (a)	58,587	785,066
Quality Systems, Inc.	32,687	2,107,985
Simulations Plus, Inc. (a)	24,000	71,520
Transcend Services, Inc. (a)(d)	17,635	282,160
Vital Images, Inc. (a)	29,756	399,326
		15,720,551
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	111,316	937,281
Affymetrix, Inc. (a)	117,313	488,022
Albany Molecular Research, Inc. (a)	52,930	267,297
Apricus Biosciences, Inc. (a)(d)	16,354	56,421
Arrowhead Research Corp. (a)	107,660	102,277
Bio-Rad Laboratories, Inc. Class A (a)	35,493	3,313,272
Bioanalytical Systems, Inc. (a)	4,772	4,438
BioClinica, Inc. (a)	2,110	8,651
Biodelivery Sciences International, Inc. (a)	29,350	81,006
Bruker BioSciences Corp. (a)	126,417	1,949,350
Caliper Life Sciences, Inc. (a)	74,236	435,765
Cambrex Corp. (a)	55,696	237,822
Charles River Laboratories International, Inc. (a)	118,099	3,855,932
Complete Genomics, Inc.	6,387	49,499
Covance, Inc. (a)(d)	110,973	4,983,797
Dionex Corp. (a)	31,015	2,827,638
Enzo Biochem, Inc. (a)(d)	71,931	316,496
eResearchTechnology, Inc. (a)	97,301	545,859
Furiex Pharmaceuticals, Inc. (a)	15,480	190,714
Harvard Bioscience, Inc. (a)	44,066	172,739
Illumina, Inc. (a)(d)	215,818	12,974,978
Kendle International, Inc. (a)	32,552	293,294
Luminex Corp. (a)(d)	74,110	1,250,977
Medtox Scientific, Inc.	15,417	178,837
Mettler-Toledo International, Inc. (a)(d)	58,243	8,455,719
Pacific Biosciences of California, Inc.	4,082	51,433
PAREXEL International Corp. (a)	101,369	1,780,040
Pharmaceutical Product Development, Inc.	201,248	5,015,100
Pure Bioscience (a)(d)	60,728	130,565

	Shares	Value
Radient Pharmaceuticals Corp. (a)	43,458	$ 19,208
Sequenom, Inc. (a)	158,073	1,085,962
Strategic Diagnostics, Inc. (a)	3,743	6,588
Techne Corp.	64,215	3,857,395
		55,924,372
Pharmaceuticals - 1.0%
Acura Pharmaceuticals, Inc. (a)(d)	10,000	26,400
Adeona Pharmaceuticals, Inc. (a)	51,943	38,957
Adolor Corp. (a)	98,002	122,503
Akorn, Inc. (a)(d)	152,326	808,851
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	91,977
Ardea Biosciences, Inc. (a)(d)	22,238	494,351
ARYx Therapeutics, Inc. (a)(d)	22,000	7,480
Auxilium Pharmaceuticals, Inc. (a)(d)	84,289	1,595,591
AVANIR Pharmaceuticals Class A (a)(d)	138,712	593,687
Biodel, Inc. (a)(d)	43,101	73,272
BioMimetic Therapeutics, Inc. (a)	37,388	417,250
Cadence Pharmaceuticals, Inc. (a)(d)	55,862	400,531
Caraco Pharmaceutical Laboratories Ltd. (a)(d)	20,224	96,266
Columbia Laboratories, Inc. (a)	113,680	152,331
Corcept Therapeutics, Inc. (a)	13,785	53,762
Cornerstone Therapeutics, Inc. (a)(d)	14,000	83,580
CPEX Pharmaceuticals, Inc. (a)	2,885	71,260
Cumberland Pharmaceuticals, Inc. (a)(d)	25,805	177,022
Cypress Bioscience, Inc. (a)	78,891	313,986
DepoMed, Inc. (a)	91,801	501,233
Durect Corp. (a)	131,333	391,372
Endo Pharmaceuticals Holdings, Inc. (a)	182,361	6,566,820
Heska Corp. (a)	20,430	9,398
Hi-Tech Pharmacal Co., Inc. (a)(d)	20,470	486,777
Impax Laboratories, Inc. (a)	107,855	1,930,605
Inspire Pharmaceuticals, Inc. (a)	122,003	851,581
Ista Pharmaceuticals, Inc. (a)	56,235	250,246
Jazz Pharmaceuticals, Inc. (a)(d)	51,340	854,811
KV Pharmaceutical Co. Class A (a)(d)	72,531	174,074
Lannett Co., Inc. (a)	8,365	46,258
MAP Pharmaceuticals, Inc. (a)(d)	32,153	462,039
Matrixx Initiatives, Inc. (a)	35,237	182,528
Medicis Pharmaceutical Corp. Class A	106,235	2,799,292
Nektar Therapeutics (a)(d)	161,452	2,045,597
Obagi Medical Products, Inc. (a)	29,076	317,510
Oculus Innovative Sciences, Inc. (a)(d)	37,430	62,882
Optimer Pharmaceuticals, Inc. (a)(d)	63,301	599,460
Pain Therapeutics, Inc.	81,649	650,743
Par Pharmaceutical Companies, Inc. (a)	64,302	2,310,371
Perrigo Co.	151,296	9,114,071
Pozen, Inc. (a)	51,346	328,614
Questcor Pharmaceuticals, Inc. (a)(d)	113,928	1,622,335
Repros Therapeutics, Inc. (a)(d)	5,429	8,035
Salix Pharmaceuticals Ltd. (a)	98,940	4,417,671
Santarus, Inc. (a)	112,545	310,624
SCOLR Pharma, Inc. (a)	27,200	11,696
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Somaxon Pharmaceuticals, Inc. (a)(d)	55,583	$ 149,518
Sucampo Pharmaceuticals, Inc. Class A (a)	9,550	32,948
SuperGen, Inc. (a)(d)	95,559	253,231
The Medicines Company (a)	102,906	1,356,301
ViroPharma, Inc. (a)	133,971	2,069,852
Vivus, Inc. (a)(d)	142,703	927,570
XenoPort, Inc. (a)(d)	58,284	451,701
		48,166,821
TOTAL HEALTH CARE		510,579,558
INDUSTRIALS - 14.2%
Aerospace & Defense - 1.2%
AAR Corp. (a)(d)	66,168	1,625,086
AeroVironment, Inc. (a)(d)	31,866	787,090
Alliant Techsystems, Inc.	58,427	4,318,340
American Science & Engineering, Inc.	16,463	1,327,247
Applied Energetics, Inc. (a)(d)	120,402	96,322
Applied Signal Technology, Inc.	24,603	808,455
Ascent Solar Technologies, Inc. (a)(d)	48,274	153,994
Astronics Corp. (a)	23,103	475,229
Astrotech Corp. (a)(d)	39,511	47,413
BE Aerospace, Inc. (a)	165,478	5,874,469
Breeze Industrial Products Corp. (a)	9,000	63,360
Ceradyne, Inc. (a)	50,748	1,340,762
CPI Aerostructures, Inc. (a)	3,654	49,366
Cubic Corp.	28,423	1,296,941
Curtiss-Wright Corp.	81,008	2,516,919
DigitalGlobe, Inc. (a)	50,643	1,495,488
Ducommun, Inc.	19,834	443,885
Esterline Technologies Corp. (a)	54,423	3,204,426
GenCorp, Inc. (non-vtg.) (a)(d)	114,678	563,069
GeoEye, Inc. (a)	39,115	1,559,124
HEICO Corp. Class A	50,625	1,973,869
Herley Industries, Inc. (a)	27,079	440,305
Hexcel Corp. (a)	166,287	2,851,822
Innovative Solutions & Support, Inc. (a)	8,701	48,117
KEYW Holding Corp. (d)	27,000	337,500
Kratos Defense & Security Solutions, Inc. (a)(d)	29,371	310,451
Ladish Co., Inc. (a)	26,550	1,246,257
LMI Aerospace, Inc. (a)	20,120	327,352
Moog, Inc. Class A (a)	72,781	2,682,708
Orbital Sciences Corp. (a)	105,095	1,713,049
SIFCO Industries, Inc.	1,004	15,562
Sparton Corp. (a)	8,813	71,650
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	179,720	3,499,148
Sypris Solutions, Inc. (a)	8,306	28,323
Taser International, Inc. (a)(d)	148,024	596,537

	Shares	Value
Teledyne Technologies, Inc. (a)	62,853	$ 2,527,948
Todd Shipyards Corp.	7,303	131,235
TransDigm Group, Inc. (a)	68,413	4,686,291
Triumph Group, Inc.	30,999	2,607,946
		54,143,055
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	116,519	859,910
Atlas Air Worldwide Holdings, Inc. (a)	40,936	2,233,468
Dynamex, Inc. (a)	18,408	444,553
Express-1 Expedited Solutions, Inc. (a)	11,327	26,052
Forward Air Corp.	50,810	1,398,291
Hub Group, Inc. Class A (a)	64,825	2,115,240
Pacer International, Inc. (a)(d)	58,507	327,054
Park-Ohio Holdings Corp. (a)	15,562	301,125
UTI Worldwide, Inc.	170,182	3,276,004
		10,981,697
Airlines - 1.2%
AirTran Holdings, Inc. (a)(d)	243,842	1,814,184
Alaska Air Group, Inc. (a)	64,779	3,562,845
Allegiant Travel Co. (d)	23,840	1,190,331
AMR Corp. (a)(d)	578,526	4,952,183
Delta Air Lines, Inc. (a)	1,400,463	19,158,334
Hawaiian Holdings, Inc. (a)	111,372	879,839
JetBlue Airways Corp. (a)(d)	447,147	3,036,128
Pinnacle Airlines Corp. (a)	44,001	357,728
Republic Airways Holdings, Inc. (a)(d)	80,822	627,179
SkyWest, Inc.	104,884	1,698,072
United Continental Holdings, Inc. (a)(d)	557,616	15,434,811
US Airways Group, Inc. (a)(d)	278,688	3,110,158
		55,821,792
Building Products - 0.5%
A.O. Smith Corp.	67,620	2,664,904
AAON, Inc.	27,063	694,166
Ameresco, Inc. Class A (a)	3,882	50,272
American Woodmark Corp.	17,801	370,439
Ameron International Corp.	15,228	1,078,142
Apogee Enterprises, Inc.	50,019	562,714
Armstrong World Industries, Inc.	30,850	1,495,300
Builders FirstSource, Inc. (a)(d)	93,298	147,411
Gibraltar Industries, Inc. (a)	47,433	482,394
Griffon Corp. (a)	94,245	1,142,249
Insteel Industries, Inc.	37,536	389,248
Lennox International, Inc.	93,275	4,103,167
NCI Building Systems, Inc. (a)(d)	32,940	342,905
Owens Corning (a)(d)	194,234	5,110,297
PGT, Inc. (a)	27,428	60,342
Quanex Building Products Corp.	73,366	1,213,474
Simpson Manufacturing Co. Ltd.	63,904	1,653,196
Trex Co., Inc. (a)(d)	30,535	563,371
Universal Forest Products, Inc.	32,403	1,058,930
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
US Home Systems, Inc. (a)	9,441	$ 35,404
USG Corp. (a)(d)	120,746	1,532,267
		24,750,592
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	7,939	72,245
ABM Industries, Inc.	75,683	1,742,979
ACCO Brands Corp. (a)	91,582	642,906
American Reprographics Co. (a)	75,972	534,083
Amrep Corp. (a)	2,187	26,375
APAC Customer Services, Inc. (a)	67,188	397,753
Casella Waste Systems, Inc. Class A (a)	53,622	244,516
CECO Environmental Corp. (a)	10,861	59,518
Cenveo, Inc. (a)(d)	109,613	561,219
Clean Harbors, Inc. (a)(d)	41,749	3,091,513
Consolidated Graphics, Inc. (a)	17,222	819,078
Copart, Inc. (a)	131,906	4,680,025
Corrections Corp. of America (a)(d)	206,300	4,982,145
Courier Corp.	23,631	335,797
Covanta Holding Corp. (d)	230,851	3,628,978
Deluxe Corp.	84,997	1,801,086
Document Security Systems, Inc. (a)(d)	17,893	88,391
Ecology & Environment, Inc. Class A	3,122	40,086
EnergySolutions, Inc.	138,959	694,795
EnerNOC, Inc. (a)(d)	31,062	761,951
Ennis, Inc.	47,022	802,666
Food Technology Service, Inc. (a)	6,071	22,463
Fuel Tech, Inc. (a)(d)	43,650	319,082
G&K Services, Inc. Class A	35,333	980,137
Healthcare Services Group, Inc.	105,364	1,678,449
Herman Miller, Inc.	111,123	2,393,589
Higher One Holdings, Inc. (a)(d)	12,062	244,376
HNI Corp.	64,977	1,730,987
Hudson Technologies, Inc. (a)	5,000	7,500
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	135,879
InnerWorkings, Inc. (a)(d)	63,081	389,210
Interface, Inc. Class A	95,031	1,372,248
Intersections, Inc.	6,331	65,842
KAR Auction Services, Inc.	43,168	520,174
Kimball International, Inc. Class B	52,828	309,572
Knoll, Inc.	82,549	1,267,127
M&F Worldwide Corp. (a)	23,397	550,999
McGrath RentCorp.	41,323	1,153,738
Metalico, Inc. (a)(d)	92,179	402,822
Mine Safety Appliances Co.	55,365	1,595,619
Mobile Mini, Inc. (a)(d)	68,706	1,241,517
Multi-Color Corp.	22,010	430,296
Perma-Fix Environmental Services, Inc. (a)	89,073	134,500
Quad/Graphics, Inc. (a)	44,000	1,914,000
RINO International Corp. (a)(d)	14,329	87,120

	Shares	Value
Rollins, Inc.	95,000	$ 2,566,900
Schawk, Inc. Class A	20,512	367,985
Standard Parking Corp. (a)	29,583	525,394
Standard Register Co.	38,184	113,406
Steelcase, Inc. Class A	129,762	1,243,120
Superior Uniform Group, Inc.	4,343	47,122
Sykes Enterprises, Inc. (a)	78,224	1,439,322
Team, Inc. (a)	35,806	729,010
Tetra Tech, Inc. (a)	107,258	2,478,732
The Brink's Co.	83,344	2,045,262
The Geo Group, Inc. (a)	123,967	2,987,605
TRC Companies, Inc. (a)	3,649	10,363
Unifirst Corp. Massachusetts	24,672	1,264,933
United Stationers, Inc. (a)	42,012	2,666,502
US Ecology, Inc.	37,592	590,570
Viad Corp.	38,566	915,943
Virco Manufacturing Co.	4,818	12,575
Waste Connections, Inc.	204,324	5,312,424
WCA Waste Corp. (a)	27,200	156,944
		70,429,463
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	175,017	4,508,438
Argan, Inc. (a)(d)	15,383	131,063
Comfort Systems USA, Inc.	69,236	771,981
Dycom Industries, Inc. (a)	70,318	929,604
EMCOR Group, Inc. (a)(d)	114,024	3,055,843
Furmanite Corp. (a)	62,354	413,407
Granite Construction, Inc. (d)	66,073	1,676,272
Great Lakes Dredge & Dock Corp.	112,772	866,089
Insituform Technologies, Inc. Class A (a)(d)	69,855	1,546,590
Integrated Electrical Services, Inc. (a)	10,323	32,517
KBR, Inc.	288,680	7,817,454
Layne Christensen Co. (a)	36,530	1,204,394
MasTec, Inc. (a)	92,414	1,324,293
Michael Baker Corp. (a)	15,127	485,425
MYR Group, Inc. (a)	37,071	584,610
Northwest Pipe Co. (a)(d)	17,423	386,616
Orion Marine Group, Inc. (a)	44,659	600,217
Pike Electric Corp. (a)(d)	32,606	232,481
Primoris Services Corp.	20,241	178,930
Shaw Group, Inc. (a)	143,936	4,613,149
Sterling Construction Co., Inc. (a)	32,215	434,580
Tutor Perini Corp.	49,984	952,195
UniTek Global Services, Inc. (a)	14,373	64,966
URS Corp. (a)	154,171	6,095,921
		38,907,035
Electrical Equipment - 1.6%
A123 Systems, Inc. (a)(d)	131,187	1,008,828
Active Power, Inc. (a)	93,818	195,141
Acuity Brands, Inc. (d)	78,991	4,254,455
Advanced Battery Technologies, Inc. (a)(d)	151,159	571,381
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Akeena Solar, Inc. (a)(d)	35,000	$ 12,670
Allied Motion Technologies, Inc. (a)	3,555	19,019
American Superconductor Corp. (a)(d)	75,635	2,517,133
AMETEK, Inc.	188,699	11,165,320
AZZ, Inc.	22,023	820,797
Babcock & Wilcox Co. (a)	198,617	4,824,407
Baldor Electric Co.	75,369	4,771,611
Beacon Power Corp. (a)	479,105	115,560
Belden, Inc.	85,409	2,842,412
Brady Corp. Class A	82,334	2,546,591
Broadwind Energy, Inc. (a)(d)	133,691	255,350
Capstone Turbine Corp. (a)(d)	460,000	359,720
Coleman Cable, Inc. (a)	9,142	52,567
Digital Power Corp. (a)	4,959	6,943
Encore Wire Corp.	36,137	823,201
Ener1, Inc. (a)(d)	134,538	585,240
Energy Focus, Inc. (a)	51,088	51,599
EnerSys (a)(d)	82,554	2,492,305
Franklin Electric Co., Inc.	34,394	1,338,271
FuelCell Energy, Inc. (a)(d)	272,108	307,482
Generac Holdings, Inc.	38,677	574,740
General Cable Corp. (a)(d)	89,683	2,940,706
Global Power Equipment Group, Inc. (a)	23,895	475,988
GrafTech International Ltd. (a)	215,655	4,226,838
Hoku Corp. (a)(d)	35,507	90,188
Hubbell, Inc. Class B	100,047	5,658,658
II-VI, Inc. (a)	45,646	1,863,726
LaBarge, Inc. (a)	20,481	290,216
Lime Energy Co. (a)(d)	31,271	128,211
LSI Industries, Inc.	44,151	389,853
MagneTek, Inc. (a)	24,905	31,380
Ocean Power Technologies, Inc. (a)(d)	24,836	141,317
Orion Energy Systems, Inc. (a)(d)	43,600	139,084
Plug Power, Inc. (a)	166,422	67,401
Polypore International, Inc. (a)	45,790	1,455,206
Powell Industries, Inc. (a)	15,169	533,645
PowerSecure International, Inc. (a)(d)	33,668	290,218
Preformed Line Products Co.	7,217	335,591
Regal-Beloit Corp.	68,592	4,184,112
Satcon Technology Corp. (a)(d)	203,741	719,206
SL Industries, Inc. (a)	5,468	88,855
Technology Research Corp.	3,139	11,457
Thomas & Betts Corp. (a)	93,538	4,157,764
Ultralife Corp. (a)(d)	40,740	255,032
Universal Security Instruments, Inc. (a)	4,000	28,160
UQM Technologies, Inc. (a)(d)	78,497	156,209
Valence Technology, Inc. (a)(d)	182,149	242,258
Vicor Corp. (d)	36,477	612,084
Woodward Governor Co.	101,031	3,409,796
		75,435,902

	Shares	Value
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	107,290	$ 3,928,960
Raven Industries, Inc.	29,012	1,288,133
Seaboard Corp.	639	1,189,818
Standex International Corp.	25,022	748,158
Tredegar Corp.	48,210	898,152
United Capital Corp. (a)	2,068	61,006
		8,114,227
Machinery - 4.0%
3D Systems Corp. (a)(d)	34,500	970,830
Actuant Corp. Class A	116,484	2,752,517
Adept Technology, Inc. (a)	1,291	6,016
AGCO Corp. (a)	161,594	7,294,353
Alamo Group, Inc.	18,436	472,146
Albany International Corp. Class A	48,973	1,033,330
Altra Holdings, Inc. (a)	49,144	824,636
American Railcar Industries, Inc. (a)	20,486	307,495
Ampco-Pittsburgh Corp.	16,311	429,632
ArvinMeritor, Inc. (a)	158,659	2,832,063
Astec Industries, Inc. (a)(d)	33,316	997,814
Badger Meter, Inc.	26,441	1,121,627
Baldwin Technology Co., Inc. Class A (a)	3,555	4,870
Barnes Group, Inc.	78,447	1,497,553
Blount International, Inc. (a)	70,001	1,082,215
Briggs & Stratton Corp.	91,542	1,593,746
Bucyrus International, Inc. Class A	134,995	12,036,154
Cascade Corp.	16,059	586,475
Chart Industries, Inc. (a)	51,690	1,634,955
CIRCOR International, Inc.	29,857	1,179,352
CLARCOR, Inc.	88,930	3,620,340
Colfax Corp. (a)	46,092	778,033
Columbus McKinnon Corp. (NY Shares) (a)	35,358	580,225
Commercial Vehicle Group, Inc. (a)	46,557	659,713
Crane Co.	87,239	3,269,718
Donaldson Co., Inc.	133,694	7,258,247
Douglas Dynamics, Inc.	21,821	321,860
Dynamic Materials Corp.	24,031	386,659
Eastern Co.	8,134	148,852
Energy Recovery, Inc. (a)(d)	72,611	241,795
EnPro Industries, Inc. (a)(d)	36,133	1,324,274
ESCO Technologies, Inc.	45,169	1,584,529
Federal Signal Corp.	97,718	626,372
Flow International Corp. (a)	102,629	339,702
Force Protection, Inc. (a)	127,448	653,808
FreightCar America, Inc.	25,658	637,345
Gardner Denver, Inc.	90,270	5,908,172
Gorman-Rupp Co.	25,393	754,934
Graco, Inc.	105,553	3,795,686
Graham Corp.	20,873	341,482
Greenbrier Companies, Inc. (a)(d)	39,741	745,541
Hardinge, Inc.	25,807	213,295
Harsco Corp.	139,813	3,363,901
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hawk Corp. Class A (a)	12,526	$ 625,924
Hurco Companies, Inc. (a)	13,162	253,500
IDEX Corp.	138,254	5,180,377
John Bean Technologies Corp.	48,187	889,050
Joy Global, Inc.	182,029	13,892,453
Kadant, Inc. (a)	23,543	451,790
Kaydon Corp.	57,231	2,001,940
Kennametal, Inc.	137,854	4,662,222
Key Technology, Inc. (a)	11,387	189,935
L.B. Foster Co. Class A (a)	20,015	694,320
Lincoln Electric Holdings, Inc.	80,585	4,968,871
Lindsay Corp. (d)	22,689	1,339,559
Lydall, Inc. (a)	33,795	244,338
Manitowoc Co., Inc.	228,288	2,506,602
Met-Pro Corp.	36,943	407,481
MFRI, Inc. (a)	13,428	107,424
Middleby Corp. (a)(d)	31,742	2,554,279
Miller Industries, Inc.	22,980	322,180
Mueller Industries, Inc.	64,405	1,963,708
Mueller Water Products, Inc. Class A	286,665	1,009,061
NACCO Industries, Inc. Class A	9,601	889,149
Navistar International Corp. (a)	93,792	4,800,275
NN, Inc. (a)	36,484	364,840
Nordson Corp.	54,236	4,307,965
Omega Flex, Inc. (d)	4,300	72,971
Oshkosh Co. (a)	155,333	4,458,057
Pentair, Inc.	181,456	5,969,902
PMFG, Inc. (a)(d)	25,803	384,465
Portec Rail Products, Inc.	21,984	255,014
RBC Bearings, Inc. (a)	38,207	1,409,456
Robbins & Myers, Inc. (d)	47,018	1,458,028
Sauer-Danfoss, Inc. (a)	26,342	800,533
SPX Corp.	87,828	5,768,543
Sun Hydraulics Corp.	23,832	742,605
Tecumseh Products Co. Class A (non-vtg.) (a)	34,121	454,833
Tennant Co.	29,063	992,211
Terex Corp. (a)	194,786	4,729,404
The L.S. Starrett Co. Class A	6,189	74,268
Thermadyne Holdings Corp. (a)	18,008	269,400
Timken Co.	132,954	5,791,476
Titan International, Inc. (d)	67,244	1,074,559
Toro Co. (d)	58,783	3,421,758
TriMas Corp. (a)	30,895	616,355
Trinity Industries, Inc. (d)	136,566	3,127,361
Twin Disc, Inc.	18,379	448,448
Valmont Industries, Inc.	37,132	3,002,494
Wabash National Corp. (a)	118,503	1,250,207
WABCO Holdings, Inc. (a)	112,401	5,586,330

	Shares	Value
Wabtec Corp.	88,514	$ 4,092,002
Watts Water Technologies, Inc. Class A	50,727	1,651,164
		188,741,349
Marine - 0.2%
Alexander & Baldwin, Inc.	73,619	2,583,291
American Commercial Lines, Inc. (a)	18,682	616,506
Baltic Trading Ltd.	48,719	571,474
Eagle Bulk Shipping, Inc. (a)(d)	132,519	662,595
Genco Shipping & Trading Ltd. (a)(d)	62,443	916,663
Horizon Lines, Inc. Class A	72,927	266,184
International Shipholding Corp.	14,747	389,911
Kirby Corp. (a)(d)	92,977	4,153,283
Rand Logistics, Inc. (a)	2,487	11,739
		10,171,646
Professional Services - 1.1%
Acacia Research Corp. - Acacia Technologies (a)	64,852	1,767,217
Administaff, Inc.	41,247	1,166,878
Advisory Board Co. (a)	26,901	1,276,721
Barrett Business Services, Inc.	12,908	191,426
CBIZ, Inc. (a)(d)	95,075	572,352
CDI Corp.	25,347	434,701
Corporate Executive Board Co.	58,672	2,035,332
CoStar Group, Inc. (a)(d)	35,820	1,889,147
CRA International, Inc. (a)	21,805	481,891
Dolan Co. (a)(d)	52,569	720,195
Exponent, Inc. (a)	24,840	867,413
Franklin Covey Co. (a)(d)	30,881	247,974
FTI Consulting, Inc. (a)	81,482	2,904,018
GP Strategies Corp. (a)	29,042	267,767
Heidrick & Struggles International, Inc.	30,634	636,268
Hill International, Inc. (a)	49,889	258,425
Hudson Highland Group, Inc. (a)	38,326	156,370
Huron Consulting Group, Inc. (a)	41,542	943,419
ICF International, Inc. (a)	24,674	590,696
IHS, Inc. Class A (a)	85,193	6,161,158
Innovaro, Inc. (a)	10,333	7,853
Kelly Services, Inc. Class A (non-vtg.) (a)	47,114	842,163
Kforce, Inc. (a)	74,115	1,119,878
Korn/Ferry International (a)	81,800	1,416,776
LECG Corp. (a)	30,977	29,183
Lightbridge Corp. (a)(d)	11,581	59,758
Manpower, Inc.	144,000	8,110,080
MISTRAS Group, Inc. (a)(d)	30,458	362,450
National Technical Systems, Inc.	1,200	9,504
Navigant Consulting, Inc. (a)	89,275	742,768
Odyssey Marine Exploration, Inc. (a)(d)	151,557	300,083
On Assignment, Inc. (a)	71,724	492,744
RCM Technologies, Inc. (a)	14,333	68,942
Resources Connection, Inc.	87,580	1,465,213
School Specialty, Inc. (a)	31,621	399,373
SFN Group, Inc. (a)	88,034	754,451
Spherix, Inc. (a)	5,297	3,029
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	83,878	$ 4,210,676
TrueBlue, Inc. (a)	77,164	1,271,663
Verisk Analytics, Inc. (a)	219,500	6,644,265
Volt Information Sciences, Inc. (a)	18,549	123,907
VSE Corp.	9,167	278,402
		52,282,529
Road & Rail - 1.0%
AMERCO (a)(d)	10,657	1,033,090
Arkansas Best Corp.	44,490	1,096,011
Avis Budget Group, Inc. (a)(d)	184,135	2,447,154
Celadon Group, Inc. (a)	50,144	675,440
Con-way, Inc.	91,584	3,095,539
Covenant Transport Group, Inc. Class A (a)	16,885	143,523
Dollar Thrifty Automotive Group, Inc. (a)	47,831	2,196,400
Frozen Food Express Industries, Inc. (a)	4,026	14,212
Genesee & Wyoming, Inc. Class A (a)	68,792	3,266,932
Heartland Express, Inc.	97,910	1,512,710
Hertz Global Holdings, Inc. (a)(d)	320,130	3,924,794
J.B. Hunt Transport Services, Inc.	177,615	6,482,948
Kansas City Southern (a)(d)	181,786	8,605,749
Knight Transportation, Inc.	114,292	2,203,550
Landstar System, Inc.	93,035	3,344,608
Marten Transport Ltd.	30,118	647,537
Old Dominion Freight Lines, Inc. (a)	81,900	2,365,272
P.A.M. Transportation Services, Inc. (a)	12,026	130,242
Patriot Transportation Holding, Inc. (a)	1,798	133,807
Quality Distribution, Inc. (a)(d)	13,159	91,323
RailAmerica, Inc. (a)	43,735	542,314
Roadrunner Transportation Systems, Inc.	18,621	236,114
Saia, Inc. (a)	26,865	404,856
Universal Truckload Services, Inc. (a)	9,909	148,635
USA Truck, Inc. (a)	17,441	231,093
Werner Enterprises, Inc. (d)	94,620	2,041,900
YRC Worldwide, Inc. (a)(d)	78,254	273,106
		47,288,859
Trading Companies & Distributors - 0.6%
Aceto Corp.	59,574	446,209
Aircastle Ltd.	107,319	1,028,116
Applied Industrial Technologies, Inc.	68,703	2,052,846
Beacon Roofing Supply, Inc. (a)(d)	98,166	1,687,474
BlueLinx Corp. (a)	17,244	64,665
CAI International, Inc. (a)	16,037	327,957
DXP Enterprises, Inc. (a)(d)	16,044	345,267
Essex Rental Corp. (a)	20,996	106,450
GATX Corp.	72,152	2,393,282
H&E Equipment Services, Inc. (a)	47,602	473,640
Houston Wire & Cable Co.	36,511	388,842
Interline Brands, Inc. (a)(d)	55,451	1,142,291
Kaman Corp.	45,322	1,276,721

	Shares	Value
Lawson Products, Inc.	9,785	$ 196,776
MSC Industrial Direct Co., Inc. Class A	78,438	4,717,261
RSC Holdings, Inc. (a)	91,975	716,485
Rush Enterprises, Inc. Class A (a)	63,104	1,108,737
TAL International Group, Inc.	21,941	621,589
Textainer Group Holdings Ltd.	31,233	868,902
Titan Machinery, Inc. (a)(d)	32,340	678,008
United Rentals, Inc. (a)(d)	107,928	2,117,547
Watsco, Inc.	50,967	3,071,781
WESCO International, Inc. (a)(d)	73,138	3,490,145
Willis Lease Finance Corp. (a)	12,371	162,184
		29,483,175
TOTAL INDUSTRIALS		666,551,321
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)	88,371	4,328,412
Adtran, Inc.	111,763	3,480,300
Alliance Fiber Optic Products, Inc.	6,070	62,946
Anaren, Inc. (a)	38,161	694,912
Arris Group, Inc. (a)	213,374	2,135,874
Aruba Networks, Inc. (a)(d)	121,851	2,583,241
Aviat Networks, Inc. (a)	113,738	470,875
Bel Fuse, Inc. Class B (non-vtg.)	18,625	418,131
BigBand Networks, Inc. (a)	90,571	269,902
Black Box Corp.	32,285	1,156,772
Blue Coat Systems, Inc. (a)(d)	74,748	1,988,297
Brocade Communications Systems, Inc. (a)	788,096	3,924,718
Calix Networks, Inc. (a)(d)	39,855	508,948
Ciena Corp. (a)(d)	181,085	2,743,438
Comarco, Inc. (a)	2,807	2,835
CommScope, Inc. (a)	167,701	5,301,029
Communications Systems, Inc.	3,190	44,979
Comtech Telecommunications Corp.	49,886	1,479,619
Conolog Corp. (a)(d)	14,718	6,770
DG FastChannel, Inc. (a)(d)	50,558	1,275,578
Dialogic, Inc. (a)	5,000	25,750
Digi International, Inc. (a)	53,287	511,555
Ditech Networks, Inc. (a)	24,840	35,770
EchoStar Holding Corp. Class A (a)	74,161	1,495,827
EMCORE Corp. (a)(d)	184,398	236,029
EMS Technologies, Inc. (a)	31,444	584,544
Emulex Corp. (a)	138,219	1,564,639
Endwave Corp. (a)	18,064	48,773
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	199,000	583,070
F5 Networks, Inc. (a)(d)	137,090	18,079,429
Finisar Corp. (a)(d)	125,452	2,398,642
Globecomm Systems, Inc. (a)	45,031	380,512
Harmonic, Inc. (a)	195,000	1,318,200
Hughes Communications, Inc. (a)	17,920	709,632
Infinera Corp. (a)(d)	165,389	1,349,574
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
InterDigital, Inc. (a)(d)	78,509	$ 2,596,293
Ixia (a)	71,000	1,126,060
KVH Industries, Inc. (a)	27,456	363,792
Lantronix, Inc. (a)	2,994	8,832
Lantronix, Inc. warrants 2/9/11 (a)(f)	13	0
Loral Space & Communications Ltd. (a)	20,647	1,508,883
Meru Networks, Inc. (a)(d)	8,130	112,763
NETGEAR, Inc. (a)(d)	62,432	1,984,089
Network Engines, Inc. (a)	84,070	129,468
Network Equipment Technologies, Inc. (a)(d)	47,845	194,251
NumereX Corp. Class A (a)	4,959	40,465
Occam Networks, Inc. (a)	26,051	193,819
Oclaro, Inc. (a)(d)	95,783	929,095
Oplink Communications, Inc. (a)	38,506	665,769
Opnext, Inc. (a)	81,069	111,065
Optelecom Nkf, Inc. (a)	1,053	2,496
Optical Cable Corp.	1,228	3,573
ORBCOMM, Inc. (a)	46,095	121,691
Parkervision, Inc. (a)(d)	51,329	21,815
PC-Tel, Inc. (a)	41,380	259,866
Performance Technologies, Inc. (a)	4,304	7,704
Plantronics, Inc.	84,876	3,036,015
Polycom, Inc. (a)	143,687	5,317,137
Powerwave Technologies, Inc. (a)(d)	279,645	590,051
Procera Networks, Inc. (a)	177,118	88,559
Relm Wireless Corp. (a)	20,572	33,532
Riverbed Technology, Inc. (a)(d)	255,072	8,649,492
SeaChange International, Inc. (a)	69,895	561,956
ShoreTel, Inc. (a)	33,424	237,310
Sonus Networks, Inc. (a)	362,013	970,195
Sycamore Networks, Inc.	41,488	1,245,470
Symmetricom, Inc. (a)	84,462	561,672
Tekelec (a)(d)	117,145	1,446,741
Telular Corp.	31,267	166,340
TII Industries, Inc. (a)	24,920	56,568
Tollgrade Communications, Inc. (a)	17,252	147,677
UTStarcom, Inc. (a)(d)	257,429	550,898
ViaSat, Inc. (a)	56,709	2,345,484
Westell Technologies, Inc. Class A (a)	123,763	367,576
Zhone Technologies, Inc. (a)	31,758	83,841
Zoom Technologies, Inc. (a)(d)	8,588	29,714
		99,067,539
Computers & Peripherals - 0.8%
ActivIdentity Corp. (a)	96,650	314,113
Avid Technology, Inc. (a)(d)	56,969	887,577
Compellent Technologies, Inc. (a)	47,471	1,234,246
Concurrent Computer Corp. (a)	7,911	37,815
Cray, Inc. (a)	76,252	544,439
Datalink Corp. (a)	2,058	9,364
Dataram Corp. (a)(d)	23,649	48,480

	Shares	Value
Diebold, Inc.	119,503	$ 3,754,784
Dot Hill Systems Corp. (a)	85,520	152,226
Electronics for Imaging, Inc. (a)	91,152	1,193,180
Hauppauge Digital, Inc. (a)	28,370	76,315
Hutchinson Technology, Inc. (a)(d)	50,049	155,152
Hypercom Corp. (a)	99,964	739,734
iGO, Inc. (a)	38,009	120,489
Imation Corp. (a)	61,826	587,347
Immersion Corp. (a)	59,376	333,099
Intermec, Inc. (a)	90,257	1,020,807
Interphase Corp. (a)	2,203	2,666
Intevac, Inc. (a)	36,103	480,170
Isilon Systems, Inc. (a)	55,819	1,883,891
KEY Tronic Corp. (a)	21,607	117,974
LaserCard Corp. (a)	22,484	95,332
NCR Corp. (a)	282,407	4,063,837
Novatel Wireless, Inc. (a)(d)	68,406	671,063
OCZ Technology Group, Inc. (a)	8,554	34,558
Overland Storage, Inc. (a)	2,016	2,580
Presstek, Inc. (a)	42,003	77,706
Qualstar Corp.	2,735	5,032
Quantum Corp. (a)	332,805	1,208,082
Rimage Corp. (a)	17,322	265,027
Seagate Technology (a)	846,402	11,350,251
Silicon Graphics International Corp. (a)(d)	61,311	471,482
STEC, Inc. (a)(d)	60,611	1,030,084
Stratasys, Inc. (a)(d)	37,340	1,262,839
Super Micro Computer, Inc. (a)(d)	46,041	474,222
Synaptics, Inc. (a)(d)	57,869	1,649,267
Transact Technologies, Inc. (a)	18,832	170,618
		36,525,848
Electronic Equipment & Components - 2.2%
Advanced Photonix, Inc. Class A (a)	11,134	13,361
Agilysys, Inc. (a)(d)	29,348	150,555
Anixter International, Inc.	50,626	2,828,475
Arrow Electronics, Inc. (a)	209,134	6,485,245
Avnet, Inc. (a)	264,708	8,113,300
AVX Corp.	95,476	1,366,262
Benchmark Electronics, Inc. (a)	111,527	1,792,239
Brightpoint, Inc. (a)	133,438	1,094,192
CalAmp Corp. (a)	49,629	125,065
Checkpoint Systems, Inc. (a)	67,121	1,204,151
Clearfield, Inc. (a)	5,604	18,381
Cogent, Inc. (a)(d)	124,022	1,300,991
Cognex Corp.	64,029	1,790,251
Coherent, Inc. (a)	43,010	1,776,743
Comverge, Inc. (a)(d)	45,117	300,930
CPI International, Inc. (a)	16,912	327,247
CTS Corp.	57,634	593,054
Daktronics, Inc. (d)	69,873	941,888
DDi Corp.	34,048	357,164
Digital Ally, Inc. (a)(d)	16,594	25,887
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Dolby Laboratories, Inc. Class A (a)(d)	90,553	$ 5,731,099
DTS, Inc. (a)(d)	31,103	1,459,975
Echelon Corp. (a)(d)	68,729	654,987
Electro Rent Corp.	34,950	517,959
Electro Scientific Industries, Inc. (a)	46,028	687,658
eMagin Corp. (a)	17,572	86,981
Fabrinet (a)	16,862	290,701
FARO Technologies, Inc. (a)	29,999	779,074
Frequency Electronics, Inc. (a)	1,170	7,231
Gerber Scientific, Inc. (a)	49,572	358,901
Giga-Tronics, Inc. (a)	4,585	10,041
GTSI Corp. (a)	3,743	17,966
I. D. Systems Inc. (a)	11,645	30,976
Identive Group, Inc. (a)	4,117	9,716
IEC Electronics Corp. (a)	18,101	109,511
Ingram Micro, Inc. Class A (a)	304,788	5,440,466
Insight Enterprises, Inc. (a)	77,815	981,247
Intelli-Check, Inc. (a)(d)	25,728	33,189
IPG Photonics Corp. (a)	45,539	1,305,148
Iteris, Inc. (a)	52,448	78,672
Itron, Inc. (a)	70,297	3,990,761
Keithley Instruments, Inc.	24,857	536,165
KEMET Corp. (a)	55,408	784,023
L-1 Identity Solutions, Inc. (a)	158,408	1,873,967
LeCroy Corp. (a)	29,335	272,522
LightPath Technologies, Inc. Class A (a)	1,150	1,955
Littelfuse, Inc.	38,180	1,766,589
LoJack Corp. (a)	21,520	106,094
Maxwell Technologies, Inc. (a)(d)	41,509	671,201
Measurement Specialties, Inc. (a)	26,169	669,403
Mercury Computer Systems, Inc. (a)	40,538	721,982
Mesa Laboratories, Inc.	4,207	110,854
Methode Electronics, Inc. Class A	72,159	736,743
Micronetics, Inc. (a)	3,743	17,892
Microvision, Inc. (a)(d)	195,563	275,744
MTS Systems Corp.	31,048	1,189,759
Multi-Fineline Electronix, Inc. (a)	19,996	465,907
Napco Security Technolgies, Inc. (a)	17,472	28,829
National Instruments Corp.	116,679	3,981,087
NetList, Inc. (a)(d)	52,442	121,141
Newport Corp. (a)	62,043	901,485
NU Horizons Electronics Corp. (a)	20,763	144,510
OSI Systems, Inc. (a)(d)	32,527	1,134,216
Par Technology Corp. (a)	7,999	47,994
Park Electrochemical Corp.	30,853	845,372
PC Connection, Inc. (a)	17,053	153,818
PC Mall, Inc. (a)	13,181	92,662
Perceptron, Inc. (a)	2,600	13,364
Planar Systems, Inc. (a)	18,106	38,928
Plexus Corp. (a)	69,486	1,885,503
Power-One, Inc. (a)(d)	142,864	1,350,065

	Shares	Value
Pulse Electronics Corp. (d)	64,084	$ 262,744
RadiSys Corp. (a)	47,827	431,878
RAE Systems, Inc. (a)	56,052	89,123
Research Frontiers, Inc. (a)(d)	25,194	127,986
RF Industries Ltd.	2,339	14,174
RF Monolithics, Inc. (a)	3,462	3,981
Richardson Electronics Ltd.	33,307	356,718
Rofin-Sinar Technologies, Inc. (a)	64,495	1,851,651
Rogers Corp. (a)	27,986	923,258
Sanmina-SCI Corp. (a)(d)	137,565	1,437,554
ScanSource, Inc. (a)	47,563	1,387,413
Sigmatron International, Inc. (a)	762	4,244
SMART Modular Technologies (WWH), Inc. (a)	85,961	481,382
Spectrum Control, Inc. (a)	25,326	386,728
Superconductor Technologies, Inc. (a)	12,244	16,652
SYNNEX Corp. (a)(d)	43,122	1,235,877
Tech Data Corp. (a)	101,103	4,455,609
Tessco Technologies, Inc.	11,035	167,842
Trimble Navigation Ltd. (a)(d)	206,869	7,703,802
TTM Technologies, Inc. (a)	94,056	1,246,712
Universal Display Corp. (a)(d)	61,716	1,528,088
Viasystems Group, Inc. (a)(d)	8,420	146,087
Vicon Industries, Inc. (a)	18,575	83,588
Vishay Intertechnology, Inc. (a)	294,243	4,195,905
Vishay Precision Group, Inc. (a)	25,449	426,271
Wireless Ronin Technologies, Inc. (a)	6,055	7,387
X-Rite, Inc. (a)(d)	48,125	202,606
Zygo Corp. (a)	33,130	379,670
		103,682,344
Internet Software & Services - 1.5%
Ancestry.com, Inc.	48,015	1,372,269
Answers Corp. (a)	10,755	79,372
AOL, Inc. (a)	185,926	4,495,691
Archipelago Learning, Inc.	17,235	148,738
Art Technology Group, Inc. (a)	296,875	1,772,344
Autobytel, Inc. (a)	88,801	66,601
comScore, Inc. (a)	39,435	867,570
Constant Contact, Inc. (a)(d)	50,754	1,298,795
DealerTrack Holdings, Inc. (a)(d)	67,613	1,291,408
Dice Holdings, Inc. (a)	37,923	428,530
Digital River, Inc. (a)(d)	70,000	2,577,400
EarthLink, Inc.	197,235	1,768,212
EasyLink Services International Corp. (a)	52,492	228,865
EDGAR Online, Inc. (a)	11,846	13,268
Equinix, Inc. (a)(d)	79,070	6,135,832
GSI Commerce, Inc. (a)(d)	106,000	2,528,100
IAC/InterActiveCorp (a)	149,600	4,212,736
iMergent, Inc.	8,356	37,602
InfoSpace, Inc. (a)	66,693	514,870
InsWeb Corp. (a)	283	1,910
Internap Network Services Corp. (a)	94,432	493,879
Internet Brands, Inc. Class A (a)	52,852	704,517
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Capital Group, Inc. (a)	66,930	$ 829,263
Internet Media Services, Inc. (a)(d)	7,375	895
IntraLinks Holdings, Inc.	9,954	204,654
iPass, Inc.	111,360	132,518
j2 Global Communications, Inc. (a)(d)	77,936	2,087,126
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc.	30,182	369,428
KIT Digital, Inc. (a)(d)	44,057	606,665
Limelight Networks, Inc. (a)	108,805	772,516
Liquidity Services, Inc. (a)	28,805	445,613
LivePerson, Inc. (a)	99,584	961,981
Local.com Corp. (a)(d)	33,684	128,336
LogMeIn, Inc. (a)(d)	28,622	1,253,357
LoopNet, Inc. (a)	57,766	615,786
Marchex, Inc. Class B	49,302	355,960
Market Leader, Inc. (a)	9,851	18,618
ModusLink Global Solutions, Inc. (a)	81,733	547,611
Move, Inc. (a)	312,817	791,427
NaviSite, Inc. (a)	43,278	153,204
NIC, Inc.	97,393	813,232
Onstream Media Corp. (a)	183	157
Onvia.com, Inc. (a)	1,133	3,716
OpenTable, Inc. (a)(d)	28,492	2,066,810
Openwave Systems, Inc. (a)	173,617	414,945
Perficient, Inc. (a)	54,081	610,034
QuinStreet, Inc. (d)	46,367	927,340
Rackspace Hosting, Inc. (a)(d)	186,429	5,438,134
RealNetworks, Inc. (a)	177,446	606,865
Reis, Inc. (a)	2,805	19,214
RightNow Technologies, Inc. (a)	39,725	1,006,234
Saba Software, Inc. (a)	52,440	316,213
SAVVIS, Inc. (a)	69,821	1,754,602
SciQuest, Inc.	10,000	134,100
Selectica, Inc. (a)	701	3,491
SPS Commerce, Inc. (a)	3,447	40,881
Stamps.com, Inc.	24,970	328,605
Support.com, Inc. (a)	116,051	750,850
TechTarget, Inc. (a)	22,214	132,173
Terremark Worldwide, Inc. (a)(d)	74,160	887,324
The Knot, Inc. (a)	56,086	524,404
TheStreet.com, Inc.	58,323	156,306
Travelzoo, Inc. (a)(d)	9,969	428,567
United Online, Inc.	145,864	928,424
ValueClick, Inc. (a)(d)	151,975	2,361,692
Vertro, Inc. (a)	14,264	84,443
VistaPrint Ltd. (a)(d)	73,000	2,943,360
Vocus, Inc. (a)	32,978	807,301
Web.com, Inc. (a)	49,206	398,077
WebMD Health Corp. (a)(d)	85,685	4,399,068

	Shares	Value
WebMediaBrands, Inc. (a)	31,939	$ 26,190
Zix Corp. (a)(d)	168,463	646,898
		71,273,117
IT Services - 1.6%
Acorn Energy, Inc. (a)(d)	33,213	132,520
Acxiom Corp. (a)	137,687	2,342,056
Alliance Data Systems Corp. (a)(d)	92,337	5,824,618
Analysts International Corp. (a)	1,936	4,220
Broadridge Financial Solutions, Inc.	228,221	4,699,070
CACI International, Inc. Class A (a)	56,324	2,834,787
Cass Information Systems, Inc.	14,016	495,606
Ciber, Inc. (a)	117,182	393,732
Computer Task Group, Inc. (a)	22,774	224,324
Convergys Corp. (a)	186,567	2,404,849
CoreLogic, Inc. (a)	168,074	3,060,628
CSG Systems International, Inc. (a)	67,803	1,276,052
CSP, Inc. (a)	3,555	16,175
DST Systems, Inc.	69,790	2,991,199
Dynamics Research Corp. (a)	12,988	176,507
Echo Global Logistics, Inc. (a)(d)	26,800	306,860
Edgewater Technology, Inc. (a)	4,972	14,319
eLoyalty Corp. (a)	7,980	50,833
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	82,405	1,348,146
ExlService Holdings, Inc. (a)	25,623	529,627
Forrester Research, Inc.	25,985	900,380
Gartner, Inc. Class A (a)	122,761	3,949,221
Genpact Ltd. (a)	179,449	2,497,930
Global Cash Access Holdings, Inc. (a)	60,585	138,134
Global Payments, Inc.	140,600	5,843,336
Hackett Group, Inc. (a)	84,122	296,109
Heartland Payment Systems, Inc.	67,152	1,060,330
iGate Corp.	45,316	906,320
Information Services Group, Inc. (a)	46,725	103,262
Innodata Isogen, Inc. (a)	57,252	168,321
Integral Systems, Inc. (a)(d)	46,815	426,953
INX, Inc. (a)	7,038	43,988
Lender Processing Services, Inc.	163,095	5,018,433
Lionbridge Technologies, Inc. (a)	123,325	402,040
ManTech International Corp. Class A (a)	38,663	1,543,427
Mastech Holdings, Inc. (a)	2,512	8,666
Maximus, Inc.	30,919	1,876,783
MoneyGram International, Inc. (a)(d)	164,724	403,574
NCI, Inc. Class A (a)	15,408	338,514
NeuStar, Inc. Class A (a)	133,057	3,438,193
Newtek Business Services, Inc.	5,503	7,539
Online Resources Corp. (a)	38,230	165,536
PFSweb, Inc. (a)(d)	42,508	166,206
PRG-Schultz International, Inc. (a)	30,843	179,198
Rainmaker Systems, Inc. (a)	15,480	20,279
Sapient Corp. (d)	180,000	2,147,400
SRA International, Inc. Class A (a)	70,537	1,383,936
StarTek, Inc. (a)	22,269	95,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Storage Engine, Inc. (a)	500	$ 0
Syntel, Inc.	38,976	1,860,714
TechTeam Global, Inc. (a)	9,622	80,151
Teletech Holdings, Inc. (a)	54,258	1,028,732
The Management Network Group, Inc. (a)	2,929	7,820
Tier Technologies, Inc. Class B (a)	19,093	93,556
TNS, Inc. (a)	44,953	863,997
TSR, Inc. (a)	2,039	12,948
Unisys Corp. (a)	67,912	1,535,490
VeriFone Systems, Inc. (a)(d)	152,790	5,309,453
Virtusa Corp. (a)	28,327	386,380
WidePoint Corp. (a)	5,600	7,448
WPCS International, Inc. (a)	8,000	22,960
Wright Express Corp. (a)	65,489	2,820,611
XETA Technologies, Inc. (a)	3,181	10,561
Zanett, Inc. (a)(d)	19,063	26,688
		76,722,734
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	100,514	3,662,730
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Analogic Technologies, Inc. (a)	90,062	329,627
Advanced Energy Industries, Inc. (a)	61,816	722,011
AEHR Test Systems (a)	9,000	8,370
Aetrium, Inc. (a)	100	170
Amkor Technology, Inc. (a)(d)	199,381	1,387,692
Amtech Systems, Inc. (a)	19,535	404,375
ANADIGICS, Inc. (a)	146,428	940,068
Applied Micro Circuits Corp. (a)	127,029	1,178,829
Atheros Communications, Inc. (a)(d)	117,783	3,835,014
Atmel Corp. (a)	798,381	8,295,179
ATMI, Inc. (a)	55,716	1,000,102
AuthenTec, Inc. (a)	53,075	114,111
Axcelis Technologies, Inc. (a)	209,208	518,836
AXT, Inc. (a)	91,754	756,971
Brooks Automation, Inc. (a)	100,207	726,501
BTU International, Inc. (a)	5,333	35,998
Cabot Microelectronics Corp. (a)(d)	41,421	1,634,887
Cavium Networks, Inc. (a)(d)	78,567	2,890,873
Ceva, Inc. (a)	42,494	985,861
Cirrus Logic, Inc. (a)(d)	123,826	1,890,823
Cohu, Inc.	47,363	685,816
Conexant Systems, Inc. (a)(d)	135,991	184,948
Cree, Inc. (a)(d)	168,870	11,006,947
CyberOptics Corp. (a)	1,958	16,819
Cymer, Inc. (a)	53,192	2,025,019
Cypress Semiconductor Corp. (a)	301,163	4,719,224
DayStar Technologies, Inc. (a)(d)	6,144	10,138
Diodes, Inc. (a)(d)	56,987	1,407,579
DSP Group, Inc. (a)	46,628	356,704
Energy Conversion Devices, Inc. (a)(d)	99,364	446,144

	Shares	Value
Entegris, Inc. (a)	216,741	$ 1,408,817
Entropic Communications, Inc. (a)(d)	108,574	970,652
Evergreen Solar, Inc. (a)(d)	398,974	310,402
Exar Corp. (a)(d)	71,482	478,929
Fairchild Semiconductor Intl, Inc. (a)	227,579	3,197,485
FEI Co. (a)	68,668	1,634,298
FormFactor, Inc. (a)	84,799	786,935
FSI International, Inc. (a)	90,047	317,866
GSI Technology, Inc. (a)	35,000	259,000
GT Solar International, Inc. (a)	120,049	803,128
Hittite Microwave Corp. (a)	49,517	2,834,353
Ikanos Communications, Inc. (a)(d)	115,443	126,987
Inphi Corp.	3,037	48,288
Integrated Device Technology, Inc. (a)	321,645	2,068,177
Integrated Silicon Solution, Inc. (a)	51,768	413,626
International Rectifier Corp. (a)	141,027	3,999,526
Intersil Corp. Class A	213,939	2,727,722
Intest Corp. (a)(d)	29,204	68,337
IXYS Corp. (a)	55,002	615,472
Kopin Corp. (a)	137,228	551,657
Kulicke & Soffa Industries, Inc. (a)	115,910	768,483
Lam Research Corp. (a)	220,750	10,006,598
Lattice Semiconductor Corp. (a)	217,806	969,237
Logic Devices, Inc. (a)	8,982	6,018
LTX-Credence Corp. (a)	104,147	820,678
Marvell Technology Group Ltd. (a)	962,973	18,575,749
Mattson Technology, Inc. (a)(d)	91,246	252,751
Maxim Integrated Products, Inc.	542,711	12,618,031
MaxLinear, Inc. Class A (a)(d)	19,423	208,603
MEMSIC, Inc. (a)	6,429	19,480
Micrel, Inc.	74,378	920,800
Microsemi Corp. (a)	142,143	3,147,046
Microtune, Inc. (a)	131,938	385,259
Mindspeed Technologies, Inc. (a)(d)	64,454	401,548
MIPS Technologies, Inc. (a)	101,702	1,382,130
MKS Instruments, Inc. (a)	76,796	1,564,335
Monolithic Power Systems, Inc. (a)	61,834	997,382
MoSys, Inc. (a)(d)	60,959	248,713
Nanometrics, Inc. (a)(d)	41,017	486,051
Netlogic Microsystems, Inc. (a)(d)	104,165	3,249,948
NVE Corp. (a)(d)	10,084	514,183
Omnivision Technologies, Inc. (a)	87,280	2,469,151
ON Semiconductor Corp. (a)(d)	733,086	5,978,316
PDF Solutions, Inc. (a)	31,972	127,568
Pericom Semiconductor Corp. (a)	55,133	550,779
Photronics, Inc. (a)(d)	106,533	680,746
Pixelworks, Inc. (a)	26,884	94,901
PLX Technology, Inc. (a)	60,659	203,814
PMC-Sierra, Inc. (a)	404,340	2,931,465
Power Integrations, Inc.	49,769	2,005,193
QuickLogic Corp. (a)(d)	76,504	457,494
Rambus, Inc. (a)(d)	200,707	4,016,147
Ramtron International Corp. (a)	18,191	66,215
RF Micro Devices, Inc. (a)	485,345	3,402,268
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)(d)	29,174	$ 640,078
Rudolph Technologies, Inc. (a)	62,052	462,908
Semtech Corp. (a)	110,532	2,585,343
Sigma Designs, Inc. (a)(d)	62,892	754,704
Silicon Image, Inc. (a)	164,044	1,258,217
Silicon Laboratories, Inc. (a)(d)	90,568	3,847,329
Skyworks Solutions, Inc. (a)(d)	304,981	7,761,766
Spansion, Inc. Class A (a)(d)	45,607	901,650
Spire Corp. (a)	200	1,028
Standard Microsystems Corp. (a)	40,489	1,103,325
SunPower Corp. Class A (a)(d)	173,603	2,024,211
Supertex, Inc. (a)	20,513	513,030
Tegal Corp. (a)	888	439
Tessera Technologies, Inc. (a)	86,707	1,726,336
TranSwitch Corp. (a)(d)	26,715	54,499
Trident Microsystems, Inc. (a)	148,818	275,313
TriQuint Semiconductor, Inc. (a)	266,552	3,174,634
Ultra Clean Holdings, Inc. (a)	40,085	314,266
Ultratech, Inc. (a)	41,510	762,539
Varian Semiconductor Equipment Associates, Inc. (a)	131,656	4,151,114
Veeco Instruments, Inc. (a)(d)	70,108	3,083,350
Volterra Semiconductor Corp. (a)(d)	51,480	1,159,330
Zoran Corp. (a)	89,282	614,260
		189,834,042
Software - 3.8%
ACI Worldwide, Inc. (a)(d)	63,201	1,604,673
Activision Blizzard, Inc.	1,019,410	11,967,873
Actuate Corp. (a)	89,294	503,618
Advent Software, Inc. (a)(d)	25,798	1,330,661
American Software, Inc. Class A	40,573	272,245
ANSYS, Inc. (a)(d)	162,810	7,896,285
Ariba, Inc. (a)(d)	159,155	3,220,501
Aspen Technology, Inc. (a)	144,311	1,803,888
Authentidate Holding Corp. (a)	26,832	16,904
Avatech Solutions, Inc. (a)	735	419
Bitstream, Inc. Class A (a)	3,682	26,142
Blackbaud, Inc.	75,512	1,911,209
Blackboard, Inc. (a)(d)	60,390	2,509,205
Bottomline Technologies, Inc. (a)	54,397	1,029,735
BroadSoft, Inc. (a)	14,717	334,517
BSQUARE Corp. (a)	2,830	17,574
Cadence Design Systems, Inc. (a)	498,184	3,915,726
Callidus Software, Inc. (a)	50,349	242,682
Cinedigm Digital Cinema Corp. (a)	30,643	42,900
CommVault Systems, Inc. (a)	68,566	1,997,328
Concur Technologies, Inc. (a)(d)	79,000	4,045,590
Convio, Inc. (a)	6,105	44,628
CyberDefender Corp. (a)	2,000	6,620
Datawatch Corp. (a)	3,120	10,452
Deltek, Inc. (a)	63,814	455,632

	Shares	Value
DemandTec, Inc. (a)	44,336	$ 458,878
Digimarc Corp. (a)	8,241	231,572
ebix.com, Inc. (a)(d)	57,377	1,190,573
Epicor Software Corp. (a)	94,454	884,089
EPIQ Systems, Inc.	64,241	818,430
ePlus, Inc. (a)	1,416	32,851
Evolving Systems, Inc.	10,466	82,681
FactSet Research Systems, Inc.	76,273	6,763,127
Fair Isaac Corp.	85,151	1,988,276
FalconStor Software, Inc. (a)(d)	70,467	187,442
Fonix Corp. (a)	1	0
Fortinet, Inc.	83,562	2,663,121
Glu Mobile, Inc. (a)	12,704	28,076
GSE Systems, Inc. (a)	33,148	114,361
Guidance Software, Inc. (a)	16,690	102,310
Informatica Corp. (a)(d)	160,923	6,642,901
Interactive Intelligence, Inc. (a)	26,813	725,024
Jack Henry & Associates, Inc.	153,419	4,194,475
JDA Software Group, Inc. (a)	76,371	2,016,576
Kenexa Corp. (a)	40,001	732,418
Lawson Software, Inc. (a)	255,061	2,190,974
Magma Design Automation, Inc. (a)	99,458	411,756
Majesco Entertainment Co. (a)	66,866	48,612
Manhattan Associates, Inc. (a)	40,169	1,248,854
Mentor Graphics Corp. (a)	177,880	2,000,261
MICROS Systems, Inc. (a)	138,162	6,040,443
MicroStrategy, Inc. Class A (a)	20,333	1,759,821
Monotype Imaging Holdings, Inc. (a)	43,310	485,072
Motricity, Inc. (a)	8,423	250,500
NetScout Systems, Inc. (a)	58,145	1,284,423
NetSol Technologies, Inc. (a)	74,159	99,373
NetSuite, Inc. (a)(d)	52,242	1,296,646
Nuance Communications, Inc. (a)(d)	416,604	7,363,476
Opnet Technologies, Inc.	23,885	580,883
Parametric Technology Corp. (a)	215,961	4,625,885
Peerless Systems Corp. (a)(d)	15,698	48,821
Pegasystems, Inc. (d)	27,274	844,130
Pervasive Software, Inc. (a)	10,000	52,500
Progress Software Corp. (a)	74,523	2,874,352
PROS Holdings, Inc. (a)	36,301	346,675
QAD, Inc.	28,833	135,803
QLIK Technologies, Inc.	23,000	542,110
Quest Software, Inc. (a)	108,807	2,752,817
Radiant Systems, Inc. (a)	63,918	1,153,720
RealD, Inc. (d)	18,871	537,446
RealPage, Inc. (d)	20,000	548,000
Renaissance Learning, Inc.	12,701	149,491
Rosetta Stone, Inc. (a)(d)	23,548	494,273
Rovi Corp. (a)	179,232	9,888,229
S1 Corp. (a)	119,210	755,791
Scientific Learning Corp. (a)	24,929	79,773
Smith Micro Software, Inc. (a)	60,318	901,151
SolarWinds, Inc. (a)	56,332	1,006,090
Solera Holdings, Inc.	122,386	5,874,528
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Foundry, Inc. (a)(d)	1,071	$ 15,262
Sonic Solutions, Inc. (a)(d)	79,332	791,733
Sourcefire, Inc. (a)	44,737	1,213,715
SRS Labs, Inc. (a)	23,248	198,073
SS&C Technologies Holdings, Inc. (a)	20,279	393,615
SuccessFactors, Inc. (a)(d)	127,366	3,842,632
Synchronoss Technologies, Inc. (a)	51,167	1,329,830
Synopsys, Inc. (a)(d)	283,690	7,287,996
Take-Two Interactive Software, Inc. (a)(d)	167,168	1,849,714
Taleo Corp. Class A (a)	72,704	2,232,013
TeleCommunication Systems, Inc. Class A (a)	88,267	411,324
TeleNav, Inc.	18,939	123,482
THQ, Inc. (a)(d)	132,041	673,409
TIBCO Software, Inc. (a)	294,154	5,777,185
TiVo, Inc. (a)(d)	192,945	1,586,008
Tyler Technologies, Inc. (a)(d)	63,114	1,288,157
Ultimate Software Group, Inc. (a)(d)	47,764	2,095,407
Vasco Data Security International, Inc. (a)	64,183	554,541
Verint Systems, Inc. (a)	25,615	842,734
Versant Corp. (a)	12,238	145,143
VirnetX Holding Corp. (d)	77,803	1,079,906
VMware, Inc. Class A (a)(d)	111,431	9,083,855
Wave Systems Corp. Class A (a)(d)	149,605	394,957
Websense, Inc. (a)(d)	77,231	1,600,999
		178,548,557
TOTAL INFORMATION TECHNOLOGY		759,316,911
MATERIALS - 7.0%
Chemicals - 3.5%
A. Schulman, Inc.	55,090	1,115,573
ADA-ES, Inc. (a)(d)	8,032	38,313
Albemarle Corp.	158,390	8,567,315
Altair Nanotechnologies, Inc. (a)(d)	59,203	137,943
American Pacific Corp. (a)	6,762	41,451
American Vanguard Corp.	46,029	313,918
Ampal-American Israel Corp. Class A (a)	4,585	9,032
Arch Chemicals, Inc.	43,104	1,496,571
Ashland, Inc.	122,289	6,222,064
Balchem Corp. (d)	48,538	1,502,736
Cabot Corp.	87,050	3,116,390
Calgon Carbon Corp. (a)(d)	99,953	1,396,343
Celanese Corp. Class A	273,811	10,131,007
Chase Corp.	11,674	181,881
Chemtura Corp. (a)(d)	195,000	2,747,550
Clean Diesel Technologies, Inc. (a)	5,427	97,686
Converted Organics, Inc. (a)(d)	92,992	29,757
Cytec Industries, Inc.	89,158	4,264,427
Ferro Corp. (a)	158,640	2,263,793

	Shares	Value
Flotek Industries, Inc. (a)(d)	52,345	$ 194,200
Georgia Gulf Corp. (a)	50,000	1,016,500
H.B. Fuller Co.	85,045	1,783,394
Hawkins, Inc.	16,188	704,664
Huntsman Corp.	354,188	5,479,288
Innophos Holdings, Inc.	39,073	1,330,826
Intrepid Potash, Inc. (a)(d)	77,893	2,387,420
KMG Chemicals, Inc.	13,179	188,460
Koppers Holdings, Inc.	35,528	1,016,101
Kraton Performance Polymers, Inc.	46,479	1,323,722
Kronos Worldwide, Inc.	13,130	553,823
Landec Corp. (a)	60,102	376,239
LSB Industries, Inc. (a)	32,656	753,047
Lubrizol Corp.	121,669	12,721,711
LyondellBasell Industries NV Class A (a)	649,500	18,971,895
Minerals Technologies, Inc.	33,339	2,028,345
Nalco Holding Co.	234,136	6,888,281
Nanophase Technologies Corp. (a)(d)	5,146	5,506
NewMarket Corp.	18,704	2,352,963
NL Industries, Inc.	9,181	107,969
Olin Corp.	118,782	2,170,147
OM Group, Inc. (a)	53,860	2,025,136
OMNOVA Solutions, Inc. (a)	87,939	772,104
Penford Corp. (a)	22,005	131,370
PolyOne Corp. (a)	148,032	1,844,479
Quaker Chemical Corp.	22,398	850,676
Rockwood Holdings, Inc. (a)(d)	91,314	3,485,455
RPM International, Inc.	245,217	5,022,044
Senomyx, Inc. (a)(d)	79,410	447,872
Sensient Technologies Corp.	86,888	2,951,585
Solutia, Inc. (a)	221,462	4,734,858
Spartech Corp. (a)	55,344	526,321
Stepan Co.	14,724	1,038,778
STR Holdings, Inc. (d)	71,361	1,280,930
The Mosaic Co.	266,109	17,996,952
The Scotts Miracle-Gro Co. Class A	81,521	4,072,789
TPC Group, Inc. (a)	32,831	916,642
Valhi, Inc.	19,180	451,689
Valspar Corp.	171,983	5,682,318
W.R. Grace & Co. (a)	106,304	3,557,995
Westlake Chemical Corp.	34,372	1,297,887
Zagg, Inc. (a)	55,583	400,198
Zep, Inc.	38,727	702,895
Zoltek Companies, Inc. (a)(d)	60,096	546,273
		166,765,497
Construction Materials - 0.2%
Eagle Materials, Inc.	75,562	1,878,471
Headwaters, Inc. (a)	112,861	439,029
Martin Marietta Materials, Inc.	84,855	7,173,642
Texas Industries, Inc. (d)	40,777	1,536,477
United States Lime & Minerals, Inc. (a)	5,589	229,149
		11,256,768
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	12,874	$ 309,620
Aptargroup, Inc.	108,753	4,966,750
Boise, Inc.	156,410	1,149,614
Crown Holdings, Inc. (a)	303,117	9,405,721
Graham Packaging Co., Inc.	30,805	388,143
Graphic Packaging Holding Co. (a)	137,473	511,400
Greif, Inc. Class A	59,800	3,494,712
MOD-PAC Corp. (sub. vtg.) (a)	1,684	8,100
Myers Industries, Inc.	55,020	528,192
Packaging Corp. of America	180,037	4,617,949
Rock-Tenn Co. Class A	66,973	3,622,570
Silgan Holdings, Inc.	101,420	3,472,621
Smurfit-Stone Container Enterprises, Inc. (a)	83,685	2,000,072
Sonoco Products Co.	175,105	5,736,440
Temple-Inland, Inc.	194,937	4,087,829
UFP Technologies, Inc. (a)	8,869	102,792
		44,402,525
Metals & Mining - 1.9%
A.M. Castle & Co. (a)	35,590	538,833
Allied Nevada Gold Corp. (a)(d)	142,917	3,821,601
Amcol International Corp.	45,464	1,269,810
Brush Engineered Materials, Inc. (a)	36,163	1,272,938
Capital Gold Corp. (a)	112,655	519,340
Carpenter Technology Corp.	75,121	2,739,663
Century Aluminum Co. (a)(d)	107,887	1,493,696
Coeur d'Alene Mines Corp. (a)(d)	159,821	3,891,641
Commercial Metals Co. (d)	202,122	3,106,615
Compass Minerals International, Inc.	64,308	5,311,841
Friedman Industries	7,344	54,786
General Moly, Inc. (a)(d)	109,146	602,486
Globe Specialty Metals, Inc.	87,971	1,426,010
Golden Minerals Co. (a)	23,138	655,731
Haynes International, Inc.	21,800	843,006
Hecla Mining Co. (a)(d)	489,047	4,689,961
Horsehead Holding Corp. (a)	74,825	870,215
Kaiser Aluminum Corp. (d)	30,488	1,429,887
Metalline Mining Co. (a)	71,945	72,664
Metals USA Holdings Corp. (a)	20,183	275,094
Mines Management, Inc. (a)	11,916	37,774
Molycorp, Inc. (d)	51,643	1,498,680
Noranda Aluminium Holding Corp. (a)	25,950	308,546
Olympic Steel, Inc.	18,477	388,756
Reliance Steel & Aluminum Co.	130,284	5,791,124
Rock of Ages Corp. Class A (a)	600	3,138
Royal Gold, Inc.	92,543	4,767,815
RTI International Metals, Inc. (a)	54,785	1,554,250
Schnitzer Steel Industries, Inc. Class A	37,936	2,165,766
Solitario Exploration & Royalty Corp. (a)	1,240	2,875
Southern Copper Corp.	368,515	15,451,834
Steel Dynamics, Inc.	388,761	6,196,850

	Shares	Value
Stillwater Mining Co. (a)(d)	86,233	$ 1,631,528
Synalloy Corp.	8,627	81,094
Timberline Resources Corp. (a)(d)	68,005	80,246
Universal Stainless & Alloy Products, Inc. (a)	14,191	443,753
US Energy Corp. (a)	57,440	282,605
US Gold Corp. (a)(d)	200,916	1,318,009
Vista Gold Corp. (a)(d)	128,163	365,265
Walter Energy, Inc. (d)	94,912	9,741,768
Worthington Industries, Inc.	109,892	1,760,470
		88,757,964
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.	67,813	1,350,835
Clearwater Paper Corp. (a)	20,503	1,650,492
Deltic Timber Corp.	20,274	1,054,451
Domtar Corp.	72,571	5,509,590
Glatfelter	85,691	1,065,996
Kapstone Paper & Packaging Corp. (a)	73,027	1,074,957
Louisiana-Pacific Corp. (a)	229,376	1,880,883
Neenah Paper, Inc.	29,564	544,569
Schweitzer-Mauduit International, Inc.	32,539	2,043,775
Verso Paper Corp. (a)	21,473	75,370
Wausau-Mosinee Paper Corp.	92,189	710,777
		16,961,695
TOTAL MATERIALS		328,144,449
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	189,155	499,369
AboveNet, Inc.	38,259	2,245,803
Alaska Communication Systems Group, Inc. (d)	90,818	957,222
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	6,464	43,955
Atlantic Tele-Network, Inc.	17,285	592,703
Cbeyond, Inc. (a)(d)	45,502	599,716
Cincinnati Bell, Inc. New (a)	406,578	992,050
Cogent Communications Group, Inc. (a)(d)	70,990	857,559
Consolidated Communications Holdings, Inc.	48,990	902,396
General Communications, Inc. Class A (a)	74,042	834,453
Global Crossing Ltd. (a)	53,031	709,024
Globalstar, Inc. (a)(d)	162,333	249,993
HickoryTech Corp.	31,846	288,525
IDT Corp. Class B (d)	36,110	750,727
inContact, Inc. (a)	23,751	70,778
Iridium Communications, Inc. (a)	71,686	669,547
Level 3 Communications, Inc. (a)(d)	2,875,683	2,875,683
Neutral Tandem, Inc. (a)(d)	57,571	827,295
PAETEC Holding Corp. (a)	252,722	935,071
Premiere Global Services, Inc. (a)	109,608	773,832
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SureWest Communications (a)	34,972	$ 309,502
Towerstream Corp. (a)(d)	40,383	134,072
tw telecom, inc. (a)(d)	260,963	4,300,670
Vonage Holdings Corp. (a)(d)	263,134	636,784
Warwick Valley Telephone Co.	5,739	84,076
		22,140,805
Wireless Telecommunication Services - 1.1%
Clearwire Corp. Class A (a)(d)	222,323	1,560,707
Crown Castle International Corp. (a)	437,885	18,189,743
FiberTower Corp. (a)(d)	71,176	310,327
ICO Global Communications Holdings Ltd. Class A (a)(d)	256,404	387,170
Leap Wireless International, Inc. (a)(d)	104,036	1,132,432
NII Holdings, Inc. (a)	286,025	11,086,329
NTELOS Holdings Corp.	50,082	850,392
SBA Communications Corp. Class A (a)	214,722	8,406,366
Shenandoah Telecommunications Co.	43,787	765,835
Syniverse Holdings, Inc. (a)	127,855	3,907,249
Telephone & Data Systems, Inc.	161,491	5,761,999
U.S. Cellular Corp. (a)	27,656	1,266,092
USA Mobility, Inc.	51,581	877,909
		54,502,550
TOTAL TELECOMMUNICATION SERVICES		76,643,355
UTILITIES - 3.9%
Electric Utilities - 1.2%
Allete, Inc.	51,515	1,820,025
Central Vermont Public Service Corp.	30,326	612,585
Cleco Corp.	113,525	3,443,213
DPL, Inc.	221,731	5,616,446
El Paso Electric Co. (a)	84,033	2,213,429
Empire District Electric Co. (d)	82,890	1,786,280
Great Plains Energy, Inc.	232,001	4,326,819
Hawaiian Electric Industries, Inc.	155,637	3,406,894
IDACORP, Inc.	80,423	2,920,963
ITC Holdings Corp.	86,259	5,222,982
Maine & Maritimes Corp.	1,444	64,561
MGE Energy, Inc.	46,935	1,937,946
NV Energy, Inc.	415,253	5,684,814
Otter Tail Corp.	60,780	1,249,637
PNM Resources, Inc.	152,376	1,825,464
Portland General Electric Co.	139,057	2,943,837
UIL Holdings Corp.	92,360	2,712,613
Unisource Energy Corp.	64,299	2,261,396
Unitil Corp.	30,665	705,908
Westar Energy, Inc.	189,687	4,725,103
		55,480,915
Gas Utilities - 1.2%
AGL Resources, Inc.	139,174	5,111,861

	Shares	Value
Atmos Energy Corp.	164,933	$ 4,959,535
Chesapeake Utilities Corp.	22,726	854,270
Delta Natural Gas Co., Inc.	2,782	86,270
Energen Corp.	140,098	6,104,070
Gas Natural, Inc.	1,690	16,985
Laclede Group, Inc.	42,555	1,504,319
National Fuel Gas Co. New Jersey	125,875	7,975,440
New Jersey Resources Corp.	72,658	3,132,286
Northwest Natural Gas Co.	46,958	2,292,490
Piedmont Natural Gas Co., Inc. (d)	117,942	3,488,724
Questar Corp.	334,377	5,554,002
South Jersey Industries, Inc.	50,916	2,606,390
Southwest Gas Corp.	78,525	2,750,731
UGI Corp.	191,374	5,678,067
WGL Holdings, Inc.	86,552	3,138,376
		55,253,816
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	5,053	14,401
Black Hills Corp.	67,279	2,041,918
Calpine Corp. (a)(d)	631,020	7,635,342
Dynegy, Inc. (a)	200,609	1,021,100
Mirant Corp. (a)	250,697	2,486,914
Ormat Technologies, Inc.	31,353	840,260
RRI Energy, Inc. (a)	638,876	2,248,844
Synthesis Energy Systems, Inc. (a)	35,327	34,267
US Geothermal, Inc. (a)(d)	136,624	146,189
		16,469,235
Multi-Utilities - 0.8%
Alliant Energy Corp.	188,149	6,831,690
Avista Corp.	100,411	2,145,783
CH Energy Group, Inc.	30,473	1,421,261
MDU Resources Group, Inc.	299,331	6,118,326
NorthWestern Energy Corp.	66,084	1,903,880
NSTAR	189,881	7,861,073
OGE Energy Corp.	169,572	7,547,650
Vectren Corp.	138,106	3,576,945
		37,406,608
Water Utilities - 0.4%
American States Water Co.	40,318	1,474,832
American Water Works Co., Inc.	307,098	7,526,972
Aqua America, Inc. (d)	233,716	5,036,580
Artesian Resources Corp. Class A (d)	10,416	195,508
Cadiz, Inc. (a)(d)	29,110	328,361
California Water Service Group	36,129	1,343,999
Connecticut Water Service, Inc.	17,922	456,473
Middlesex Water Co.	46,243	807,403
Pennichuck Corp.	856	23,497
Pure Cycle Corp. (a)	23,077	80,539
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	29,113	$ 727,243
York Water Co.	22,689	359,167
		18,360,574
TOTAL UTILITIES		182,971,148
TOTAL COMMON STOCKS (Cost $4,244,650,116)		4,676,055,822
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.28% 12/16/10 to 7/28/11 (e) (Cost $4,995,960)	$ 5,000,000	4,995,681
Money Market Funds - 20.8%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	35,199,864	35,199,864
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	944,415,783	944,415,783
TOTAL MONEY MARKET FUNDS (Cost $979,615,647)		979,615,647
TOTAL INVESTMENT PORTFOLIO - 120.1% (Cost $5,229,261,723)		5,660,667,150
NET OTHER ASSETS (LIABILITIES) - (20.1)%		(945,629,082)
NET ASSETS - 100%		$ 4,715,038,068
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
191 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2010	$ 16,271,290	$ 1,311,717
336 NYFE Russell Mini Index Contracts	Dec. 2010	24,410,400	2,332,149
TOTAL EQUITY INDEX CONTRACTS		$ 40,681,690	$ 3,643,866

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,597,651.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,518
Fidelity Securities Lending Cash Central Fund	4,890,544
Total	$ 4,968,062
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 717,041,770	$ 717,041,770	$ -	$ -
Consumer Staples	155,081,078	155,081,078	-	-
Energy	339,806,697	339,796,933	8,662	1,102
Financials	939,919,535	939,908,937	2,618	7,980
Health Care	510,579,558	510,579,558	-	-
Industrials	666,551,321	666,464,201	-	87,120
Information Technology	759,316,911	759,316,016	-	895
Materials	328,144,449	328,144,449	-	-
Telecommunication Services	76,643,355	76,643,355	-	-
Utilities	182,971,148	182,971,148	-	-
U.S. Government and Government Agency Obligations	4,995,681	-	4,995,681	-
Money Market Funds	979,615,647	979,615,647	-	-
Total Investments in Securities:	$ 5,660,667,150	$ 5,655,563,092	$ 5,006,961	$ 97,097
Derivative Instruments:
Assets
Futures Contracts	$ 3,643,866	$ 3,643,866	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,403
Total Realized Gain (Loss)	(397,323)
Total Unrealized Gain (Loss)	180,061
Cost of Purchases	147,354
Proceeds of Sales	(3,702)
Amortization/Accretion	-
Transfers in to Level 3	169,105
Transfers out of Level 3	(21,801)
Ending Balance	$ 97,097
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (219,874)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $5,244,213,436. Net unrealized appreciation aggregated $416,453,714, of which $1,173,727,369 related to appreciated investment securities and $757,273,655 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund -
Total Market Index
Class F

November 30, 2010

1.810711.106

STI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	57,438	$ 616,884
Amerigon, Inc. (a)(d)	19,084	200,382
BorgWarner, Inc. (a)(d)	88,143	5,318,549
Cooper Tire & Rubber Co.	46,836	978,404
Dana Holding Corp. (a)	112,757	1,703,758
Drew Industries, Inc. (d)	13,018	262,964
Exide Technologies (a)(d)	50,484	412,959
Federal-Mogul Corp. Class A (a)	31,031	580,280
Fuel Systems Solutions, Inc. (a)(d)	13,523	467,355
Gentex Corp.	102,002	2,141,022
Johnson Controls, Inc.	505,685	18,427,161
Lear Corp. (a)	35,548	3,120,048
Modine Manufacturing Co. (a)(d)	29,805	413,097
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	164,942	85,539
Spartan Motors, Inc.	9,796	51,821
Standard Motor Products, Inc.	15,104	190,008
Stoneridge, Inc. (a)	20,127	261,651
Strattec Security Corp.	781	26,710
Superior Industries International, Inc.	29,015	564,052
Tenneco, Inc. (a)(d)	44,663	1,628,413
The Goodyear Tire & Rubber Co. (a)	191,911	1,834,669
TRW Automotive Holdings Corp. (a)	61,723	2,931,225
		42,216,951
Automobiles - 0.5%
Ford Motor Co. (a)(d)	2,627,814	41,887,355
General Motors Co.	1,731	59,200
Harley-Davidson, Inc.	171,321	5,358,921
Tesla Motors, Inc. (a)(d)	9,386	331,607
Thor Industries, Inc.	29,832	880,939
Winnebago Industries, Inc. (a)(d)	26,601	278,778
		48,796,800
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	28,633
Core-Mark Holding Co., Inc. (a)(d)	7,226	261,581
Genuine Parts Co.	117,246	5,644,222
LKQ Corp. (a)(d)	109,133	2,354,544
		8,288,980
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	19,746	674,721
Apollo Group, Inc. Class A (non-vtg.) (a)	99,730	3,390,820
Bridgepoint Education, Inc. (a)(d)	9,730	148,869
Capella Education Co. (a)(d)	15,227	834,287
Career Education Corp. (a)(d)	52,139	927,553
Coinstar, Inc. (a)(d)	25,148	1,620,537
Corinthian Colleges, Inc. (a)(d)	97,916	404,393
CPI Corp.	6,197	176,367
DeVry, Inc.	44,000	1,889,360
Education Management Corp. (a)(d)	33,126	467,739

	Shares	Value
Grand Canyon Education, Inc. (a)	11,221	$ 213,648
H&R Block, Inc. (d)	222,398	2,799,991
Hillenbrand, Inc.	45,573	880,015
ITT Educational Services, Inc. (a)(d)	27,550	1,611,400
Jackson Hewitt Tax Service, Inc. (a)(d)	83,450	70,098
K12, Inc. (a)	21,701	556,414
Learning Tree International, Inc.	3,821	37,904
Lincoln Educational Services Corp.	11,529	169,015
Matthews International Corp. Class A	24,562	797,774
National American University Holdings, Inc.	3,000	20,580
Nobel Learning Communities, Inc. (a)	1,000	6,970
Pre-Paid Legal Services, Inc. (a)(d)	10,193	659,283
Princeton Review, Inc. (a)	17,342	16,475
Regis Corp. (d)	40,300	718,146
Service Corp. International	182,986	1,474,867
Sotheby's Class A (ltd. vtg.)	47,284	1,896,561
Steiner Leisure Ltd. (a)(d)	12,388	498,245
Stewart Enterprises, Inc. Class A (d)	64,820	367,529
Strayer Education, Inc. (d)	10,147	1,378,673
Universal Technical Institute, Inc.	28,315	586,404
Weight Watchers International, Inc. (d)	28,944	991,043
		26,285,681
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	14,058	186,690
Ambassadors Group, Inc.	15,031	165,491
Ameristar Casinos, Inc. (d)	20,588	367,702
Bally Technologies, Inc. (a)(d)	40,848	1,600,016
Biglari Holdings, Inc. (a)(d)	706	274,140
BJ's Restaurants, Inc. (a)(d)	25,297	927,135
Bluegreen Corp. (a)	13,016	37,616
Bob Evans Farms, Inc.	30,971	964,437
Boyd Gaming Corp. (a)(d)	57,914	517,751
Brinker International, Inc.	72,375	1,479,345
Buffalo Wild Wings, Inc. (a)(d)	16,070	779,234
California Pizza Kitchen, Inc. (a)	42,316	715,564
Carnival Corp. unit	316,281	13,065,568
CEC Entertainment, Inc. (a)(d)	23,909	897,066
Chipotle Mexican Grill, Inc. (a)(d)	22,653	5,855,574
Choice Hotels International, Inc. (d)	27,230	1,014,318
Churchill Downs, Inc. (d)	8,627	341,543
Cracker Barrel Old Country Store, Inc. (d)	21,638	1,139,457
Darden Restaurants, Inc.	96,834	4,740,024
Denny's Corp. (a)(d)	82,821	303,125
DineEquity, Inc. (a)(d)	14,923	797,187
Domino's Pizza, Inc. (a)(d)	33,912	500,880
Dover Downs Gaming & Entertainment, Inc.	1,755	6,107
Dover Motorsports, Inc. (a)	11,625	19,995
Empire Resorts, Inc. (a)(d)	15,456	15,920
Gaylord Entertainment Co. (a)(d)	24,853	853,203
Great Wolf Resorts, Inc. (a)	13,290	30,966
Hyatt Hotels Corp. Class A	28,544	1,194,852
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Game Technology	233,653	$ 3,616,948
International Speedway Corp. Class A	19,173	454,208
Interval Leisure Group, Inc. (a)	34,313	568,566
Isle of Capri Casinos, Inc. (a)(d)	17,627	154,941
Jack in the Box, Inc. (a)(d)	49,019	986,017
Jamba, Inc. (a)(d)	40,851	82,519
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	328,474
Las Vegas Sands Corp. (a)(d)	339,963	17,025,347
Life Time Fitness, Inc. (a)(d)	29,028	1,144,864
Luby's, Inc. (a)	17,000	100,980
Marcus Corp.	23,391	303,147
Marriott International, Inc. Class A	241,157	9,455,766
McCormick & Schmick's Seafood Restaurants (a)(d)	16,005	139,884
McDonald's Corp.	818,328	64,075,082
MGM Mirage, Inc. (a)(d)	246,154	3,010,463
Monarch Casino & Resort, Inc. (a)	5,587	67,100
Morgans Hotel Group Co. (a)(d)	32,197	245,985
MTR Gaming Group, Inc. (a)	6,687	13,374
Multimedia Games, Inc. (a)	5,149	22,244
O'Charleys, Inc. (a)	4,598	31,818
Orient Express Hotels Ltd. Class A (a)(d)	74,088	857,198
P.F. Chang's China Bistro, Inc.	21,787	1,101,115
Panera Bread Co. Class A (a)(d)	19,435	1,948,164
Papa John's International, Inc. (a)(d)	22,404	573,766
Peet's Coffee & Tea, Inc. (a)(d)	18,056	688,475
Penn National Gaming, Inc. (a)	58,555	2,055,866
Pinnacle Entertainment, Inc. (a)	72,032	959,466
Premier Exhibitions, Inc. (a)	1,600	3,072
Red Robin Gourmet Burgers, Inc. (a)(d)	24,590	455,653
Rick's Cabaret International, Inc. (a)	6,660	46,287
Royal Caribbean Cruises Ltd. (a)(d)	104,458	4,204,435
Ruby Tuesday, Inc. (a)(d)	49,861	637,722
Ruth's Hospitality Group, Inc. (a)(d)	25,925	128,070
Scientific Games Corp. Class A (a)	46,137	371,403
Shuffle Master, Inc. (a)(d)	37,346	400,723
Six Flags Entertainment Corp. (a)(d)	21,462	1,164,314
Sonic Corp. (a)(d)	71,268	667,068
Speedway Motorsports, Inc.	7,046	103,788
Starbucks Corp.	559,059	17,107,205
Starwood Hotels & Resorts Worldwide, Inc.	135,590	7,706,936
Texas Roadhouse, Inc. Class A (a)(d)	66,505	1,136,570
The Cheesecake Factory, Inc. (a)(d)	34,919	1,112,869
Town Sports International Holdings, Inc. (a)	15,248	51,081
Vail Resorts, Inc. (a)(d)	26,032	1,178,729
Wendy's/Arby's Group, Inc.	291,585	1,390,860
WMS Industries, Inc. (a)(d)	43,187	1,915,343
Wyndham Worldwide Corp.	127,518	3,666,143

	Shares	Value
Wynn Resorts Ltd.	65,984	$ 6,670,982
Yum! Brands, Inc.	349,539	17,504,913
		216,426,849
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	2,296
American Greetings Corp. Class A (d)	35,079	704,036
Bassett Furniture Industries, Inc. (a)	2,149	8,854
Beazer Homes USA, Inc. (a)(d)	89,997	374,388
Blyth, Inc.	10,795	481,241
Brookfield Homes Corp. (a)(d)	6,161	54,340
Cavco Industries, Inc. (a)(d)	10,167	370,689
Cobra Electronics Corp. (a)	1,200	3,096
CSS Industries, Inc.	12,000	219,240
D.R. Horton, Inc.	202,665	2,034,757
Dixie Group, Inc. (a)	3,463	11,324
Emerson Radio Corp.	27,597	57,402
Ethan Allen Interiors, Inc. (d)	19,914	328,382
Flexsteel Industries, Inc.	2,030	35,383
Fortune Brands, Inc.	116,421	6,879,317
Furniture Brands International, Inc. (a)(d)	30,000	132,300
Garmin Ltd. (d)	82,889	2,400,465
Harman International Industries, Inc. (a)	50,997	2,222,959
Helen of Troy Ltd. (a)	29,414	694,759
Hooker Furniture Corp. (d)	15,000	170,550
Hovnanian Enterprises, Inc. Class A (a)(d)	107,327	398,183
iRobot Corp. (a)(d)	25,165	510,850
Jarden Corp.	66,000	2,026,200
KB Home (d)	60,132	679,492
Kid Brands, Inc. (a)	6,433	60,535
Koss Corp.	3,104	16,451
La-Z-Boy, Inc. (a)(d)	35,251	265,440
Leggett & Platt, Inc.	97,851	2,025,516
Lennar Corp. Class A (d)	115,000	1,746,850
Libbey, Inc. (a)	15,615	225,949
Lifetime Brands, Inc. (a)(d)	300	4,422
M.D.C. Holdings, Inc. (d)	29,304	731,721
M/I Homes, Inc. (a)(d)	28,931	333,574
Meritage Homes Corp. (a)(d)	31,399	595,639
Mohawk Industries, Inc. (a)	39,500	2,075,330
National Presto Industries, Inc. (d)	4,905	569,471
Newell Rubbermaid, Inc.	195,862	3,284,606
NVR, Inc. (a)(d)	4,205	2,607,016
Palm Harbor Homes, Inc. (a)	5,872	793
PulteGroup, Inc. (a)(d)	244,761	1,532,204
Ryland Group, Inc. (d)	37,577	547,873
Sealy Corp., Inc. (a)(d)	21,635	65,338
Skyline Corp.	6,539	124,110
Standard Pacific Corp. (a)(d)	114,480	407,549
Stanley Black & Decker, Inc.	126,123	7,508,102
Stanley Furniture Co., Inc. (a)(d)	5,015	16,399
Stanley Furniture Co., Inc. rights 12/8/10 (a)(d)	5,015	326
Tempur-Pedic International, Inc. (a)(d)	53,437	1,876,173
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)(d)	95,912	$ 1,721,620
Tupperware Brands Corp.	45,380	2,109,262
Universal Electronics, Inc. (a)(d)	16,673	458,174
Whirlpool Corp.	57,564	4,202,172
		55,913,118
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	56,034
Amazon.com, Inc. (a)	269,324	47,239,430
Blue Nile, Inc. (a)(d)	13,187	652,097
dELiA*s, Inc. (a)	3,463	5,991
drugstore.com, Inc. (a)(d)	64,555	111,035
Expedia, Inc.	158,712	4,178,887
Gaiam, Inc. Class A	14,668	110,303
Geeknet, Inc. (a)	1,373	28,641
Hollywood Media Corp. (a)	1,200	1,824
HSN, Inc. (a)	32,537	922,424
Liberty Media Corp. Interactive Series A (a)	449,708	6,952,486
Netflix, Inc. (a)(d)	34,657	7,135,876
NutriSystem, Inc. (d)	31,318	647,343
Orbitz Worldwide, Inc. (a)	15,000	81,900
Overstock.com, Inc. (a)(d)	16,829	259,503
PetMed Express, Inc. (d)	37,564	666,010
Priceline.com, Inc. (a)	36,537	14,397,405
Shutterfly, Inc. (a)(d)	24,946	823,218
ValueVision Media, Inc. Class A (a)	21,687	75,688
Vitacost.com, Inc. (a)(d)	18,738	116,176
		84,462,271
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	5,971	89,028
Brunswick Corp. (d)	79,627	1,270,051
Callaway Golf Co. (d)	72,163	552,769
Clarus Corp. (a)	3,000	20,820
Eastman Kodak Co. (a)(d)	152,313	717,394
Hasbro, Inc.	96,882	4,617,396
JAKKS Pacific, Inc. (a)(d)	21,157	407,272
Johnson Outdoors, Inc. Class A (a)	2,747	35,574
Leapfrog Enterprises, Inc. Class A (a)(d)	25,168	142,954
Marine Products Corp. (a)(d)	13,658	87,138
Mattel, Inc.	261,150	6,748,116
Meade Instruments Corp. (a)	130	429
Nautilus, Inc. (a)	6,001	8,701
Polaris Industries, Inc. (d)	28,245	2,053,129
Pool Corp.	47,772	1,012,289
RC2 Corp. (a)	16,726	370,481
Smith & Wesson Holding Corp. (a)	106,132	407,547
Steinway Musical Instruments, Inc. (a)	5,374	92,702
Sturm Ruger & Co., Inc. (d)	42,290	676,640
		19,310,430

	Shares	Value
Media - 2.9%
A.H. Belo Corp. Class A (a)	8,701	$ 76,569
Arbitron, Inc. (d)	22,064	644,710
Ascent Media Corp. (a)	17,787	549,796
Ballantyne of Omaha, Inc. (a)(d)	6,428	44,096
Belo Corp. Series A (a)(d)	69,830	405,014
Cablevision Systems Corp. - NY Group Class A	183,534	5,812,522
Carmike Cinemas, Inc. (a)(d)	19,860	166,625
CBS Corp. Class B	479,521	8,075,134
Charter Communications, Inc. Class A (a)	28,128	942,851
Cinemark Holdings, Inc.	37,999	666,882
CKX, Inc. (a)	40,959	169,161
Clear Channel Outdoor Holding, Inc. Class A (a)	47,846	657,404
Comcast Corp. Class A	2,162,272	43,245,440
Crown Media Holdings, Inc. Class A (a)(d)	9,666	25,422
Cumulus Media, Inc. Class A (a)(d)	44,350	157,443
Dex One Corp. (a)	43,931	208,672
DIRECTV (a)	673,773	27,981,793
Discovery Communications, Inc. (a)(d)	219,022	8,931,717
DISH Network Corp. Class A	156,163	2,871,838
DreamWorks Animation SKG, Inc. Class A (a)(d)	48,386	1,499,482
E.W. Scripps Co. Class A (a)	13,637	123,142
Emmis Communications Corp. Class A (a)	9,275	5,565
Entercom Communications Corp. Class A (a)(d)	24,702	214,660
Entravision Communication Corp. Class A (a)(d)	53,671	133,641
Fisher Communications, Inc. (a)	3,105	62,255
Gannett Co., Inc.	159,808	2,095,083
Gray Television, Inc. (a)(d)	8,695	17,303
Harris Interactive, Inc. (a)	6,269	5,391
Harte-Hanks, Inc.	52,908	658,176
Insignia Systems, Inc. (a)	2,664	18,755
Interpublic Group of Companies, Inc. (a)	333,211	3,548,697
John Wiley & Sons, Inc. Class A	34,061	1,413,532
Journal Communications, Inc. Class A (a)	22,879	103,871
Knology, Inc. (a)	33,900	521,721
Lamar Advertising Co. Class A (a)(d)	44,355	1,630,046
Lee Enterprises, Inc. (a)(d)	27,681	53,148
Liberty Global, Inc. Class A (a)(d)	187,456	6,609,699
Liberty Media Corp.:
Capital Series A (a)	65,131	3,750,243
Starz Series A (a)	39,605	2,488,976
LIN TV Corp. Class A (a)(d)	41,885	189,739
Live Nation Entertainment, Inc. (a)	127,733	1,374,407
LodgeNet Entertainment Corp. (a)(d)	31,535	97,759
Madison Square Garden, Inc. Class A (a)	42,293	927,908
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	40,978	194,236
McGraw-Hill Companies, Inc.	236,084	8,142,537
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Media General, Inc. Class A (a)(d)	25,296	$ 107,761
Mediacom Communications Corp. Class A (a)	64,214	542,608
Meredith Corp.	33,890	1,139,382
Morningstar, Inc. (d)	15,035	757,914
National CineMedia, Inc.	37,485	699,470
Navarre Corp. (a)	6,926	15,791
New Frontier Media, Inc. (a)	5,971	11,464
News Corp. Class A (d)	1,771,052	24,157,149
Omnicom Group, Inc.	237,856	10,808,177
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	8,000	39,040
PRIMEDIA, Inc.	6,332	31,850
Radio One, Inc. Class D (non-vtg.) (a)(d)	27,442	29,637
ReachLocal, Inc. (d)	3,000	51,720
Regal Entertainment Group Class A	44,910	606,285
Rentrak Corp. (a)(d)	1,996	52,694
Saga Communications, Inc. Class A (a)	233	5,012
Salem Communications Corp. Class A	2,015	6,730
Scholastic Corp.	20,042	563,180
Scripps Networks Interactive, Inc. Class A	66,076	3,366,572
Sinclair Broadcast Group, Inc. Class A	42,471	329,150
Sirius XM Radio, Inc. (a)(d)	2,932,520	4,017,552
Spanish Broadcasting System, Inc. Class A (a)	8,120	5,928
SuperMedia, Inc. (a)(d)	12,000	54,240
The McClatchy Co. Class A (a)(d)	42,958	135,747
The New York Times Co. Class A (a)(d)	75,000	674,250
The Walt Disney Co.	1,371,021	50,055,977
Time Warner Cable, Inc.	268,918	16,549,214
Time Warner, Inc.	863,346	25,460,074
Valassis Communications, Inc. (a)(d)	35,675	1,161,221
Viacom, Inc. Class B (non-vtg.)	409,214	15,480,566
Virgin Media, Inc. (d)	219,019	5,580,604
Warner Music Group Corp. (a)(d)	28,685	138,262
Washington Post Co. Class B (d)	3,838	1,447,003
World Wrestling Entertainment, Inc. Class A (d)	43,486	609,674
		302,204,959
Multiline Retail - 0.8%
99 Cents Only Stores (a)	39,655	622,980
Big Lots, Inc. (a)(d)	58,502	1,793,086
Dillard's, Inc. Class A (d)	42,935	1,338,713
Dollar General Corp. (d)	25,592	840,441
Dollar Tree, Inc. (a)	100,113	5,501,209
Family Dollar Stores, Inc.	95,532	4,795,706
Fred's, Inc. Class A	47,708	610,185
JCPenney Co., Inc. (d)	155,000	5,156,850
Kohl's Corp. (a)(d)	214,960	12,128,043
Macy's, Inc.	320,000	8,217,600
Nordstrom, Inc.	125,111	5,354,751

	Shares	Value
Retail Ventures, Inc. (a)	12,266	$ 201,162
Saks, Inc. (a)(d)	116,426	1,296,986
Sears Holdings Corp. (a)(d)	37,118	2,431,229
Target Corp.	516,202	29,392,542
The Bon-Ton Stores, Inc. (a)(d)	8,752	117,452
Tuesday Morning Corp. (a)	10,850	56,420
		79,855,355
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	8,589
Aarons, Inc.	60,856	1,214,686
Abercrombie & Fitch Co. Class A	62,564	3,143,841
Advance Auto Parts, Inc.	65,592	4,328,416
Aeropostale, Inc. (a)(d)	75,345	2,036,575
America's Car Mart, Inc. (a)	9,764	247,713
American Eagle Outfitters, Inc.	142,521	2,351,597
AnnTaylor Stores Corp. (a)(d)	54,579	1,468,721
Asbury Automotive Group, Inc. (a)(d)	26,121	411,145
AutoNation, Inc. (a)(d)	58,946	1,540,259
AutoZone, Inc. (a)(d)	22,178	5,753,195
Barnes & Noble, Inc. (d)	31,168	436,975
bebe Stores, Inc.	14,487	93,296
Bed Bath & Beyond, Inc. (a)	201,987	8,834,911
Best Buy Co., Inc.	261,048	11,151,971
Big 5 Sporting Goods Corp.	18,888	260,654
Books-A-Million, Inc.	5,135	32,710
Borders Group, Inc. (a)	41,722	44,643
Brown Shoe Co., Inc.	45,893	652,598
Build-A-Bear Workshop, Inc. (a)	4,710	29,202
Cabela's, Inc. Class A (a)(d)	24,283	540,297
Cache, Inc. (a)	3,350	14,238
CarMax, Inc. (a)	167,329	5,505,124
Casual Male Retail Group, Inc. (a)	8,101	38,885
Charming Shoppes, Inc. (a)	65,546	249,403
Chico's FAS, Inc.	141,987	1,710,943
Christopher & Banks Corp. (d)	21,140	112,676
Citi Trends, Inc. (a)(d)	16,789	397,731
Coldwater Creek, Inc. (a)(d)	61,586	208,161
Collective Brands, Inc. (a)(d)	52,244	882,401
Conn's, Inc. (a)(d)	9,074	29,037
Cost Plus, Inc. (a)(d)	4,090	31,534
Destination Maternity Corp. (a)	2,194	83,986
Dick's Sporting Goods, Inc. (a)	59,028	2,019,348
Dress Barn, Inc. (a)(d)	50,705	1,252,414
DSW, Inc. Class A (a)(d)	20,102	785,988
Express, Inc. (d)	19,900	300,092
Finish Line, Inc. Class A	34,767	620,591
Foot Locker, Inc.	121,712	2,296,705
GameStop Corp. Class A (a)(d)	113,979	2,270,462
Gap, Inc.	286,370	6,116,863
Genesco, Inc. (a)(d)	23,200	892,272
Group 1 Automotive, Inc.	20,000	774,600
Guess?, Inc.	41,460	1,958,985
Haverty Furniture Companies, Inc.	19,389	232,862
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
hhgregg, Inc. (a)(d)	14,038	$ 351,933
Hibbett Sports, Inc. (a)	26,443	905,673
Home Depot, Inc.	1,308,000	39,514,680
Hot Topic, Inc. (d)	59,826	366,733
J. Crew Group, Inc. (a)(d)	42,069	1,839,257
Jo-Ann Stores, Inc. (a)(d)	25,491	1,234,784
Jos. A. Bank Clothiers, Inc. (a)(d)	18,477	832,204
Kirkland's, Inc. (a)(d)	12,446	148,730
Limited Brands, Inc.	214,225	7,212,956
Lithia Motors, Inc. Class A (sub. vtg.)	24,040	311,558
Lowe's Companies, Inc.	1,110,829	25,215,818
Lumber Liquidators Holdings, Inc. (a)(d)	25,148	591,984
MarineMax, Inc. (a)(d)	11,778	89,866
Midas, Inc. (a)	17,549	136,882
Monro Muffler Brake, Inc.	22,068	1,091,042
New York & Co., Inc. (a)	22,599	77,967
O'Reilly Automotive, Inc. (a)(d)	105,211	6,331,598
Office Depot, Inc. (a)	234,159	1,018,592
OfficeMax, Inc. (a)(d)	72,493	1,238,905
Pacific Sunwear of California, Inc. (a)(d)	69,935	439,891
Penske Automotive Group, Inc. (a)(d)	31,974	482,488
Perfumania Holdings, Inc. (a)	325	2,860
PetSmart, Inc. (d)	89,000	3,369,540
Pier 1 Imports, Inc. (a)(d)	98,475	961,116
RadioShack Corp.	95,529	1,762,510
Rent-A-Center, Inc.	45,000	1,252,800
Ross Stores, Inc.	92,877	6,025,860
rue21, Inc. (d)	11,740	352,317
Sally Beauty Holdings, Inc. (a)(d)	71,661	985,339
Select Comfort Corp. (a)(d)	29,583	260,035
Shoe Carnival, Inc. (a)	3,092	85,772
Signet Jewelers Ltd. (a)	62,810	2,501,722
Sonic Automotive, Inc. Class A (sub. vtg.)	37,989	470,304
Stage Stores, Inc.	27,048	409,236
Staples, Inc.	559,736	12,319,789
Stein Mart, Inc.	19,746	195,485
Systemax, Inc. (d)	7,631	99,050
Talbots, Inc. (a)(d)	40,306	463,519
The Buckle, Inc. (d)	20,272	773,377
The Cato Corp. Class A (sub. vtg.)	36,044	1,029,056
The Children's Place Retail Stores, Inc. (a)(d)	21,041	1,092,238
The Men's Wearhouse, Inc.	34,678	989,017
The Pep Boys - Manny, Moe & Jack	81,773	1,013,167
Tiffany & Co., Inc.	96,255	5,977,436
TJX Companies, Inc.	317,993	14,503,661
Tractor Supply Co.	54,000	2,293,380
Trans World Entertainment Corp. (a)	3,463	5,956
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,627	825,764
Urban Outfitters, Inc. (a)(d)	100,279	3,789,543

	Shares	Value
Vitamin Shoppe, Inc. (a)	6,835	$ 201,701
West Marine, Inc. (a)	3,821	36,567
Wet Seal, Inc. Class A (a)	77,858	254,596
Williams-Sonoma, Inc. (d)	67,141	2,233,781
Zale Corp. (a)(d)	26,205	78,091
Zumiez, Inc. (a)(d)	20,815	662,125
		230,077,546
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	34,191	47,867
Carter's, Inc. (a)(d)	42,204	1,336,179
Cherokee, Inc.	7,207	141,978
Coach, Inc.	237,235	13,413,267
Columbia Sportswear Co.	8,418	468,378
Crocs, Inc. (a)(d)	81,146	1,423,707
Culp, Inc. (a)	8,187	84,326
Deckers Outdoor Corp. (a)(d)	32,007	2,461,338
Fossil, Inc. (a)	37,946	2,567,047
G-III Apparel Group Ltd. (a)(d)	10,000	273,700
Hanesbrands, Inc. (a)(d)	68,817	1,868,382
Iconix Brand Group, Inc. (a)(d)	46,366	866,117
Joe's Jeans, Inc. (a)(d)	37,810	60,118
K-Swiss, Inc. Class A (a)(d)	27,036	338,491
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)(d)	15,569	210,649
Liz Claiborne, Inc. (a)(d)	92,508	676,233
Maidenform Brands, Inc. (a)(d)	20,939	574,566
Movado Group, Inc. (a)	10,191	122,292
NIKE, Inc. Class B	231,687	19,955,201
Oxford Industries, Inc. (d)	10,105	249,594
Perry Ellis International, Inc. (a)	2,923	79,535
Phillips-Van Heusen Corp.	38,471	2,609,873
Polo Ralph Lauren Corp. Class A	49,437	5,400,498
Quiksilver, Inc. (a)(d)	79,544	342,039
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	30,810	711,403
Steven Madden Ltd. (a)(d)	25,320	1,145,730
The Jones Group, Inc.	72,951	987,757
Timberland Co. Class A (a)	47,867	1,186,144
True Religion Apparel, Inc. (a)(d)	27,973	627,434
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	1,797,193
Unifi, Inc. (a)	21,920	311,702
Vera Bradley, Inc.	8,654	283,332
VF Corp.	63,493	5,262,300
Volcom, Inc.	16,142	290,556
Warnaco Group, Inc. (a)(d)	34,500	1,857,825
Wolverine World Wide, Inc.	36,170	1,130,313
		71,163,064
TOTAL CONSUMER DISCRETIONARY		1,185,002,004
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)(d)	6,815	$ 556,649
Brown-Forman Corp. Class B (non-vtg.)	84,311	5,515,626
Celsius Holdings, Inc. (a)	8,000	5,600
Central European Distribution Corp. (a)(d)	44,764	1,075,679
Coca-Cola Bottling Co. Consolidated	3,600	210,600
Coca-Cola Enterprises, Inc.	258,071	6,232,415
Constellation Brands, Inc. Class A (sub. vtg.) (a)	157,356	3,243,107
Dr Pepper Snapple Group, Inc.	183,007	6,703,546
Hansen Natural Corp. (a)	50,281	2,675,955
Jones Soda Co. (a)(d)	17,449	19,368
Molson Coors Brewing Co. Class B	120,679	5,750,354
National Beverage Corp. (d)	8,950	117,156
PepsiCo, Inc.	1,228,521	79,399,312
The Coca-Cola Co.	1,650,538	104,264,485
		215,769,852
Food & Staples Retailing - 2.1%
Andersons, Inc. (d)	19,232	621,578
Arden Group, Inc. Class A	100	8,100
BJ's Wholesale Club, Inc. (a)	39,726	1,819,848
Casey's General Stores, Inc.	33,782	1,342,666
Costco Wholesale Corp.	338,155	22,862,660
CVS Caremark Corp.	1,045,057	32,396,767
Fresh Market, Inc.	10,345	375,006
Ingles Markets, Inc. Class A	17,056	318,094
Kroger Co.	442,496	10,420,781
Nash-Finch Co.	13,340	492,913
PriceSmart, Inc.	10,766	361,415
Rite Aid Corp. (a)	432,490	406,411
Ruddick Corp.	26,796	985,021
Safeway, Inc. (d)	284,774	6,546,954
Spartan Stores, Inc.	28,988	474,244
SUPERVALU, Inc.	132,679	1,199,418
Susser Holdings Corp. (a)	7,000	94,080
Sysco Corp.	456,102	13,236,080
The Great Atlantic & Pacific Tea Co. (a)(d)	45,462	136,386
The Pantry, Inc. (a)	21,805	447,875
United Natural Foods, Inc. (a)(d)	29,881	1,118,745
Village Super Market, Inc. Class A	3,900	122,928
Wal-Mart Stores, Inc.	1,618,088	87,522,380
Walgreen Co.	752,826	26,235,986
Weis Markets, Inc. (d)	7,348	283,192
Whole Foods Market, Inc. (a)(d)	99,858	4,715,295
Winn-Dixie Stores, Inc. (a)(d)	49,208	299,185
		214,844,008
Food Products - 1.7%
Alico, Inc.	200	4,630
Archer Daniels Midland Co.	452,176	13,108,582
B&G Foods, Inc. Class A (d)	20,013	255,766

	Shares	Value
Bridgford Foods Corp.	400	$ 5,080
Bunge Ltd.	109,543	6,662,405
Cal-Maine Foods, Inc. (d)	13,323	408,483
Calavo Growers, Inc.	5,335	123,185
Campbell Soup Co. (d)	163,549	5,544,311
Chiquita Brands International, Inc. (a)(d)	35,778	399,998
ConAgra Foods, Inc.	334,542	7,185,962
Corn Products International, Inc.	52,298	2,255,090
Darling International, Inc. (a)(d)	67,308	779,427
Dean Foods Co. (a)	114,532	832,648
Del Monte Foods Co.	140,731	2,635,892
Diamond Foods, Inc. (d)	21,341	993,210
Dole Food Co., Inc. (a)(d)	21,647	204,997
Farmer Brothers Co.	3,606	62,817
Flowers Foods, Inc.	68,755	1,801,381
Fresh Del Monte Produce, Inc.	34,840	765,086
General Mills, Inc.	475,384	16,795,317
Green Mountain Coffee Roasters, Inc. (a)(d)	91,283	3,384,774
H.J. Heinz Co.	242,193	11,690,656
Hain Celestial Group, Inc. (a)(d)	45,630	1,209,651
Harbinger Group, Inc. (a)	880	4,110
Hershey Co.	121,751	5,697,947
Hormel Foods Corp.	50,498	2,478,442
HQ Sustainable Maritime Industries, Inc. (a)(d)	14,936	65,718
Imperial Sugar Co. (d)	12,258	168,670
J&J Snack Foods Corp.	9,648	441,396
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	35,313
Kellogg Co.	194,920	9,595,912
Kraft Foods, Inc. Class A	1,239,091	37,482,503
Lancaster Colony Corp. (d)	16,472	857,697
Lance, Inc.	35,952	841,636
McCormick & Co., Inc. (non-vtg.)	89,164	3,924,108
Mead Johnson Nutrition Co. Class A	158,491	9,441,309
Omega Protein Corp. (a)	7,368	51,429
Pilgrims Pride Corp. (a)	35,000	232,400
Ralcorp Holdings, Inc. (a)	38,074	2,357,542
Reddy Ice Holdings, Inc. (a)	29,155	86,007
Sanderson Farms, Inc. (d)	18,854	834,478
Sara Lee Corp.	461,334	6,920,010
Seneca Foods Corp. Class A (a)(d)	3,926	93,400
Smart Balance, Inc. (a)	53,000	193,980
Smithfield Foods, Inc. (a)(d)	121,374	2,137,396
Tasty Baking Co.	200	1,260
The J.M. Smucker Co.	87,332	5,523,749
Tootsie Roll Industries, Inc. (d)	13,091	348,744
TreeHouse Foods, Inc. (a)(d)	30,238	1,502,224
Tyson Foods, Inc. Class A	222,155	3,516,714
		171,943,442
Household Products - 1.9%
Cellu Tissue Holdings, Inc.	21,889	260,917
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	40,382	377,168
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Church & Dwight Co., Inc.	50,939	$ 3,323,770
Clorox Co.	100,578	6,216,726
Colgate-Palmolive Co.	382,512	29,281,294
Energizer Holdings, Inc. (a)(d)	52,623	3,704,133
Kimberly-Clark Corp.	310,920	19,242,839
Oil-Dri Corp. of America	750	16,808
Procter & Gamble Co.	2,189,173	133,692,795
Spectrum Brands Holdings, Inc. (a)	14,000	378,420
WD-40 Co.	17,261	674,732
		197,169,602
Personal Products - 0.3%
Alberto-Culver Co.	65,621	2,441,101
Avon Products, Inc.	328,615	9,385,244
Elizabeth Arden, Inc. (a)	20,607	439,135
Estee Lauder Companies, Inc. Class A	90,516	6,781,459
Herbalife Ltd.	49,645	3,407,136
Inter Parfums, Inc.	7,707	140,730
Mannatech, Inc. (a)	6,969	13,380
MediFast, Inc. (a)	11,894	289,738
Nu Skin Enterprises, Inc. Class A	48,093	1,520,220
Prestige Brands Holdings, Inc. (a)	32,209	379,100
Revlon, Inc. (a)	16,246	161,160
Schiff Nutrition International, Inc.	13,750	113,163
USANA Health Sciences, Inc. (a)(d)	6,205	261,355
		25,332,921
Tobacco - 1.3%
Alliance One International, Inc. (a)(d)	104,053	403,726
Altria Group, Inc.	1,585,615	38,054,760
Lorillard, Inc.	115,244	9,171,118
Philip Morris International, Inc.	1,419,663	80,764,628
Reynolds American, Inc.	243,022	7,519,101
Star Scientific, Inc. (a)(d)	56,989	106,000
Universal Corp. (d)	18,429	753,930
Vector Group Ltd. (d)	26,614	486,770
		137,260,033
TOTAL CONSUMER STAPLES		962,319,858
ENERGY - 10.9%
Energy Equipment & Services - 2.3%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	143,327
Atwood Oceanics, Inc. (a)(d)	44,460	1,582,776
Baker Hughes, Inc.	329,324	17,177,540
Basic Energy Services, Inc. (a)	29,402	426,329
Bristow Group, Inc. (a)(d)	26,059	1,144,251
Bronco Drilling Co., Inc. (a)(d)	23,244	109,014
Cal Dive International, Inc. (a)	86,617	463,401
Cameron International Corp. (a)	185,889	8,943,120
Carbo Ceramics, Inc. (d)	17,271	1,677,878
Complete Production Services, Inc. (a)(d)	59,235	1,685,236

	Shares	Value
Dawson Geophysical Co. (a)(d)	9,156	$ 256,551
Diamond Offshore Drilling, Inc. (d)	48,328	3,129,721
Dresser-Rand Group, Inc. (a)	58,927	2,235,101
Dril-Quip, Inc. (a)(d)	21,965	1,700,970
Exterran Holdings, Inc. (a)(d)	50,379	1,142,092
FMC Technologies, Inc. (a)(d)	94,268	7,941,136
Global Geophysical Services, Inc. (a)	17,627	163,050
Global Industries Ltd. (a)(d)	92,739	577,764
Gulf Island Fabrication, Inc.	12,498	334,446
Gulfmark Offshore, Inc. Class A (a)	20,801	609,885
Halliburton Co.	697,760	26,403,238
Helix Energy Solutions Group, Inc. (a)(d)	77,302	1,084,547
Helmerich & Payne, Inc.	67,938	3,081,668
Hercules Offshore, Inc. (a)(d)	96,203	245,799
Hornbeck Offshore Services, Inc. (a)(d)	33,678	742,600
ION Geophysical Corp. (a)(d)	75,779	544,851
Key Energy Services, Inc. (a)(d)	111,897	1,152,539
Lufkin Industries, Inc.	27,828	1,408,932
Matrix Service Co. (a)	22,497	223,395
McDermott International, Inc. (a)(d)	195,554	3,584,505
Mitcham Industries, Inc. (a)	1,791	17,015
Nabors Industries Ltd. (a)	207,692	4,587,916
National Oilwell Varco, Inc.	316,604	19,404,659
Natural Gas Services Group, Inc. (a)	22,504	370,191
Newpark Resources, Inc. (a)(d)	99,384	568,476
Noble Corp.	198,989	6,749,707
Oceaneering International, Inc. (a)(d)	41,676	2,879,812
Oil States International, Inc. (a)(d)	41,683	2,473,052
OYO Geospace Corp. (a)(d)	1,552	117,735
Parker Drilling Co. (a)(d)	77,885	311,540
Patterson-UTI Energy, Inc.	120,755	2,383,704
PHI, Inc. (non-vtg.) (a)(d)	17,859	301,817
Pioneer Drilling Co. (a)	54,390	372,572
Pride International, Inc. (a)	112,385	3,495,174
Rowan Companies, Inc. (a)	79,084	2,384,383
RPC, Inc. (d)	19,909	583,334
Schlumberger Ltd.	1,059,145	81,914,274
SEACOR Holdings, Inc.	18,244	1,988,596
Seahawk Drilling, Inc. (a)(d)	17,272	140,421
Superior Energy Services, Inc. (a)	53,741	1,794,412
T-3 Energy Services, Inc. (a)	9,010	320,306
Tesco Corp. (a)(d)	29,100	384,411
TETRA Technologies, Inc. (a)	58,187	640,057
Tidewater, Inc.	33,470	1,643,042
Union Drilling, Inc. (a)	1,488	9,389
Unit Corp. (a)	36,543	1,460,624
Weatherford International Ltd. (a)	569,822	11,630,067
Willbros Group, Inc. (a)	30,833	222,923
		239,065,271
Oil, Gas & Consumable Fuels - 8.6%
Alon USA Energy, Inc. (d)	10,971	60,779
Alpha Natural Resources, Inc. (a)	89,176	4,419,563
American Oil & Gas, Inc. NV (a)(d)	39,949	384,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc.	4,500	$ 92,610
Anadarko Petroleum Corp.	384,738	24,684,790
Apache Corp.	289,827	31,196,978
Arch Coal, Inc.	125,431	3,662,585
Atlas Energy, Inc. (a)	57,668	2,476,841
ATP Oil & Gas Corp. (a)(d)	41,774	614,913
Berry Petroleum Co. Class A (d)	37,030	1,411,213
Bill Barrett Corp. (a)(d)	31,882	1,225,863
BPZ Energy, Inc. (a)(d)	90,823	357,843
Brigham Exploration Co. (a)	95,630	2,405,095
Cabot Oil & Gas Corp.	75,347	2,634,885
Callon Petroleum Co. (a)(d)	36,641	216,915
Carrizo Oil & Gas, Inc. (a)(d)	28,358	822,949
Cheniere Energy, Inc. (a)(d)	54,724	304,813
Chesapeake Energy Corp.	481,232	10,163,620
Chevron Corp.	1,551,031	125,586,980
Cimarex Energy Co.	64,000	5,154,560
Clayton Williams Energy, Inc. (a)	9,020	677,943
Clean Energy Fuels Corp. (a)(d)	35,651	477,010
Cloud Peak Energy, Inc. (d)	35,356	741,415
Cobalt International Energy, Inc.	275,700	3,131,952
Comstock Resources, Inc. (a)(d)	34,313	840,669
Concho Resources, Inc. (a)(d)	56,870	4,705,993
ConocoPhillips	1,078,817	64,912,419
CONSOL Energy, Inc.	169,018	7,091,995
Contango Oil & Gas Co. (a)(d)	22,189	1,237,259
Contango ORE, Inc. (a)	2,308	1,039
Continental Resources, Inc. (a)(d)	25,537	1,364,953
Crosstex Energy, Inc. (d)	40,800	377,400
CVR Energy, Inc. (a)	42,262	508,412
Delek US Holdings, Inc.	38,177	271,820
Delta Petroleum Corp. (a)(d)	221,863	168,882
Denbury Resources, Inc. (a)	289,780	5,268,200
Devon Energy Corp.	311,192	21,960,819
DHT Holdings, Inc. (d)	69,764	306,264
El Paso Corp.	527,150	7,111,254
Endeavor International Corp. (a)(d)	9,941	102,591
Energy Partners Ltd. (a)	16,192	196,085
EOG Resources, Inc.	193,629	17,223,300
EQT Corp.	106,887	4,325,717
Evergreen Energy, Inc. (a)(d)	31,033	22,654
EXCO Resources, Inc.	130,680	2,426,728
Exxon Mobil Corp.	3,931,809	273,496,575
Forest Oil Corp. (a)(d)	86,764	2,969,064
Frontier Oil Corp. (d)	82,000	1,273,460
FX Energy, Inc. (a)(d)	15,412	91,085
Gasco Energy, Inc. (a)	113,818	39,836
Gastar Exploration Ltd. (a)	18,757	88,345
General Maritime Corp. (d)	67,360	257,315
Georesources, Inc. (a)	5,987	119,261
GMX Resources, Inc. (a)(d)	86,977	385,308

	Shares	Value
Goodrich Petroleum Corp. (a)(d)	26,950	$ 354,393
Green Plains Renewable Energy, Inc. (a)(d)	6,894	75,696
Gulfport Energy Corp. (a)	16,997	316,824
Harvest Natural Resources, Inc. (a)(d)	38,697	495,709
Hess Corp.	223,416	15,650,291
HKN, Inc. (a)	68	253
Holly Corp. (d)	30,000	1,078,200
Houston American Energy Corp. (d)	8,657	148,987
Hyperdynamics Corp. (a)(d)	111,810	344,375
International Coal Group, Inc. (a)(d)	105,442	802,414
James River Coal Co. (a)(d)	36,139	719,166
Kodiak Oil & Gas Corp. (a)(d)	104,165	520,825
Magellan Petroleum Corp. (a)	41,755	79,335
Magnum Hunter Resources Corp. (a)(d)	31,385	192,704
Marathon Oil Corp.	543,049	18,175,850
Massey Energy Co.	80,771	3,966,664
McMoRan Exploration Co. (a)(d)	78,847	1,177,186
Murphy Oil Corp.	145,751	9,841,108
Newfield Exploration Co. (a)	101,798	6,803,160
Noble Energy, Inc.	134,653	10,940,556
Northern Oil & Gas, Inc. (a)(d)	37,705	861,559
Oasis Petroleum, Inc. (a)	32,610	827,642
Occidental Petroleum Corp.	627,343	55,312,832
Overseas Shipholding Group, Inc.	20,609	720,697
Pacific Ethanol, Inc. (a)(d)	101,720	71,204
Patriot Coal Corp. (a)(d)	73,538	1,189,845
Peabody Energy Corp.	208,009	12,233,009
Penn Virginia Corp. (d)	47,991	761,137
Petrohawk Energy Corp. (a)	211,283	3,767,176
Petroleum Development Corp. (a)(d)	26,343	938,338
Petroquest Energy, Inc. (a)(d)	94,504	654,913
Pioneer Natural Resources Co.	76,752	6,148,603
Plains Exploration & Production Co. (a)(d)	109,334	3,133,512
QEP Resources, Inc.	132,281	4,647,032
Quicksilver Resources, Inc. (a)(d)	108,843	1,547,747
Range Resources Corp. (d)	123,069	5,167,667
Rentech, Inc. (a)	148,574	184,232
Resolute Energy Corp. (a)	31,183	401,325
Rex American Resources Corp. (a)	3,513	56,700
Rex Energy Corp. (a)	16,433	194,731
Rosetta Resources, Inc. (a)(d)	40,250	1,441,755
SandRidge Energy, Inc. (a)(d)	304,219	1,569,770
SemGroup Corp. Class A (a)	25,000	653,000
Ship Finance International Ltd. (NY Shares)	36,305	788,182
SM Energy Co.	44,654	2,218,857
Southern Union Co.	95,245	2,248,734
Southwestern Energy Co. (a)	264,017	9,557,415
Spectra Energy Corp.	506,983	12,050,986
Stone Energy Corp. (a)(d)	36,595	756,053
Sunoco, Inc.	92,131	3,698,138
Swift Energy Co. (a)(d)	28,777	1,050,073
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Syntroleum Corp. (a)(d)	28,735	$ 53,160
Teekay Corp. (d)	38,589	1,230,603
Tesoro Corp. (d)	115,199	1,880,048
Toreador Resources Corp. (a)(d)	22,602	344,681
Ultra Petroleum Corp. (a)(d)	114,044	5,358,928
Uranium Energy Corp. (a)(d)	27,597	193,179
Uranium Resources, Inc. (a)	35,013	129,548
USEC, Inc. (a)(d)	96,626	574,925
Vaalco Energy, Inc. (a)(d)	79,391	586,699
Valero Energy Corp.	417,315	8,129,296
Venoco, Inc. (a)(d)	15,290	266,199
Verenium Corp. (a)(d)	607	1,973
W&T Offshore, Inc.	39,324	658,677
Warren Resources, Inc. (a)(d)	56,910	252,111
Western Refining, Inc. (a)(d)	33,616	327,756
Westmoreland Coal Co. (a)	6,000	64,500
Whiting Petroleum Corp. (a)(d)	44,279	4,872,904
Williams Companies, Inc.	426,744	9,734,031
World Fuel Services Corp.	52,000	1,565,200
		884,812,104
TOTAL ENERGY		1,123,877,375
FINANCIALS - 16.0%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	36,689	3,206,985
Ameriprise Financial, Inc.	197,441	10,235,341
Arlington Asset Investment Corp.	8,390	206,646
Artio Global Investors, Inc. Class A	18,629	243,481
Bank of New York Mellon Corp.	936,612	25,279,158
BGC Partners, Inc. Class A	66,078	505,497
BlackRock, Inc. Class A (d)	70,304	11,459,552
Calamos Asset Management, Inc. Class A	25,805	307,854
Charles Schwab Corp.	767,970	11,542,589
Cohen & Steers, Inc.	20,212	509,342
Cowen Group, Inc. Class A (a)	17,367	70,857
Deerfield Capital Corp. (a)	4,533	26,518
Duff & Phelps Corp. Class A	11,475	153,421
E*TRADE Financial Corp. (a)	147,770	2,179,608
Eaton Vance Corp. (non-vtg.) (d)	87,224	2,592,297
Evercore Partners, Inc. Class A	15,609	471,080
FBR Capital Markets Corp. (a)(d)	41,772	151,215
Federated Investors, Inc. Class B (non-vtg.) (d)	73,768	1,749,039
Financial Engines, Inc. (a)	21,430	362,596
Franklin Resources, Inc.	120,760	13,777,508
GAMCO Investors, Inc. Class A	7,076	311,698
GFI Group, Inc.	80,788	374,856
Gleacher & Co., Inc. (a)	42,081	105,623

	Shares	Value
Goldman Sachs Group, Inc.	332,771	$ 51,958,864
Greenhill & Co., Inc.	21,924	1,642,985
HFF, Inc. (a)	8,433	78,090
International Assets Holding Corp. (a)(d)	6,495	148,281
Invesco Ltd.	344,767	7,495,235
Investment Technology Group, Inc. (a)	32,927	484,027
Janus Capital Group, Inc.	156,245	1,631,198
Jefferies Group, Inc. (d)	90,236	2,179,199
JMP Group, Inc.	3,457	24,164
KBW, Inc.	25,676	596,197
Knight Capital Group, Inc. Class A (a)(d)	70,244	923,006
LaBranche & Co., Inc. (a)(d)	68,828	207,861
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	2,328
Legg Mason, Inc.	115,225	3,758,640
MF Global Holdings Ltd. (a)(d)	91,290	716,627
Morgan Stanley	984,578	24,082,778
Northern Trust Corp.	190,065	9,560,270
optionsXpress Holdings, Inc. (d)	43,413	750,611
Paulson Capital Corp. (a)	3,105	2,981
Penson Worldwide, Inc. (a)(d)	22,876	111,406
Piper Jaffray Companies (a)(d)	16,738	501,638
Raymond James Financial, Inc. (d)	71,722	2,056,987
Safeguard Scientifics, Inc. (a)(d)	27,743	408,377
Sanders Morris Harris Group, Inc.	28,032	190,618
SEI Investments Co.	112,087	2,530,924
State Street Corp.	385,293	16,644,658
Stifel Financial Corp. (a)(d)	25,626	1,328,196
SWS Group, Inc.	28,138	146,318
T. Rowe Price Group, Inc.	200,843	11,715,172
TD Ameritrade Holding Corp.	196,622	3,291,452
Teton Advisors, Inc. (a)	106	673
TradeStation Group, Inc. (a)(d)	56,768	361,044
U.S. Global Investments, Inc. Class A	8,884	72,405
Virtus Investment Partners, Inc. (a)	4,523	202,630
Waddell & Reed Financial, Inc. Class A (d)	62,180	1,915,144
Westwood Holdings Group, Inc.	1,501	53,871
		233,597,616
Commercial Banks - 2.9%
1st Source Corp.	10,000	186,700
Alliance Financial Corp.	3,000	88,590
Ameris Bancorp	16,909	163,003
Arrow Financial Corp.	8,338	232,964
Associated Banc-Corp.	136,645	1,748,373
BancFirst Corp.	9,220	374,148
BancorpSouth, Inc.	71,921	924,185
BancTrust Financial Group, Inc. (a)(d)	4,882	12,254
Bank of Granite Corp. (a)(d)	15,998	9,919
Bank of Hawaii Corp.	36,570	1,583,481
Bank of the Ozarks, Inc. (d)	27,274	1,033,412
Banner Corp.	80,747	128,388
Bar Harbor Bankshares (d)	3,125	85,156
BB&T Corp.	534,461	12,399,495
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BCB Bancorp, Inc.	3,273	$ 30,112
BOK Financial Corp.	20,927	977,291
Boston Private Financial Holdings, Inc. (d)	58,029	311,616
Bryn Mawr Bank Corp.	2,149	36,082
Capital City Bank Group, Inc.	6,535	82,668
CapitalSource, Inc.	227,700	1,470,942
Capitol Bancorp Ltd. (a)(d)	7,732	5,722
Cardinal Financial Corp.	10,620	110,023
Cascade Bancorp (a)(d)	1,796	13,829
Cathay General Bancorp	49,559	669,542
Center Bancorp, Inc.	5,692	44,682
Central Pacific Financial Corp. (a)(d)	43,309	61,499
Chemical Financial Corp.	23,201	485,365
CIT Group, Inc. (a)	134,067	5,290,284
Citizens & Northern Corp.	10,210	152,231
Citizens Banking Corp., Michigan (a)	281,585	163,319
City Holding Co. (d)	25,793	827,182
City National Corp.	38,448	2,065,427
CoBiz, Inc. (d)	28,248	138,698
Columbia Banking Systems, Inc. (d)	23,838	415,735
Comerica, Inc.	134,819	4,919,545
Commerce Bancshares, Inc.	58,829	2,209,029
Community Bank System, Inc. (d)	31,618	761,361
Community Capital Corp. (a)	483	1,280
Community Trust Bancorp, Inc.	13,467	370,477
Cullen/Frost Bankers, Inc.	38,272	2,049,083
CVB Financial Corp. (d)	87,295	687,012
Danvers Bancorp, Inc.	15,691	239,288
East West Bancorp, Inc.	122,111	2,117,405
Eastern Virgina Bankshares, Inc.	955	3,553
Enterprise Financial Services Corp.	4,000	39,880
Fidelity Southern Corp.	3,616	24,697
Fifth Third Bancorp	634,171	7,578,343
Financial Institutions, Inc.	2,005	36,591
First Bancorp, North Carolina (d)	10,694	154,956
First Bancorp, Puerto Rico (a)(d)	61,810	14,834
First Busey Corp.	42,707	185,775
First Citizen Bancshares, Inc.	4,415	767,724
First Commonwealth Financial Corp.	70,774	438,799
First Community Bancshares, Inc.	8,000	110,960
First Financial Bancorp, Ohio	45,155	745,961
First Financial Bankshares, Inc.	21,774	1,053,208
First Financial Corp., Indiana	10,280	309,839
First Horizon National Corp. (a)(d)	163,017	1,560,073
First Interstate Bancsystem, Inc.	5,000	68,100
First M&F Corp.	2,524	9,490
First Merchants Corp.	29,096	241,206
First Midwest Bancorp, Inc., Delaware	63,633	596,241
First United Corp.	3,511	13,588
FirstMerit Corp.	83,421	1,453,611
FNB Corp., North Carolina (a)	2,866	860

	Shares	Value
FNB Corp., Pennsylvania	100,799	$ 884,007
Fulton Financial Corp.	155,049	1,341,174
Glacier Bancorp, Inc.	58,280	776,872
Great Southern Bancorp, Inc.	7,927	177,248
Green Bankshares, Inc. (a)(d)	8,074	21,477
Guaranty Bancorp (a)	16,227	20,771
Hancock Holding Co.	29,737	936,716
Hanmi Financial Corp. (a)(d)	244,842	224,789
Hawthorn Bancshares, Inc.	1,549	14,003
Heartland Financial USA, Inc.	8,001	128,576
Heritage Commerce Corp. (a)	7,114	26,322
Heritage Financial Corp., Washington (a)	1,630	22,364
Home Bancshares, Inc.	29,199	604,419
Hudson Valley Holding Corp.	6,330	125,334
Huntington Bancshares, Inc.	597,074	3,483,927
IBERIABANK Corp. (d)	22,732	1,145,920
Independent Bank Corp.	1,331	1,597
Independent Bank Corp., Massachusetts	30,181	733,096
Integra Bank Corp. (a)(d)	11,329	6,231
International Bancshares Corp.	45,000	774,000
Intervest Bancshares Corp. Class A (a)	7,165	15,691
Investors Bancorp, Inc. (a)	47,394	580,577
KeyCorp	668,536	5,034,076
Lakeland Bancorp, Inc. (d)	10,000	104,500
Lakeland Financial Corp.	8,000	167,280
M&T Bank Corp.	86,312	6,642,572
Macatawa Bank Corp. (a)(d)	13,284	33,077
MainSource Financial Group, Inc.	8,776	80,388
Marshall & Ilsley Corp.	431,599	2,067,359
MB Financial, Inc.	44,667	635,611
MBT Financial Corp. (a)(d)	1,800	2,826
Merchants Bancshares, Inc.	4,149	112,977
Metro Bancorp, Inc. (a)	8,799	88,430
Midsouth Bancorp, Inc.	4,009	53,961
Nara Bancorp, Inc. (a)	35,918	293,091
National Penn Bancshares, Inc.	140,507	942,802
NBT Bancorp, Inc.	34,869	774,092
NewBridge Bancorp (a)	8,389	34,730
North Valley Bancorp (a)	4,941	6,423
Northern States Financial Corp. (a)	1,314	1,800
Northrim Bancorp, Inc.	3,414	64,490
Old National Bancorp, Indiana	71,743	739,670
Old Second Bancorp, Inc. (d)	21,643	41,987
OmniAmerican Bancorp, Inc. (a)	8,000	98,720
Oriental Financial Group, Inc. (d)	23,277	270,013
Pacific Capital Bancorp (a)	1,640,921	361,003
Pacific Premier Bancorp, Inc. (a)	40	236
PacWest Bancorp (d)	37,815	642,855
Park National Corp.	10,079	680,937
Peoples Bancorp, Inc.	1,660	21,563
Peoples Financial Corp., Mississippi	3,102	38,806
Pinnacle Financial Partners, Inc. (a)(d)	34,998	344,030
PNC Financial Services Group, Inc.	409,530	22,053,191
Popular, Inc. (a)	690,414	1,988,392
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Preferred Bank, Los Angeles California (a)	6,582	$ 10,531
Premier Financial Bancorp, Inc.	134	824
Princeton National Bancorp, Inc. (d)	2,956	8,632
PrivateBancorp, Inc.	58,654	713,233
Prosperity Bancshares, Inc.	38,585	1,255,556
Regions Financial Corp.	986,867	5,309,344
Renasant Corp.	26,193	453,663
Republic Bancorp, Inc., Kentucky Class A (d)	21,178	434,361
Royal Bancshares of Pennsylvania, Inc. Class A (a)(d)	3,140	4,396
S&T Bancorp, Inc. (d)	33,224	651,855
S.Y. Bancorp, Inc.	7,621	182,294
Sandy Spring Bancorp, Inc.	14,605	247,847
SCBT Financial Corp.	12,206	377,287
Seacoast Banking Corp., Florida (a)(d)	15,254	18,305
Shore Bancshares, Inc.	3,440	33,609
Signature Bank, New York (a)(d)	34,658	1,523,219
Simmons First National Corp. Class A	12,739	370,068
Southside Bancshares, Inc.	10,593	221,606
Southwest Bancorp, Inc., Oklahoma	17,968	189,023
State Bancorp, Inc., New York	4,423	40,338
StellarOne Corp.	13,915	182,287
Sterling Bancorp, New York	19,177	180,072
Sterling Bancshares, Inc.	95,935	569,374
Sterling Financial Corp., Washington (a)(d)	491	7,856
Suffolk Bancorp	11,495	295,192
Sun Bancorp, Inc., New Jersey (a)(d)	3,985	16,498
SunTrust Banks, Inc.	391,780	9,151,981
Superior Bancorp (a)(d)	3,571	1,464
Susquehanna Bancshares, Inc., Pennsylvania	119,983	965,863
SVB Financial Group (a)(d)	33,142	1,489,070
Synovus Financial Corp. (d)	602,626	1,223,331
Taylor Capital Group, Inc. (a)(d)	9,945	123,616
TCF Financial Corp. (d)	104,758	1,425,756
Texas Capital Bancshares, Inc. (a)(d)	37,386	705,848
TIB Financial Corp. (a)(d)	2,277	569
TIB Financial Corp. rights 1/10/11 (a)	22,770	2,277
Tompkins Financial Corp. (d)	7,085	271,781
TowneBank (d)	21,000	324,240
Trico Bancshares (d)	14,031	202,467
Trustmark Corp.	48,414	1,033,155
U.S. Bancorp, Delaware	1,465,082	34,839,650
UMB Financial Corp.	26,040	971,292
Umpqua Holdings Corp. (d)	85,601	906,515
Union/First Market Bankshares Corp.	7,261	99,476
United Bankshares, Inc., West Virginia (d)	33,000	864,930

	Shares	Value
United Community Banks, Inc., Georgia (a)(d)	79,388	$ 121,464
Univest Corp. of Pennsylvania (d)	4,000	74,440
Valley National Bancorp	120,921	1,535,697
Virginia Commerce Bancorp, Inc. (a)(d)	31,207	176,944
VIST Financial Corp.	1,594	11,078
Washington Banking Co., Oak Harbor	6,532	83,544
Washington Trust Bancorp, Inc. (d)	8,654	181,647
Webster Financial Corp. (d)	50,087	826,436
Wells Fargo & Co.	3,784,096	102,965,252
WesBanco, Inc.	21,326	371,712
West Coast Bancorp (a)(d)	21,337	56,330
Westamerica Bancorp.	22,407	1,095,254
Western Alliance Bancorp. (a)(d)	56,306	347,408
Whitney Holding Corp. (d)	69,748	654,934
Wilmington Trust Corp., Delaware	66,212	259,551
Wilshire Bancorp, Inc. (d)	14,330	101,456
Wintrust Financial Corp. (d)	29,600	848,040
Zions Bancorporation (d)	129,868	2,525,933
		297,689,756
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	137,059
American Express Co.	818,139	35,359,968
Capital One Financial Corp.	349,146	12,998,706
Cardtronics, Inc. (a)	23,612	399,043
Cash America International, Inc. (d)	22,062	798,644
CompuCredit Holdings Corp.	12,844	77,064
Consumer Portfolio Services, Inc. (a)	2,866	2,522
Credit Acceptance Corp. (a)	4,022	249,646
Discover Financial Services	409,107	7,478,476
Dollar Financial Corp. (a)(d)	20,747	543,156
EZCORP, Inc. (non-vtg.) Class A (a)	38,049	957,313
First Cash Financial Services, Inc. (a)(d)	23,673	681,546
First Marblehead Corp. (a)(d)	60,351	123,116
Green Dot Corp. (d)	3,200	185,216
Nelnet, Inc. Class A	25,839	551,663
Netspend Holdings, Inc.	13,348	178,863
Rewards Network, Inc. (a)	939	12,911
SLM Corp. (a)	374,770	4,328,594
Student Loan Corp.	1,260	37,775
World Acceptance Corp. (a)(d)	17,760	782,506
		65,883,787
Diversified Financial Services - 3.1%
Asset Acceptance Capital Corp. (a)(d)	7,523	44,235
Asta Funding, Inc.	5,197	37,159
Bank of America Corp.	7,660,760	83,885,322
CBOE Holdings, Inc. (d)	9,477	225,458
Citigroup, Inc. (a)	18,310,442	76,903,856
CME Group, Inc.	50,894	14,660,526
Compass Diversified Holdings	11,783	195,598
Encore Capital Group, Inc. (a)	11,268	209,472
Interactive Brokers Group, Inc. (d)	41,838	767,309
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc. (a)	54,681	$ 6,162,549
JPMorgan Chase & Co.	3,064,155	114,538,114
Leucadia National Corp. (a)(d)	149,614	3,883,979
Life Partners Holdings, Inc. (d)	17,373	371,608
MarketAxess Holdings, Inc.	26,498	481,999
Marlin Business Services Corp. (a)	13,466	142,740
Medallion Financial Corp.	100	848
MicroFinancial, Inc.	100	409
Moody's Corp.	157,942	4,237,584
MSCI, Inc. Class A (a)(d)	87,922	2,994,623
NewStar Financial, Inc. (a)	20,000	168,800
NYSE Euronext	198,318	5,418,048
PHH Corp. (a)(d)	52,500	1,114,575
PICO Holdings, Inc. (a)(d)	19,316	551,472
Portfolio Recovery Associates, Inc. (a)	13,913	881,667
Resource America, Inc. Class A	2,747	16,537
The NASDAQ Stock Market, Inc. (a)	115,393	2,476,334
		320,370,821
Insurance - 4.0%
21st Century Holding Co.	1,486	4,815
ACE Ltd.	249,914	14,624,967
AFLAC, Inc.	363,586	18,724,679
Alleghany Corp.	5,797	1,746,346
Allied World Assurance Co. Holdings Ltd.	27,000	1,585,980
Allstate Corp.	379,494	11,047,070
American Equity Investment Life Holding Co.	59,688	655,374
American Financial Group, Inc.	55,143	1,696,750
American Independence Corp. (a)	587	2,818
American International Group, Inc. (a)(d)	89,156	3,681,251
American National Insurance Co.	12,119	963,703
Amerisafe, Inc. (a)(d)	26,805	495,624
Amtrust Financial Services, Inc. (d)	27,691	443,333
Aon Corp.	230,897	9,263,588
Arch Capital Group Ltd. (a)(d)	36,093	3,259,198
Argo Group International Holdings, Ltd.	30,409	1,121,484
Arthur J. Gallagher & Co.	78,096	2,192,936
Aspen Insurance Holdings Ltd.	52,864	1,527,770
Assurant, Inc.	85,940	3,031,104
Assured Guaranty Ltd.	133,163	2,265,103
Axis Capital Holdings Ltd.	88,537	3,128,898
Baldwin & Lyons, Inc. Class B	4,120	95,296
Berkshire Hathaway, Inc. Class B (a)	1,472,862	117,357,644
Brown & Brown, Inc.	92,624	2,118,311
Cincinnati Financial Corp.	111,984	3,375,758
Citizens, Inc. Class A (a)(d)	10,251	71,757
CNA Financial Corp. (a)	15,858	409,454
CNA Surety Corp. (a)	10,202	239,747
CNO Financial Group, Inc. (a)(d)	192,391	1,125,487
Crawford & Co. Class B (a)(d)	12,173	35,910

	Shares	Value
Delphi Financial Group, Inc. Class A	36,189	$ 929,334
Donegal Group, Inc. Class A	4,000	59,480
eHealth, Inc. (a)(d)	26,465	398,298
EMC Insurance Group	5,875	130,895
Employers Holdings, Inc.	42,267	682,612
Endurance Specialty Holdings Ltd.	38,455	1,696,250
Enstar Group Ltd. (a)(d)	5,811	482,313
Erie Indemnity Co. Class A	22,876	1,440,273
Everest Re Group Ltd.	41,456	3,461,161
FBL Financial Group, Inc. Class A	15,106	403,632
Fidelity National Financial, Inc. Class A	162,508	2,193,858
First Acceptance Corp. (a)	4,717	8,868
First American Financial Corp.	116,084	1,644,910
First Mercury Financial Corp. (d)	26,399	432,416
Flagstone Reinsurance Holdings Ltd.	22,474	257,327
FPIC Insurance Group, Inc. (a)(d)	16,239	600,518
Genworth Financial, Inc. Class A (a)	354,762	4,136,525
Global Indemnity PLC (a)	15,947	305,863
Greenlight Capital Re, Ltd. (a)(d)	18,783	525,548
Hanover Insurance Group, Inc.	33,881	1,534,132
Harleysville Group, Inc.	9,568	340,525
Hartford Financial Services Group, Inc.	328,134	7,304,263
HCC Insurance Holdings, Inc.	77,000	2,162,160
Hilltop Holdings, Inc. (a)	49,607	488,133
Horace Mann Educators Corp.	44,112	720,349
Independence Holding Co.	2,923	22,624
Infinity Property & Casualty Corp.	15,555	897,990
Investors Title Co.	1,263	38,547
Kansas City Life Insurance Co.	1,314	41,168
Lincoln National Corp.	241,573	5,768,763
Loews Corp.	258,416	9,667,343
Maiden Holdings Ltd.	60,916	458,697
Markel Corp. (a)(d)	7,835	2,769,594
Marsh & McLennan Companies, Inc.	425,669	10,675,779
MBIA, Inc. (a)(d)	134,421	1,342,866
Meadowbrook Insurance Group, Inc.	54,430	514,908
Mercury General Corp.	16,723	718,086
MetLife, Inc.	445,019	16,977,475
Montpelier Re Holdings Ltd. (d)	72,173	1,420,365
National Financial Partners Corp. (a)(d)	44,490	523,202
National Security Group, Inc.	1,845	23,487
National Western Life Insurance Co. Class A	1,133	188,905
Navigators Group, Inc. (a)(d)	12,414	614,369
Old Republic International Corp. (d)	185,028	2,342,454
OneBeacon Insurance Group Ltd.	23,931	350,111
PartnerRe Ltd.	55,614	4,310,085
Phoenix Companies, Inc. (a)(d)	71,358	163,410
Platinum Underwriters Holdings Ltd.	38,282	1,654,931
Presidential Life Corp.	6,351	58,874
Primerica, Inc.	14,313	323,331
Principal Financial Group, Inc.	232,192	6,324,910
ProAssurance Corp. (a)	25,095	1,486,377
Progressive Corp.	477,316	9,708,607
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	64,249	$ 1,511,136
Prudential Financial, Inc.	359,761	18,232,687
Reinsurance Group of America, Inc.	53,394	2,665,962
RenaissanceRe Holdings Ltd.	44,781	2,699,399
RLI Corp.	15,165	879,267
Safety Insurance Group, Inc.	17,332	811,311
SeaBright Insurance Holdings, Inc.	44,303	389,423
Selective Insurance Group, Inc.	40,110	661,815
StanCorp Financial Group, Inc.	43,542	1,811,347
State Auto Financial Corp.	7,238	113,926
Stewart Information Services Corp. (d)	24,933	265,287
Symetra Financial Corp.	66,009	798,709
The Chubb Corp.	239,362	13,646,028
The Travelers Companies, Inc.	358,775	19,370,262
Torchmark Corp.	64,339	3,697,562
Tower Group, Inc.	37,952	976,125
Transatlantic Holdings, Inc.	43,978	2,225,287
Unico American Corp.	4,102	37,451
United Fire & Casualty Co.	23,328	483,823
Unitrin, Inc.	41,693	986,456
Universal Insurance Holdings, Inc.	18,086	88,079
Unum Group	259,177	5,569,714
Validus Holdings Ltd.	56,912	1,662,400
W.R. Berkley Corp.	98,803	2,637,052
Wesco Financial Corp.	559	202,498
White Mountains Insurance Group Ltd.	6,545	2,078,038
XL Capital Ltd. Class A	242,040	4,758,506
		407,278,606
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust (SBI) (d)	35,164	642,095
Agree Realty Corp.	8,779	245,373
Alexanders, Inc.	2,552	983,745
Alexandria Real Estate Equities, Inc. (d)	29,232	1,951,236
AMB Property Corp. (SBI) (d)	122,264	3,567,664
American Campus Communities, Inc. (d)	48,771	1,533,360
American Capital Agency Corp.	30,515	894,700
Annaly Capital Management, Inc. (d)	496,310	9,027,879
Anworth Mortgage Asset Corp. (d)	145,796	1,011,824
Apartment Investment & Management Co. Class A	90,540	2,183,825
Apollo Commercial Real Estate Finance, Inc.	13,835	227,171
Arbor Realty Trust, Inc. (a)	16,496	87,099
Ashford Hospitality Trust, Inc. (a)(d)	78,987	742,478
Associated Estates Realty Corp. (d)	30,533	456,468
AvalonBay Communities, Inc.	61,734	6,811,112
BioMed Realty Trust, Inc.	99,284	1,750,377
Boston Properties, Inc.	105,640	8,852,632
Brandywine Realty Trust (SBI)	94,156	1,041,365
BRE Properties, Inc.	46,920	2,020,844
BRT Realty Trust	6,477	42,943

	Shares	Value
Camden Property Trust (SBI) (d)	46,590	$ 2,379,351
Capital Trust, Inc. Class A (a)(d)	10,158	12,190
CapLease, Inc.	36,578	223,126
Capstead Mortgage Corp.	62,067	729,287
CBL & Associates Properties, Inc. (d)	122,516	2,021,514
Cedar Shopping Centers, Inc.	41,816	253,405
Chesapeake Lodging Trust	21,388	406,800
Chimera Investment Corp.	780,032	3,120,128
Cogdell Spencer, Inc.	25,084	143,480
Cohen & Co., Inc.	8,005	36,023
Colonial Properties Trust (SBI)	71,025	1,278,450
Colony Financial, Inc.	9,187	177,217
CommonWealth REIT	55,801	1,396,699
Corporate Office Properties Trust (SBI) (d)	50,620	1,716,524
Cousins Properties, Inc.	71,987	534,144
Crexus Investment Corp.	10,069	127,272
Cypress Sharpridge Investments, Inc.	33,016	450,668
DCT Industrial Trust, Inc. (d)	180,385	891,102
Developers Diversified Realty Corp.	147,197	1,888,538
DiamondRock Hospitality Co. (d)	107,551	1,132,512
Digital Realty Trust, Inc.	61,332	3,221,157
Douglas Emmett, Inc.	104,380	1,743,146
Duke Realty LP	196,312	2,184,953
DuPont Fabros Technology, Inc. (d)	45,229	1,021,723
EastGroup Properties, Inc. (d)	28,128	1,121,463
Education Realty Trust, Inc.	39,031	286,488
Entertainment Properties Trust (SBI)	30,292	1,402,520
Equity Lifestyle Properties, Inc.	24,571	1,323,885
Equity One, Inc. (d)	19,708	341,145
Equity Residential (SBI)	219,340	10,962,613
Essex Property Trust, Inc. (d)	22,071	2,446,350
Excel Trust, Inc.	35,087	405,606
Extra Space Storage, Inc.	77,216	1,237,000
Federal Realty Investment Trust (SBI)	44,198	3,420,483
FelCor Lodging Trust, Inc. (a)(d)	96,391	571,599
First Industrial Realty Trust, Inc. (a)(d)	40,295	306,645
First Potomac Realty Trust	52,304	823,265
Franklin Street Properties Corp.	67,924	871,465
General Growth Properties, Inc.	323,333	5,234,761
Getty Realty Corp. (d)	26,651	794,466
Gladstone Commercial Corp.	1,075	19,888
Glimcher Realty Trust	64,546	527,986
Government Properties Income Trust	20,727	531,648
Gramercy Capital Corp. (a)(d)	15,559	28,317
Hatteras Financial Corp. (d)	31,408	973,020
HCP, Inc.	230,729	7,597,906
Health Care REIT, Inc.	88,741	4,106,933
Healthcare Realty Trust, Inc.	50,617	1,044,735
Hersha Hospitality Trust	112,204	687,811
Highwoods Properties, Inc. (SBI) (d)	47,000	1,433,970
Home Properties, Inc. (d)	27,042	1,449,181
Hospitality Properties Trust (SBI)	88,919	1,966,888
Host Hotels & Resorts, Inc.	510,209	8,408,244
Inland Real Estate Corp.	68,617	583,245
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Invesco Mortgage Capital, Inc.	29,935	$ 675,932
Investors Real Estate Trust	81,254	719,098
iStar Financial, Inc. (a)(d)	83,192	452,564
Kilroy Realty Corp. (d)	46,235	1,577,538
Kimco Realty Corp.	294,029	4,898,523
Kite Realty Group Trust	25,000	125,500
LaSalle Hotel Properties (SBI)	49,295	1,173,221
Lexington Corporate Properties Trust (d)	126,084	989,759
Liberty Property Trust (SBI)	82,573	2,587,838
LTC Properties, Inc.	31,300	844,787
Mack-Cali Realty Corp.	54,500	1,730,375
Medical Properties Trust, Inc.	102,197	1,071,025
MFA Financial, Inc.	225,363	1,836,708
Mid-America Apartment Communities, Inc. (d)	25,168	1,544,560
Mission West Properties, Inc.	21,235	138,665
Monmouth Real Estate Investment Corp. Class A	6,448	52,422
MPG Office Trust, Inc. (a)	45,085	103,245
National Health Investors, Inc. (d)	21,217	933,548
National Retail Properties, Inc. (d)	52,876	1,375,305
Nationwide Health Properties, Inc.	85,185	3,070,919
NorthStar Realty Finance Corp.	106,156	449,040
Omega Healthcare Investors, Inc. (d)	63,998	1,350,998
One Liberty Properties, Inc.	13,099	200,546
Parkway Properties, Inc.	34,871	554,100
Pebblebrook Hotel Trust (a)	28,263	529,649
Pennsylvania Real Estate Investment Trust (SBI)	63,690	855,357
Pennymac Mortgage Investment Trust	24,813	441,671
Piedmont Office Realty Trust, Inc. Class A	46,715	929,161
Plum Creek Timber Co., Inc. (d)	119,050	4,290,562
Post Properties, Inc.	42,576	1,450,564
Potlatch Corp. (d)	30,259	958,605
ProLogis Trust	427,897	5,566,940
PS Business Parks, Inc.	15,160	785,591
Public Storage	106,425	10,280,655
RAIT Financial Trust (SBI) (a)(d)	74,227	119,505
Ramco-Gershenson Properties Trust (SBI)	27,394	315,031
Rayonier, Inc.	56,000	2,853,760
Realty Income Corp.	72,902	2,482,313
Redwood Trust, Inc.	46,714	646,055
Regency Centers Corp.	56,426	2,297,667
Resource Capital Corp. (d)	19,474	129,892
Sabra Health Care REIT, Inc.	17,671	301,291
Saul Centers, Inc.	10,424	443,750
Senior Housing Properties Trust (SBI)	80,372	1,794,707
Simon Property Group, Inc.	225,091	22,171,464
SL Green Realty Corp.	57,413	3,754,810
Sovran Self Storage, Inc.	25,331	912,676
Starwood Property Trust, Inc.	32,660	651,894

	Shares	Value
Strategic Hotel & Resorts, Inc. (a)	97,265	$ 454,228
Sun Communities, Inc.	32,457	1,075,625
Sunstone Hotel Investors, Inc. (a)(d)	91,009	866,406
Tanger Factory Outlet Centers, Inc.	33,666	1,615,295
Taubman Centers, Inc.	41,298	2,004,192
Terreno Realty Corp.	12,752	226,348
The Macerich Co.	95,345	4,418,287
Transcontinental Realty Investors, Inc. (a)	600	5,160
U-Store-It Trust	59,670	493,471
UDR, Inc. (d)	124,295	2,771,779
UMH Properties, Inc.	5,458	52,506
Universal Health Realty Income Trust (SBI) (d)	9,854	345,580
Urstadt Biddle Properties, Inc.	365	5,782
Urstadt Biddle Properties, Inc. Class A (d)	30,152	554,797
Ventas, Inc.	115,251	5,908,919
Vornado Realty Trust	135,406	11,046,421
Walter Investment Management Corp.	14,410	248,573
Washington (REIT) (SBI)	40,563	1,244,473
Weingarten Realty Investors (SBI)	90,424	2,143,049
Weyerhaeuser Co.	389,684	6,503,826
Winthrop Realty Trust	9,255	110,782
		267,588,410
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc. (a)	1,964	38,514
Brookfield Properties Corp. (d)	214,355	3,472,359
Campus Crest Communities, Inc.	22,696	286,197
CB Richard Ellis Group, Inc. Class A (a)	234,337	4,496,927
Consolidated-Tomoka Land Co.	2,829	79,212
Coresite Realty Corp.	10,000	128,800
Forest City Enterprises, Inc. Class A (a)(d)	93,347	1,432,876
Forestar Group, Inc. (a)(d)	26,562	478,647
Grubb & Ellis Co. (a)(d)	43,653	50,201
Howard Hughes Corp. (a)	24,900	1,015,173
Hudson Pacific Properties, Inc.	10,000	152,600
Jones Lang LaSalle, Inc. (d)	30,032	2,397,154
Kennedy-Wilson Holdings, Inc. (a)(d)	24,000	234,960
Maui Land & Pineapple, Inc. (a)	300	1,206
Tejon Ranch Co. (a)(d)	13,194	319,163
The St. Joe Co. (a)(d)	69,658	1,225,981
Thomas Properties Group, Inc. (a)(d)	17,236	73,942
		15,883,912
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc. (a)(d)	23,617	20,783
Astoria Financial Corp.	81,000	975,240
Bank Mutual Corp. (d)	51,972	238,032
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	2,150	1,505
BankFinancial Corp.	10,309	96,183
BCSB Bancorp, Inc. (a)	1,892	19,412
Beneficial Mutual Bancorp, Inc. (a)	40,486	314,576
Berkshire Hills Bancorp, Inc.	10,481	210,354
BofI Holding, Inc. (a)(d)	10,143	136,728
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Brookline Bancorp, Inc., Delaware (d)	88,886	$ 873,749
Camco Financial Corp. (a)	404	509
Capitol Federal Financial	24,959	582,793
CFS Bancorp, Inc.	800	4,200
Citizens South Banking Corp., Delaware	4,679	21,196
Clifton Savings Bancorp, Inc.	17,436	164,945
Dime Community Bancshares, Inc. (d)	60,349	823,764
Doral Financial Corp. (a)(d)	1,074	1,514
ESB Financial Corp.	6,022	84,910
ESSA Bancorp, Inc.	5,000	65,750
Farmer Mac Class C (non-vtg.) (d)	7,000	97,720
First Defiance Financial Corp. (a)	3,662	43,321
First Financial Holdings, Inc.	7,180	78,908
First Financial Service Corp. (a)	2,933	12,407
First Niagara Financial Group, Inc.	148,956	1,844,820
First Place Financial Corp. (a)	7,637	16,343
Flagstar Bancorp, Inc. (a)	31,445	38,992
Flushing Financial Corp.	20,484	274,486
Guaranty Federal Bancshares, Inc. (a)	1,075	4,838
HF Financial Corp.	3,182	34,525
Hingham Institution for Savings	1,751	75,030
Hudson City Bancorp, Inc.	360,405	4,090,597
Indiana Community Bancorp	2,634	38,957
Kaiser Federal Financial Group, Inc.	8,000	77,280
MGIC Investment Corp. (a)(d)	143,468	1,222,347
NASB Financial, Inc. (d)	1,400	18,004
New York Community Bancorp, Inc. (d)	331,420	5,567,856
NewAlliance Bancshares, Inc. (d)	85,443	1,139,810
Northwest Bancshares, Inc.	45,192	463,670
OceanFirst Financial Corp.	6,806	82,148
Ocwen Financial Corp. (a)(d)	53,024	466,611
Oritani Financial Corp.	20,088	225,588
Parkvale Financial Corp.	597	4,651
People's United Financial, Inc.	298,295	3,695,875
Provident Financial Holdings, Inc.	1,612	10,800
Provident Financial Services, Inc. (d)	57,975	798,896
Provident New York Bancorp	51,443	482,021
PVF Capital Corp. (a)	13,862	25,645
Radian Group, Inc.	81,094	574,956
Riverview Bancorp, Inc. (a)	7,997	18,873
TF Financial Corp.	1,890	41,278
TFS Financial Corp.	93,938	768,413
The PMI Group, Inc. (a)(d)	54,204	169,116
Timberland Bancorp, Inc.	5,856	21,609
Tree.com, Inc. (a)(d)	3,810	28,918
Trustco Bank Corp., New York	84,969	476,676
United Community Financial Corp., Ohio (a)	12,927	15,900
ViewPoint Financial Group	18,834	197,569
Washington Federal, Inc.	92,827	1,370,127

	Shares	Value
Westfield Financial, Inc.	33,627	$ 276,414
WSFS Financial Corp.	6,113	265,916
		29,794,054
TOTAL FINANCIALS		1,638,086,962
HEALTH CARE - 11.2%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)(d)	237	571
Acadia Pharmaceuticals, Inc. (a)	22,950	15,377
Achillion Pharmaceuticals, Inc. (a)	33,302	95,244
Acorda Therapeutics, Inc. (a)	30,000	790,500
ADVENTRX Pharmaceuticals, Inc. (a)(d)	16,006	31,692
Affymax, Inc. (a)(d)	12,533	84,723
Alexion Pharmaceuticals, Inc. (a)	68,492	5,236,213
Alkermes, Inc. (a)(d)	76,000	796,480
Allos Therapeutics, Inc. (a)(d)	86,420	350,865
Alnylam Pharmaceuticals, Inc. (a)(d)	32,109	293,797
AMAG Pharmaceuticals, Inc. (a)(d)	17,373	272,582
Amgen, Inc. (a)	738,930	38,934,222
Amylin Pharmaceuticals, Inc. (a)(d)	103,288	1,323,636
Anadys Pharmaceuticals, Inc. (a)	20,000	21,400
Anthera Pharmaceuticals, Inc.	14,176	77,543
Antigenics, Inc. (a)(d)	5,388	4,795
Arena Pharmaceuticals, Inc. (a)(d)	85,575	124,084
ARIAD Pharmaceuticals, Inc. (a)	98,283	396,080
ArQule, Inc. (a)(d)	4,060	22,046
Array Biopharma, Inc. (a)(d)	66,004	211,873
AVEO Pharmaceuticals, Inc.	23,886	353,035
AVI BioPharma, Inc. (a)	131,618	242,177
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	33,140	163,712
Biogen Idec, Inc. (a)	181,936	11,638,446
BioMarin Pharmaceutical, Inc. (a)(d)	85,226	2,307,920
Biosante Pharmaceuticals, Inc. (a)	18,904	27,789
BioTime, Inc. (a)(d)	13,700	109,600
Capstone Therapeutics Corp. (a)	7,445	6,924
Cardium Therapeutics, Inc. (a)(d)	215,329	99,051
Cel-Sci Corp. (a)(d)	266,957	193,010
Celera Corp. (a)(d)	65,299	370,245
Celgene Corp. (a)	357,606	21,234,644
Cell Therapeutics, Inc. (a)(d)	522,189	203,654
Celldex Therapeutics, Inc. (a)(d)	34,480	143,092
Cephalon, Inc. (a)(d)	55,103	3,498,489
Cepheid, Inc. (a)(d)	45,427	894,458
Chelsea Therapeutics International Ltd. (a)(d)	26,240	142,483
Clinical Data, Inc. (a)(d)	12,781	233,637
Codexis, Inc. (a)(d)	10,255	96,602
Cubist Pharmaceuticals, Inc. (a)(d)	45,855	995,512
Curis, Inc. (a)	60,335	101,363
Cyclacel Pharmaceuticals, Inc. (a)(d)	39,932	73,076
Cytokinetics, Inc. (a)	14,366	31,749
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cytori Therapeutics, Inc. (a)(d)	29,925	$ 134,363
CytRx Corp. (a)(d)	78,079	81,202
Dendreon Corp. (a)	108,354	3,872,572
Discovery Laboratories, Inc. (a)	3,800	760
Dyax Corp. (a)(d)	67,938	153,540
Dynavax Technologies Corp. (a)(d)	152,859	305,718
Emergent BioSolutions, Inc. (a)	21,536	394,540
EntreMed, Inc. (a)	336	2,429
Enzon Pharmaceuticals, Inc. (a)(d)	50,521	561,794
Exact Sciences Corp. (a)(d)	16,088	95,563
Exelixis, Inc. (a)(d)	113,877	659,348
Genomic Health, Inc. (a)	11,085	204,518
GenVec, Inc. (a)	94,694	45,453
Genzyme Corp. (a)	200,224	14,259,953
Geron Corp. (a)(d)	84,098	481,882
Gilead Sciences, Inc. (a)	660,111	24,094,052
GTx, Inc. (a)(d)	15,000	43,500
Halozyme Therapeutics, Inc. (a)(d)	76,820	531,594
Hemispherx Biopharma, Inc. (a)(d)	94,845	46,484
Human Genome Sciences, Inc. (a)(d)	138,011	3,385,410
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	17,153
Idera Pharmaceuticals, Inc. (a)	9,000	22,320
ImmunoGen, Inc. (a)(d)	67,288	559,836
Immunomedics, Inc. (a)(d)	63,727	200,740
Incyte Corp. (a)(d)	95,742	1,389,216
Infinity Pharmaceuticals, Inc. (a)	53	333
Insmed, Inc. (a)	80,031	57,622
InterMune, Inc. (a)	36,812	462,359
Ironwood Pharmaceuticals, Inc. Class A	29,634	316,787
Isis Pharmaceuticals, Inc. (a)(d)	74,678	704,587
Keryx Biopharmaceuticals, Inc. (a)(d)	76,871	419,716
Lexicon Pharmaceuticals, Inc. (a)(d)	155,502	211,483
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)	19,491	164,504
MannKind Corp. (a)(d)	62,676	393,605
Marina Biotech, Inc. (a)(d)	6,369	11,273
Martek Biosciences (a)(d)	37,649	828,278
Maxygen, Inc.	29,687	192,075
Medivation, Inc. (a)	28,094	318,305
Metabolix, Inc. (a)(d)	16,896	173,015
Micromet, Inc. (a)	59,134	429,313
Momenta Pharmaceuticals, Inc. (a)(d)	30,314	462,289
Myrexis, Inc. (a)	80,016	298,460
Myriad Genetics, Inc. (a)(d)	72,648	1,564,111
Nabi Biopharmaceuticals (a)	40,817	212,248
Neurocrine Biosciences, Inc. (a)(d)	48,689	354,456
Novavax, Inc. (a)	92,577	206,447
NPS Pharmaceuticals, Inc. (a)	78,167	485,417
Omeros Corp. (a)(d)	5,151	41,775
OncoGenex Pharmaceuticals, Inc. (a)	4,200	67,452

	Shares	Value
Oncothyreon, Inc. (a)(d)	20,000	$ 66,600
ONYX Pharmaceuticals, Inc. (a)(d)	45,962	1,353,581
Orchid Cellmark, Inc. (a)	3,164	5,126
OREXIGEN Therapeutics, Inc. (a)(d)	39,620	206,420
Osiris Therapeutics, Inc. (a)(d)	16,000	104,960
Oxygen Biotherapeutics, Inc. (a)	31,947	68,686
PDL BioPharma, Inc. (d)	65,780	380,208
Peregrine Pharmaceuticals, Inc. (a)	1,667	2,567
Pharmacyclics, Inc. (a)	26,224	142,134
Pharmasset, Inc. (a)(d)	20,687	896,161
Poniard Pharmaceuticals, Inc. (a)	83,966	30,480
Progenics Pharmaceuticals, Inc. (a)(d)	24,778	117,696
PROLOR Biotech, Inc. (a)(d)	30,000	210,600
Regeneron Pharmaceuticals, Inc. (a)(d)	51,359	1,480,166
Repligen Corp. (a)	6,096	22,677
Rigel Pharmaceuticals, Inc. (a)(d)	54,426	434,319
Sangamo Biosciences, Inc. (a)(d)	43,327	201,904
Savient Pharmaceuticals, Inc. (a)(d)	51,925	613,234
SciClone Pharmaceuticals, Inc. (a)(d)	18,280	68,367
Seattle Genetics, Inc. (a)(d)	65,830	994,033
SIGA Technologies, Inc. (a)(d)	17,357	218,698
Spectrum Pharmaceuticals, Inc. (a)	33,764	150,250
StemCells, Inc. (a)(d)	170,386	180,609
Sunesis Pharmaceuticals, Inc. (a)	92,680	36,507
Talecris Biotherapeutics Holdings Corp. (a)	41,905	909,339
Targacept, Inc. (a)	8,250	174,900
Telik, Inc. (a)	13,264	9,550
Theravance, Inc. (a)(d)	50,642	1,265,037
Trimeris, Inc. (a)(d)	16,866	42,671
United Therapeutics Corp. (a)(d)	38,484	2,421,798
Vanda Pharmaceuticals, Inc. (a)(d)	33,405	269,244
Vertex Pharmaceuticals, Inc. (a)(d)	154,718	5,125,807
Vical, Inc. (a)(d)	26,845	52,616
XOMA Ltd. (a)	17,722	42,178
Zalicus, Inc. (a)	78,719	92,888
ZIOPHARM Oncology, Inc. (a)(d)	18,000	73,980
		170,630,232
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)(d)	27,094	731,538
Abiomed, Inc. (a)(d)	42,289	485,478
Accuray, Inc. (a)	40,848	244,271
Alere, Inc. (a)(d)	59,028	1,883,583
Align Technology, Inc. (a)(d)	51,536	901,365
Alphatec Holdings, Inc. (a)(d)	42,809	96,320
American Medical Systems Holdings, Inc. (a)(d)	51,602	925,224
Analogic Corp.	10,743	499,227
Angiodynamics, Inc. (a)	30,684	428,655
ArthroCare Corp. (a)	17,120	518,394
Atrion Corp.	239	39,229
Baxter International, Inc.	447,569	21,729,475
Beckman Coulter, Inc. (d)	50,507	2,763,238
Becton, Dickinson & Co.	168,895	13,161,987
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
BioLase Technology, Inc. (a)	4,009	$ 6,134
Boston Scientific Corp. (a)(d)	1,129,583	7,251,923
C. R. Bard, Inc.	68,458	5,808,661
Cantel Medical Corp. (d)	25,300	510,807
Cardiac Science Corp. (a)	18,171	41,975
CareFusion Corp. (a)	129,533	2,962,420
Cerus Corp. (a)(d)	7,762	18,706
Conceptus, Inc. (a)	31,351	412,266
CONMED Corp. (a)(d)	22,708	488,449
Cooper Companies, Inc. (d)	33,367	1,785,135
Covidien PLC	374,761	15,766,195
Cryolife, Inc. (a)	24,384	137,526
Cutera, Inc. (a)(d)	17,971	125,977
Cyberonics, Inc. (a)(d)	30,265	813,221
Cynosure, Inc. Class A (a)	4,942	46,850
Delcath Systems, Inc. (a)(d)	66,496	668,950
DENTSPLY International, Inc.	110,548	3,418,144
DexCom, Inc. (a)(d)	35,872	404,457
Edwards Lifesciences Corp. (a)(d)	85,388	5,666,348
Exactech, Inc. (a)	2,735	48,738
Fonar Corp. (a)(d)	837	1,122
Gen-Probe, Inc. (a)(d)	36,069	1,870,538
Greatbatch, Inc. (a)(d)	25,965	568,893
Haemonetics Corp. (a)(d)	19,792	1,163,572
Hill-Rom Holdings, Inc.	45,296	1,792,816
Hologic, Inc. (a)	193,074	3,166,414
Hospira, Inc. (a)	126,490	7,116,327
ICU Medical, Inc. (a)(d)	20,176	739,450
IDEXX Laboratories, Inc. (a)(d)	43,890	2,818,177
Immucor, Inc. (a)(d)	49,842	915,598
Insulet Corp. (a)(d)	22,491	305,203
Integra LifeSciences Holdings Corp. (a)	16,514	716,212
Intuitive Surgical, Inc. (a)(d)	29,631	7,712,653
Invacare Corp. (d)	33,053	892,100
IRIS International, Inc. (a)	23,799	223,473
IVAX Diagnostics, Inc. (a)	3,600	2,016
Kensey Nash Corp. (a)(d)	21,899	594,339
Kewaunee Scientific Corp.	1,601	19,852
Kinetic Concepts, Inc. (a)	45,747	1,816,613
Mako Surgical Corp. (a)(d)	14,468	165,948
Masimo Corp.	37,353	1,152,714
Medical Action Industries, Inc. (a)	15,016	119,527
Medtronic, Inc.	843,228	28,273,435
MELA Sciences, Inc. (a)(d)	37,474	133,407
Meridian Bioscience, Inc.	41,244	916,442
Merit Medical Systems, Inc. (a)	27,493	418,993
Misonix, Inc. (a)	3,000	7,230
Natus Medical, Inc. (a)(d)	28,650	368,439
Neogen Corp. (a)(d)	25,894	961,962
NuVasive, Inc. (a)(d)	32,642	762,517
NxStage Medical, Inc. (a)	36,056	780,252

	Shares	Value
OraSure Technologies, Inc. (a)	23,767	$ 124,777
Orthofix International NV (a)	19,109	519,574
Orthovita, Inc. (a)(d)	22,597	44,968
OTIX Global, Inc. (a)	788	8,676
Palomar Medical Technologies, Inc. (a)(d)	10,806	134,535
Quidel Corp. (a)(d)	40,094	529,642
ResMed, Inc. (a)(d)	115,318	3,684,410
Retractable Technologies, Inc. (a)	6,105	9,463
RTI Biologics, Inc. (a)	25,405	68,848
Sirona Dental Systems, Inc. (a)(d)	36,788	1,390,219
SonoSite, Inc. (a)(d)	22,115	671,854
St. Jude Medical, Inc. (a)(e)	252,274	9,760,481
Staar Surgical Co. (a)	3,978	21,282
Stereotaxis, Inc. (a)(d)	28,535	98,446
Steris Corp. (d)	38,336	1,319,142
Stryker Corp.	230,727	11,557,115
SurModics, Inc. (a)	22,713	210,095
Symmetry Medical, Inc. (a)(d)	34,161	279,095
Synovis Life Technologies, Inc. (a)	11,000	177,650
Teleflex, Inc.	26,627	1,329,752
The Spectranetics Corp. (a)(d)	20,955	102,470
Theragenics Corp. (a)	1,300	1,807
ThermoGenesis Corp. (a)	18,430	51,051
Thoratec Corp. (a)	44,317	1,128,089
TomoTherapy, Inc. (a)	19,200	67,200
Unilife Corp. (a)(d)	35,000	190,050
Urologix, Inc. (a)(d)	3,800	2,795
Varian Medical Systems, Inc. (a)(d)	94,140	6,197,236
Vermillion, Inc. (a)	6,106	29,248
Volcano Corp. (a)(d)	43,320	1,150,146
West Pharmaceutical Services, Inc.	24,982	947,317
Wright Medical Group, Inc. (a)(d)	34,533	455,490
Young Innovations, Inc.	2,508	75,792
Zimmer Holdings, Inc. (a)(d)	154,413	7,606,384
Zoll Medical Corp. (a)(d)	21,697	725,114
		207,957,313
Health Care Providers & Services - 2.2%
Accretive Health, Inc.	7,359	100,745
Aetna, Inc.	318,137	9,423,218
Air Methods Corp. (a)(d)	15,951	785,268
Alliance Healthcare Services, Inc. (a)(d)	54,441	204,154
Almost Family, Inc. (a)(d)	11,554	409,474
Amedisys, Inc. (a)(d)	19,150	543,477
America Service Group, Inc.	11,000	161,480
American Dental Partners, Inc. (a)(d)	4,710	58,169
AMERIGROUP Corp. (a)(d)	36,273	1,560,827
AmerisourceBergen Corp.	213,472	6,585,611
AMN Healthcare Services, Inc. (a)(d)	43,361	242,822
AmSurg Corp. (a)(d)	29,663	545,206
Animal Health International, Inc. (a)	5,300	13,250
Assisted Living Concepts, Inc. Class A (a)	9,800	296,156
Bio-Reference Laboratories, Inc. (a)(d)	37,128	778,574
BioScrip, Inc. (a)(d)	35,637	143,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc. (a)(d)	68,800	$ 1,315,456
Capital Senior Living Corp. (a)	30,965	196,318
Cardinal Health, Inc.	276,959	9,854,201
CardioNet, Inc. (a)(d)	39,738	160,542
Catalyst Health Solutions, Inc. (a)	30,014	1,288,201
Centene Corp. (a)(d)	37,731	877,246
Chemed Corp.	16,597	1,011,421
Chindex International, Inc. (a)(d)	10,687	162,763
CIGNA Corp.	207,523	7,638,922
Clarient, Inc. (a)(d)	16,396	81,980
Community Health Systems, Inc. (a)(d)	69,851	2,225,453
Continucare Corp. (a)	25,320	119,510
Corvel Corp. (a)(d)	3,766	172,069
Coventry Health Care, Inc. (a)	104,184	2,637,939
Cross Country Healthcare, Inc. (a)(d)	33,894	260,306
DaVita, Inc. (a)	76,495	5,561,187
Emdeon, Inc. Class A (a)	33,960	423,481
Emergency Medical Services Corp. Class A (a)	25,548	1,265,648
Emeritus Corp. (a)(d)	15,349	276,742
Express Scripts, Inc. (a)	389,468	20,287,388
Five Star Quality Care, Inc. (a)	28,197	181,025
Genoptix, Inc. (a)	34,019	580,704
Gentiva Health Services, Inc. (a)(d)	28,072	645,095
Hanger Orthopedic Group, Inc. (a)(d)	31,595	605,992
Health Management Associates, Inc. Class A (a)	199,688	1,779,220
Health Net, Inc. (a)	75,662	2,042,874
HealthSouth Corp. (a)(d)	66,911	1,204,398
Healthspring, Inc. (a)	40,674	1,091,283
Healthways, Inc. (a)(d)	39,343	379,660
Henry Schein, Inc. (a)(d)	70,932	4,073,625
HMS Holdings Corp. (a)(d)	21,930	1,381,809
Hooper Holmes, Inc. (a)	7,290	4,739
Humana, Inc. (a)	128,567	7,204,895
IPC The Hospitalist Co., Inc. (a)	26,472	858,222
Kindred Healthcare, Inc. (a)(d)	26,367	425,563
Laboratory Corp. of America Holdings (a)(d)	75,168	6,166,031
Landauer, Inc. (d)	12,764	837,446
LCA-Vision, Inc. (a)	8,343	43,217
LHC Group, Inc. (a)(d)	14,902	394,158
LifePoint Hospitals, Inc. (a)(d)	37,000	1,340,140
Lincare Holdings, Inc. (d)	75,000	1,931,250
Magellan Health Services, Inc. (a)	29,298	1,426,813
McKesson Corp.	199,023	12,717,570
Medcath Corp. (a)(d)	8,479	107,005
Medco Health Solutions, Inc. (a)	346,481	21,246,215
MEDNAX, Inc. (a)	34,101	2,086,981
Molina Healthcare, Inc. (a)	9,814	249,177
MWI Veterinary Supply, Inc. (a)(d)	16,080	982,488

	Shares	Value
National Healthcare Corp.	5,662	$ 245,278
NightHawk Radiology Holdings, Inc. (a)(d)	15,857	102,912
Omnicare, Inc. (d)	83,000	1,913,980
Owens & Minor, Inc.	48,226	1,362,385
Patterson Companies, Inc.	74,357	2,210,634
PDI, Inc. (a)	1,588	15,022
PharMerica Corp. (a)	33,940	368,588
Providence Service Corp. (a)	15,408	259,008
PSS World Medical, Inc. (a)(d)	45,479	936,867
Quest Diagnostics, Inc.	113,191	5,582,580
RehabCare Group, Inc. (a)(d)	20,335	411,377
ResCare, Inc. (a)	18,619	246,329
Rural/Metro Corp. (a)(d)	13,233	149,930
Select Medical Holdings Corp. (a)	44,061	272,738
Skilled Healthcare Group, Inc. (a)(d)	31,590	200,912
SRI/Surgical Express, Inc. (a)	900	3,573
Sun Healthcare Group, Inc. (a)	17,671	173,176
Sunrise Senior Living, Inc. (a)(d)	36,429	134,059
Team Health Holdings, Inc. (d)	15,989	220,648
Tenet Healthcare Corp. (a)	366,782	1,496,471
The Ensign Group, Inc.	5,545	119,273
Triple-S Management Corp. (a)(d)	23,521	451,838
U.S. Physical Therapy, Inc. (a)	13,075	250,909
UnitedHealth Group, Inc.	869,555	31,756,149
Universal American Financial Corp.	39,049	579,097
Universal Health Services, Inc. Class B	70,000	2,878,400
VCA Antech, Inc. (a)(d)	63,658	1,390,609
Wellcare Health Plans, Inc. (a)(d)	31,976	900,124
WellPoint, Inc. (a)	306,150	17,064,801
		221,353,727
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	11,250
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	117,258	2,057,878
athenahealth, Inc. (a)	22,920	939,949
Cerner Corp. (a)(d)	53,616	4,710,702
Computer Programs & Systems, Inc.	18,590	867,967
MedAssets, Inc. (a)(d)	31,260	579,717
Medidata Solutions, Inc. (a)	26,132	520,027
Merge Healthcare, Inc. (a)	11,344	43,788
Omnicell, Inc. (a)(d)	29,246	391,896
Quality Systems, Inc.	16,154	1,041,771
Transcend Services, Inc. (a)(d)	5,958	95,328
Vital Images, Inc. (a)(d)	11,918	159,940
		11,420,213
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)(d)	28,642	241,166
Affymetrix, Inc. (a)(d)	64,885	269,922
Albany Molecular Research, Inc. (a)(d)	27,799	140,385
Apricus Biosciences, Inc. (a)(d)	6,666	22,998
Bio-Rad Laboratories, Inc. Class A (a)	14,972	1,397,636
Bruker BioSciences Corp. (a)	56,937	877,969
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Caliper Life Sciences, Inc. (a)	5,632	$ 33,060
Cambrex Corp. (a)	21,547	92,006
Charles River Laboratories International, Inc. (a)	49,567	1,618,363
Covance, Inc. (a)(d)	46,950	2,108,525
Dionex Corp. (a)(d)	14,117	1,287,047
Enzo Biochem, Inc. (a)	17,097	75,227
eResearchTechnology, Inc. (a)(d)	63,136	354,193
Furiex Pharmaceuticals, Inc. (a)	6,538	80,548
Harvard Bioscience, Inc. (a)	786	3,081
Illumina, Inc. (a)(d)	94,356	5,672,683
Kendle International, Inc. (a)	12,762	114,986
Life Technologies Corp. (a)	138,600	6,902,973
Luminex Corp. (a)(d)	37,497	632,949
Mettler-Toledo International, Inc. (a)(d)	24,955	3,622,967
PAREXEL International Corp. (a)	49,175	863,513
PerkinElmer, Inc.	88,999	2,073,677
Pharmaceutical Product Development, Inc.	78,466	1,955,373
Sequenom, Inc. (a)	56,025	384,892
Strategic Diagnostics, Inc. (a)	3,100	5,456
Techne Corp.	29,133	1,750,019
Thermo Fisher Scientific, Inc. (a)	310,944	15,814,612
Waters Corp. (a)	70,853	5,446,470
		53,842,696
Pharmaceuticals - 4.7%
Abbott Laboratories	1,190,812	55,384,666
Adolor Corp. (a)	25,094	31,368
Akorn, Inc. (a)	30,000	159,300
Alexza Pharmaceuticals, Inc. (a)(d)	40,834	36,902
Allergan, Inc.	233,990	15,506,517
Ardea Biosciences, Inc. (a)(d)	9,062	201,448
ARYx Therapeutics, Inc. (a)	12,000	4,080
Auxilium Pharmaceuticals, Inc. (a)(d)	39,949	756,235
AVANIR Pharmaceuticals Class A (a)(d)	41,456	177,432
BioMimetic Therapeutics, Inc. (a)(d)	11,148	124,412
Bristol-Myers Squibb Co.	1,323,695	33,410,062
Cadence Pharmaceuticals, Inc. (a)(d)	22,715	162,867
Columbia Laboratories, Inc. (a)	7,190	9,635
Cornerstone Therapeutics, Inc. (a)	9,000	53,730
CPEX Pharmaceuticals, Inc. (a)	293	7,237
Cumberland Pharmaceuticals, Inc. (a)(d)	3,775	25,897
Cypress Bioscience, Inc. (a)(d)	50,273	200,087
DepoMed, Inc. (a)(d)	37,190	203,057
Durect Corp. (a)	39,673	118,226
Eli Lilly & Co.	761,277	25,624,584
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	2,864,055
Forest Laboratories, Inc. (a)	219,853	7,011,112
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,969	355,963
Impax Laboratories, Inc. (a)	35,482	635,128
Inspire Pharmaceuticals, Inc. (a)	47,915	334,447

	Shares	Value
Jazz Pharmaceuticals, Inc. (a)	15,000	$ 249,750
Johnson & Johnson	2,127,790	130,965,475
King Pharmaceuticals, Inc. (a)	189,765	2,685,175
KV Pharmaceutical Co. Class A (a)(d)	25,710	61,704
MAP Pharmaceuticals, Inc. (a)	8,167	117,360
Matrixx Initiatives, Inc. (a)(d)	3,709	19,213
Medicis Pharmaceutical Corp. Class A (d)	44,073	1,161,324
Merck & Co., Inc.	2,371,841	81,757,359
Mylan, Inc. (a)(d)	332,491	6,505,187
Nektar Therapeutics (a)(d)	84,639	1,072,376
Obagi Medical Products, Inc. (a)	10,991	120,022
Optimer Pharmaceuticals, Inc. (a)(d)	20,000	189,400
Pain Therapeutics, Inc.	35,234	280,815
Par Pharmaceutical Companies, Inc. (a)	24,793	890,812
Perrigo Co. (d)	62,128	3,742,591
Pfizer, Inc.	6,198,492	100,973,435
Pozen, Inc. (a)	27,014	172,890
Questcor Pharmaceuticals, Inc. (a)(d)	62,225	886,084
Repros Therapeutics, Inc. (a)(d)	1,500	2,220
Salix Pharmaceuticals Ltd. (a)	44,956	2,007,285
Santarus, Inc. (a)	27,322	75,409
Somaxon Pharmaceuticals, Inc. (a)(d)	60,795	163,539
SuperGen, Inc. (a)	6,806	18,036
The Medicines Company (a)	50,220	661,900
ViroPharma, Inc. (a)	55,000	849,750
Vivus, Inc. (a)(d)	73,666	478,829
Warner Chilcott PLC	88,761	1,687,347
Watson Pharmaceuticals, Inc. (a)	84,429	4,115,069
XenoPort, Inc. (a)(d)	26,121	202,438
		485,511,241
TOTAL HEALTH CARE		1,150,715,422
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.3%
AAR Corp. (a)(d)	26,763	657,299
AeroCentury Corp. (a)	800	14,232
AeroVironment, Inc. (a)(d)	15,405	380,504
Alliant Techsystems, Inc.	24,830	1,835,185
American Science & Engineering, Inc.	10,075	812,247
Applied Signal Technology, Inc.	20,271	666,105
Astronics Corp. (a)	2,747	56,506
BE Aerospace, Inc. (a)	79,310	2,815,505
Ceradyne, Inc. (a)	20,000	528,400
Cubic Corp.	15,635	713,425
Curtiss-Wright Corp.	34,523	1,072,630
DigitalGlobe, Inc. (a)	22,344	659,818
Ducommun, Inc.	11,105	248,530
Esterline Technologies Corp. (a)	20,000	1,177,600
GenCorp, Inc. (non-vtg.) (a)(d)	85,231	418,484
General Dynamics Corp.	245,407	16,218,949
GeoEye, Inc. (a)(d)	22,791	908,449
Goodrich Corp.	95,567	8,196,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
HEICO Corp. Class A (d)	18,362	$ 715,934
Herley Industries, Inc. (a)	9,619	156,405
Hexcel Corp. (a)	69,932	1,199,334
Honeywell International, Inc.	530,913	26,391,685
Innovative Solutions & Support, Inc. (a)	23,580	130,397
ITT Corp.	138,594	6,375,324
KEYW Holding Corp.	7,000	87,500
Kratos Defense & Security Solutions, Inc. (a)	11,388	120,371
L-3 Communications Holdings, Inc.	87,437	6,149,444
Ladish Co., Inc. (a)(d)	14,776	693,585
LMI Aerospace, Inc. (a)	8,000	130,160
Lockheed Martin Corp.	220,959	15,034,050
Moog, Inc. Class A (a)(d)	31,269	1,152,575
Northrop Grumman Corp.	211,732	13,059,630
Orbital Sciences Corp. (a)(d)	46,501	757,966
Precision Castparts Corp.	109,352	15,098,231
Raytheon Co.	292,354	13,521,373
Rockwell Collins, Inc.	120,906	6,777,990
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	72,348	1,408,616
Sypris Solutions, Inc. (a)	3,224	10,994
Taser International, Inc. (a)(d)	68,525	276,156
Teledyne Technologies, Inc. (a)	26,970	1,084,733
The Boeing Co.	500,000	31,885,000
TransDigm Group, Inc. (a)	28,909	1,980,267
Triumph Group, Inc.	12,095	1,017,552
United Technologies Corp.	670,238	50,448,814
		233,044,736
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	35,112	259,127
Atlas Air Worldwide Holdings, Inc. (a)(d)	11,680	637,261
C.H. Robinson Worldwide, Inc. (d)	125,630	9,260,187
Dynamex, Inc. (a)(d)	4,777	115,365
Expeditors International of Washington, Inc.	160,019	8,465,005
FedEx Corp.	223,976	20,408,693
Forward Air Corp.	23,713	652,582
Hub Group, Inc. Class A (a)	29,382	958,735
Pacer International, Inc. (a)(d)	34,535	193,051
United Parcel Service, Inc. Class B	542,971	38,078,556
UTI Worldwide, Inc.	83,200	1,601,600
		80,630,162
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	87,530	651,223
Alaska Air Group, Inc. (a)	27,766	1,527,130
Allegiant Travel Co. (d)	12,630	630,616
AMR Corp. (a)(d)	255,515	2,187,208
Delta Air Lines, Inc. (a)(d)	591,616	8,093,307
Hawaiian Holdings, Inc. (a)	43,857	346,470
JetBlue Airways Corp. (a)(d)	151,527	1,028,868

	Shares	Value
Pinnacle Airlines Corp. (a)(d)	13,246	$ 107,690
Republic Airways Holdings, Inc. (a)(d)	49,898	387,208
SkyWest, Inc.	40,454	654,950
Southwest Airlines Co.	567,508	7,559,207
United Continental Holdings, Inc. (a)(d)	243,837	6,749,408
US Airways Group, Inc. (a)(d)	136,465	1,522,949
		31,446,234
Building Products - 0.1%
A.O. Smith Corp.	32,101	1,265,100
AAON, Inc.	23,897	612,958
American Woodmark Corp.	8,120	168,977
Ameron International Corp.	7,610	538,788
Apogee Enterprises, Inc.	31,812	357,885
Armstrong World Industries, Inc.	10,573	512,473
Builders FirstSource, Inc. (a)	18,709	29,560
Gibraltar Industries, Inc. (a)	19,000	193,230
Griffon Corp. (a)	45,173	547,497
Insteel Industries, Inc. (d)	19,514	202,360
Lennox International, Inc.	38,000	1,671,620
Masco Corp.	279,616	3,050,611
NCI Building Systems, Inc. (a)(d)	18,615	193,782
Owens Corning (a)(d)	86,862	2,285,339
Quanex Building Products Corp.	28,267	467,536
Simpson Manufacturing Co. Ltd. (d)	24,564	635,471
Trex Co., Inc. (a)(d)	13,593	250,791
Universal Forest Products, Inc.	16,084	525,625
USG Corp. (a)(d)	54,636	693,331
		14,202,934
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	38,140	878,364
ACCO Brands Corp. (a)(d)	40,654	285,391
American Reprographics Co. (a)	29,951	210,556
APAC Customer Services, Inc. (a)	4,300	25,456
Avery Dennison Corp.	77,882	2,923,690
Casella Waste Systems, Inc. Class A (a)(d)	27,789	126,718
Cenveo, Inc. (a)(d)	46,826	239,749
Cintas Corp.	93,000	2,487,285
Clean Harbors, Inc. (a)(d)	18,419	1,363,927
Consolidated Graphics, Inc. (a)	10,742	510,890
Copart, Inc. (a)(d)	53,937	1,913,685
Corrections Corp. of America (a)(d)	89,000	2,149,350
Courier Corp.	2,999	42,616
Covanta Holding Corp.	93,709	1,473,105
Deluxe Corp.	56,165	1,190,136
EnergySolutions, Inc. (d)	78,262	391,310
EnerNOC, Inc. (a)(d)	17,720	434,672
Ennis, Inc.	24,766	422,756
Fuel Tech, Inc. (a)(d)	25,272	184,738
G&K Services, Inc. Class A	11,022	305,750
Healthcare Services Group, Inc. (d)	39,210	624,615
Herman Miller, Inc.	40,000	861,600
Higher One Holdings, Inc. (a)(d)	6,228	126,179
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
HNI Corp.	29,786	$ 793,499
InnerWorkings, Inc. (a)(d)	33,190	204,782
Interface, Inc. Class A	36,859	532,244
Intersections, Inc.	8,825	91,780
Iron Mountain, Inc.	134,200	2,980,582
KAR Auction Services, Inc.	10,875	131,044
Kimball International, Inc. Class B	18,777	110,033
Knoll, Inc. (d)	34,594	531,018
M&F Worldwide Corp. (a)	9,630	226,787
McGrath RentCorp.	20,429	570,378
Metalico, Inc. (a)(d)	48,325	211,180
Mine Safety Appliances Co.	26,989	777,823
Mobile Mini, Inc. (a)(d)	18,629	336,626
Multi-Color Corp.	6,000	117,300
Perma-Fix Environmental Services, Inc. (a)	40,352	60,932
Pitney Bowes, Inc.	154,462	3,388,896
Quad/Graphics, Inc. (a)	19,300	839,550
R.R. Donnelley & Sons Co.	159,272	2,510,127
Republic Services, Inc.	237,177	6,674,161
RINO International Corp. (a)(d)	9,910	60,253
Rollins, Inc.	31,849	860,560
Schawk, Inc. Class A	4,896	87,834
Standard Parking Corp. (a)	4,477	79,512
Standard Register Co.	7,404	21,990
Steelcase, Inc. Class A	73,329	702,492
Stericycle, Inc. (a)(d)	67,558	4,992,536
Superior Uniform Group, Inc.	1,000	10,850
Sykes Enterprises, Inc. (a)	35,744	657,690
Team, Inc. (a)(d)	21,099	429,576
Tetra Tech, Inc. (a)	44,000	1,016,840
The Brink's Co. (d)	44,106	1,082,361
The Geo Group, Inc. (a)(d)	66,956	1,613,640
TRC Companies, Inc. (a)	5,282	15,001
Unifirst Corp. Massachusetts	9,420	482,963
United Stationers, Inc. (a)	17,897	1,135,923
US Ecology, Inc.	17,056	267,950
Viad Corp.	18,076	429,305
Virco Manufacturing Co.	3,120	8,143
Waste Connections, Inc.	97,628	2,538,328
Waste Management, Inc.	325,435	11,146,149
		67,901,176
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	66,615	1,716,002
Comfort Systems USA, Inc.	50,878	567,290
Dycom Industries, Inc. (a)	30,197	399,204
EMCOR Group, Inc. (a)(d)	53,393	1,430,932
Fluor Corp.	134,457	7,775,648
Foster Wheeler Ag (a)	92,328	2,585,184
Furmanite Corp. (a)	20,546	136,220
Granite Construction, Inc.	26,266	666,368

	Shares	Value
Great Lakes Dredge & Dock Corp. (d)	45,451	$ 349,064
Insituform Technologies, Inc. Class A (a)(d)	24,223	536,297
Integrated Electrical Services, Inc. (a)(d)	13,972	44,012
Jacobs Engineering Group, Inc. (a)	89,617	3,450,255
KBR, Inc.	123,453	3,343,107
Layne Christensen Co. (a)(d)	17,863	588,943
MasTec, Inc. (a)	36,581	524,206
Michael Baker Corp. (a)	7,288	233,872
MYR Group, Inc. (a)	25,063	395,244
Northwest Pipe Co. (a)(d)	12,239	271,583
Orion Marine Group, Inc. (a)	18,394	247,215
Pike Electric Corp. (a)	16,312	116,305
Primoris Services Corp.	8,060	71,250
Quanta Services, Inc. (a)(d)	154,939	2,728,476
Shaw Group, Inc. (a)(d)	59,905	1,919,955
Sterling Construction Co., Inc. (a)(d)	30,094	405,968
Tutor Perini Corp.	26,344	501,853
URS Corp. (a)	60,000	2,372,400
		33,376,853
Electrical Equipment - 0.8%
A123 Systems, Inc. (a)(d)	55,711	428,418
Active Power, Inc. (a)	10,509	21,859
Acuity Brands, Inc. (d)	36,015	1,939,768
Advanced Battery Technologies, Inc. (a)(d)	31,520	119,146
Allied Motion Technologies, Inc. (a)	4,896	26,194
American Superconductor Corp. (a)(d)	35,578	1,184,036
AMETEK, Inc.	80,062	4,737,269
AZZ, Inc.	14,324	533,855
Babcock & Wilcox Co. (a)	87,848	2,133,828
Baldor Electric Co.	31,504	1,994,518
Beacon Power Corp. (a)	229,021	55,240
Belden, Inc.	35,954	1,196,549
Brady Corp. Class A	38,539	1,192,011
Broadwind Energy, Inc. (a)(d)	45,253	86,433
Capstone Turbine Corp. (a)(d)	340,397	266,190
Coleman Cable, Inc. (a)(d)	900	5,175
Cooper Industries PLC Class A	121,320	6,611,940
Emerson Electric Co.	589,500	32,463,765
Encore Wire Corp. (d)	24,064	548,178
Ener1, Inc. (a)(d)	30,034	130,648
Energy Focus, Inc. (a)	3,941	3,980
EnerSys (a)	40,960	1,236,582
Espey Manufacturing & Electronics Corp.	1,488	37,959
Franklin Electric Co., Inc.	16,711	650,225
FuelCell Energy, Inc. (a)(d)	167,928	189,759
Generac Holdings, Inc.	17,658	262,398
General Cable Corp. (a)(d)	39,657	1,300,353
Global Power Equipment Group, Inc. (a)	10,000	199,200
GrafTech International Ltd. (a)(d)	90,000	1,764,000
Hubbell, Inc. Class B	40,076	2,266,699
II-VI, Inc. (a)(d)	19,194	783,691
LSI Industries, Inc.	12,688	112,035
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
MagneTek, Inc. (a)	3,582	$ 4,513
Nexxus Lighting, Inc. (a)	2,100	4,536
Plug Power, Inc. (a)	25,662	10,393
Polypore International, Inc. (a)(d)	16,415	521,669
Powell Industries, Inc. (a)(d)	8,981	315,952
PowerSecure International, Inc. (a)(d)	15,636	134,782
Regal-Beloit Corp.	27,000	1,647,000
Rockwell Automation, Inc.	108,459	7,171,309
Roper Industries, Inc.	70,561	5,109,322
Satcon Technology Corp. (a)(d)	87,873	310,192
SL Industries, Inc. (a)	2,508	40,755
Thomas & Betts Corp. (a)	39,000	1,733,550
Ultralife Corp. (a)(d)	15,600	97,656
UQM Technologies, Inc. (a)(d)	3,800	7,562
Valence Technology, Inc. (a)(d)	12,072	16,056
Valpey Fisher Corp. (a)	2,100	6,594
Vicor Corp. (d)	9,086	152,463
Woodward Governor Co.	41,500	1,400,625
		83,166,830
Industrial Conglomerates - 1.9%
3M Co.	508,570	42,709,709
Carlisle Companies, Inc.	43,691	1,599,964
General Electric Co.	8,215,975	130,058,884
Raven Industries, Inc. (d)	17,449	774,736
Seaboard Corp.	200	372,400
Standex International Corp.	12,568	375,783
Textron, Inc.	193,771	4,332,720
Tredegar Corp.	28,430	529,651
Tyco International Ltd.	379,320	14,372,435
United Capital Corp. (a)	2,262	66,729
		195,193,011
Machinery - 2.5%
3D Systems Corp. (a)(d)	2,508	70,575
Actuant Corp. Class A (d)	48,026	1,134,854
Adept Technology, Inc. (a)	680	3,169
AGCO Corp. (a)(d)	68,612	3,097,146
Alamo Group, Inc.	8,200	210,002
Albany International Corp. Class A (d)	22,131	466,964
Altra Holdings, Inc. (a)	22,128	371,308
American Railcar Industries, Inc. (a)	10,474	157,215
Ampco-Pittsburgh Corp.	6,549	172,501
ArvinMeritor, Inc. (a)(d)	80,391	1,434,979
Astec Industries, Inc. (a)(d)	11,966	358,382
Badger Meter, Inc.	22,495	954,238
Barnes Group, Inc.	30,587	583,906
Blount International, Inc. (a)	34,987	540,899
Briggs & Stratton Corp.	49,425	860,489
Bucyrus International, Inc. Class A	56,853	5,069,013
Cascade Corp.	10,279	375,389
Caterpillar, Inc.	438,349	37,084,325

	Shares	Value
Chart Industries, Inc. (a)	22,666	$ 716,926
CIRCOR International, Inc.	15,202	600,479
CLARCOR, Inc. (d)	35,512	1,445,694
Colfax Corp. (a)	22,381	377,791
Columbus McKinnon Corp. (NY Shares) (a)	19,359	317,681
Commercial Vehicle Group, Inc. (a)	19,815	280,779
Crane Co.	36,024	1,350,180
Cummins, Inc.	141,068	13,700,524
Danaher Corp.	386,211	16,703,626
Deere & Co.	322,043	24,056,612
Donaldson Co., Inc.	53,157	2,885,894
Dover Corp.	141,000	7,728,210
Dynamic Materials Corp. (d)	14,847	238,888
Eaton Corp.	124,157	11,968,735
Energy Recovery, Inc. (a)(d)	21,981	73,197
EnPro Industries, Inc. (a)(d)	28,181	1,032,834
ESCO Technologies, Inc.	17,800	624,424
Federal Signal Corp.	42,097	269,842
Flow International Corp. (a)	28,106	93,031
Flowserve Corp.	41,907	4,419,512
Force Protection, Inc. (a)(d)	66,175	339,478
FreightCar America, Inc. (d)	17,194	427,099
Gardner Denver, Inc.	37,000	2,421,650
Gorman-Rupp Co.	13,215	392,882
Graco, Inc. (d)	47,766	1,717,665
Graham Corp.	7,797	127,559
Greenbrier Companies, Inc. (a)(d)	17,283	324,229
Hardinge, Inc.	11,551	95,469
Harsco Corp.	62,697	1,508,490
Hurco Companies, Inc. (a)(d)	3,204	61,709
IDEX Corp.	60,393	2,262,926
Illinois Tool Works, Inc.	334,712	15,942,333
Ingersoll-Rand Co. Ltd.	237,099	9,721,059
John Bean Technologies Corp.	27,405	505,622
Joy Global, Inc.	78,698	6,006,231
Kadant, Inc. (a)	14,460	277,487
Kaydon Corp.	23,000	804,540
Kennametal, Inc.	54,000	1,826,280
L.B. Foster Co. Class A (a)	12,372	429,185
Lincoln Electric Holdings, Inc.	30,000	1,849,800
Lindsay Corp. (d)	11,966	706,473
Manitowoc Co., Inc.	105,350	1,156,743
Middleby Corp. (a)(d)	19,442	1,564,498
Miller Industries, Inc.	360	5,047
Mueller Industries, Inc.	25,985	792,283
Mueller Water Products, Inc. Class A	101,652	357,815
NACCO Industries, Inc. Class A	3,799	351,825
Navistar International Corp. (a)	40,444	2,069,924
NN, Inc. (a)	14,100	141,000
Nordson Corp. (d)	22,618	1,796,548
Omega Flex, Inc.	300	5,091
Oshkosh Co. (a)	65,457	1,878,616
PACCAR, Inc.	272,127	14,656,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	86,582	$ 3,919,567
Parker Hannifin Corp.	122,983	9,866,926
Pentair, Inc.	80,000	2,632,000
RBC Bearings, Inc. (a)	25,395	936,822
Robbins & Myers, Inc. (d)	31,812	986,490
Sauer-Danfoss, Inc. (a)	11,435	347,510
Snap-On, Inc.	40,000	2,117,200
SPX Corp.	35,454	2,328,619
Sun Hydraulics Corp.	15,000	467,400
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	21,767	290,154
Tennant Co.	16,284	555,936
Terex Corp. (a)	77,914	1,891,752
Timken Co.	56,066	2,442,235
Titan International, Inc.	37,101	592,874
Toro Co. (d)	28,710	1,671,209
TriMas Corp. (a)	8,218	163,949
Trinity Industries, Inc. (d)	57,000	1,305,300
Twin Disc, Inc.	8,348	203,691
Valmont Industries, Inc. (d)	14,869	1,202,307
Wabash National Corp. (a)(d)	81,532	860,163
WABCO Holdings, Inc. (a)	55,565	2,761,581
Wabtec Corp.	36,463	1,685,684
Watts Water Technologies, Inc. Class A	14,756	480,308
		254,064,206
Marine - 0.0%
Alexander & Baldwin, Inc.	27,063	949,641
American Commercial Lines, Inc. (a)(d)	12,962	427,746
Baltic Trading Ltd.	24,565	288,147
Eagle Bulk Shipping, Inc. (a)(d)	88,868	444,340
Genco Shipping & Trading Ltd. (a)(d)	31,967	469,276
Horizon Lines, Inc. Class A	31,625	115,431
International Shipholding Corp.	4,000	105,760
Kirby Corp. (a)(d)	39,326	1,756,692
		4,557,033
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)	35,320	962,470
Administaff, Inc.	13,010	368,053
Advisory Board Co. (a)(d)	16,258	771,605
Barrett Business Services, Inc.	2,508	37,194
CBIZ, Inc. (a)(d)	43,495	261,840
CDI Corp.	7,155	122,708
Corporate Executive Board Co.	28,235	979,472
CoStar Group, Inc. (a)(d)	18,378	969,256
CRA International, Inc. (a)	18,135	400,784
Dolan Co. (a)(d)	19,623	268,835
Dun & Bradstreet Corp.	33,383	2,515,075
Equifax, Inc.	95,336	3,299,579
Exponent, Inc. (a)	18,059	630,620
FTI Consulting, Inc. (a)	37,577	1,339,244

	Shares	Value
GP Strategies Corp. (a)	1,600	$ 14,752
Heidrick & Struggles International, Inc.	25,893	537,798
Hill International, Inc. (a)(d)	16,222	84,030
Hudson Highland Group, Inc. (a)(d)	6,919	28,230
Huron Consulting Group, Inc. (a)	19,198	435,987
ICF International, Inc. (a)	19,900	476,406
IHS, Inc. Class A (a)(d)	36,836	2,663,980
Kelly Services, Inc. Class A (non-vtg.) (a)(d)	22,445	401,204
Kforce, Inc. (a)(d)	30,240	456,926
Korn/Ferry International (a)(d)	29,749	515,253
LECG Corp. (a)	11,382	10,723
Manpower, Inc.	58,804	3,311,841
MISTRAS Group, Inc. (a)(d)	11,517	137,052
Navigant Consulting, Inc. (a)	42,458	353,251
On Assignment, Inc. (a)	30,613	210,311
RCM Technologies, Inc. (a)	1,400	6,734
Resources Connection, Inc.	37,123	621,068
Robert Half International, Inc.	113,000	3,132,360
School Specialty, Inc. (a)(d)	15,539	196,258
SFN Group, Inc. (a)	36,388	311,845
Spherix, Inc. (a)	2,713	1,551
Towers Watson & Co.	36,086	1,811,517
TrueBlue, Inc. (a)(d)	31,970	526,866
Verisk Analytics, Inc. (a)	88,197	2,669,723
Volt Information Sciences, Inc. (a)	2,508	16,753
VSE Corp.	2,133	64,779
		31,923,933
Road & Rail - 0.9%
AMERCO (a)(d)	5,493	532,491
Arkansas Best Corp. (d)	17,436	429,536
Avis Budget Group, Inc. (a)(d)	91,148	1,211,357
Celadon Group, Inc. (a)	13,200	177,804
Con-way, Inc.	37,475	1,266,655
Covenant Transport Group, Inc. Class A (a)	2,866	24,361
CSX Corp.	294,440	17,904,896
Dollar Thrifty Automotive Group, Inc. (a)	21,490	986,821
Genesee & Wyoming, Inc. Class A (a)	29,171	1,385,331
Heartland Express, Inc. (d)	37,647	581,646
Hertz Global Holdings, Inc. (a)(d)	129,832	1,591,740
J.B. Hunt Transport Services, Inc.	66,023	2,409,840
Kansas City Southern (a)(d)	74,503	3,526,972
Knight Transportation, Inc.	37,691	726,682
Landstar System, Inc.	37,300	1,340,935
Marten Transport Ltd.	18,707	402,201
Norfolk Southern Corp.	279,187	16,798,682
Old Dominion Freight Lines, Inc. (a)	44,557	1,286,806
Quality Distribution, Inc. (a)(d)	633	4,393
RailAmerica, Inc. (a)	16,546	205,170
Ryder System, Inc.	42,000	1,810,620
Saia, Inc. (a)(d)	13,559	204,334
Union Pacific Corp.	386,353	34,814,269
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Werner Enterprises, Inc. (d)	38,825	$ 837,844
YRC Worldwide, Inc. (a)(d)	83,799	292,459
		90,753,845
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	119,735
Aircastle Ltd.	24,900	238,542
Applied Industrial Technologies, Inc.	27,153	811,332
Beacon Roofing Supply, Inc. (a)(d)	51,669	888,190
BlueLinx Corp. (a)	10,747	40,301
CAI International, Inc. (a)	7,865	160,839
Essex Rental Corp. (a)	15,231	77,221
Fastenal Co. (d)	102,953	5,510,045
GATX Corp.	31,808	1,055,071
H&E Equipment Services, Inc. (a)	20,181	200,801
Houston Wire & Cable Co.	18,201	193,841
Interline Brands, Inc. (a)(d)	23,660	487,396
Kaman Corp. (d)	19,994	563,231
Lawson Products, Inc.	2,164	43,518
MSC Industrial Direct Co., Inc. Class A (d)	32,013	1,925,262
RSC Holdings, Inc. (a)(d)	43,640	339,956
Rush Enterprises, Inc. Class A (a)(d)	29,403	516,611
TAL International Group, Inc.	19,431	550,480
Textainer Group Holdings Ltd.	4,227	117,595
Titan Machinery, Inc. (a)(d)	20,049	420,327
United Rentals, Inc. (a)(d)	47,069	923,494
W.W. Grainger, Inc.	46,174	5,768,518
Watsco, Inc. (d)	19,797	1,193,165
WESCO International, Inc. (a)(d)	30,281	1,445,009
Willis Lease Finance Corp. (a)	1,200	15,732
		23,606,212
TOTAL INDUSTRIALS		1,143,867,165
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)(d)	30,640	1,500,747
Adtran, Inc. (d)	45,000	1,401,300
Alliance Fiber Optic Products, Inc.	480	4,978
Anaren, Inc. (a)	27,831	506,803
Arris Group, Inc. (a)	85,448	855,334
Aruba Networks, Inc. (a)(d)	63,333	1,342,660
Aviat Networks, Inc. (a)	77,479	320,763
Bel Fuse, Inc. Class B (non-vtg.)	8,180	183,641
BigBand Networks, Inc. (a)(d)	52,482	156,396
Black Box Corp.	19,489	698,291
Blonder Tongue Laboratories, Inc. (a)	3,900	8,424
Blue Coat Systems, Inc. (a)	35,999	957,573
Brocade Communications Systems, Inc. (a)	320,526	1,596,219

	Shares	Value
Calix Networks, Inc. (a)(d)	17,618	$ 224,982
Ciena Corp. (a)(d)	71,876	1,088,921
Cisco Systems, Inc. (a)	4,462,802	85,507,286
Comarco, Inc. (a)	450	455
CommScope, Inc. (a)	63,865	2,018,773
Communications Systems, Inc.	2,718	38,324
Comtech Telecommunications Corp.	26,101	774,156
DG FastChannel, Inc. (a)(d)	30,761	776,100
Digi International, Inc. (a)	24,959	239,606
Ditech Networks, Inc. (a)	8,447	12,164
EchoStar Holding Corp. Class A (a)	37,613	758,654
EMCORE Corp. (a)(d)	46,234	59,180
EMS Technologies, Inc. (a)	24,115	448,298
Emulex Corp. (a)	77,716	879,745
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	81,024	237,400
F5 Networks, Inc. (a)	59,214	7,809,142
Finisar Corp. (a)(d)	60,166	1,150,374
Globecomm Systems, Inc. (a)	13,582	114,768
Harmonic, Inc. (a)	87,814	593,623
Harris Corp.	95,000	4,202,800
Hughes Communications, Inc. (a)	3,000	118,800
Infinera Corp. (a)(d)	69,196	564,639
InterDigital, Inc. (a)(d)	34,017	1,124,942
Ixia (a)	28,654	454,452
JDS Uniphase Corp. (a)	195,500	2,320,585
Juniper Networks, Inc. (a)(d)	403,142	13,714,891
KVH Industries, Inc. (a)	1,838	24,354
Lantronix, Inc. (a)	83	245
Lantronix, Inc. warrants 2/9/11 (a)(g)	1	0
Loral Space & Communications Ltd. (a)	7,589	554,604
Meru Networks, Inc. (a)(d)	3,300	45,771
Motorola, Inc. (a)	1,658,046	12,700,632
NETGEAR, Inc. (a)(d)	37,262	1,184,186
Network Engines, Inc. (a)	2,300	3,542
Network Equipment Technologies, Inc. (a)(d)	17,660	71,700
NumereX Corp. Class A (a)	3,105	25,337
Occam Networks, Inc. (a)	85	632
Oclaro, Inc. (a)	29,664	287,741
Oplink Communications, Inc. (a)(d)	17,767	307,191
Opnext, Inc. (a)(d)	11,814	16,185
Optelecom Nkf, Inc. (a)	529	1,254
Optical Cable Corp.	656	1,909
ORBCOMM, Inc. (a)	23,301	61,515
Parkervision, Inc. (a)(d)	17,441	7,412
PC-Tel, Inc. (a)	2,627	16,498
Performance Technologies, Inc. (a)	3,463	6,199
Plantronics, Inc.	36,731	1,313,868
Polycom, Inc. (a)	65,048	2,407,101
Powerwave Technologies, Inc. (a)(d)	103,954	219,343
QUALCOMM, Inc.	1,246,363	58,255,007
Riverbed Technology, Inc. (a)(d)	91,008	3,086,081
SeaChange International, Inc. (a)(d)	20,553	165,246
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sonus Networks, Inc. (a)(d)	265,678	$ 712,017
Sycamore Networks, Inc.	16,176	485,604
Symmetricom, Inc. (a)	25,258	167,966
Tekelec (a)	52,160	644,176
Tellabs, Inc.	254,254	1,604,343
Telular Corp.	2,100	11,172
Tollgrade Communications, Inc. (a)	2,548	21,811
UTStarcom, Inc. (a)(d)	75,765	162,137
ViaSat, Inc. (a)(d)	20,420	844,571
Westell Technologies, Inc. Class A (a)(d)	10,212	30,330
Zoom Technologies, Inc. (a)(d)	28,169	97,465
		220,311,334
Computers & Peripherals - 3.8%
ActivIdentity Corp. (a)	55,312	179,764
Apple, Inc. (a)	699,328	217,595,907
Astro-Med, Inc.	5,359	38,049
Avid Technology, Inc. (a)(d)	21,770	339,177
Compellent Technologies, Inc. (a)(d)	21,790	566,540
Concurrent Computer Corp. (a)	1,148	5,487
Cray, Inc. (a)(d)	27,805	198,528
Datalink Corp. (a)	2,627	11,953
Dataram Corp. (a)	3,881	7,956
Dell, Inc. (a)	1,322,960	17,489,531
Diebold, Inc.	44,317	1,392,440
Dot Hill Systems Corp. (a)	5,816	10,352
Electronics for Imaging, Inc. (a)(d)	64,810	848,363
EMC Corp. (a)	1,587,472	34,114,773
Hauppauge Digital, Inc. (a)	500	1,345
Hewlett-Packard Co.	1,807,271	75,778,873
Hutchinson Technology, Inc. (a)(d)	11,789	36,546
Hypercom Corp. (a)(d)	36,705	271,617
iGO, Inc. (a)	6,906	21,892
Imation Corp. (a)	17,514	166,383
Immersion Corp. (a)	36,085	202,437
Intermec, Inc. (a)(d)	33,285	376,453
Interphase Corp. (a)	2,276	2,754
Intevac, Inc. (a)(d)	15,683	208,584
Isilon Systems, Inc. (a)	16,139	544,691
LaserCard Corp. (a)	2,369	10,045
Lexmark International, Inc. Class A (a)	60,587	2,195,673
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	112,337	1,616,529
NetApp, Inc. (a)	270,500	13,776,565
Novatel Wireless, Inc. (a)(d)	32,010	314,018
Overland Storage, Inc. (a)	693	887
Presstek, Inc. (a)(d)	8,481	15,690
QLogic Corp. (a)(d)	92,628	1,657,115
Quantum Corp. (a)(d)	145,293	527,414
Rimage Corp. (a)	7,000	107,100
SanDisk Corp. (a)	183,487	8,183,520
Scan-Optics, Inc. (a)	300	0

	Shares	Value
Seagate Technology (a)	378,630	$ 5,077,428
Silicon Graphics International Corp. (a)(d)	29,148	224,148
STEC, Inc. (a)(d)	30,010	510,020
Stratasys, Inc. (a)(d)	22,294	753,983
Super Micro Computer, Inc. (a)	15,000	154,500
Synaptics, Inc. (a)(d)	23,677	674,795
Video Display Corp. (a)	3,439	14,066
Western Digital Corp. (a)	166,605	5,581,268
		391,805,159
Electronic Equipment & Components - 1.0%
Advanced Photonix, Inc. Class A (a)	5,286	6,343
Agilent Technologies, Inc. (a)	259,804	9,098,336
Agilysys, Inc. (a)(d)	29,574	151,715
Amphenol Corp. Class A	130,700	6,538,921
Anixter International, Inc.	21,000	1,173,270
Arrow Electronics, Inc. (a)	89,004	2,760,014
Avnet, Inc. (a)	112,590	3,450,884
AVX Corp.	28,540	408,407
Benchmark Electronics, Inc. (a)	58,190	935,113
Brightpoint, Inc. (a)(d)	59,347	486,645
CalAmp Corp. (a)	3,621	9,125
Checkpoint Systems, Inc. (a)(d)	28,100	504,114
Clearfield, Inc. (a)	2,800	9,184
Cogent, Inc. (a)(d)	51,621	541,504
Cognex Corp.	28,237	789,507
Coherent, Inc. (a)(d)	23,737	980,575
Comverge, Inc. (a)(d)	15,814	105,479
Corning, Inc.	1,187,188	20,965,740
CTS Corp.	21,333	219,517
Daktronics, Inc. (d)	37,452	504,853
Dolby Laboratories, Inc. Class A (a)(d)	41,811	2,646,218
DTS, Inc. (a)(d)	21,936	1,029,676
Echelon Corp. (a)(d)	28,938	275,779
Electro Rent Corp.	2,627	38,932
Electro Scientific Industries, Inc. (a)(d)	25,174	376,100
Fabrinet (a)	15,195	261,962
FARO Technologies, Inc. (a)(d)	21,693	563,367
FLIR Systems, Inc. (a)(d)	113,675	3,047,058
Frequency Electronics, Inc. (a)	500	3,090
Gerber Scientific, Inc. (a)(d)	4,538	32,855
Giga-Tronics, Inc. (a)	3,000	6,570
GTSI Corp. (a)	2,376	11,405
Identive Group, Inc. (a)	600	1,416
IEC Electronics Corp. (a)(d)	100	605
Ingram Micro, Inc. Class A (a)	123,200	2,199,120
Insight Enterprises, Inc. (a)	30,442	383,874
IPG Photonics Corp. (a)	19,405	556,147
Iteris, Inc. (a)	1,200	1,800
Itron, Inc. (a)	28,098	1,595,123
Jabil Circuit, Inc.	126,365	1,909,375
Keithley Instruments, Inc.	16,231	350,103
KEMET Corp. (a)	20,000	283,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
L-1 Identity Solutions, Inc. (a)	60,627	$ 717,217
LeCroy Corp. (a)	2,030	18,859
LightPath Technologies, Inc. Class A (a)	437	743
Littelfuse, Inc.	24,755	1,145,414
LoJack Corp. (a)	24,509	120,829
Maxwell Technologies, Inc. (a)(d)	16,314	263,797
Measurement Specialties, Inc. (a)	9,947	254,444
Mercury Computer Systems, Inc. (a)	16,844	299,992
Mesa Laboratories, Inc.	2,540	66,929
Methode Electronics, Inc. Class A	32,238	329,150
Micronetics, Inc. (a)	1,137	5,435
Microvision, Inc. (a)(d)	81,097	114,347
MOCON, Inc.	2,570	32,690
Molex, Inc. (d)	100,000	2,080,000
MTS Systems Corp.	19,462	745,784
Multi-Fineline Electronix, Inc. (a)(d)	11,912	277,550
National Instruments Corp.	42,603	1,453,614
NetList, Inc. (a)(d)	21,728	50,192
Newport Corp. (a)	27,067	393,284
NU Horizons Electronics Corp. (a)	4,122	28,689
OSI Systems, Inc. (a)	20,275	706,989
Park Electrochemical Corp.	18,978	519,997
PC Connection, Inc. (a)	2,687	24,237
PC Mall, Inc. (a)	500	3,515
Planar Systems, Inc. (a)	2,649	5,695
Plexus Corp. (a)	30,922	839,068
Power-One, Inc. (a)(d)	77,257	730,079
Pulse Electronics Corp. (d)	34,299	140,626
RadiSys Corp. (a)(d)	4,060	36,662
Research Frontiers, Inc. (a)	2,000	10,160
Richardson Electronics Ltd.	2,923	31,305
Rofin-Sinar Technologies, Inc. (a)(d)	25,906	743,761
Rogers Corp. (a)(d)	20,008	660,064
Sanmina-SCI Corp. (a)	66,811	698,175
ScanSource, Inc. (a)(d)	22,961	669,772
SMART Modular Technologies (WWH), Inc. (a)(d)	9,803	54,897
Spectrum Control, Inc. (a)	1,791	27,349
SYNNEX Corp. (a)(d)	17,416	499,143
Tech Data Corp. (a)	35,292	1,555,318
Trimble Navigation Ltd. (a)(d)	88,526	3,296,708
TTM Technologies, Inc. (a)(d)	52,954	701,905
Tyco Electronics Ltd.	324,650	9,875,853
Universal Display Corp. (a)(d)	43,724	1,082,606
Viasystems Group, Inc. (a)	4,738	82,204
Vishay Intertechnology, Inc. (a)(d)	151,851	2,165,395
Vishay Precision Group, Inc. (a)	11,162	186,964
Wayside Technology Group, Inc.	1,433	15,863
X-Rite, Inc. (a)(d)	29,750	125,248
Zygo Corp. (a)	11,433	131,022
		99,232,360

	Shares	Value
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	140,844	$ 7,350,648
Ancestry.com, Inc.	14,557	416,039
AOL, Inc. (a)	79,455	1,921,222
Archipelago Learning, Inc.	8,572	73,976
Art Technology Group, Inc. (a)	138,322	825,782
Autobytel, Inc. (a)	6,680	5,010
comScore, Inc. (a)	24,813	545,886
Constant Contact, Inc. (a)(d)	25,942	663,856
DealerTrack Holdings, Inc. (a)(d)	40,324	770,188
Digital River, Inc. (a)(d)	29,881	1,100,218
EarthLink, Inc.	86,785	778,028
EasyLink Services International Corp. (a)	600	2,616
eBay, Inc. (a)	863,402	25,150,900
Equinix, Inc. (a)	34,250	2,657,800
Google, Inc. Class A (a)	177,595	98,691,317
GSI Commerce, Inc. (a)(d)	42,597	1,015,938
IAC/InterActiveCorp (a)	61,928	1,743,892
iMergent, Inc.	7,660	34,470
InfoSpace, Inc. (a)	38,127	294,340
Internap Network Services Corp. (a)	31,452	164,494
Internet Capital Group, Inc. (a)(d)	38,165	472,864
iPass, Inc.	26,101	31,060
j2 Global Communications, Inc. (a)(d)	36,797	985,424
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	255,951
KIT Digital, Inc. (a)(d)	19,869	273,596
Liquidity Services, Inc. (a)(d)	10,000	154,700
LivePerson, Inc. (a)	34,886	336,999
LogMeIn, Inc. (a)	26,702	1,169,281
LoopNet, Inc. (a)	38,132	406,487
Marchex, Inc. Class B	33,368	240,917
ModusLink Global Solutions, Inc. (a)	27,194	182,200
Monster Worldwide, Inc. (a)(d)	102,447	2,313,253
Move, Inc. (a)(d)	91,866	232,421
NIC, Inc. (d)	56,640	472,944
Onstream Media Corp. (a)	34	29
OpenTable, Inc. (a)(d)	11,556	838,272
Openwave Systems, Inc. (a)	28,230	67,470
Perficient, Inc. (a)	16,992	191,670
QuinStreet, Inc. (d)	20,497	409,940
Rackspace Hosting, Inc. (a)(d)	88,714	2,587,787
RealNetworks, Inc. (a)(d)	104,429	357,147
RightNow Technologies, Inc. (a)(d)	24,176	612,378
Saba Software, Inc. (a)	3,088	18,621
SAVVIS, Inc. (a)(d)	38,278	961,926
SciQuest, Inc.	4,900	65,709
Selectica, Inc. (a)	643	3,202
Stamps.com, Inc.	4,851	63,839
Support.com, Inc. (a)	18,629	120,530
Terremark Worldwide, Inc. (a)(d)	35,051	419,385
The Knot, Inc. (a)	26,713	249,767
TheStreet.com, Inc.	4,299	11,521
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
United Online, Inc. (d)	83,735	$ 532,973
ValueClick, Inc. (a)(d)	65,749	1,021,739
VeriSign, Inc. (a)(d)	134,565	4,616,925
VistaPrint Ltd. (a)(d)	31,000	1,249,920
Vocus, Inc. (a)	27,197	665,783
Web.com, Inc. (a)	20,761	167,956
WebMD Health Corp. (a)(d)	36,267	1,861,948
WebMediaBrands, Inc. (a)	1,200	984
Yahoo!, Inc. (a)	983,227	15,505,490
Zix Corp. (a)(d)	50,920	195,533
		184,533,161
IT Services - 3.1%
Accenture PLC Class A	479,507	20,772,243
Acxiom Corp. (a)	55,419	942,677
Alliance Data Systems Corp. (a)(d)	39,571	2,496,139
Automatic Data Processing, Inc.	387,801	17,284,291
Broadridge Financial Solutions, Inc. (d)	94,665	1,949,152
CACI International, Inc. Class A (a)(d)	21,000	1,056,930
Ciber, Inc. (a)	62,714	210,719
Cognizant Technology Solutions Corp. Class A (a)	229,128	14,888,737
Computer Sciences Corp.	116,028	5,178,330
Convergys Corp. (a)	93,827	1,209,430
CoreLogic, Inc. (a)	62,403	1,136,359
CSG Systems International, Inc. (a)	30,887	581,293
CSP, Inc. (a)	4,299	19,560
DST Systems, Inc. (d)	28,971	1,241,697
Dynamics Research Corp. (a)	2,841	38,609
Echo Global Logistics, Inc. (a)(d)	4,308	49,327
Edgewater Technology, Inc. (a)	3,344	9,631
eLoyalty Corp. (a)	5,011	31,920
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	42,896	701,779
Fidelity National Information Services, Inc.	185,759	4,996,917
Fiserv, Inc. (a)	118,638	6,560,681
Forrester Research, Inc.	12,145	420,824
Gartner, Inc. Class A (a)(d)	46,439	1,493,943
Genpact Ltd. (a)(d)	76,989	1,071,687
Global Cash Access Holdings, Inc. (a)	36,284	82,728
Global Payments, Inc.	61,708	2,564,584
Hackett Group, Inc. (a)(d)	2,704	9,518
Heartland Payment Systems, Inc. (d)	35,890	566,703
iGate Corp.	15,967	319,340
Innodata Isogen, Inc. (a)	10,986	32,299
Integral Systems, Inc. (a)	21,096	192,396
International Business Machines Corp.	970,566	137,296,266
Lender Processing Services, Inc.	73,000	2,246,210
Lionbridge Technologies, Inc. (a)(d)	40,348	131,534
ManTech International Corp. Class A (a)(d)	16,496	658,520

	Shares	Value
Mastech Holdings, Inc. (a)	348	$ 1,201
MasterCard, Inc. Class A	82,252	19,496,192
Maximus, Inc.	17,521	1,063,525
MoneyGram International, Inc. (a)(d)	50,743	124,320
NCI, Inc. Class A (a)	14,263	313,358
NeuStar, Inc. Class A (a)	56,000	1,447,040
Online Resources Corp. (a)	30,570	132,368
Paychex, Inc.	249,148	7,110,684
PFSweb, Inc. (a)	2,111	8,254
SAIC, Inc. (a)	284,999	4,366,185
Sapient Corp. (d)	95,545	1,139,852
SRA International, Inc. Class A (a)	32,151	630,803
StarTek, Inc. (a)	2,269	9,689
Storage Engine, Inc. (a)	434	0
Syntel, Inc.	17,195	820,889
Teletech Holdings, Inc. (a)(d)	22,443	425,519
Teradata Corp. (a)	129,072	5,303,568
The Management Network Group, Inc. (a)	240	641
The Western Union Co.	514,226	9,070,947
TNS, Inc. (a)	28,980	556,996
Total System Services, Inc. (d)	145,845	2,200,801
TSR, Inc. (a)	50	318
Unisys Corp. (a)	28,857	652,457
VeriFone Systems, Inc. (a)(d)	60,045	2,086,564
Visa, Inc. Class A	385,043	28,435,426
Wright Express Corp. (a)(d)	28,758	1,238,607
XETA Technologies, Inc. (a)	2,000	6,640
Zanett, Inc. (a)(d)	37,959	53,143
		315,138,960
Office Electronics - 0.1%
Xerox Corp.	1,079,072	12,366,165
Zebra Technologies Corp. Class A (a)(d)	45,996	1,676,094
		14,042,259
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Analogic Technologies, Inc. (a)	28,971	106,034
Advanced Energy Industries, Inc. (a)	36,156	422,302
Advanced Micro Devices, Inc. (a)(d)	441,120	3,215,765
AEHR Test Systems (a)	3,637	3,382
Aetrium, Inc. (a)	2,400	4,080
Altera Corp.	242,221	8,499,535
Amkor Technology, Inc. (a)(d)	103,886	723,047
Amtech Systems, Inc. (a)	14,403	298,142
ANADIGICS, Inc. (a)	46,131	296,161
Analog Devices, Inc.	228,822	8,136,910
Applied Materials, Inc.	1,017,407	12,646,369
Applied Micro Circuits Corp. (a)(d)	85,622	794,572
Atheros Communications, Inc. (a)(d)	44,479	1,448,236
Atmel Corp. (a)	282,925	2,939,591
ATMI, Inc. (a)	27,202	488,276
Axcelis Technologies, Inc. (a)(d)	87,927	218,059
AXT, Inc. (a)(d)	26,307	217,033
Broadcom Corp. Class A	324,467	14,435,537
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc. (a)	54,086	$ 392,124
Cabot Microelectronics Corp. (a)(d)	26,910	1,062,138
Cavium Networks, Inc. (a)(d)	42,346	1,558,121
Ceva, Inc. (a)	6,683	155,046
Cirrus Logic, Inc. (a)(d)	45,566	695,793
Cohu, Inc.	21,049	304,790
Conexant Systems, Inc. (a)(d)	79,592	108,245
Cree, Inc. (a)(d)	77,800	5,071,004
Cymer, Inc. (a)(d)	28,102	1,069,843
Cypress Semiconductor Corp. (a)	116,257	1,821,747
Diodes, Inc. (a)(d)	31,285	772,740
DSP Group, Inc. (a)	29,152	223,013
Energy Conversion Devices, Inc. (a)(d)	56,015	251,507
Entegris, Inc. (a)(d)	120,306	781,989
Entropic Communications, Inc. (a)(d)	31,138	278,374
Evergreen Solar, Inc. (a)(d)	178,250	138,679
Exar Corp. (a)	31,629	211,914
Fairchild Semiconductor Intl, Inc. (a)(d)	115,283	1,619,726
FEI Co. (a)	29,919	712,072
First Solar, Inc. (a)(d)	42,000	5,159,700
FormFactor, Inc. (a)(d)	40,019	371,376
FSI International, Inc. (a)(d)	31,326	110,581
GT Solar International, Inc. (a)	76,955	514,829
Hittite Microwave Corp. (a)(d)	17,471	1,000,040
Ikanos Communications, Inc. (a)	40,760	44,836
Integrated Device Technology, Inc. (a)(d)	116,875	751,506
Integrated Silicon Solution, Inc. (a)	19,923	159,185
Intel Corp.	4,260,000	89,971,200
International Rectifier Corp. (a)(d)	56,202	1,593,889
Intersil Corp. Class A	101,081	1,288,783
Intest Corp. (a)	2,530	5,920
IXYS Corp. (a)	43,219	483,621
KLA-Tencor Corp.	123,871	4,542,350
Kopin Corp. (a)	36,300	145,926
Kulicke & Soffa Industries, Inc. (a)(d)	63,219	419,142
Lam Research Corp. (a)(d)	93,845	4,253,994
Lattice Semiconductor Corp. (a)	171,631	763,758
Linear Technology Corp.	148,846	4,852,380
LSI Corp. (a)	463,843	2,662,459
LTX-Credence Corp. (a)	56,688	446,701
Marvell Technology Group Ltd. (a)(d)	424,647	8,191,441
Mattson Technology, Inc. (a)(d)	45,794	126,849
Maxim Integrated Products, Inc.	229,429	5,334,224
MaxLinear, Inc. Class A (a)(d)	12,240	131,458
MEMC Electronic Materials, Inc. (a)	164,107	1,898,718
Micrel, Inc.	38,851	480,975
Microchip Technology, Inc.	134,157	4,509,017
Micron Technology, Inc. (a)(d)	694,835	5,044,502
Microsemi Corp. (a)	61,682	1,365,639
Microtune, Inc. (a)	70,701	206,447
Mindspeed Technologies, Inc. (a)(d)	23,812	148,349

	Shares	Value
MIPS Technologies, Inc. (a)(d)	48,280	$ 656,125
MKS Instruments, Inc. (a)(d)	40,801	831,116
Monolithic Power Systems, Inc. (a)	41,045	662,056
MoSys, Inc. (a)(d)	5,107	20,837
Nanometrics, Inc. (a)(d)	33,344	395,126
National Semiconductor Corp.	195,769	2,613,516
Netlogic Microsystems, Inc. (a)(d)	35,906	1,120,267
Novellus Systems, Inc. (a)	70,862	2,136,489
NVE Corp. (a)	7,030	358,460
NVIDIA Corp. (a)	446,836	6,076,970
Omnivision Technologies, Inc. (a)	51,642	1,460,952
ON Semiconductor Corp. (a)(d)	251,846	2,053,804
PDF Solutions, Inc. (a)	5,015	20,010
Pericom Semiconductor Corp. (a)(d)	20,374	203,536
Photronics, Inc. (a)(d)	52,431	335,034
Pixelworks, Inc. (a)	2,229	7,868
PLX Technology, Inc. (a)(d)	20,754	69,733
PMC-Sierra, Inc. (a)	148,931	1,079,750
Power Integrations, Inc.	33,258	1,339,965
QuickLogic Corp. (a)(d)	14,539	86,943
Rambus, Inc. (a)(d)	83,250	1,665,833
Ramtron International Corp. (a)	5,613	20,431
RF Micro Devices, Inc. (a)	207,898	1,457,365
Rubicon Technology, Inc. (a)(d)	21,254	466,313
Rudolph Technologies, Inc. (a)	15,301	114,145
Semtech Corp. (a)(d)	46,483	1,087,237
Sigma Designs, Inc. (a)(d)	26,543	318,516
Silicon Image, Inc. (a)(d)	98,207	753,248
Silicon Laboratories, Inc. (a)(d)	32,991	1,401,458
Skyworks Solutions, Inc. (a)(d)	126,441	3,217,923
Spansion, Inc. Class A (a)	19,743	390,319
Standard Microsystems Corp. (a)(d)	28,936	788,506
SunPower Corp. Class A (a)(d)	83,550	974,193
Supertex, Inc. (a)	18,603	465,261
Tech/Ops Sevcon, Inc. (a)	2,508	15,249
Tegal Corp. (a)	508	251
Teradyne, Inc. (a)(d)	147,810	1,753,027
Tessera Technologies, Inc. (a)	37,851	753,613
Texas Instruments, Inc.	935,420	29,746,356
TranSwitch Corp. (a)	2,419	4,935
Trident Microsystems, Inc. (a)	25,747	47,632
Trio-Tech International (a)	4,299	19,174
TriQuint Semiconductor, Inc. (a)(d)	99,231	1,181,841
Ultra Clean Holdings, Inc. (a)	15,000	117,600
Ultratech, Inc. (a)	36,536	671,166
Varian Semiconductor Equipment Associates, Inc. (a)(d)	53,497	1,686,760
Veeco Instruments, Inc. (a)(d)	33,948	1,493,033
Volterra Semiconductor Corp. (a)(d)	32,732	737,125
Xilinx, Inc.	188,737	5,118,547
Zoran Corp. (a)	59,085	406,505
		297,503,810
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.9%
ACI Worldwide, Inc. (a)(d)	36,109	$ 916,808
Activision Blizzard, Inc.	403,002	4,731,243
Actuate Corp. (a)	49,055	276,670
Adobe Systems, Inc. (a)	406,000	11,258,380
Advent Software, Inc. (a)(d)	15,807	815,325
American Software, Inc. Class A	4,418	29,645
ANSYS, Inc. (a)	61,583	2,986,776
Ariba, Inc. (a)(d)	83,074	1,681,002
Aspen Technology, Inc. (a)	61,609	770,113
Authentidate Holding Corp. (a)	1,900	1,197
Autodesk, Inc. (a)(d)	173,961	6,139,084
Bitstream, Inc. Class A (a)	6,051	42,962
Blackbaud, Inc.	31,757	803,770
Blackboard, Inc. (a)(d)	26,354	1,095,009
BMC Software, Inc. (a)	135,408	6,012,115
Bottomline Technologies, Inc. (a)(d)	26,416	500,055
BroadSoft, Inc. (a)	3,000	68,190
BSQUARE Corp. (a)	300	1,863
CA, Inc.	316,451	7,243,563
Cadence Design Systems, Inc. (a)(d)	243,605	1,914,735
Citrix Systems, Inc. (a)	141,871	9,423,072
CommVault Systems, Inc. (a)(d)	42,494	1,237,850
Compuware Corp. (a)	166,500	1,714,950
Concur Technologies, Inc. (a)(d)	35,353	1,810,427
Datawatch Corp. (a)	2,268	7,598
ebix.com, Inc. (a)	35,957	746,108
Electronic Arts, Inc. (a)	240,455	3,585,184
Epicor Software Corp. (a)	38,816	363,318
EPIQ Systems, Inc.	34,750	442,715
FactSet Research Systems, Inc.	31,814	2,820,947
Fair Isaac Corp.	43,549	1,016,869
FalconStor Software, Inc. (a)	18,520	49,263
Fonix Corp. (a)	1	0
Fortinet, Inc.	30,114	959,733
GSE Systems, Inc. (a)	452	1,559
Informatica Corp. (a)(d)	70,941	2,928,444
Interactive Intelligence, Inc. (a)(d)	7,768	210,047
Intuit, Inc. (a)	216,457	9,716,755
Jack Henry & Associates, Inc.	61,000	1,667,740
JDA Software Group, Inc. (a)(d)	41,914	1,106,739
Kenexa Corp. (a)(d)	14,889	272,618
Lawson Software, Inc. (a)	135,967	1,167,957
Magma Design Automation, Inc. (a)(d)	31,318	129,657
Manhattan Associates, Inc. (a)(d)	23,929	743,953
McAfee, Inc. (a)	119,703	5,608,086
Mentor Graphics Corp. (a)	93,643	1,053,016
MICROS Systems, Inc. (a)	56,352	2,463,709
Microsoft Corp.	5,930,569	149,509,644
MicroStrategy, Inc. Class A (a)	9,796	847,844

	Shares	Value
Monotype Imaging Holdings, Inc. (a)	10,025	$ 112,280
Motricity, Inc. (a)(d)	10,745	319,556
NetScout Systems, Inc. (a)	23,319	515,117
NetSol Technologies, Inc. (a)	20	27
NetSuite, Inc. (a)(d)	16,207	402,258
Novell, Inc. (a)	241,271	1,437,975
Nuance Communications, Inc. (a)(d)	172,931	3,056,555
Opnet Technologies, Inc.	5,444	132,398
Oracle Corp.	2,955,852	79,926,238
Parametric Technology Corp. (a)(d)	82,569	1,768,628
Peerless Systems Corp. (a)	200	622
Pegasystems, Inc. (d)	18,993	587,833
Pervasive Software, Inc. (a)	4,889	25,667
Progress Software Corp. (a)(d)	36,598	1,411,585
PROS Holdings, Inc. (a)	15,000	143,250
QAD, Inc.	4,871	22,942
QLIK Technologies, Inc.	11,000	259,270
Quest Software, Inc. (a)	41,193	1,042,183
Radiant Systems, Inc. (a)	26,015	469,571
RealD, Inc.	11,681	332,675
RealPage, Inc. (d)	10,000	274,000
Red Hat, Inc. (a)	136,350	5,931,225
Renaissance Learning, Inc.	5,254	61,840
Rosetta Stone, Inc. (a)(d)	9,673	203,036
Rovi Corp. (a)	74,510	4,110,717
S1 Corp. (a)	50,691	321,381
salesforce.com, Inc. (a)(d)	87,209	12,141,237
Smith Micro Software, Inc. (a)	24,403	364,581
SolarWinds, Inc. (a)	23,042	411,530
Solera Holdings, Inc.	48,885	2,346,480
Sonic Foundry, Inc. (a)(d)	180	2,565
Sonic Solutions, Inc. (a)(d)	67,686	675,506
Sourcefire, Inc. (a)(d)	30,942	839,456
SRS Labs, Inc. (a)	3,224	27,468
SS&C Technologies Holdings, Inc. (a)	9,991	193,925
SuccessFactors, Inc. (a)(d)	43,159	1,302,107
Symantec Corp. (a)	600,000	10,080,000
Synchronoss Technologies, Inc. (a)	28,394	737,960
Synopsys, Inc. (a)	105,397	2,707,649
Take-Two Interactive Software, Inc. (a)(d)	72,312	800,132
Taleo Corp. Class A (a)	24,886	764,000
TeleCommunication Systems, Inc. Class A (a)(d)	57,438	267,661
TeleNav, Inc.	14,000	91,280
THQ, Inc. (a)(d)	89,366	455,767
TIBCO Software, Inc. (a)(d)	128,300	2,519,812
TiVo, Inc. (a)(d)	81,385	668,985
Tyler Technologies, Inc. (a)(d)	34,991	714,166
Ultimate Software Group, Inc. (a)(d)	18,927	830,327
Vasco Data Security International, Inc. (a)(d)	35,184	303,990
Verint Systems, Inc. (a)	10,000	329,000
Versant Corp. (a)	320	3,795
VirnetX Holding Corp. (d)	25,010	347,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)(d)	46,132	$ 3,760,681
Wave Systems Corp. Class A (a)(d)	41,571	109,747
Websense, Inc. (a)(d)	36,344	753,411
		396,313,493
TOTAL INFORMATION TECHNOLOGY		1,918,880,536
MATERIALS - 4.2%
Chemicals - 2.3%
A. Schulman, Inc.	32,981	667,865
Air Products & Chemicals, Inc.	153,324	13,219,595
Airgas, Inc.	53,783	3,286,141
Albemarle Corp.	68,042	3,680,392
Altair Nanotechnologies, Inc. (a)	10,000	23,300
American Pacific Corp. (a)	800	4,904
American Vanguard Corp.	27,915	190,380
Arch Chemicals, Inc.	25,671	891,297
Ashland, Inc.	50,145	2,551,378
Balchem Corp. (d)	31,353	970,689
Cabot Corp.	34,815	1,246,377
Calgon Carbon Corp. (a)(d)	41,502	579,783
Celanese Corp. Class A	118,214	4,373,918
CF Industries Holdings, Inc.	54,239	6,550,444
Chase Corp. (d)	1,000	15,580
Chemtura Corp. (a)(d)	85,000	1,197,650
Converted Organics, Inc. (a)(d)	99,007	31,682
Cytec Industries, Inc.	39,369	1,883,019
Dow Chemical Co.	878,272	27,384,521
E.I. du Pont de Nemours & Co.	692,601	32,545,321
Eastman Chemical Co.	49,630	3,861,710
Ecolab, Inc.	180,959	8,651,650
Ferro Corp. (a)(d)	60,371	861,494
Flotek Industries, Inc. (a)(d)	12,942	48,015
FMC Corp.	55,371	4,308,971
Georgia Gulf Corp. (a)	27,000	548,910
H.B. Fuller Co.	31,742	665,630
Hawkins, Inc.	6,199	269,842
Huntsman Corp. (d)	155,123	2,399,753
Innophos Holdings, Inc.	19,698	670,914
International Flavors & Fragrances, Inc.	58,662	3,080,928
Intrepid Potash, Inc. (a)(d)	31,203	956,372
KMG Chemicals, Inc.	6,176	88,317
Koppers Holdings, Inc.	25,887	740,368
Kraton Performance Polymers, Inc.	8,409	239,488
Kronos Worldwide, Inc.	87	3,670
Landec Corp. (a)	21,495	134,559
LSB Industries, Inc. (a)(d)	19,648	453,083
Lubrizol Corp.	51,732	5,409,098
LyondellBasell Industries NV Class A (a)	279,000	8,149,590
Minerals Technologies, Inc.	15,572	947,400

	Shares	Value
Monsanto Co.	421,041	$ 25,228,777
Nalco Holding Co.	99,269	2,920,494
Nanophase Technologies Corp. (a)	4,415	4,724
NewMarket Corp.	8,586	1,080,119
NL Industries, Inc.	6,360	74,794
Olin Corp.	45,912	838,812
OM Group, Inc. (a)	27,564	1,036,406
OMNOVA Solutions, Inc. (a)(d)	37,528	329,496
Penford Corp. (a)	7,525	44,924
PolyOne Corp. (a)	82,298	1,025,433
PPG Industries, Inc.	126,894	9,892,656
Praxair, Inc.	237,424	21,854,879
Quaker Chemical Corp.	16,836	639,431
Rockwood Holdings, Inc. (a)(d)	39,589	1,511,112
RPM International, Inc.	101,064	2,069,791
Senomyx, Inc. (a)(d)	21,458	121,023
Sensient Technologies Corp.	40,668	1,381,492
Sherwin-Williams Co.	69,732	5,172,022
Sigma Aldrich Corp.	81,874	5,176,074
Solutia, Inc. (a)	89,995	1,924,093
Spartech Corp. (a)(d)	22,470	213,690
Stepan Co.	9,873	696,540
STR Holdings, Inc. (d)	31,364	562,984
The Mosaic Co.	114,037	7,712,322
The Scotts Miracle-Gro Co. Class A	33,840	1,690,646
TPC Group, Inc. (a)	13,000	362,960
Valspar Corp.	66,080	2,183,283
W.R. Grace & Co. (a)	46,875	1,568,906
Westlake Chemical Corp.	10,398	392,628
Zep, Inc.	19,224	348,916
Zoltek Companies, Inc. (a)(d)	46,821	425,603
		242,269,028
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	995,742
Headwaters, Inc. (a)(d)	58,586	227,900
Martin Marietta Materials, Inc.	33,349	2,819,324
Texas Industries, Inc. (d)	14,848	559,473
Vulcan Materials Co. (d)	84,577	3,393,229
		7,995,668
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	113,420
Aptargroup, Inc.	45,669	2,085,703
Ball Corp.	69,535	4,580,966
Bemis Co., Inc.	77,634	2,439,260
Boise, Inc.	87,338	641,934
Crown Holdings, Inc. (a)	120,021	3,724,252
Graham Packaging Co., Inc.	15,632	196,963
Graphic Packaging Holding Co. (a)	22,196	82,569
Greif, Inc. Class A	25,003	1,461,175
MOD-PAC Corp. (sub. vtg.) (a)	1,150	5,532
Myers Industries, Inc.	14,920	143,232
Owens-Illinois, Inc. (a)	123,578	3,321,777
Packaging Corp. of America	79,314	2,034,404
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	27,000	$ 1,460,430
Sealed Air Corp.	118,874	2,763,821
Silgan Holdings, Inc.	41,096	1,407,127
Smurfit-Stone Container Enterprises, Inc. (a)	35,000	836,500
Sonoco Products Co.	71,000	2,325,960
Temple-Inland, Inc.	84,782	1,777,879
		31,402,904
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	9,744	147,524
AK Steel Holding Corp.	94,049	1,248,971
Alcoa, Inc.	765,739	10,046,496
Allegheny Technologies, Inc. (d)	68,497	3,541,295
Allied Nevada Gold Corp. (a)(d)	58,100	1,553,594
Amcol International Corp.	19,393	541,646
Brush Engineered Materials, Inc. (a)	25,983	914,602
Capital Gold Corp. (a)	61,252	282,372
Carpenter Technology Corp.	30,707	1,119,884
Century Aluminum Co. (a)(d)	58,158	805,198
Cliffs Natural Resources, Inc.	105,273	7,194,357
Coeur d'Alene Mines Corp. (a)(d)	72,713	1,770,562
Commercial Metals Co. (d)	84,856	1,304,237
Compass Minerals International, Inc.	24,203	1,999,168
Freeport-McMoRan Copper & Gold, Inc.	359,902	36,465,271
General Moly, Inc. (a)(d)	57,561	317,737
Globe Specialty Metals, Inc.	40,000	648,400
Golden Minerals Co. (a)	10,000	283,400
Haynes International, Inc.	10,049	388,595
Hecla Mining Co. (a)(d)	216,345	2,074,749
Horsehead Holding Corp. (a)	45,973	534,666
Kaiser Aluminum Corp. (d)	15,063	706,455
Metals USA Holdings Corp. (a)	12,084	164,705
Molycorp, Inc. (d)	20,000	580,400
Newmont Mining Corp.	371,377	21,848,109
Noranda Aluminium Holding Corp. (a)	14,479	172,155
Nucor Corp.	219,537	8,285,326
Olympic Steel, Inc.	11,152	234,638
Reliance Steel & Aluminum Co.	47,022	2,090,128
Royal Gold, Inc.	40,029	2,062,294
RTI International Metals, Inc. (a)(d)	29,113	825,936
Schnitzer Steel Industries, Inc. Class A	15,000	856,350
Southern Copper Corp.	168,831	7,079,084
Steel Dynamics, Inc.	159,284	2,538,987
Stillwater Mining Co. (a)(d)	36,480	690,202
Synalloy Corp.	700	6,580
Titanium Metals Corp. (a)(d)	75,186	1,298,462
United States Steel Corp. (d)	108,518	5,275,060
Universal Stainless & Alloy Products, Inc. (a)(d)	4,322	135,149
US Energy Corp. (a)(d)	15,796	77,716

	Shares	Value
US Gold Corp. (a)(d)	79,468	$ 521,310
Walter Energy, Inc. (d)	40,230	4,129,207
Worthington Industries, Inc. (d)	49,734	796,739
		133,557,716
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	26,683	531,525
Clearwater Paper Corp. (a)	8,645	695,923
Deltic Timber Corp.	15,743	818,793
Domtar Corp.	34,709	2,635,107
Glatfelter	43,011	535,057
International Paper Co.	305,494	7,628,185
Kapstone Paper & Packaging Corp. (a)	20,928	308,060
Louisiana-Pacific Corp. (a)(d)	89,991	737,926
MeadWestvaco Corp.	122,234	3,036,293
Neenah Paper, Inc.	13,013	239,699
Schweitzer-Mauduit International, Inc.	13,459	845,360
Wausau-Mosinee Paper Corp.	43,208	333,134
		18,345,062
TOTAL MATERIALS		433,570,378
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)	1,000	2,640
AboveNet, Inc.	17,333	1,017,447
Alaska Communication Systems Group, Inc. (d)	65,347	688,757
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,578,452	127,235,181
Atlantic Tele-Network, Inc.	11,209	384,357
Cbeyond, Inc. (a)(d)	40,071	528,136
CenturyLink, Inc. (d)	215,705	9,273,158
Cincinnati Bell, Inc. New (a)(d)	170,046	414,912
Cogent Communications Group, Inc. (a)(d)	37,872	457,494
Consolidated Communications Holdings, Inc.	31,380	578,020
Frontier Communications Corp.	686,009	6,242,682
General Communications, Inc. Class A (a)	32,745	369,036
Global Crossing Ltd. (a)(d)	20,490	273,951
Globalstar, Inc. (a)(d)	72,755	112,043
HickoryTech Corp.	540	4,892
IDT Corp. Class B	13,297	276,445
Iridium Communications, Inc. (a)	18,606	173,780
Level 3 Communications, Inc. (a)(d)	1,275,817	1,275,817
Neutral Tandem, Inc. (a)(d)	32,771	470,919
PAETEC Holding Corp. (a)(d)	79,173	292,940
Premiere Global Services, Inc. (a)	40,771	287,843
Qwest Communications International, Inc.	1,085,109	7,595,763
SureWest Communications (a)	9,983	88,350
tw telecom, inc. (a)(d)	121,944	2,009,637
Verizon Communications, Inc.	2,189,052	70,071,555
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Vonage Holdings Corp. (a)	126,259	$ 305,547
Windstream Corp.	370,419	4,830,264
		235,261,566
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	310,610	15,707,548
Clearwire Corp. Class A (a)(d)	93,666	657,535
Crown Castle International Corp. (a)(d)	186,030	7,727,686
FiberTower Corp. (a)	2,746	11,973
Leap Wireless International, Inc. (a)	57,819	629,360
MetroPCS Communications, Inc. (a)(d)	172,855	2,100,188
NII Holdings, Inc. (a)	123,152	4,773,372
NTELOS Holdings Corp.	25,472	432,515
SBA Communications Corp. Class A (a)(d)	88,053	3,447,275
Shenandoah Telecommunications Co.	20,147	352,371
Sprint Nextel Corp. (a)	2,306,432	8,718,313
Syniverse Holdings, Inc. (a)	64,780	1,979,677
Telephone & Data Systems, Inc.	72,069	2,571,422
U.S. Cellular Corp. (a)(d)	6,963	318,766
USA Mobility, Inc.	30,927	526,378
		49,954,379
TOTAL TELECOMMUNICATION SERVICES		285,215,945
UTILITIES - 3.5%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	114,601	2,615,195
Allete, Inc.	38,638	1,365,081
American Electric Power Co., Inc.	365,257	13,003,149
Central Vermont Public Service Corp.	16,999	343,380
Cleco Corp.	63,378	1,922,255
DPL, Inc.	86,061	2,179,925
Duke Energy Corp.	1,015,665	17,824,921
Edison International	227,176	8,391,881
El Paso Electric Co. (a)	51,987	1,369,338
Empire District Electric Co.	46,000	991,300
Entergy Corp.	138,623	9,875,503
Exelon Corp.	514,149	20,242,046
FirstEnergy Corp. (d)	229,931	8,072,877
Great Plains Energy, Inc. (d)	105,440	1,966,456
Hawaiian Electric Industries, Inc.	68,932	1,508,921
IDACORP, Inc.	36,791	1,336,249
ITC Holdings Corp.	40,146	2,430,840
Maine & Maritimes Corp.	2,979	133,191
MGE Energy, Inc.	21,535	889,180
NextEra Energy, Inc.	321,320	16,265,218
Northeast Utilities	123,000	3,825,300
NV Energy, Inc.	164,486	2,251,813
Otter Tail Corp. (d)	37,712	775,359
Pepco Holdings, Inc.	150,058	2,753,564
Pinnacle West Capital Corp.	68,015	2,749,166

	Shares	Value
PNM Resources, Inc.	78,072	$ 935,303
Portland General Electric Co.	76,725	1,624,268
PPL Corp.	366,767	9,319,549
Progress Energy, Inc.	219,538	9,591,615
Southern Co.	645,340	24,342,225
UIL Holdings Corp.	36,832	1,081,756
Unisource Energy Corp.	32,881	1,156,425
Unitil Corp.	15,845	364,752
Westar Energy, Inc.	68,366	1,702,997
		175,200,998
Gas Utilities - 0.3%
AGL Resources, Inc.	55,000	2,020,150
Atmos Energy Corp.	68,000	2,044,760
Chesapeake Utilities Corp.	12,055	453,147
Delta Natural Gas Co., Inc.	1,791	55,539
Energen Corp.	52,788	2,299,973
Laclede Group, Inc.	24,554	867,984
National Fuel Gas Co. New Jersey (d)	52,000	3,294,720
New Jersey Resources Corp. (d)	33,701	1,452,850
Nicor, Inc. (d)	34,000	1,470,500
Northwest Natural Gas Co.	25,651	1,252,282
ONEOK, Inc.	77,981	3,985,609
Piedmont Natural Gas Co., Inc. (d)	51,464	1,522,305
Questar Corp.	128,553	2,135,265
South Jersey Industries, Inc.	29,737	1,522,237
Southwest Gas Corp.	35,257	1,235,053
UGI Corp.	84,382	2,503,614
WGL Holdings, Inc. (d)	38,000	1,377,880
		29,493,868
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	592,662	6,406,676
Black Hills Corp.	45,161	1,370,636
Calpine Corp. (a)(d)	260,212	3,148,565
Constellation Energy Group, Inc.	132,675	3,762,663
Dynegy, Inc. (a)	136,148	692,993
Mirant Corp. (a)	110,513	1,096,289
NRG Energy, Inc. (a)	184,289	3,571,521
Ormat Technologies, Inc. (d)	19,662	526,942
RRI Energy, Inc. (a)	229,887	809,202
		21,385,487
Multi-Utilities - 1.2%
Alliant Energy Corp.	75,633	2,746,234
Ameren Corp.	169,675	4,873,066
Avista Corp.	53,061	1,133,914
CenterPoint Energy, Inc.	281,437	4,398,860
CH Energy Group, Inc. (d)	20,599	960,737
CMS Energy Corp.	154,500	2,776,366
Consolidated Edison, Inc.	214,701	10,385,087
Dominion Resources, Inc.	462,889	19,223,780
DTE Energy Co.	125,255	5,580,110
Integrys Energy Group, Inc.	52,000	2,532,400
MDU Resources Group, Inc.	122,500	2,503,900
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc. (d)	193,996	$ 3,245,553
NorthWestern Energy Corp.	49,240	1,418,604
NSTAR	78,821	3,263,189
OGE Energy Corp.	75,931	3,379,689
PG&E Corp.	299,548	14,057,788
Public Service Enterprise Group, Inc.	395,666	12,198,383
SCANA Corp.	82,009	3,331,206
Sempra Energy	168,428	8,436,559
TECO Energy, Inc.	138,887	2,326,357
Vectren Corp. (d)	58,914	1,525,873
Wisconsin Energy Corp.	88,929	5,355,304
Xcel Energy, Inc.	349,116	8,204,226
		123,857,185
Water Utilities - 0.1%
American States Water Co. (d)	28,136	1,029,215
American Water Works Co., Inc.	132,705	3,252,600
Aqua America, Inc. (d)	98,092	2,113,883
Artesian Resources Corp. Class A	3,752	70,425
California Water Service Group	21,757	809,360
Middlesex Water Co.	4,792	83,668
SJW Corp. (d)	12,703	317,321
		7,676,472
TOTAL UTILITIES		357,614,010
TOTAL COMMON STOCKS (Cost $9,607,158,755)		10,199,149,655
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.3% 12/16/10 (f) (Cost $9,998,762)	$ 10,000,000	9,999,510
Money Market Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	45,994,767	$ 45,994,767
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	1,065,155,836	1,065,155,836
TOTAL MONEY MARKET FUNDS (Cost $1,111,150,603)		1,111,150,603
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $10,728,308,120)		11,320,299,768
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(1,047,232,555)
NET ASSETS - 100%		$ 10,273,067,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 20,643,000	$ 902,660
51 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2010	4,344,690	233,975
131 CME S&P 500 Index Contracts	Dec. 2010	38,631,900	391,181
119 NYFE Russell Mini Index Contracts	Dec. 2010	8,645,350	569,215
TOTAL EQUITY INDEX CONTRACTS		$ 72,264,940	$ 2,097,031

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,199,696.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145,865
Fidelity Securities Lending Cash Central Fund	3,310,940
Total	$ 3,456,805
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,185,002,004	$ 1,185,002,004	$ -	$ -
Consumer Staples	962,319,858	962,319,858	-	-
Energy	1,123,877,375	1,123,876,336	-	1,039
Financials	1,638,086,962	1,638,084,012	-	2,950
Health Care	1,150,715,422	1,150,715,422	-	-
Industrials	1,143,867,165	1,143,806,912	-	60,253
Information Technology	1,918,880,536	1,918,880,536	-	-
Materials	433,570,378	433,570,378	-	-
Telecommunication Services	285,215,945	285,215,945	-	-
Utilities	357,614,010	357,614,010	-	-
U.S. Government and Government Agency Obligations	9,999,510	-	9,999,510	-
Money Market Funds	1,111,150,603	1,111,150,603	-	-
Total Investments in Securities:	$ 11,320,299,768	$ 11,310,236,016	$ 9,999,510	$ 64,242
Derivative Instruments:
Assets
Futures Contracts	$ 2,097,031	$ 2,097,031	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 384
Total Realized Gain (Loss)	(146,659)
Total Unrealized Gain (Loss)	14,073
Cost of Purchases	3,316
Proceeds of Sales	(91,191)
Amortization/Accretion	-
Transfers in to Level 3	284,319
Transfers out of Level 3	-
Ending Balance	$ 64,242
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (177,864)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $10,765,608,878. Net unrealized appreciation aggregated $554,690,890, of which $2,270,659,939 related to appreciated investment securities and $1,715,969,049 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2010

1.810719.106

SPI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 8.4%
AGL Energy Ltd.	385,907	$ 5,676,952
Alumina Ltd.	2,054,253	3,904,105
Amcor Ltd.	1,034,952	6,397,408
AMP Ltd. (d)	1,728,974	8,367,659
Asciano Ltd. unit (a)	2,360,470	3,664,693
ASX Ltd.	148,135	5,369,123
Australia & New Zealand Banking Group Ltd.	2,163,806	46,989,668
AXA Asia Pacific Holdings Ltd.	840,808	4,971,714
Bendigo & Adelaide Bank Ltd.	287,844	2,725,450
BHP Billiton Ltd. (d)	2,775,652	114,097,484
Billabong International Ltd.	173,768	1,407,183
BlueScope Steel Ltd.	1,458,654	2,697,949
Boral Ltd.	566,862	2,444,635
Brambles Ltd.	1,229,977	8,027,277
Caltex Australia Ltd.	117,846	1,484,002
CFS Retail Property Trust	1,549,561	2,658,189
Coca-Cola Amatil Ltd.	476,854	5,090,902
Cochlear Ltd.	45,292	3,396,487
Commonwealth Bank of Australia	1,279,164	59,185,816
Computershare Ltd.	357,616	3,382,659
Crown Ltd.	391,215	3,078,101
CSL Ltd.	479,431	16,039,843
CSR Ltd.	1,245,226	2,028,716
DEXUS Property Group unit	4,236,510	3,166,846
Fortescue Metals Group Ltd. (a)	1,114,293	6,749,019
Fosters Group Ltd.	1,597,201	8,648,328
Goodman Fielder Ltd.	1,200,514	1,581,955
Goodman Group unit	5,158,120	3,163,702
Harvey Norman Holdings Ltd.	468,565	1,342,657
Incitec Pivot Ltd.	1,475,813	5,289,652
Insurance Australia Group Ltd.	1,677,113	6,059,375
Intoll Group unit	1,969,308	2,849,802
John Fairfax Holdings Ltd. (d)	1,649,382	2,165,539
Leighton Holdings Ltd. (d)	122,182	3,688,433
Lend Lease Group unit	446,456	3,243,187
MacArthur Coal Ltd.	145,281	1,663,799
Macquarie Group Ltd.	283,987	9,648,035
MAp Group unit	380,428	1,108,333
Metcash Ltd.	654,922	2,617,278
Mirvac Group unit	2,668,387	3,273,278
National Australia Bank Ltd.	1,750,784	39,345,907
Newcrest Mining Ltd.	632,389	24,029,883
OneSteel Ltd.	1,029,440	2,466,410
Orica Ltd.	299,295	7,164,998
Origin Energy Ltd.	723,348	10,897,427
OZ Minerals Ltd.	2,647,281	3,881,643
Paladin Energy Ltd. (a)	574,118	2,701,511
Qantas Airways Ltd. (a)	940,551	2,370,622
QBE Insurance Group Ltd.	845,309	13,634,015
QR National Ltd.	1,350,000	3,622,563
Ramsay Health Care Ltd.	90,000	1,345,523

	Shares	Value
Rio Tinto Ltd.	359,870	$ 28,352,701
Santos Ltd.	685,984	8,171,641
Sims Metal Management Ltd.	135,179	2,290,304
Sonic Healthcare Ltd.	299,015	3,381,420
SP AusNet unit	1,073,687	926,071
Stockland Corp. Ltd. unit	2,005,259	7,052,786
Suncorp-Metway Ltd.	1,034,383	8,951,448
Tabcorp Holdings Ltd.	562,428	3,826,920
Tattersall's Ltd.	1,141,875	2,713,903
Telstra Corp. Ltd.	3,565,960	9,603,000
The GPT Group unit	1,528,512	4,072,282
Toll Holdings Ltd.	530,229	3,150,499
Transurban Group unit	1,101,857	5,491,016
Wesfarmers Ltd.	837,049	25,236,769
Wesfarmers Ltd. (price protected shares)	120,547	3,670,268
Westfield Group unit	1,834,363	21,359,236
Westfield Retail Trust unit (e)	433,655	1,142,881
Westpac Banking Corp.	2,459,601	50,372,480
Woodside Petroleum Ltd.	506,388	20,358,207
Woolworths Ltd.	1,030,355	26,463,411
Worleyparsons Ltd.	153,184	3,699,458
TOTAL AUSTRALIA		731,092,436
Austria - 0.3%
Erste Bank AG	155,524	6,082,654
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG (a)(d)	871,215	3,092,482
OMV AG	125,716	4,224,226
Osterreichische Elektrizitatswirtschafts AG (d)	61,559	1,936,639
Raiffeisen International Bank-Holding AG (d)	45,886	2,255,575
Telekom Austria AG	288,781	4,010,300
Vienna Insurance Group AG Wien	30,268	1,406,539
Voestalpine AG	98,327	3,989,842
TOTAL AUSTRIA		26,998,261
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,161,121	3,815,726
Bailiwick of Jersey - 0.5%
Experian PLC	826,591	9,442,406
Petrofac Ltd.	210,533	4,554,571
Randgold Resources Ltd.	74,252	6,962,646
Shire PLC	461,088	10,802,615
WPP PLC	1,040,015	11,523,957
TOTAL BAILIWICK OF JERSEY		43,286,195
Belgium - 0.9%
Ageas	1,816,088	4,148,337
Anheuser-Busch InBev SA NV	600,118	32,653,837
Bekaert SA	30,000	2,850,468
Belgacom SA	126,770	4,288,434
Colruyt NV	61,760	3,085,174
Common Stocks - continued
	Shares	Value
Belgium - continued
Compagnie Nationale A Portefeuille (CNP)	28,840	$ 1,375,365
Delhaize Group SA	83,044	5,668,079
Dexia SA	483,829	1,772,667
Groupe Bruxelles Lambert SA	65,653	5,146,548
Groupe Bruxelles Lambert SA (strip VVPR)	2,466	19
KBC Groupe SA (a)	141,098	4,948,927
Mobistar SA	25,037	1,457,043
Solvay SA Class A (d)	49,188	4,752,787
UCB SA	84,641	2,736,396
Umicore SA	91,030	4,319,318
TOTAL BELGIUM		79,203,399
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	359,450	1,606,299
Li & Fung Ltd.	1,893,623	11,803,136
Noble Group Ltd.	2,494,890	3,872,879
NWS Holdings Ltd.	933,000	1,497,126
Orient Overseas International Ltd.	163,400	1,585,601
Seadrill Ltd.	238,200	7,301,935
Yue Yuen Industrial (Holdings) Ltd.	628,000	2,268,564
TOTAL BERMUDA		29,935,540
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,763,000	1,244,203
Sands China Ltd.	2,100,000	4,516,420
Wynn Macau Ltd.	1,345,200	2,726,780
TOTAL CAYMAN ISLANDS		8,487,403
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	708,168	2,646,996
Denmark - 1.0%
A.P. Moller - Maersk AS:
Series A	488	3,862,326
Series B	1,096	8,872,894
Carlsberg AS Series B	92,392	8,720,249
Coloplast AS Series B	18,510	2,462,606
Danske Bank AS (a)	379,443	9,409,179
DSV de Sammensluttede Vognmaend AS	193,406	3,809,147
Novo Nordisk AS Series B	347,874	34,518,132
Novozymes AS Series B	39,047	5,096,295
Tryg AS	23,050	993,841
Vestas Wind Systems AS (a)(d)	168,788	4,802,737
William Demant Holding AS (a)(d)	21,345	1,486,796
TOTAL DENMARK		84,034,202
Finland - 1.0%
Elisa Corp. (A Shares)	116,981	2,309,240
Fortum Corp.	360,252	9,505,354
Kesko Oyj	57,608	2,643,745
Kone Oyj (B Shares)	128,774	6,733,641

	Shares	Value
Metso Corp.	105,688	$ 5,427,705
Neste Oil Oyj	103,393	1,454,604
Nokia Corp.	3,094,010	28,607,820
Nokian Tyres PLC	90,156	2,900,652
Orion Oyj (B Shares)	77,990	1,582,058
Outokumpu Oyj (A Shares) (d)	97,559	1,600,438
Pohjola Bank PLC (A Shares)	116,236	1,317,735
Rautaruukki Oyj (K Shares) (d)	88,926	1,613,468
Sampo OYJ (A Shares)	349,135	8,527,810
Sanoma-WSOY Oyj (d)	68,958	1,390,786
Stora Enso Oyj (R Shares)	469,853	4,042,965
UPM-Kymmene Corp.	422,724	6,276,354
Wartsila Corp.	70,051	4,845,806
TOTAL FINLAND		90,780,181
France - 8.6%
Accor SA	119,505	5,050,817
Aeroports de Paris	22,480	1,720,489
Air France KLM (Reg.) (a)	120,083	2,098,516
Air Liquide SA	92,885	10,873,682
Alcatel-Lucent SA (a)	1,861,706	5,051,343
Alstom SA	170,012	7,002,330
Atos Origin SA (a)	40,150	1,638,818
AXA SA	1,427,091	20,484,780
BIC SA	20,459	1,654,765
bioMerieux SA	10,949	973,396
BNP Paribas SA	791,408	46,837,076
Bouygues SA	191,126	7,625,145
Bureau Veritas SA	39,668	2,890,262
Cap Gemini SA	118,352	4,990,566
Carrefour SA	500,307	22,632,168
Casino Guichard Perrachon et Compagnie	46,316	4,077,344
Christian Dior SA	53,265	7,376,169
CNP Assurances	120,944	1,938,545
Compagnie de St. Gobain	332,098	14,876,427
Compagnie Generale de Geophysique SA (a)	129,641	2,998,525
Credit Agricole SA	795,287	9,744,653
Danone	483,185	28,297,962
Dassault Systemes SA	50,104	3,427,598
Edenred (a)	119,505	2,658,407
EDF SA	217,189	9,056,764
Eiffage SA (d)	34,083	1,495,130
Eramet SA	4,530	1,399,264
Essilor International SA	166,631	10,409,773
Eurazeo SA	25,490	1,732,845
Eutelsat Communications	79,586	2,679,360
Fonciere Des Regions	20,827	1,891,312
France Telecom SA	1,534,703	31,118,694
GDF Suez	1,030,047	34,156,428
Gecina SA	16,697	1,742,718
Groupe Eurotunnel SA	378,015	3,235,061
Hermes International SA	10,011	1,896,945
Common Stocks - continued
	Shares	Value
France - continued
ICADE	17,940	$ 1,678,735
Iliad Group SA	12,340	1,236,394
Imerys	30,151	1,726,285
JC Decaux SA (a)	49,234	1,236,114
Klepierre SA	79,037	2,492,650
L'Oreal SA	199,277	21,189,691
Lafarge SA	71,536	3,904,048
Lafarge SA (Bearer)	91,270	4,981,023
Lagardere S.C.A. (Reg.)	101,922	3,763,351
Legrand SA	130,769	4,990,574
LVMH Moet Hennessy - Louis Vuitton	201,759	30,597,513
M6 Metropole Television SA	53,151	1,153,379
Michelin CGDE Series B	143,665	9,718,067
Natixis SA (a)	733,692	3,230,890
Neopost SA (d)	26,093	2,300,775
PagesJaunes Groupe SA (d)	94,401	836,433
Pernod-Ricard SA	165,370	13,476,332
Peugeot Citroen SA (a)	124,090	4,625,362
PPR SA	63,431	10,076,448
Publicis Groupe SA	102,985	4,601,214
Renault SA (a)	160,736	8,423,721
Safran SA	153,128	4,796,522
Sanofi-Aventis	864,763	52,412,966
Schneider Electric SA	201,338	28,260,300
SCOR SE	137,719	3,209,252
Societe Generale Series A	524,999	24,328,314
Sodexo SA	78,834	4,967,891
Suez Environnement SA	224,800	4,002,902
Technip SA	85,242	6,617,966
Television Francaise 1 SA	90,280	1,312,889
Thales SA	73,391	2,572,716
Total SA	1,746,428	84,759,455
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	76,635	13,322,765
Vallourec SA	94,438	8,968,180
Veolia Environnement	313,710	8,258,980
VINCI SA	359,448	17,400,808
Vivendi	1,022,859	24,950,692
TOTAL FRANCE		744,115,678
Germany - 7.5%
adidas AG	169,030	10,609,003
Allianz AG	376,570	41,297,801
Axel Springer Verlag	12,000	1,682,014
BASF AG	758,388	56,595,747
Bayer AG	680,903	49,443,572
Bayerische Motoren Werke AG (BMW)	272,751	20,506,634
Beiersdorf AG	82,655	4,797,820
Brenntag AG	22,000	1,938,728
Celesio AG	67,351	1,582,148
Commerzbank AG (a)(d)	589,693	4,293,518
Continental AG (a)	41,700	3,236,938

	Shares	Value
Daimler AG (Germany) (a)	744,268	$ 48,171,838
Deutsche Bank AG	768,342	36,492,265
Deutsche Boerse AG	162,716	9,838,921
Deutsche Lufthansa AG (a)	193,080	4,108,405
Deutsche Post AG	693,155	11,105,700
Deutsche Telekom AG	2,350,131	30,092,459
E.ON AG	1,486,448	42,644,668
Fraport AG Frankfurt Airport Services Worldwide	29,107	1,709,199
Fresenius Medical Care AG & Co. KGaA	160,180	9,244,851
Fresenius SE	22,826	1,955,528
GEA Group AG	153,171	3,681,646
Hannover Rueckversicherungs AG	47,418	2,209,954
HeidelbergCement AG	116,361	6,320,905
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	108,471	5,491,792
Hochtief AG	36,198	2,680,185
Infineon Technologies AG	914,979	8,129,663
K&S AG	137,282	9,159,794
Kabel Deutschland Holding AG	46,000	2,142,075
Lanxess AG	69,000	4,859,968
Linde AG	140,061	19,559,331
MAN SE	87,432	10,271,632
Merck KGaA	53,639	4,186,669
Metro AG	107,713	7,725,089
Munich Re Group	158,381	21,994,361
Puma AG	4,162	1,236,708
RWE AG	347,307	21,618,085
Salzgitter AG	34,664	2,229,864
SAP AG	712,561	33,237,215
Siemens AG	682,022	74,610,326
Suedzucker AG (Bearer)	53,866	1,151,418
Thyssenkrupp AG (d)	273,183	10,430,877
TUI AG (a)(d)	127,879	1,347,658
United Internet AG	96,763	1,368,236
Volkswagen AG (d)	23,350	3,154,729
Wacker Chemie AG	12,021	2,059,392
TOTAL GERMANY		652,205,329
Greece - 0.2%
Alpha Bank AE (a)	440,735	2,442,474
Coca-Cola Hellenic Bottling Co. SA	151,850	3,872,593
EFG Eurobank Ergasias SA (a)	276,744	1,379,221
Greek Organization of Football Prognostics SA	176,466	2,839,927
Hellenic Telecommunications Organization SA	187,381	1,698,184
National Bank of Greece SA (a)	782,398	6,510,643
Public Power Corp. of Greece	97,175	1,349,469
TOTAL GREECE		20,092,511
Hong Kong - 2.7%
AIA Group Ltd.	6,500,000	18,792,659
ASM Pacific Technology Ltd.	159,529	1,512,084
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Bank of East Asia Ltd.	1,266,321	$ 5,389,814
BOC Hong Kong (Holdings) Ltd.	3,108,066	10,687,104
Cathay Pacific Airways Ltd.	975,327	2,844,965
Cheung Kong Holdings Ltd.	1,147,449	16,964,217
CLP Holdings Ltd.	1,624,157	13,365,568
Esprit Holdings Ltd.	943,366	4,561,931
Hang Lung Group Ltd.	644,000	4,134,372
Hang Lung Properties Ltd.	2,008,423	9,350,224
Hang Seng Bank Ltd.	636,601	10,469,279
Henderson Land Development Co. Ltd.	887,319	6,256,370
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	166,392	54,643
Hong Kong & China Gas Co. Ltd.	3,534,476	8,630,221
Hong Kong Electric Holdings Ltd.	1,205,676	7,755,765
Hong Kong Exchanges and Clearing Ltd.	838,298	19,205,823
Hopewell Holdings Ltd.	475,000	1,483,419
Hutchison Whampoa Ltd.	1,767,158	17,682,959
Hysan Development Co. Ltd.	495,581	2,058,273
Kerry Properties Ltd.	610,681	3,082,897
Lifestyle International Holdings Ltd.	469,000	1,203,153
Link (REIT)	1,830,953	5,741,623
Mongolia Energy Corp. Ltd. (a)	2,618,000	846,256
MTR Corp. Ltd.	1,200,956	4,431,087
New World Development Co. Ltd.	2,020,892	4,013,156
PCCW Ltd.	2,900,000	1,146,555
Shangri-La Asia Ltd.	1,075,380	2,706,108
Sino Land Ltd.	2,120,112	4,434,078
SJM Holdings Ltd.	1,250,000	2,063,748
Sun Hung Kai Properties Ltd.	1,160,141	19,183,787
Swire Pacific Ltd. (A Shares)	625,884	9,640,145
Wharf Holdings Ltd.	1,117,585	7,512,935
Wheelock and Co. Ltd.	692,000	2,486,388
Wing Hang Bank Ltd.	150,000	1,968,448
TOTAL HONG KONG		231,660,054
Ireland - 0.2%
Anglo Irish Bank Corp. PLC (a)	331,052	4
Bank of Ireland (a)	2,750,000	1,108,577
CRH PLC	583,710	10,125,244
Elan Corp. PLC (a)	389,397	1,996,722
James Hardie Industries NV unit (a)	336,842	1,746,416
Kerry Group PLC Class A	110,827	3,559,961
Ryanair Holdings PLC	287,226	1,447,254
TOTAL IRELAND		19,984,178
Isle of Man - 0.1%
Genting International PLC (a)	5,063,859	7,630,683
Israel - 0.8%
Bank Hapoalim BM (Reg.) (a)	825,000	3,857,026
Bank Leumi le-Israel BM	1,013,900	4,767,728
Bezeq Israeli Telecommunication Corp. Ltd.	1,517,067	4,049,361
Cellcom Israel Ltd. (Israel)	44,098	1,453,951

	Shares	Value
Delek Group Ltd.	3,350	$ 875,972
Elbit Systems Ltd. (Israel)	21,449	1,010,359
Israel Chemicals Ltd.	365,283	5,262,299
Israel Corp. Ltd. (Class A) (a)	2,050	2,173,145
Israel Discount Bank Ltd. (Class A) (a)	480,000	1,043,762
Makhteshim-Agan Industries (a)	190,000	782,930
Mizrahi Tefahot Bank Ltd.	106,000	1,073,542
Nice Systems Ltd. (a)	51,000	1,559,647
Partner Communications Co. Ltd.	71,396	1,471,326
Teva Pharmaceutical Industries Ltd.	777,397	39,150,428
TOTAL ISRAEL		68,531,476
Italy - 2.4%
A2A SpA	871,519	1,116,397
Assicurazioni Generali SpA	968,927	16,976,546
Atlantia SpA	209,207	4,091,796
Autogrill SpA (a)	81,208	1,038,149
Banca Carige SpA	476,861	928,341
Banca Monte dei Paschi di Siena SpA (a)	1,725,288	1,846,192
Banco Popolare Societa Cooperativa (d)	495,875	2,048,166
Enel Green Power SpA	1,200,000	2,367,278
Enel SpA	5,393,557	25,340,101
ENI SpA	2,157,503	43,405,944
EXOR SpA	55,132	1,453,243
Fiat SpA	630,563	10,434,296
Finmeccanica SpA	332,694	3,758,705
Intesa Sanpaolo SpA	6,325,787	16,460,895
Intesa Sanpaolo SpA (Risparmio Shares)	735,357	1,573,778
Luxottica Group SpA	107,973	2,861,203
Mediaset SpA	592,933	3,280,156
Mediobanca SpA	382,419	3,146,685
Mediobanca SpA warrants 3/18/11 (a)	328,052	5,067
Parmalat SpA	1,332,531	3,313,579
Pirelli & C SpA	195,504	1,485,618
Prysmian SpA (d)	172,913	2,749,085
Saipem SpA	215,150	8,952,192
Snam Rete Gas SpA	1,256,625	5,969,133
Telecom Italia SpA	7,954,053	9,786,408
Terna SpA	1,065,434	4,366,107
UniCredit SpA	11,272,084	21,812,546
Unione di Banche Italiane SCpA	479,659	3,974,825
Unione di Banche Italiane SCpA warrants 6/30/11 (a)	368,960	2,059
TOTAL ITALY		204,544,490
Japan - 21.6%
77 Bank Ltd.	272,223	1,297,926
ABC-Mart, Inc.	24,000	813,623
Advantest Corp.	130,590	2,676,287
Aeon Co. Ltd.	499,900	6,089,652
Aeon Credit Service Co. Ltd.	65,500	845,313
Aeon Mall Co. Ltd.	69,700	1,549,999
Air Water, Inc.	111,000	1,314,465
Aisin Seiki Co. Ltd.	155,300	5,034,700
Common Stocks - continued
	Shares	Value
Japan - continued
Ajinomoto Co., Inc.	534,866	$ 5,271,190
Alfresa Holdings Corp.	28,400	1,177,607
All Nippon Airways Ltd. (a)	664,000	2,349,321
Amada Co. Ltd.	292,000	1,995,865
Aozora Bank Ltd.	584,000	997,933
Asahi Breweries Ltd.	320,303	6,234,369
Asahi Glass Co. Ltd.	838,677	9,325,929
Asahi Kasei Corp.	1,006,727	5,971,454
Asics Corp.	118,000	1,295,836
Astellas Pharma, Inc.	368,300	13,187,333
Bank of Kyoto Ltd.	270,000	2,384,298
Bank of Yokohama Ltd.	1,005,084	4,860,366
Benesse Corp.	59,500	2,723,128
Bridgestone Corp.	554,479	10,197,839
Brother Industries Ltd.	191,200	2,714,293
Canon Marketing Japan, Inc.	55,100	775,621
Canon, Inc.	936,844	44,081,419
Casio Computer Co. Ltd.	189,800	1,415,742
Central Japan Railway Co.	1,277	9,847,175
Chiba Bank Ltd.	633,674	3,681,867
Chiyoda Corp.	123,000	1,066,035
Chubu Electric Power Co., Inc.	556,864	13,157,585
Chugai Pharmaceutical Co. Ltd.	183,525	3,306,693
Chugokun Electric Power Co.	239,900	4,778,793
Chuo Mitsui Trust Holdings, Inc.	836,300	2,945,500
Citizen Holdings Co. Ltd.	213,166	1,295,943
Coca-Cola West Co. Ltd.	42,700	711,284
Cosmo Oil Co. Ltd.	512,000	1,450,009
Credit Saison Co. Ltd.	117,452	1,860,646
Dai Nippon Printing Co. Ltd.	451,242	5,676,376
Dai-ichi Mutual Life Insurance Co.	6,548	9,405,146
Daicel Chemical Industries Ltd.	213,000	1,450,798
Daido Steel Co. Ltd.	236,000	1,266,225
Daihatsu Motor Co. Ltd.	160,000	2,244,608
Daiichi Sankyo Kabushiki Kaisha	568,770	12,300,770
Daikin Industries Ltd.	190,494	6,818,322
Dainippon Sumitomo Pharma Co. Ltd.	119,000	1,030,841
Daito Trust Construction Co. Ltd.	67,063	4,151,118
Daiwa House Industry Co. Ltd.	414,184	4,668,693
Daiwa Securities Group, Inc.	1,371,985	6,221,090
DeNA Co. Ltd.	65,700	1,918,753
Denki Kagaku Kogyo KK	393,358	1,742,742
Denso Corp.	405,238	13,190,596
Dentsu, Inc.	138,100	3,718,972
Dowa Holdings Co. Ltd.	204,526	1,211,047
East Japan Railway Co.	280,000	16,718,234
Eisai Co. Ltd.	206,378	7,090,950
Electric Power Development Co. Ltd.	105,880	3,231,374
Elpida Memory, Inc. (a)(d)	154,600	1,841,862
FamilyMart Co. Ltd.	54,500	1,854,765
Fanuc Ltd.	159,172	22,752,242
Fast Retailing Co. Ltd.	43,000	6,773,745

	Shares	Value
Fuji Electric Holdings Co. Ltd.	435,153	$ 1,160,686
Fuji Heavy Industries Ltd. (a)	557,000	4,107,947
Fuji Media Holdings, Inc.	351	491,153
Fujifilm Holdings Corp.	385,005	12,888,112
Fujitsu Ltd.	1,532,075	9,816,844
Fukuoka Financial Group, Inc.	644,300	2,474,883
Furukawa Electric Co. Ltd.	498,790	2,121,662
GREE, Inc.	70,000	853,200
GS Yuasa Corp. (d)	295,000	1,972,178
Gunma Bank Ltd.	311,663	1,556,732
Hakuhodo DY Holdings, Inc.	18,180	912,422
Hamamatsu Photonics KK	50,000	1,642,469
Hankyu Hanshin Holdings, Inc.	930,200	4,223,887
Hino Motors Ltd.	206,000	1,012,235
Hirose Electric Co. Ltd.	26,798	2,648,258
Hiroshima Bank Ltd.	391,000	1,560,543
Hisamitsu Pharmaceutical Co., Inc.	55,000	2,188,564
Hitachi Chemical Co. Ltd.	84,900	1,573,519
Hitachi Construction Machinery Co. Ltd.	84,300	1,917,501
Hitachi High-Technologies Corp.	55,400	1,171,089
Hitachi Ltd. (a)	3,733,271	17,607,783
Hitachi Metals Ltd.	140,000	1,607,696
Hokkaido Electric Power Co., Inc.	152,000	3,011,484
Hokuhoku Financial Group, Inc.	944,715	1,727,208
Hokuriku Electric Power Co., Inc.	149,300	3,610,960
Honda Motor Co. Ltd.	1,361,260	49,240,990
Hoya Corp.	356,916	8,419,098
Ibiden Co. Ltd.	101,800	2,797,873
Idemitsu Kosan Co. Ltd.	18,900	1,759,348
INPEX Corp.	1,790	9,189,487
Isetan Mitsukoshi Holdings Ltd.	303,887	3,476,859
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,019,185	2,103,796
Isuzu Motors Ltd.	940,000	4,165,610
Ito En Ltd.	51,200	825,343
Itochu Corp.	1,226,986	11,363,723
ITOCHU Techno-Solutions Corp.	25,600	922,316
Iyo Bank Ltd.	187,000	1,329,569
J Front Retailing Co. Ltd.	407,800	2,267,514
Japan Petroleum Exploration Co. Ltd.	24,100	842,643
Japan Prime Realty Investment Corp.	535	1,356,599
Japan Real Estate Investment Corp.	407	3,924,825
Japan Retail Fund Investment Corp.	1,306	2,102,147
Japan Steel Works Ltd.	279,000	2,730,909
Japan Tobacco, Inc.	3,819	12,985,381
JFE Holdings, Inc.	384,975	12,208,297
JGC Corp.	166,117	3,209,065
Joyo Bank Ltd.	528,941	2,231,179
JS Group Corp.	219,459	4,051,672
JSR Corp.	137,316	2,331,673
JTEKT Corp.	184,200	2,033,047
Jupiter Telecommunications Co.	1,933	1,967,994
JX Holdings, Inc. (a)	1,866,468	11,553,211
Kajima Corp.	644,317	1,604,127
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	215,663	$ 1,662,217
Kaneka Corp.	235,559	1,404,600
Kansai Electric Power Co., Inc.	627,036	15,087,802
Kansai Paint Co. Ltd.	168,000	1,535,759
Kao Corp.	440,750	11,036,788
Kawasaki Heavy Industries Ltd.	1,206,945	3,724,534
Kawasaki Kisen Kaisha Ltd. (a)	579,000	2,416,529
KDDI Corp.	2,377	13,563,403
Keihin Electric Express Railway Co. Ltd.	384,061	3,377,773
Keio Corp.	472,410	3,188,917
Keisei Electric Railway Co.	226,000	1,480,355
Keyence Corp.	35,420	8,939,122
Kikkoman Corp.	134,849	1,449,249
Kinden Corp.	100,000	860,369
Kintetsu Corp. (d)	1,364,100	4,075,103
Kirin Holdings Co. Ltd.	690,256	9,597,073
Kobe Steel Ltd.	2,058,000	4,661,021
Koito Manufacturing Co. Ltd.	76,000	1,092,526
Komatsu Ltd.	785,245	21,702,375
Konami Corp.	78,500	1,461,661
Konica Minolta Holdings, Inc.	393,000	4,042,405
Kubota Corp.	970,864	8,773,799
Kuraray Co. Ltd.	271,486	3,732,981
Kurita Water Industries Ltd.	89,700	2,582,151
Kyocera Corp.	134,302	13,669,761
Kyowa Hakko Kirin Co., Ltd.	202,689	2,034,774
Kyushu Electric Power Co., Inc.	310,670	6,890,166
Lawson, Inc.	50,116	2,221,788
Mabuchi Motor Co. Ltd.	22,621	1,088,003
Makita Corp.	94,300	3,408,705
Marubeni Corp.	1,382,244	8,947,309
Marui Group Co. Ltd.	196,849	1,591,219
Maruichi Steel Tube Ltd.	34,400	658,938
Matsui Securities Co. Ltd.	107,800	671,262
Mazda Motor Corp.	1,228,000	3,402,650
McDonald's Holdings Co. (Japan) Ltd.	50,000	1,243,353
Medipal Holdings Corp.	117,900	1,267,969
Meiji Holdings Co. Ltd.	52,429	2,277,355
Minebea Ltd.	282,008	1,668,877
Miraca Holdings, Inc.	35,000	1,242,995
Mitsubishi Chemical Holdings Corp.	1,059,275	6,080,846
Mitsubishi Corp.	1,127,002	28,453,866
Mitsubishi Electric Corp.	1,623,106	16,035,583
Mitsubishi Estate Co. Ltd.	990,723	16,699,587
Mitsubishi Gas Chemical Co., Inc.	299,867	1,838,224
Mitsubishi Heavy Industries Ltd.	2,536,256	9,103,920
Mitsubishi Logistics Corp.	97,000	1,227,636
Mitsubishi Materials Corp. (a)	920,937	2,844,076
Mitsubishi Motors Corp. of Japan (a)(d)	3,274,000	4,413,824
Mitsubishi Tanabe Pharma Corp.	187,000	2,945,163
Mitsubishi UFJ Financial Group, Inc.	10,544,030	49,997,853
Mitsubishi UFJ Lease & Finance Co. Ltd.	46,330	1,694,089

	Shares	Value
Mitsui & Co. Ltd.	1,456,823	$ 22,718,871
Mitsui Chemicals, Inc.	834,683	2,543,769
Mitsui Engineering & Shipbuilding Co.	616,000	1,417,367
Mitsui Fudosan Co. Ltd.	699,677	12,366,866
Mitsui Mining & Smelting Co. Ltd.	443,154	1,342,919
Mitsui OSK Lines Ltd.	967,285	6,641,457
Mitsumi Electric Co. Ltd.	70,700	1,279,650
Mizuho Financial Group, Inc.	16,714,100	26,402,133
Mizuho Securities Co. Ltd.	486,000	1,137,082
Mizuho Trust & Banking Co. Ltd. (a)(d)	1,075,000	961,975
MS&AD Insurance Group Holdings, Inc.	444,284	10,161,537
Murata Manufacturing Co. Ltd.	168,654	10,298,404
Nabtesco Corp.	60,000	1,107,725
Namco Bandai Holdings, Inc.	156,550	1,509,659
NEC Corp.	2,176,951	5,991,546
NGK Insulators Ltd.	213,309	3,167,936
NGK Spark Plug Co. Ltd.	135,000	1,942,284
NHK Spring Co. Ltd.	130,000	1,308,000
Nidec Corp.	91,342	9,116,158
Nikon Corp.	265,938	5,205,726
Nintendo Co. Ltd.	82,296	22,352,729
Nippon Building Fund, Inc.	441	4,305,395
Nippon Electric Glass Co. Ltd.	317,000	4,440,960
Nippon Express Co. Ltd.	684,546	2,727,595
Nippon Meat Packers, Inc.	150,740	1,797,490
Nippon Paper Group, Inc.	83,100	1,970,937
Nippon Sheet Glass Co. Ltd.	658,000	1,537,216
Nippon Steel Corp.	4,221,661	13,949,130
Nippon Telegraph & Telephone Corp.	430,500	19,517,320
Nippon Yusen KK	1,248,578	5,440,716
Nishi-Nippon City Bank Ltd.	516,000	1,424,341
Nissan Chemical Industries Co. Ltd.	105,000	1,253,771
Nissan Motor Co. Ltd. (a)	2,064,648	19,311,622
Nisshin Seifun Group, Inc.	155,090	1,874,827
Nisshin Steel Co. Ltd.	503,000	919,627
Nisshinbo Holdings, Inc.	102,000	1,048,236
Nissin Food Holdings Co. Ltd.	56,723	1,956,176
Nitori Holdings Co. Ltd.	29,850	2,628,840
Nitto Denko Corp.	145,894	6,058,214
NKSJ Holdings, Inc. (a)	1,149,612	7,692,929
NOK Corp.	95,000	1,793,631
Nomura Holdings, Inc.	2,926,347	16,877,023
Nomura Real Estate Holdings, Inc.	79,500	1,165,639
Nomura Real Estate Office Fund, Inc.	232	1,474,864
Nomura Research Institute Ltd.	81,600	1,645,944
NSK Ltd.	361,576	3,043,278
NTN Corp.	368,611	1,675,803
NTT Data Corp.	1,062	3,434,104
NTT DoCoMo, Inc.	12,717	20,637,458
NTT Urban Development Co.	916	805,612
Obayashi Corp.	503,704	2,088,108
Obic Co. Ltd.	5,580	1,008,181
Odakyu Electric Railway Co. Ltd. (d)	532,000	4,845,015
Oji Paper Co. Ltd.	681,352	3,107,715
Common Stocks - continued
	Shares	Value
Japan - continued
Olympus Corp.	178,029	$ 4,992,612
Omron Corp.	164,760	4,063,627
Ono Pharmaceutical Co. Ltd.	72,100	3,187,788
Oracle Corp. Japan	31,700	1,399,671
Oriental Land Co. Ltd.	42,556	3,854,627
ORIX Corp.	89,588	7,654,349
Osaka Gas Co. Ltd.	1,586,525	5,930,211
Otsuka Corp.	11,000	713,748
Panasonic Corp.	1,628,773	23,345,681
Rakuten, Inc.	5,957	4,562,869
Resona Holdings, Inc. (d)	506,100	3,088,914
Ricoh Co. Ltd.	555,770	7,806,300
Rinnai Corp.	30,000	1,742,248
ROHM Co. Ltd.	82,744	4,993,215
Sankyo Co. Ltd. (Gunma)	46,800	2,477,433
Santen Pharmaceutical Co. Ltd.	58,000	1,995,364
Sapporo Breweries Ltd.	198,578	802,721
Sapporo Hokuyo Holdings, Inc.	270,000	1,119,555
SBI Holdings, Inc.	19,000	2,588,278
Secom Co. Ltd.	180,067	8,011,046
Sega Sammy Holdings, Inc.	160,600	2,705,933
Seiko Epson Corp.	118,400	1,945,390
Sekisui Chemical Co. Ltd.	359,293	2,468,704
Sekisui House Ltd. (a)	512,467	4,861,957
Senshu Ikeda Holdings, Inc.	546,950	745,083
Seven & i Holdings Co., Ltd.	648,900	15,854,433
Seven Bank Ltd.	529	955,784
Sharp Corp.	812,675	7,790,440
Shikoku Electric Power Co., Inc.	147,500	4,291,839
Shimadzu Corp.	197,000	1,459,521
Shimamura Co. Ltd.	18,300	1,670,694
SHIMANO, Inc.	53,000	2,555,476
SHIMIZU Corp.	457,416	1,832,843
Shin-Etsu Chemical Co., Ltd.	343,262	16,728,240
Shinko Electric Industries Co.Ltd.	55,900	622,558
Shinsei Bank Ltd. (a)(d)	907,000	789,350
Shionogi & Co. Ltd.	240,791	4,393,083
Shiseido Co. Ltd.	283,950	5,931,890
Shizuoka Bank Ltd.	495,274	4,166,393
Showa Denko KK	1,249,336	2,544,408
Showa Shell Sekiyu KK	163,500	1,356,945
SMC Corp.	45,371	7,210,782
SOFTBANK CORP.	675,630	23,394,269
Sojitz Corp.	1,105,800	2,134,928
Sony Corp.	838,285	29,720,075
Sony Financial Holdings, Inc.	679	2,454,412
Square Enix Holdings Co. Ltd.	55,400	1,059,872
Stanley Electric Co. Ltd.	125,525	2,243,955
Sumco Corp. (a)	100,100	1,580,448
Sumitomo Chemical Co. Ltd.	1,272,334	5,445,491
Sumitomo Corp.	918,742	11,960,327
Sumitomo Electric Industries Ltd.	629,306	8,216,539

	Shares	Value
Sumitomo Heavy Industries Ltd.	452,822	$ 2,775,150
Sumitomo Metal Industries Ltd.	2,744,966	6,650,378
Sumitomo Metal Mining Co. Ltd.	427,065	6,634,536
Sumitomo Mitsui Financial Group, Inc.	1,109,500	34,073,404
Sumitomo Realty & Development Co. Ltd.	301,000	6,468,546
Sumitomo Rubber Industries Ltd.	137,800	1,398,007
Sumitomo Trust & Banking Co. Ltd.	1,183,344	6,279,782
Suzuken Co. Ltd.	56,560	1,652,497
Suzuki Motor Corp.	278,700	6,724,762
Sysmex Corp.	27,700	1,767,557
T&D Holdings, Inc.	242,300	5,492,097
Taisei Corp.	873,594	1,967,327
Taisho Pharmaceutical Co. Ltd.	113,524	2,361,777
Taiyo Nippon Sanso Corp.	221,000	1,735,042
Takashimaya Co. Ltd.	259,000	2,160,012
Takeda Pharmaceutical Co. Ltd.	622,242	28,892,875
TDK Corp.	102,625	6,590,446
Teijin Ltd.	712,341	2,870,684
Terumo Corp.	137,412	7,299,866
The Chugoku Bank Ltd.	135,000	1,534,146
The Hachijuni Bank Ltd.	336,000	1,738,519
The Suruga Bank Ltd.	160,000	1,370,855
THK Co. Ltd.	93,900	1,946,783
Tobu Railway Co. Ltd. (d)	662,297	3,597,120
Toho Co. Ltd.	82,854	1,212,993
Toho Gas Co. Ltd.	349,000	1,651,479
Tohoku Electric Power Co., Inc.	348,390	7,585,190
Tokio Marine Holdings, Inc.	593,800	16,808,776
Tokuyama Corp.	266,000	1,315,935
Tokyo Electric Power Co.	1,172,018	27,314,138
Tokyo Electron Ltd.	140,718	8,808,149
Tokyo Gas Co. Ltd.	2,132,395	9,300,306
Tokyo Steel Manufacturing Co. Ltd.	82,400	833,994
Tokyo Tatemono Co. Ltd.	302,000	1,184,086
Tokyu Corp.	907,954	4,007,428
Tokyu Land Corp.	371,000	1,658,493
TonenGeneral Sekiyu KK	233,856	2,305,445
Toppan Printing Co. Ltd.	457,013	3,816,344
Toray Industries, Inc.	1,156,883	6,445,326
Toshiba Corp. (a)	3,346,880	17,388,101
Tosoh Corp.	373,816	1,047,095
Toto Ltd.	239,185	1,590,302
Toyo Seikan Kaisha Ltd.	123,200	2,211,803
Toyo Suisan Kaisha Ltd.	73,000	1,540,515
Toyoda Gosei Co. Ltd.	55,500	1,267,378
Toyota Boshoku Corp.	50,500	884,663
Toyota Industries Corp.	152,086	4,483,434
Toyota Motor Corp.	2,282,351	88,475,756
Toyota Tsusho Corp.	179,900	2,917,575
Trend Micro, Inc.	87,400	2,694,009
Tsumura & Co.	46,400	1,424,963
Ube Industries Ltd.	783,605	1,988,734
Uni-Charm Corp.	111,180	4,344,370
UNY Co. Ltd.	160,300	1,446,602
Common Stocks - continued
	Shares	Value
Japan - continued
Ushio, Inc.	81,300	$ 1,400,903
USS Co. Ltd.	17,820	1,290,425
West Japan Railway Co.	1,394	4,880,922
Yahoo! Japan Corp.	11,779	4,224,226
Yakult Honsha Co. Ltd.	77,566	2,201,341
Yamada Denki Co. Ltd.	67,345	4,281,238
Yamaguchi Financial Group, Inc.	164,000	1,461,959
Yamaha Corp.	120,343	1,410,119
Yamaha Motor Co. Ltd. (a)	221,200	3,171,895
Yamato Holdings Co. Ltd.	323,132	4,076,516
Yamato Kogyo Co. Ltd.	37,000	1,063,333
Yamazaki Baking Co. Ltd.	103,000	1,204,959
Yaskawa Electric Corp.	193,000	1,672,044
Yokogawa Electric Corp.	180,900	1,245,325
TOTAL JAPAN		1,883,258,504
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	710,052	22,377,967
Millicom International Cellular SA unit (d)	64,256	5,576,240
SES SA FDR (France) unit	241,095	5,579,099
Tenaris SA	393,838	8,290,734
TOTAL LUXEMBOURG		41,824,040
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	75
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,252,680	2,883,684
Netherlands - 2.6%
AEGON NV (a)	1,343,260	7,384,053
Akzo Nobel NV	189,692	10,199,725
ASML Holding NV (Netherlands)	355,506	11,568,454
Corio NV	52,622	3,030,270
Delta Lloyd NV	59,600	1,067,456
European Aeronautic Defence and Space Co. EADS NV (a)	341,277	7,644,909
Fugro NV (Certificaten Van Aandelen) unit	57,322	3,861,119
Heineken Holding NV (A Shares)	95,370	3,837,673
Heineken NV (Bearer)	212,882	9,860,751
ING Groep NV (Certificaten Van Aandelen) unit (a)	3,169,554	27,949,900
Koninklijke Ahold NV	989,844	11,960,269
Koninklijke Boskalis Westminster NV	55,128	2,362,511
Koninklijke KPN NV	1,327,027	18,919,268
Koninklijke Philips Electronics NV	815,831	22,055,236
QIAGEN NV (a)	193,126	3,516,600
Randstad Holdings NV (a)	89,694	4,104,594
Reed Elsevier NV	590,379	6,906,802
Royal DSM NV	135,048	6,594,611
SBM Offshore NV	133,430	2,652,997
STMicroelectronics NV	528,896	4,732,057
TNT NV	312,413	7,454,478

	Shares	Value
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	1,345,905	$ 37,933,134
Vopak NV	57,491	2,642,479
Wolters Kluwer NV (Certificaten Van Aandelen)	243,189	4,819,561
TOTAL NETHERLANDS		223,058,907
New Zealand - 0.1%
Auckland International Airport Ltd.	792,511	1,224,943
Contact Energy Ltd. (a)	263,505	1,161,157
Fletcher Building Ltd.	514,862	3,041,622
Sky City Entertainment Group Ltd.	587,521	1,366,517
Telecom Corp. of New Zealand Ltd.	1,648,564	2,645,115
TOTAL NEW ZEALAND		9,439,354
Norway - 0.7%
Aker Solutions ASA	142,000	2,100,335
DnB NOR ASA	804,449	9,823,854
Norsk Hydro ASA	720,952	4,229,136
Orkla ASA (A Shares)	641,445	5,378,756
Renewable Energy Corp. ASA (a)(d)	395,674	982,626
StatoilHydro ASA	931,631	18,472,344
Telenor ASA	700,941	10,074,363
Yara International ASA	158,167	7,527,519
TOTAL NORWAY		58,588,933
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.) (d)	2,465,087	1,881,196
Banco Espirito Santo SA (Reg.)	452,959	1,640,165
Brisa Auto-Estradas de Portugal SA	182,312	1,168,635
Cimpor-Cimentos de Portugal SGPS SA	177,684	998,529
Energias de Portugal SA	1,414,566	4,523,644
Galp Energia SGPS SA Class B (d)	200,563	3,357,879
Jeronimo Martins SGPS SA	189,368	2,678,907
Portugal Telecom SGPS SA (Reg.)	479,586	6,077,923
TOTAL PORTUGAL		22,326,878
Singapore - 1.6%
Ascendas Real Estate Investment Trust (A-REIT)	1,220,183	1,921,839
CapitaLand Ltd.	2,121,437	5,799,173
CapitaMall Trust	1,707,200	2,378,652
CapitaMalls Asia Ltd.	1,100,000	1,640,921
City Developments Ltd.	434,000	4,160,563
ComfortDelgro Corp. Ltd.	1,439,784	1,657,180
Cosco Corp. Singapore Ltd.	802,000	1,226,745
DBS Group Holdings Ltd.	1,434,986	15,212,634
Fraser & Neave Ltd.	794,150	3,614,146
Global Logistic Properties Ltd.	1,300,000	2,185,370
Jardine Cycle & Carriage Ltd.	97,267	2,728,131
Keppel Corp. Ltd.	1,056,000	8,524,125
Keppel Land Ltd.	546,000	1,963,880
Neptune Orient Lines Ltd. (a)	946,750	1,555,692
Olam International Ltd.	941,800	2,175,140
Oversea-Chinese Banking Corp. Ltd.	2,156,896	16,218,368
Common Stocks - continued
	Shares	Value
Singapore - continued
SembCorp Industries Ltd.	821,130	$ 2,997,006
SembCorp Marine Ltd.	664,800	2,451,595
Singapore Airlines Ltd.	435,425	5,084,245
Singapore Exchange Ltd.	679,000	4,432,061
Singapore Press Holdings Ltd.	1,258,021	3,991,449
Singapore Technologies Engineering Ltd.	1,279,161	3,157,705
Singapore Telecommunications Ltd.	6,603,827	15,501,941
StarHub Ltd.	470,000	936,014
United Overseas Bank Ltd.	1,022,038	14,317,509
UOL Group Ltd.	414,984	1,420,360
Wilmar International Ltd.	1,595,000	7,270,862
Yangzijiang Shipbuilding Holdings Ltd.	1,200,000	1,635,620
TOTAL SINGAPORE		136,158,926
Spain - 3.1%
Abertis Infraestructuras SA	237,670	3,783,262
Acerinox SA (d)	115,061	1,647,131
Actividades de Construccion y Servicios SA (ACS) (d)	115,011	5,048,957
Amadeus IT Holding SA Class A (a)	158,000	3,034,892
Banco Bilbao Vizcaya Argentaria SA	3,536,506	32,482,399
Banco de Sabadell SA (d)	782,393	3,037,147
Banco de Valencia SA (d)	162,862	685,897
Banco Popular Espanol SA (d)	711,645	3,630,705
Banco Santander SA	6,903,089	65,796,069
Bankinter SA (d)	236,978	1,197,954
Cintra Concesiones de Infrastructuras de Transporte SA	359,698	3,412,557
Criteria CaixaCorp, SA	742,672	3,646,346
EDP Renovaveis SA (a)(d)	178,742	861,807
Enagas SA	137,306	2,536,714
Fomento Construcciones y Contratas SA (FOCSA) (d)	37,273	847,768
Gas Natural SDG SA	265,044	3,580,908
Gestevision Telecinco SA (d)	85,744	812,587
Gestevision Telecinco SA rights 12/3/10 (a)(d)	85,744	58,980
Grifols SA	122,864	1,418,707
Grupo Acciona SA	19,624	1,271,668
Iberdrola Renovables SA	714,021	2,095,251
Iberdrola SA	3,329,862	22,883,197
Iberia Lineas Aereas de Espana SA (a)	378,668	1,514,662
Inditex SA	180,749	13,620,010
Indra Sistemas SA	78,493	1,256,083
Mapfre SA (Reg.)	625,214	1,587,976
Red Electrica Corporacion SA	84,232	3,682,461
Repsol YPF SA	603,360	14,541,777
Telefonica SA	3,404,658	72,295,745
Zardoya Otis SA	115,181	1,627,921
TOTAL SPAIN		273,897,538
Sweden - 3.0%
Alfa Laval AB	279,207	4,901,571

	Shares	Value
ASSA ABLOY AB (B Shares)	254,592	$ 6,832,644
Atlas Copco AB:
(A Shares)	547,699	12,090,812
(B Shares)	333,115	6,548,750
Boliden AB	251,106	4,315,444
Electrolux AB (B Shares)	198,138	4,703,556
Getinge AB (B Shares)	165,532	3,473,045
H&M Hennes & Mauritz AB (B Shares)	849,556	28,669,149
Hexagon AB:
rights 12/16/10 (a)	149,700	419,918
(B Shares) (d)	149,700	2,834,445
Holmen AB (B Shares)	40,816	1,212,603
Husqvarna AB (B Shares)	325,090	2,258,333
Industrivarden AB Series C	80,000	1,180,401
Investment AB Kinnevik	185,900	3,665,202
Investor AB (B Shares)	379,485	7,347,063
Modern Times Group MTG AB (B Shares)	47,900	3,496,375
Nordea Bank AB (d)	2,658,709	26,474,088
Ratos AB (B Shares)	81,000	2,700,038
Sandvik AB	847,582	14,337,412
Scania AB (B Shares)	267,012	5,454,182
Securitas AB (B Shares)	280,181	2,975,099
Skandinaviska Enskilda Banken AB (A Shares)	1,193,853	8,654,921
Skanska AB (B Shares)	322,366	5,727,978
SKF AB (B Shares)	315,097	8,398,227
SSAB Svenskt Stal AB (A Shares)	154,049	2,078,103
Svenska Cellulosa AB (SCA) (B Shares)	478,881	6,977,399
Svenska Handelsbanken AB (A Shares)	400,972	11,969,484
Swedbank AB (A Shares) (a)	588,890	7,441,800
Swedish Match Co.	194,122	5,422,248
Tele2 AB (B Shares)	254,828	5,089,388
Telefonaktiebolaget LM Ericsson (B Shares)	2,472,745	25,514,671
TeliaSonera AB	1,864,043	14,361,417
Volvo AB (B Shares) (a)	1,111,768	16,135,483
TOTAL SWEDEN		263,661,249
Switzerland - 7.7%
ABB Ltd. (Reg.)	1,852,970	35,871,791
Actelion Ltd. (a)	88,740	4,659,591
Adecco SA (Reg.)	103,808	5,911,052
ARYZTA AG	72,685	3,081,499
Baloise Holdings AG	41,771	3,562,594
Compagnie Financiere Richemont SA Series A	438,368	23,629,461
Credit Suisse Group	930,307	34,397,328
GAM Holding Ltd. (a)	185,897	2,732,009
Geberit AG (Reg.)	34,203	6,907,735
Givaudan SA	7,095	7,111,613
Holcim Ltd. (Reg.)	206,126	13,277,583
Julius Baer Group Ltd.	180,991	6,870,679
Kuehne & Nagel International AG	46,531	5,966,761
Lindt & Spruengli AG	95	2,762,019
Common Stocks - continued
	Shares	Value
Switzerland - continued
Lindt & Spruengli AG (participation certificate)	770	$ 2,096,757
Logitech International SA (Reg.) (a)(d)	162,635	3,111,236
Lonza Group AG	38,290	2,954,776
Nestle SA	2,880,535	156,561,733
Novartis AG	1,755,190	93,475,564
Pargesa Holding SA	24,651	1,853,154
Roche Holding AG (participation certificate)	584,709	80,279,879
Schindler Holding AG:
(participation certificate)	43,108	4,870,669
(Reg.)	19,150	2,188,517
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,774	7,815,157
Sika AG (Bearer)	1,700	3,387,635
Sonova Holding AG Class B	39,761	4,963,935
Straumann Holding AG	7,105	1,495,119
Swiss Life Holding AG	25,557	2,844,335
Swiss Reinsurance Co.	292,921	13,530,431
Swisscom AG	20,376	8,303,476
Syngenta AG (Switzerland)	78,941	21,910,136
The Swatch Group AG:
(Bearer)	25,180	10,110,636
(Reg.)	41,574	3,011,438
Transocean, Inc. (a)	264,800	18,178,369
UBS AG (a)	3,024,900	45,563,175
Zurich Financial Services AG	123,382	27,451,005
TOTAL SWITZERLAND		672,698,847
United Kingdom - 20.4%
3i Group PLC	803,097	3,727,066
Admiral Group PLC	168,217	3,997,546
Aggreko PLC	213,100	4,855,358
AMEC PLC	265,842	4,469,403
Anglo American PLC (United Kingdom)	1,093,164	47,952,542
Antofagasta PLC	330,634	6,761,974
ARM Holdings PLC	1,058,000	6,552,223
Associated British Foods PLC	290,876	4,799,804
AstraZeneca PLC (United Kingdom)	1,193,765	55,794,946
Autonomy Corp. PLC (a)	182,182	3,776,903
Aviva PLC	2,322,442	12,810,279
Babcock International Group PLC	290,000	2,347,572
BAE Systems PLC	2,894,679	14,869,939
Balfour Beatty PLC	540,165	2,300,171
Barclays PLC	9,453,489	37,976,747
BG Group PLC	2,791,328	50,423,188
BHP Billiton PLC	1,828,818	64,976,279
BP PLC	15,587,414	104,032,542
British Airways PLC (a)(d)	460,680	1,831,304
British American Tobacco PLC (United Kingdom)	1,653,049	60,004,616
British Land Co. PLC	744,416	5,568,792
British Sky Broadcasting Group PLC	952,105	10,668,885

	Shares	Value
BT Group PLC	6,344,194	$ 16,781,759
Bunzl PLC	270,002	2,945,743
Burberry Group PLC	358,363	5,551,147
Cable & Wireless Worldwide PLC	2,009,153	1,926,399
Cairn Energy PLC (a)	1,166,950	7,014,585
Capita Group PLC	490,019	4,968,905
Capital Shopping Centr Group PLC	415,862	2,532,102
Carnival PLC	138,101	5,662,761
Centrica PLC	4,255,246	20,323,790
Cobham PLC	916,189	2,740,088
Compass Group PLC	1,538,355	13,290,485
Diageo PLC	2,064,732	36,859,276
Essar Energy PLC	250,500	2,033,660
Eurasian Natural Resources Corp. PLC	215,626	2,946,070
FirstGroup PLC	365,332	2,055,685
Fresnillo PLC	143,583	3,150,868
G4S PLC (United Kingdom)	1,159,030	4,288,341
GlaxoSmithKline PLC	4,294,917	81,339,385
Hammerson PLC	579,953	3,546,554
Home Retail Group PLC	669,555	2,099,312
HSBC Holdings PLC (United Kingdom)	14,620,617	147,934,417
Icap PLC	445,888	3,293,970
Imperial Tobacco Group PLC	842,417	24,709,788
Inmarsat PLC	348,948	3,516,705
InterContinental Hotel Group PLC	229,299	4,071,899
International Power PLC	1,242,852	7,876,753
Intertek Group PLC	121,000	3,413,680
Invensys PLC	620,572	3,098,114
Investec PLC	405,749	3,133,119
ITV PLC (a)	3,030,300	3,141,131
J Sainsbury PLC	999,073	5,526,896
Johnson Matthey PLC	170,017	4,717,234
Kazakhmys PLC	169,958	3,663,575
Kingfisher PLC	1,914,401	6,996,825
Land Securities Group PLC	634,386	6,205,895
Legal & General Group PLC	4,804,001	6,828,880
Lloyds Banking Group PLC (a)	33,738,366	31,860,421
London Stock Exchange Group PLC	118,982	1,403,580
Lonmin PLC	131,376	3,459,180
Man Group PLC	1,411,626	5,815,698
Marks & Spencer Group PLC	1,264,608	7,328,228
National Grid PLC	2,924,348	25,824,768
Next PLC	148,635	4,646,408
Old Mutual PLC	4,477,652	8,252,184
Pearson PLC	667,422	9,625,174
Prudential PLC	2,094,554	18,531,450
Reckitt Benckiser Group PLC	506,423	26,778,889
Reed Elsevier PLC	1,005,004	7,955,835
Rexam PLC	728,112	3,414,175
Rio Tinto PLC	1,196,631	76,279,406
Rolls-Royce Group PLC	1,515,830	14,357,142
Rolls-Royce Group PLC (C Shares)	97,013,120	150,880
Royal & Sun Alliance Insurance Group PLC	2,898,215	5,413,446
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Bank of Scotland Group PLC (a)	14,316,903	$ 8,392,651
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,935,937	88,400,007
Class B	2,227,026	66,185,810
SABMiller PLC	781,290	24,715,160
Sage Group PLC	1,074,867	4,301,250
Schroders PLC	98,223	2,438,071
Scottish & Southern Energy PLC	759,011	13,221,061
Segro PLC	590,052	2,508,015
Serco Group PLC	395,058	3,333,196
Severn Trent PLC	187,855	4,224,655
Smith & Nephew PLC	731,164	6,640,666
Smiths Group PLC	322,387	5,705,845
Standard Chartered PLC (United Kingdom)	1,932,529	52,026,343
Standard Life PLC	1,864,723	5,835,022
Tesco PLC	6,621,163	42,662,807
The Weir Group PLC	165,000	4,465,123
Thomas Cook Group PLC	658,888	1,909,082
TUI Travel PLC	452,347	1,484,412
Tullow Oil PLC	736,712	13,141,997
Unilever PLC	1,056,495	29,247,408
United Utilities Group PLC	555,005	5,148,818
Vedanta Resources PLC	107,254	3,312,783
Vodafone Group PLC	43,630,945	108,841,016
Whitbread PLC	140,425	3,688,708
Wm Morrison Supermarkets PLC	1,734,360	7,336,828
Wolseley PLC (a)	231,753	6,185,045
Xstrata PLC	1,711,217	34,384,904
TOTAL UNITED KINGDOM		1,771,517,422
United States of America - 0.1%
Synthes, Inc.	52,105	6,375,224
TOTAL COMMON STOCKS (Cost $9,161,280,941)		8,414,734,319
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	140,354	16,430,691
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	41,041	1,963,617
Fresenius SE (non-vtg.)	66,803	5,762,967
Henkel AG & Co. KGaA	144,841	8,881,204
Porsche Automobil Holding SE	74,404	5,594,024
ProSiebenSat.1 Media AG	62,000	1,642,325
RWE AG (non-vtg.)	32,253	1,872,378
Volkswagen AG	141,000	22,655,010
TOTAL GERMANY		48,371,525

	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,767,811	$ 4,982,434
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,692,462)		69,784,650
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.19% 12/23/10 to 5/26/11 (f) (Cost $15,990,722)	$ 16,000,000	15,990,680
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	139,321,867	139,321,867
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	135,904,558	135,904,558
TOTAL MONEY MARKET FUNDS (Cost $275,226,425)		275,226,425
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $9,509,190,550)	8,775,736,074
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(76,102,066)
NET ASSETS - 100%	$ 8,699,634,008
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
105 CAC 40 10 Euro Index Contracts (France)	Dec. 2010	$ 4,920,863	$ (412,867)
45 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	3,450,600	(75,977)
117 CME Nikkei 225 Index Contracts (Japan)	Dec. 2010	6,945,062	115,257
26 DAX 100 Index Contracts (Germany)	Dec. 2010	5,653,824	30,467
1,380 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2010	47,516,105	(4,010,002)
646 FTSE 100 Index Contracts (United Kingdom)	Dec. 2010	55,705,121	(1,155,843)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
19 FTSE MIB Index Contracts (Italy)	Dec. 2010	$ 2,359,018	$ (318,605)
55 Hang Seng Index Contracts (Hong Kong)	Jan. 2011	8,155,441	(104,580)
15 IBEX 35 Index Contracts (Spain)	Dec. 2010	1,796,192	(230,455)
62 MSCI Index Contracts (Singapore)	Dec. 2010	3,480,751	(25,464)
447 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2010	7,045,036	(11,582)
187 SFE SPI 200 Index Contracts (Australia)	Dec. 2010	20,577,955	(281,428)
375 TOPIX Index Contracts (Japan)	Dec. 2010	38,447,751	1,071,912
TOTAL EQUITY INDEX CONTRACTS		$ 206,053,719	$ (5,409,167)

The face value of futures purchased as a percentage of net assets is 2.4%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy
21,500,000 AUD	Dec. 2010	$ 20,580,966	166,060
48,200,000 EUR	Dec. 2010	62,555,748	(1,832,268)
35,900,000 GBP	Dec. 2010	55,829,910	(438,426)
4,300,000,000 JPY	Dec. 2010	51,388,870	(3,495)
54,000,000 SEK	Dec. 2010	7,674,019	(157,602)
		$ 198,029,513	$ (2,265,731)

(Payable Amount $200,295,244)

The value of contracts to buy as a percentage of net assets - 2.3%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,993,454.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 200,100
Fidelity Securities Lending Cash Central Fund	1,680,326
Total	$ 1,880,426
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 1,883,258,504	$ 389,480,644	$ 1,493,777,860	$ -
United Kingdom	1,771,517,422	755,291,523	1,016,225,899	-
France	760,546,369	575,946,406	184,599,963	-
Australia	731,092,436	609,657,662	121,434,774	-
Germany	700,576,854	700,576,854	-	-
Switzerland	672,698,847	441,480,853	231,217,994	-
Spain	273,897,538	88,781,548	185,115,990	-
Sweden	263,661,249	237,726,660	25,934,589	-
Hong Kong	231,660,054	231,660,054	-	-
Austria	26,998,261	26,998,257	-	4
Ireland	19,984,178	5,306,377	14,677,797	4
Malta	75	-	-	75
Other	1,148,627,182	776,682,810	371,944,372	-
Government Obligations	15,990,680	-	15,990,680	-
Money Market Funds	275,226,425	275,226,425	-	-
Total Investments in Securities:	$ 8,775,736,074	$ 5,114,816,073	$ 3,660,919,918	$ 83
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 166,060	$ -	$ 166,060	$ -
Futures Contracts	1,217,636	1,217,636	-	-
Total Assets	$ 1,383,696	$ 1,217,636	$ 166,060	$ -
Liabilities
Forward Foreign Currency Contracts	$ (2,431,791)	$ -	$ (2,431,791)	$ -
Futures Contracts	(6,626,803)	(6,626,803)	-	-
Total Liabilities	$ (9,058,594)	$ (6,626,803)	$ (2,431,791)	$ -
Total Derivative Instruments:	$ (7,674,898)	$ (5,409,167)	$ (2,265,731)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,868,819
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(52,918)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	52,922
Transfers out of Level 3	(2,868,740)
Ending Balance	$ 83
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (52,918)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $9,531,670,327. Net unrealized depreciation aggregated $755,934,253, of which $1,203,269,490 related to appreciated investment securities and $1,959,203,743 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

November 30, 2010

1.810737.106

UEI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Johnson Controls, Inc.	2,396,318	$ 87,322
The Goodyear Tire & Rubber Co. (a)	864,595	8,266
		95,588
Automobiles - 0.6%
Ford Motor Co. (a)(d)	12,240,541	195,114
Harley-Davidson, Inc.	838,141	26,217
		221,331
Distributors - 0.1%
Genuine Parts Co.	560,945	27,004
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	451,548	15,353
DeVry, Inc.	224,063	9,621
H&R Block, Inc. (d)	1,098,002	13,824
		38,798
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	1,547,010	63,907
Darden Restaurants, Inc. (d)	492,779	24,122
International Game Technology	1,060,939	16,423
Marriott International, Inc. Class A	1,020,087	39,998
McDonald's Corp.	3,787,981	296,599
Starbucks Corp. (d)	2,634,016	80,601
Starwood Hotels & Resorts Worldwide, Inc. (d)	676,655	38,461
Wyndham Worldwide Corp.	635,755	18,278
Wynn Resorts Ltd. (d)	268,134	27,108
Yum! Brands, Inc. (d)	1,662,057	83,236
		688,733
Household Durables - 0.4%
D.R. Horton, Inc. (d)	996,938	10,009
Fortune Brands, Inc. (d)	542,242	32,041
Harman International Industries, Inc. (a)	247,511	10,789
Leggett & Platt, Inc.	521,181	10,788
Lennar Corp. Class A (d)	566,059	8,598
Newell Rubbermaid, Inc.	1,033,178	17,326
PulteGroup, Inc. (a)(d)	1,198,614	7,503
Stanley Black & Decker, Inc.	589,609	35,099
Whirlpool Corp. (d)	270,485	19,745
		151,898
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,259,110	220,848
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc. (d)	739,136	$ 19,461
Priceline.com, Inc. (a)(d)	172,210	67,859
		308,168
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (a)(d)	956,136	4,503
Hasbro, Inc. (d)	497,637	23,717
Mattel, Inc.	1,280,258	33,082
		61,302
Media - 3.1%
CBS Corp. Class B (d)	2,422,751	40,799
Comcast Corp. Class A	9,988,594	199,772
DIRECTV (a)	3,084,896	128,116
Discovery Communications, Inc. (a)(d)	1,012,988	41,310
Gannett Co., Inc.	849,071	11,131
Interpublic Group of Companies, Inc. (a)	1,739,715	18,528
McGraw-Hill Companies, Inc.	1,100,086	37,942
Meredith Corp.	129,335	4,348
News Corp. Class A	8,116,067	110,703
Omnicom Group, Inc. (d)	1,072,529	48,736
Scripps Networks Interactive, Inc. Class A	319,592	16,283
The New York Times Co. Class A (a)(d)	420,559	3,781
The Walt Disney Co.	6,806,971	248,523
Time Warner Cable, Inc.	1,264,512	77,818
Time Warner, Inc.	4,002,154	118,024
Viacom, Inc. Class B (non-vtg.) (d)	2,164,421	81,880
Washington Post Co. Class B (d)	19,728	7,438
		1,195,132
Multiline Retail - 0.9%
Big Lots, Inc. (a)(d)	268,894	8,242
Family Dollar Stores, Inc.	448,028	22,491
JCPenney Co., Inc. (d)	841,504	27,997
Kohl's Corp. (a)(d)	1,096,140	61,844
Macy's, Inc.	1,504,301	38,630
Nordstrom, Inc.	600,643	25,708
Sears Holdings Corp. (a)(d)	157,592	10,322
Target Corp.	2,567,635	146,201
		341,435
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	314,177	15,787
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(d)	224,031	$ 5,854
AutoZone, Inc. (a)(d)	96,883	25,132
Bed Bath & Beyond, Inc. (a)	939,170	41,079
Best Buy Co., Inc. (d)	1,231,600	52,614
CarMax, Inc. (a)(d)	796,240	26,196
GameStop Corp. Class A (a)(d)	535,103	10,659
Gap, Inc.	1,563,849	33,404
Home Depot, Inc.	5,926,808	179,049
Limited Brands, Inc.	941,991	31,717
Lowe's Companies, Inc.	4,994,261	113,370
O'Reilly Automotive, Inc. (a)(d)	493,850	29,720
Office Depot, Inc. (a)	982,139	4,272
RadioShack Corp.	405,107	7,474
Ross Stores, Inc.	428,707	27,815
Staples, Inc.	2,598,470	57,192
Tiffany & Co., Inc.	449,384	27,907
TJX Companies, Inc.	1,425,953	65,038
Urban Outfitters, Inc. (a)(d)	458,271	17,318
		771,597
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,058,468	59,846
NIKE, Inc. Class B	1,375,252	118,450
Polo Ralph Lauren Corp. Class A (d)	232,002	25,344
VF Corp.	307,535	25,489
		229,129
TOTAL CONSUMER DISCRETIONARY		4,130,115
CONSUMER STAPLES - 11.0%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	369,368	24,164
Coca-Cola Enterprises, Inc.	1,180,557	28,510
Constellation Brands, Inc. Class A (sub. vtg.) (a)	630,609	12,997
Dr Pepper Snapple Group, Inc.	850,107	31,139
Molson Coors Brewing Co. Class B	562,454	26,801
PepsiCo, Inc.	5,662,136	365,944
The Coca-Cola Co.	8,219,379	519,218
		1,008,773
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	1,562,871	105,666
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	4,833,900	$ 149,851
Kroger Co.	2,285,132	53,815
Safeway, Inc. (d)	1,358,114	31,223
SUPERVALU, Inc.	755,038	6,826
Sysco Corp. (d)	2,094,045	60,769
Wal-Mart Stores, Inc.	7,118,362	385,032
Walgreen Co. (d)	3,463,542	120,704
Whole Foods Market, Inc. (a)(d)	520,021	24,555
		938,441
Food Products - 1.8%
Archer Daniels Midland Co.	2,275,359	65,963
Campbell Soup Co. (d)	688,785	23,350
ConAgra Foods, Inc.	1,564,772	33,611
Dean Foods Co. (a)(d)	648,116	4,712
General Mills, Inc.	2,285,651	80,752
H.J. Heinz Co.	1,132,954	54,688
Hershey Co.	549,655	25,724
Hormel Foods Corp. (d)	246,481	12,097
Kellogg Co.	927,670	45,669
Kraft Foods, Inc. Class A	6,207,105	187,765
McCormick & Co., Inc. (non-vtg.) (d)	474,208	20,870
Mead Johnson Nutrition Co. Class A	727,986	43,366
Sara Lee Corp.	2,356,856	35,353
The J.M. Smucker Co.	425,319	26,901
Tyson Foods, Inc. Class A	1,061,249	16,800
		677,621
Household Products - 2.3%
Clorox Co.	494,459	30,563
Colgate-Palmolive Co.	1,729,670	132,406
Kimberly-Clark Corp.	1,456,745	90,158
Procter & Gamble Co.	10,102,137	616,938
		870,065
Personal Products - 0.2%
Avon Products, Inc.	1,526,634	43,601
Estee Lauder Companies, Inc. Class A (d)	406,306	30,440
		74,041
Tobacco - 1.6%
Altria Group, Inc.	7,416,834	178,004
Lorillard, Inc.	539,972	42,971
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,523,187	$ 371,104
Reynolds American, Inc.	1,203,548	37,238
		629,317
TOTAL CONSUMER STAPLES		4,198,258
ENERGY - 11.7%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	1,534,246	80,026
Cameron International Corp. (a)	862,015	41,472
Diamond Offshore Drilling, Inc. (d)	247,397	16,021
FMC Technologies, Inc. (a)(d)	427,106	35,979
Halliburton Co.	3,241,734	122,667
Helmerich & Payne, Inc.	376,592	17,082
Nabors Industries Ltd. (a)(d)	1,015,276	22,427
National Oilwell Varco, Inc.	1,491,514	91,415
Rowan Companies, Inc. (a)(d)	449,209	13,544
Schlumberger Ltd.	4,862,860	376,094
		816,727
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	1,761,453	113,015
Apache Corp.	1,359,029	146,286
Cabot Oil & Gas Corp.	370,617	12,960
Chesapeake Energy Corp. (d)	2,328,761	49,183
Chevron Corp.	7,155,707	579,398
ConocoPhillips	5,279,291	317,655
CONSOL Energy, Inc. (d)	803,602	33,719
Denbury Resources, Inc. (a)(d)	1,421,017	25,834
Devon Energy Corp.	1,548,166	109,254
El Paso Corp.	2,505,562	33,800
EOG Resources, Inc. (d)	902,092	80,241
EQT Corp.	530,750	21,479
Exxon Mobil Corp.	18,121,738	1,260,546
Hess Corp. (d)	1,040,274	72,871
Marathon Oil Corp.	2,525,713	84,536
Massey Energy Co.	363,381	17,846
Murphy Oil Corp.	682,591	46,089
Noble Energy, Inc.	622,114	50,547
Occidental Petroleum Corp.	2,890,778	254,880
Peabody Energy Corp. (d)	957,980	56,339
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	412,823	$ 33,071
QEP Resources, Inc.	623,327	21,897
Range Resources Corp. (d)	569,547	23,915
Southwestern Energy Co. (a)	1,231,725	44,588
Spectra Energy Corp. (d)	2,306,301	54,821
Sunoco, Inc.	429,116	17,225
Tesoro Corp. (d)	507,904	8,289
Valero Energy Corp. (d)	2,015,320	39,258
Williams Companies, Inc.	2,080,842	47,464
		3,657,006
TOTAL ENERGY		4,473,733
FINANCIALS - 15.3%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	893,484	46,318
Bank of New York Mellon Corp.	4,320,777	116,618
Charles Schwab Corp.	3,526,645	53,005
E*TRADE Financial Corp. (a)	706,999	10,428
Federated Investors, Inc. Class B (non-vtg.) (d)	326,437	7,740
Franklin Resources, Inc.	521,429	59,490
Goldman Sachs Group, Inc.	1,835,078	286,529
Invesco Ltd.	1,666,079	36,221
Janus Capital Group, Inc.	653,610	6,824
Legg Mason, Inc.	549,748	17,933
Morgan Stanley	5,384,659	131,709
Northern Trust Corp.	861,602	43,339
State Street Corp. (d)	1,786,131	77,161
T. Rowe Price Group, Inc.	912,347	53,217
		946,532
Commercial Banks - 2.7%
BB&T Corp. (d)	2,466,228	57,216
Comerica, Inc.	627,519	22,898
Fifth Third Bancorp	2,834,104	33,868
First Horizon National Corp. (a)(d)	827,909	7,923
Huntington Bancshares, Inc.	2,551,313	14,887
KeyCorp	3,132,928	23,591
M&T Bank Corp.	423,945	32,627
Marshall & Ilsley Corp.	1,877,801	8,995
PNC Financial Services Group, Inc. (d)	1,869,899	100,694
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	4,469,896	$ 24,048
SunTrust Banks, Inc.	1,779,265	41,564
U.S. Bancorp, Delaware	6,823,179	162,255
Wells Fargo & Co.	18,625,767	506,807
Zions Bancorporation (d)	616,921	11,999
		1,049,372
Consumer Finance - 0.7%
American Express Co.	3,725,542	161,018
Capital One Financial Corp.	1,625,656	60,523
Discover Financial Services	1,936,228	35,394
SLM Corp. (a)	1,728,632	19,966
		276,901
Diversified Financial Services - 3.8%
Bank of America Corp.	35,710,469	391,030
Citigroup, Inc. (a)	90,742,812	381,120
CME Group, Inc.	239,229	68,912
IntercontinentalExchange, Inc. (a)(d)	263,522	29,699
JPMorgan Chase & Co.	14,112,034	527,508
Leucadia National Corp. (a)(d)	701,432	18,209
Moody's Corp.	725,470	19,464
NYSE Euronext	927,387	25,336
The NASDAQ Stock Market, Inc. (a)(d)	512,224	10,992
		1,472,270
Insurance - 3.9%
ACE Ltd.	1,206,060	70,579
AFLAC, Inc.	1,675,646	86,296
Allstate Corp.	1,914,989	55,745
American International Group, Inc. (a)(d)	480,914	19,857
Aon Corp.	1,168,093	46,864
Assurant, Inc.	379,183	13,374
Berkshire Hathaway, Inc. Class B (a)	6,156,642	490,561
Cincinnati Financial Corp. (d)	578,957	17,453
Genworth Financial, Inc. Class A (a)	1,741,545	20,306
Hartford Financial Services Group, Inc.	1,581,350	35,201
Lincoln National Corp.	1,127,264	26,919
Loews Corp.	1,131,305	42,322
Marsh & McLennan Companies, Inc.	1,930,666	48,421
MetLife, Inc. (d)	3,224,485	123,014
Principal Financial Group, Inc.	1,139,984	31,053
Progressive Corp.	2,376,096	48,330
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	1,662,053	$ 84,233
The Chubb Corp. (d)	1,119,481	63,822
The Travelers Companies, Inc.	1,672,695	90,309
Torchmark Corp.	287,656	16,532
Unum Group	1,163,011	24,993
XL Capital Ltd. Class A	1,150,361	22,616
		1,478,800
Real Estate Investment Trusts - 1.5%
Apartment Investment & Management Co. Class A	416,542	10,047
AvalonBay Communities, Inc. (d)	303,096	33,441
Boston Properties, Inc.	495,943	41,560
Equity Residential (SBI)	1,008,816	50,421
HCP, Inc.	1,103,525	36,339
Health Care REIT, Inc. (d)	472,013	21,845
Host Hotels & Resorts, Inc. (d)	2,343,097	38,614
Kimco Realty Corp. (d)	1,444,360	24,063
Plum Creek Timber Co., Inc. (d)	575,141	20,728
ProLogis Trust	1,981,634	25,781
Public Storage	496,446	47,957
Simon Property Group, Inc.	1,042,147	102,651
Ventas, Inc. (d)	559,051	28,663
Vornado Realty Trust	577,406	47,105
Weyerhaeuser Co.	1,906,247	31,815
		561,030
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)(d)	1,030,681	19,779
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,874,209	21,272
People's United Financial, Inc.	1,327,600	16,449
		37,721
TOTAL FINANCIALS		5,842,405
HEALTH CARE - 11.1%
Biotechnology - 1.4%
Amgen, Inc. (a)	3,411,210	179,737
Biogen Idec, Inc. (a)(d)	860,976	55,077
Celgene Corp. (a)	1,672,887	99,336
Cephalon, Inc. (a)(d)	267,630	16,992
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	906,976	$ 64,595
Gilead Sciences, Inc. (a)	2,984,696	108,941
		524,678
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,079,774	100,973
Becton, Dickinson & Co. (d)	826,208	64,386
Boston Scientific Corp. (a)(d)	5,398,657	34,659
C. R. Bard, Inc. (d)	333,293	28,280
CareFusion Corp. (a)	791,366	18,099
DENTSPLY International, Inc.	508,304	15,717
Hospira, Inc. (a)	595,456	33,500
Intuitive Surgical, Inc. (a)(d)	140,054	36,455
Medtronic, Inc.	3,843,316	128,866
St. Jude Medical, Inc. (a)	1,213,416	46,947
Stryker Corp. (d)	1,214,931	60,856
Varian Medical Systems, Inc. (a)(d)	432,874	28,496
Zimmer Holdings, Inc. (a)(d)	715,221	35,232
		632,466
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,485,527	44,001
AmerisourceBergen Corp.	992,382	30,615
Cardinal Health, Inc.	1,249,790	44,468
CIGNA Corp.	968,717	35,658
Coventry Health Care, Inc. (a)(d)	528,120	13,372
DaVita, Inc. (a)(d)	345,935	25,149
Express Scripts, Inc. (a)	1,930,445	100,557
Humana, Inc. (a)	602,298	33,753
Laboratory Corp. of America Holdings (a)(d)	365,866	30,012
McKesson Corp.	930,505	59,459
Medco Health Solutions, Inc. (a)	1,543,369	94,639
Patterson Companies, Inc. (d)	344,191	10,233
Quest Diagnostics, Inc. (d)	523,485	25,818
Tenet Healthcare Corp. (a)(d)	1,726,916	7,046
UnitedHealth Group, Inc.	4,001,271	146,126
WellPoint, Inc. (a)	1,422,674	79,300
		780,206
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	252,456	22,181
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	652,443	32,495
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PerkinElmer, Inc.	419,649	$ 9,778
Thermo Fisher Scientific, Inc. (a)	1,450,048	73,749
Waters Corp. (a)	327,564	25,180
		141,202
Pharmaceuticals - 5.6%
Abbott Laboratories	5,495,202	255,582
Allergan, Inc.	1,094,435	72,528
Bristol-Myers Squibb Co.	6,103,126	154,043
Eli Lilly & Co. (d)	3,611,544	121,565
Forest Laboratories, Inc. (a)	1,016,252	32,408
Johnson & Johnson	9,803,073	603,379
King Pharmaceuticals, Inc. (a)	888,551	12,573
Merck & Co., Inc.	10,953,108	377,554
Mylan, Inc. (a)(d)	1,548,041	30,287
Pfizer, Inc.	28,608,243	466,028
Watson Pharmaceuticals, Inc. (a)	444,434	21,662
		2,147,609
TOTAL HEALTH CARE		4,248,342
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	1,353,751	89,469
Goodrich Corp.	445,879	38,243
Honeywell International, Inc.	2,748,296	136,618
ITT Corp.	652,721	30,025
L-3 Communications Holdings, Inc.	407,399	28,652
Lockheed Martin Corp.	1,057,908	71,980
Northrop Grumman Corp.	1,047,133	64,587
Precision Castparts Corp.	506,249	69,898
Raytheon Co.	1,331,465	61,580
Rockwell Collins, Inc.	559,472	31,364
The Boeing Co.	2,604,054	166,061
United Technologies Corp.	3,306,561	248,885
		1,037,362
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (d)	590,310	43,512
Expeditors International of Washington, Inc.	755,135	39,947
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	1,119,448	$ 102,004
United Parcel Service, Inc. Class B	3,525,889	247,271
		432,734
Airlines - 0.1%
Southwest Airlines Co.	2,654,823	35,362
Building Products - 0.0%
Masco Corp.	1,275,902	13,920
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	391,173	14,685
Cintas Corp. (d)	473,337	12,659
Iron Mountain, Inc.	717,178	15,929
Pitney Bowes, Inc.	735,621	16,140
R.R. Donnelley & Sons Co.	734,222	11,571
Republic Services, Inc.	1,090,479	30,686
Stericycle, Inc. (a)(d)	303,582	22,435
Waste Management, Inc.	1,699,195	58,197
		182,302
Construction & Engineering - 0.2%
Fluor Corp.	636,218	36,792
Jacobs Engineering Group, Inc. (a)	447,477	17,228
Quanta Services, Inc. (a)(d)	750,861	13,223
		67,243
Electrical Equipment - 0.5%
Emerson Electric Co.	2,677,825	147,468
Rockwell Automation, Inc.	504,869	33,382
Roper Industries, Inc. (d)	335,184	24,271
		205,121
Industrial Conglomerates - 2.4%
3M Co. (d)	2,538,045	213,145
General Electric Co.	38,050,067	602,333
Textron, Inc.	975,925	21,822
Tyco International Ltd.	1,771,283	67,114
		904,414
Machinery - 2.2%
Caterpillar, Inc. (d)	2,243,851	189,830
Cummins, Inc.	707,483	68,711
Danaher Corp. (d)	1,904,603	82,374
Deere & Co.	1,508,529	112,687
Dover Corp.	664,327	36,412
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	597,201	$ 57,570
Flowserve Corp. (d)	199,083	20,995
Illinois Tool Works, Inc.	1,791,996	85,353
Ingersoll-Rand Co. Ltd.	1,145,614	46,970
PACCAR, Inc.	1,297,370	69,876
Pall Corp.	415,211	18,797
Parker Hannifin Corp.	573,625	46,022
Snap-On, Inc.	206,760	10,944
		846,541
Professional Services - 0.1%
Dun & Bradstreet Corp.	178,139	13,421
Equifax, Inc.	444,939	15,399
Robert Half International, Inc.	525,273	14,561
		43,381
Road & Rail - 0.9%
CSX Corp.	1,351,165	82,164
Norfolk Southern Corp.	1,311,902	78,937
Ryder System, Inc.	186,552	8,042
Union Pacific Corp.	1,770,835	159,570
		328,713
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	524,707	28,082
W.W. Grainger, Inc. (d)	212,139	26,503
		54,585
TOTAL INDUSTRIALS		4,151,678
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	20,325,995	389,446
Harris Corp.	459,265	20,318
JDS Uniphase Corp. (a)	788,635	9,361
Juniper Networks, Inc. (a)(d)	1,850,390	62,950
Motorola, Inc. (a)	8,306,315	63,626
QUALCOMM, Inc.	5,712,891	267,021
Tellabs, Inc. (d)	1,357,407	8,565
		821,287
Computers & Peripherals - 4.5%
Apple, Inc. (a)	3,251,372	1,011,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)(d)	6,021,460	$ 79,604
EMC Corp. (a)	7,308,470	157,059
Hewlett-Packard Co.	8,070,901	338,413
Lexmark International, Inc. Class A (a)(d)	279,467	10,128
NetApp, Inc. (a)(d)	1,270,851	64,724
QLogic Corp. (a)(d)	388,835	6,956
SanDisk Corp. (a)(d)	829,504	36,996
Western Digital Corp. (a)	816,154	27,341
		1,732,885
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)(d)	1,232,731	43,170
Amphenol Corp. Class A	618,280	30,933
Corning, Inc.	5,557,839	98,151
FLIR Systems, Inc. (a)(d)	562,724	15,084
Jabil Circuit, Inc.	696,559	10,525
Molex, Inc. (d)	489,935	10,191
		208,054
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)(d)	646,332	33,732
eBay, Inc. (a)(d)	4,109,566	119,712
Google, Inc. Class A (a)	884,734	491,656
Monster Worldwide, Inc. (a)(d)	462,019	10,432
VeriSign, Inc. (a)(d)	619,735	21,263
Yahoo!, Inc. (a)(d)	4,798,524	75,673
		752,468
IT Services - 3.1%
Automatic Data Processing, Inc.	1,751,111	78,047
Cognizant Technology Solutions Corp. Class A (a)	1,070,872	69,585
Computer Sciences Corp.	549,457	24,522
Fidelity National Information Services, Inc.	938,384	25,243
Fiserv, Inc. (a)	534,220	29,542
International Business Machines Corp.	4,488,890	634,998
MasterCard, Inc. Class A	344,636	81,689
Paychex, Inc. (d)	1,144,938	32,677
SAIC, Inc. (a)	1,045,039	16,010
Teradata Corp. (a)	595,421	24,466
The Western Union Co. (d)	2,349,368	41,443
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc. (d)	590,175	$ 8,906
Visa, Inc. Class A	1,768,699	130,618
		1,197,746
Office Electronics - 0.2%
Xerox Corp.	4,922,266	56,409
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	2,016,667	14,702
Altera Corp.	1,093,411	38,368
Analog Devices, Inc.	1,060,899	37,726
Applied Materials, Inc.	4,755,068	59,105
Broadcom Corp. Class A	1,594,841	70,954
First Solar, Inc. (a)(d)	191,829	23,566
Intel Corp.	19,816,520	418,525
KLA-Tencor Corp. (d)	597,311	21,903
Linear Technology Corp. (d)	798,815	26,041
LSI Corp. (a)	2,284,320	13,112
MEMC Electronic Materials, Inc. (a)(d)	809,374	9,364
Microchip Technology, Inc. (d)	661,736	22,241
Micron Technology, Inc. (a)(d)	3,042,900	22,091
National Semiconductor Corp. (d)	852,563	11,382
Novellus Systems, Inc. (a)	327,122	9,863
NVIDIA Corp. (a)	2,042,866	27,783
Teradyne, Inc. (a)(d)	645,415	7,655
Texas Instruments, Inc. (d)	4,253,701	135,268
Xilinx, Inc.	921,180	24,982
		994,631
Software - 3.9%
Adobe Systems, Inc. (a)(d)	1,869,272	51,835
Autodesk, Inc. (a)(d)	808,900	28,546
BMC Software, Inc. (a)	635,730	28,226
CA, Inc.	1,377,302	31,526
Citrix Systems, Inc. (a)	665,320	44,191
Compuware Corp. (a)	794,551	8,184
Electronic Arts, Inc. (a)	1,175,524	17,527
Intuit, Inc. (a)	1,006,149	45,166
McAfee, Inc. (a)	541,238	25,357
Microsoft Corp.	27,102,291	683,249
Novell, Inc. (a)	1,250,285	7,452
Oracle Corp.	13,774,084	372,451
Red Hat, Inc. (a)	672,423	29,250
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	416,083	$ 57,927
Symantec Corp. (a)	2,809,269	47,196
		1,478,083
TOTAL INFORMATION TECHNOLOGY		7,241,563
MATERIALS - 3.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	756,415	65,218
Airgas, Inc.	265,016	16,192
CF Industries Holdings, Inc.	252,977	30,552
Dow Chemical Co.	4,127,929	128,709
E.I. du Pont de Nemours & Co.	3,226,278	151,603
Eastman Chemical Co. (d)	257,110	20,006
Ecolab, Inc.	830,329	39,698
FMC Corp.	257,964	20,075
International Flavors & Fragrances, Inc.	284,215	14,927
Monsanto Co.	1,923,462	115,254
PPG Industries, Inc. (d)	587,769	45,822
Praxair, Inc.	1,089,286	100,269
Sherwin-Williams Co.	321,363	23,835
Sigma Aldrich Corp.	431,797	27,298
		799,458
Construction Materials - 0.0%
Vulcan Materials Co. (d)	456,514	18,315
Containers & Packaging - 0.2%
Ball Corp.	325,912	21,471
Bemis Co., Inc.	388,408	12,204
Owens-Illinois, Inc. (a)	582,079	15,646
Sealed Air Corp.	568,035	13,207
		62,528
Metals & Mining - 1.2%
AK Steel Holding Corp.	391,437	5,198
Alcoa, Inc. (d)	3,634,502	47,685
Allegheny Technologies, Inc. (d)	350,825	18,138
Cliffs Natural Resources, Inc. (d)	482,035	32,942
Freeport-McMoRan Copper & Gold, Inc.	1,674,285	169,639
Newmont Mining Corp.	1,752,382	103,093
Nucor Corp. (d)	1,123,083	42,385
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (a)(d)	320,619	$ 5,537
United States Steel Corp. (d)	510,944	24,837
		449,454
Paper & Forest Products - 0.1%
International Paper Co.	1,555,373	38,838
MeadWestvaco Corp.	607,881	15,100
		53,938
TOTAL MATERIALS		1,383,693
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	21,030,141	584,428
CenturyLink, Inc. (d)	1,072,846	46,122
Frontier Communications Corp.	3,530,600	32,128
Qwest Communications International, Inc.	6,190,047	43,330
Verizon Communications, Inc.	10,060,379	322,033
Windstream Corp. (d)	1,719,592	22,423
		1,050,464
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)(d)	1,427,665	72,197
MetroPCS Communications, Inc. (a)(d)	932,026	11,324
Sprint Nextel Corp. (a)(d)	10,621,929	40,151
		123,672
TOTAL TELECOMMUNICATION SERVICES		1,174,136
UTILITIES - 3.4%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	603,661	13,776
American Electric Power Co., Inc.	1,706,318	60,745
Duke Energy Corp.	4,693,259	82,367
Edison International	1,159,562	42,834
Entergy Corp.	664,878	47,366
Exelon Corp.	2,352,483	92,617
FirstEnergy Corp. (d)	1,084,908	38,091
NextEra Energy, Inc.	1,479,982	74,917
Northeast Utilities	626,922	19,497
Pepco Holdings, Inc.	796,825	14,622
Pinnacle West Capital Corp.	386,657	15,629
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	1,718,012	$ 43,655
Progress Energy, Inc.	1,041,296	45,494
Southern Co.	2,956,483	111,519
		703,129
Gas Utilities - 0.1%
Nicor, Inc. (d)	161,957	7,005
ONEOK, Inc.	378,745	19,358
		26,363
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	2,373,760	25,660
Constellation Energy Group, Inc.	718,779	20,385
NRG Energy, Inc. (a)(d)	901,086	17,463
		63,508
Multi-Utilities - 1.3%
Ameren Corp.	851,388	24,452
CenterPoint Energy, Inc.	1,500,891	23,459
CMS Energy Corp. (d)	870,447	15,642
Consolidated Edison, Inc.	1,005,888	48,655
Dominion Resources, Inc.	2,096,718	87,077
DTE Energy Co. (d)	600,732	26,763
Integrys Energy Group, Inc.	274,873	13,386
NiSource, Inc. (d)	989,314	16,551
PG&E Corp.	1,390,687	65,265
Public Service Enterprise Group, Inc.	1,800,723	55,516
SCANA Corp.	401,073	16,292
Sempra Energy	882,116	44,185
TECO Energy, Inc.	763,726	12,792
Wisconsin Energy Corp.	416,040	25,054
Xcel Energy, Inc. (d)	1,635,864	38,443
		513,532
TOTAL UTILITIES		1,306,532
TOTAL COMMON STOCKS (Cost $30,744,290)		38,150,455
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.29% 12/16/10 to 6/30/11 (e) (Cost $9,989)	$ 10,000	$ 9,991
Money Market Funds - 6.3%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c) (Cost $2,413,467)	2,413,466,691	2,413,467
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $33,167,746)		40,573,913
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(2,323,189)
NET ASSETS - 100%		$ 38,250,724
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
670 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 39,517	$ 2,092
196 CME S&P 500 Index Contracts	Dec. 2010	57,800	1,048
TOTAL EQUITY INDEX CONTRACTS		$ 97,317	$ 3,140

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,991,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 432
Fidelity Securities Lending Cash Central Fund	3,714
Total	$ 4,146
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,130,115	$ 4,130,115	$ -	$ -
Consumer Staples	4,198,258	4,198,258	-	-
Energy	4,473,733	4,473,733	-	-
Financials	5,842,405	5,842,405	-	-
Health Care	4,248,342	4,248,342	-	-
Industrials	4,151,678	4,151,678	-	-
Information Technology	7,241,563	7,241,563	-	-
Materials	1,383,693	1,383,693	-	-
Telecommunication Services	1,174,136	1,174,136	-	-
Utilities	1,306,532	1,306,532	-	-
U.S. Government and Government Agency Obligations	9,991	-	9,991	-
Money Market Funds	2,413,467	2,413,467	-	-
Total Investments in Securities:	$ 40,573,913	$ 40,563,922	$ 9,991	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,140	$ 3,140	$ -	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $33,310,511,000. Net unrealized appreciation aggregated $7,263,402,000, of which $12,887,531,000 related to appreciated investment securities and $5,624,129,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011